UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

BlackRock Dynamic High Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock Multi-Asset Income Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55

              East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2017

Date of reporting period: 07/31/2017

Item 1 – Report to Stockholders

JULY 31, 2017

ANNUAL REPORT	BLACKROCK®

BlackRock Global Dividend Portfolio	of BlackRock Funds II

Not FDIC Insured ◾ May Lose Value ◾ No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended July 31, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. These markets showed great resilience during a period with big surprises, including the aftermath of the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. These expressions of isolationism and discontent were countered by the closely watched and less surprising elections in France, the Netherlands and Australia.

Interest rates rose, which worked against high-quality assets with more interest rate sensitivity. Aside from the shortest-term Treasury bills, most U.S. Treasuries posted negative returns, as rising energy prices, modest wage increases and steady job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and economic uncertainty. Reflationary expectations accelerated after the U.S. election in November 2016 and continued into the beginning of 2017, stoked by expectations that the new administration’s policies would provide an extra boost to U.S. growth.

The Fed has responded to these positive developments by increasing interest rates three times in the last six months, setting expectations for additional interest rate increases and moving toward normalizing monetary policy. Divergent global monetary policy continued in earnest, as the European Central Bank and the Bank of Japan reiterated their commitments to economic stimulus despite nascent signs of sustained economic growth in both countries.

In recent months, growing skepticism about the near-term likelihood of significant U.S. tax reform and infrastructure spending has tempered enthusiasm around the reflation trade. Similarly, renewed concern about oversupply has weighed on energy prices. Nonetheless, financial markets — and to an extent the Fed — have adopted a “wait-and-see” approach to the economic data and potential fiscal stimulus. Although uncertainty has persisted, benign credit conditions, modest inflation and the positive outlook for economic growth have kept markets relatively tranquil.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors, including an aging population, low productivity growth and excess savings, as well as cyclical factors, such as the Fed moving toward the normalization of monetary policy and the length of the current expansion. Tempered economic growth and high valuations across most assets have set the stage for muted returns going forward. At current valuation levels, potential equity gains will likely be closely tied to the pace of earnings growth, which has remained solid thus far in 2017.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of July 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	9.51%	16.04%
U.S. small cap equities (Russell 2000® Index)	5.35	18.45
International equities (MSCI Europe, Australasia, Far East Index)	13.79	17.77
Emerging market equities (MSCI Emerging Markets Index)	18.98	24.84
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.35	0.54
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	2.33	(5.73)
U.S. investment-grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.51	(0.51)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.40	0.36
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.57	10.94

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are also available on BlackRock’s website.

TO ENROLL IN ELECTRONIC DELIVERY:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all Investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017	3

Fund Summary as of July 31, 2017

Investment Objective

BlackRock Global Dividend Portfolio’s (the “Fund”) investment objective is to seek to provide a level of current income that exceeds the average yield on global stocks generally. Additionally, the Fund seeks to provide long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•	For the 12-month period ended July 31, 2017, the Fund underperformed performance its benchmark, the MSCI All Country World Index (“ACWI”).

What factors influenced performance?

•

Overweight exposure to health care and negative stock selection within that sector drove the majority of the Fund’s underperformance versus its benchmark, while an underweight allocation to the information technology (“IT”) sector also detracted from relative performance. At the stock level, pharmaceutical stock AstraZeneca PLC was the largest individual detractor in the wake of disappointing clinical trial results late in the period for a key developmental cancer treatment.

•

The Fund’s decisions to avoid the energy and utilities sectors were the largest overall contributors to relative performance, as these sectors underperformed due to weakness in crude oil prices and the broad rotation away from interest rate-sensitive defensive investments. U.S. bank Citizens Financial Group, Inc. was the top individual stock contributor to performance, as the regional bank benefited from investor optimism about U.S. economic growth and the impact of rising interest rates on profits.

Describe recent portfolio activity.

•

During the period, the Fund increased its exposure to consumer staples, opening positions in household products manufacturer Procter & Gamble Co. and brewer Heineken N.V. The Fund decreased its exposure to the consumer discretionary sector via the sale of its positions in toymaker Mattel, Inc. and fast-food restaurant operator McDonald’s Corp.

•	From a geographical perspective, the Fund reduced exposure to the United States, while increasing exposure to Europe excluding the United Kingdom, Canada, and Asia excluding Japan.

Describe portfolio positioning at period end.

•

As of the end of the period, given the environment of modest global growth, the Fund continued to invest in high-quality, dividend-paying companies with sustainable business models, strong financial positions, above-average dividend yields, and compelling dividend growth rates. The Fund had the largest absolute positions in the consumer staples and health care sectors, specifically in the tobacco and pharmaceuticals industries, while the largest underweight exposures were in IT and financials. The Fund held no positions in the real estate, utilities, or energy sectors. Regionally, the largest overweight exposures were to the United Kingdom and Switzerland, while the largest underweight positions were in Japan and the United States relative to its benchmark.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
British American Tobacco PLC	4%
Altria Group, Inc.	4
Novartis AG, Registered Shares	3
AstraZeneca PLC	3
Johnson & Johnson	3
Rogers Communications, Inc., Class B	3
Imperial Brands PLC	3
Philip Morris International, Inc.	3
Deutsche Post AG, Registered Shares	3
Nestlé SA, Registered Shares	3

Geographic Allocation	Percent of Net Assets
United States	45%
United Kingdom	17
Switzerland	10
Canada	6
Taiwan	3
Germany	3
Australia	3
France	3
Finland	2
Belgium	2
Japan	1
Netherlands	1
Sweden	1
Denmark	1
Singapore	1
Hong Kong	1
China	1
Liabilities in Excess of Other Assets	(1)

4	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend-paying equity securities and at least 40% of its assets outside of the U.S. (unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30% of its assets outside of the U.S.). The Fund’s total returns prior to November 1, 2010 are the returns of the Fund when it followed different investment strategies under the name BlackRock Income Builder Portfolio.

[3]	A free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging markets countries.

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2017
		Average Annual Total Returns[2,5]
		1 Year		5 Years		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	10.07%	9.53%	N/A	9.18%	N/A	6.54%	N/A
Investor A	10.03	9.24	3.51%	8.90	7.73%	6.26	5.65%
Investor C	9.60	8.39	7.39	8.07	8.07	5.46	5.46
Class K	10.18	9.60	N/A	9.27	N/A	6.61	N/A
MSCI ACWI	11.54	17.06	N/A	10.85	N/A	4.73	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on April 7, 2008.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example
	Actual			Hypothetical[8]
	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[7]	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,100.67	$3.85	$1,000.00	$1,021.12	$3.71	0.74%
Investor A	$1,000.00	$1,100.27	$5.21	$1,000.00	$1,019.84	$5.01	1.00%
Investor C	$1,000.00	$1,095.97	$9.09	$1,000.00	$1,016.12	$8.75	1.75%
Class K	$1,000.00	$1,101.84	$3.49	$1,000.00	$1,021.47	$3.36	0.67%

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017	5

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to Class K Shares inception date of June 8, 2016, Class K Share performance results are those of Institutional Shares (which have no distribution or service fees) and were restated to reflect Class K Share fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on February 1, 2017 and held through July 31, 2017) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017

Schedule of Investments July 31, 2017	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 2.6%
Ansell Ltd.	2,380,057	$41,818,039
Sonic Healthcare Ltd.	2,002,307	35,735,038

		77,553,077
Belgium — 1.7%
Anheuser-Busch InBev SA	267,054	32,215,300
bpost SA	637,581	17,454,485

		49,669,785
Canada — 5.9%
Rogers Communications, Inc., Class B	1,796,668	93,425,295
TELUS Corp.	2,207,948	79,746,460

		173,171,755
China — 0.7%
ANTA Sports Products Ltd.	6,352,000	21,776,643
Denmark — 1.3%
Novo Nordisk A/S, Class B	879,110	37,388,068
Finland — 2.1%
Kone Oyj, Class B	1,157,639	60,298,132
France — 2.6%
Sanofi	785,967	74,893,783
Germany — 2.8%
Deutsche Post AG, Registered Shares	2,114,726	82,035,365
Hong Kong — 0.8%
Sands China Ltd.	5,262,000	24,370,968
Japan — 1.7%
Japan Tobacco, Inc.	1,411,900	49,062,302
Netherlands — 1.5%
Heineken NV	426,775	44,533,472
Singapore — 1.2%
DBS Group Holdings Ltd.	2,159,700	34,455,050
Sweden — 1.3%
Svenska Handelsbanken AB, A Shares	2,568,756	38,233,633
Switzerland — 10.1%
Givaudan SA, Registered Shares	22,959	45,679,403
Nestlé SA, Registered Shares	961,905	81,193,965
Novartis AG, Registered Shares	1,139,489	97,059,145
Roche Holding AG	149,864	37,940,962
SGS SA, Registered Shares	15,553	34,375,011

		296,248,486
Taiwan — 3.3%
Far EasTone Telecommunications Co. Ltd.	13,568,500	32,803,603
Taiwan Semiconductor Manufacturing Co. Ltd.	8,871,000	62,708,257

		95,511,860
United Kingdom — 16.5%
AstraZeneca PLC	1,585,665	94,510,555

Common Stocks	Shares	Value
United Kingdom (continued)
British American Tobacco PLC	1,712,339	$106,517,352
British American Tobacco PLC — ADR	1	63
Diageo PLC	1,452,481	46,910,734
GlaxoSmithKline PLC	2,551,225	50,787,187
Imperial Brands PLC	2,263,766	93,229,373
Lloyds Banking Group PLC	31,352,677	27,105,595
Unilever PLC	1,165,614	66,478,192

		485,539,051
United States — 41.8%
3M Co.	277,347	55,793,896
AbbVie, Inc.	555,797	38,855,768
Altria Group, Inc.	1,547,496	100,540,815
Cisco Systems, Inc.	2,125,902	66,859,618
Citizens Financial Group, Inc.	725,696	25,457,416
Coca-Cola Co.	1,491,370	68,364,401
Genuine Parts Co.	946,489	80,385,311
H&R Block, Inc.	2,325,810	70,937,205
International Paper Co.	1,179,957	64,874,036
Johnson & Johnson	711,385	94,415,017
M&T Bank Corp.	267,511	43,644,420
Microsoft Corp.	796,210	57,884,467
PepsiCo, Inc.	510,117	59,484,743
Pfizer, Inc.	2,213,524	73,400,456
Philip Morris International, Inc.	743,950	86,826,404
Procter & Gamble Co.	676,001	61,394,411
U.S. Bancorp	851,022	44,916,941
United Parcel Service, Inc., Class B	261,404	28,830,247
United Technologies Corp.	501,353	59,445,425
Wells Fargo & Co.	830,339	44,788,486

		1,227,099,483
Total Long-Term Investments (Cost — $2,337,915,509) — 97.9%		2,871,840,913

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (a)(b)	94,819,176	94,819,176
Total Short-Term Securities (Cost — $94,819,176) — 3.2%		94,819,176
Total Investments (Cost — $2,432,734,685) — 101.1%		2,966,660,089
Liabilities in Excess of Other Assets — (1.1)%		(31,675,841)

Net Assets — 100.0%		$2,934,984,248

Portfolio Abbreviation
ADR	American Depositary Receipts

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017	7

Schedule of Investments (concluded)

Notes to Schedule of Investments

(a)	During the year ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, TempFund, Institutional Class	77,239,286	(77,239,286)	—	—	$12,102	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	94,819,176	94,819,176	$94,819,176	365,368	$295	—
Total				$94,819,176	$377,470	$295	—

[1]	Includes net capital gain distributions.

(b)	Current yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$77,553,077	—	$77,553,077
Belgium	—	49,669,785	—	49,669,785
Canada	$173,171,755	—	—	173,171,755
China	—	21,776,643	—	21,776,643
Denmark	—	37,388,068	—	37,388,068
Finland	—	60,298,132	—	60,298,132
France	—	74,893,783	—	74,893,783
Germany	—	82,035,365	—	82,035,365
Hong Kong	—	24,370,968	—	24,370,968
Japan	—	49,062,302	—	49,062,302
Netherlands	—	44,533,472	—	44,533,472
Singapore	—	34,455,050	—	34,455,050
Sweden	—	38,233,633	—	38,233,633
Switzerland	—	296,248,486	—	296,248,486
Taiwan	—	95,511,860	—	95,511,860
United Kingdom	63	485,538,988	—	485,539,051
United States	1,227,099,483	—	—	1,227,099,483
Short-Term Securities	94,819,176	—	—	94,819,176

Total	$1,495,090,477	$1,471,569,612	—	$2,966,660,089

During the year ended July 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

8	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017

Statement of Assets and Liabilities

July 31, 2017

Assets
Investments at value — unaffiliated (cost — $2,337,915,509)	$2,871,840,913
Investments at value — affiliated (cost — $94,819,176)	94,819,176
Receivables:
Capital shares sold	5,323,353
Dividends — affiliated	64,595
Dividends — unaffiliated	6,279,434
Prepaid expenses	88,837

Total assets	2,978,416,308

Liabilities
Payables:
Investments purchased	35,748,838
Capital shares redeemed	4,823,394
Investment advisory fees	1,399,344
Officer’s and Trustees’ fees	3,034
Other accrued expenses	338,969
Other affiliates	184,712
Service and distribution fees	453,333
Transfer agent fees	480,436

Total liabilities	43,432,060

Net Assets	$2,934,984,248

Net Assets Consist of
Paid-in capital	$2,352,745,147
Undistributed net investment income	1,763,939
Accumulated net realized gain	46,422,899
Net unrealized appreciation (depreciation)	534,052,263

Net Assets	$2,934,984,248

Net Asset Value
Institutional — Based on net assets of $1,969,274,014 and 148,364,101 shares outstanding, unlimited number of shares authorized, $0.001 par value	$13.27

Investor A — Based on net assets of $543,023,334 and 41,038,717 shares outstanding, unlimited number of shares authorized, $0.001 par value	$13.23

Investor C — Based on net assets of $386,971,452 and 29,425,287 shares outstanding, unlimited number of shares authorized, $0.001 par value	$13.15

Class K — Based on net assets of $35,715,448 and 2,689,395 shares outstanding, unlimited number of shares authorized, $0.001 par value	$13.28

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017	9

Statement of Operations

Year Ended July 31, 2017

Investment Income
Dividends — unaffiliated	$88,135,520
Dividends — affiliated	377,470
Foreign taxes withheld	(4,294,263)

Total investment income	84,218,727

Expenses
Investment advisory	15,266,877
Service and distribution — class specific	5,645,683
Transfer agent — class specific	2,078,619
Administration	1,038,625
Administration — class specific	543,522
Accounting services	595,307
Registration	210,597
Custodian	149,827
Professional	110,354
Offering	54,841
Officer and Trustees	57,681
Printing	58,501
Miscellaneous	59,514

Total expenses	25,869,948
Less fees waived by the Manager	(53,190)

Total expenses after fees waived	25,816,758

Net investment income	58,401,969

Realized and Unrealized Gain
Net realized gain from:
Investments — unaffiliated	51,500,856
Capital gain distributions from investment companies — affiliated	295
Foreign currency transactions	176,453

51,677,604

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	133,534,274
Foreign currency translations	378,707

133,912,981

Net realized and unrealized gain	185,590,585

Net Increase in Net Assets Resulting from Operations	$243,992,554

See Notes to Financial Statements.

10	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017

Statements of Changes in Net Assets

	Year Ended July 31,
Increase (Decrease) in Net Assets:	2017	2016

Operations
Net investment income	$58,401,969	$52,574,919
Net realized gain	51,677,604	1,657,240
Net change in unrealized appreciation (depreciation)	133,912,981	93,942,820

Net increase in net assets resulting from operations	243,992,554	148,174,979

Distributions to Shareholders[1]
From net investment income:
Institutional	(41,326,004)	(31,056,726)
Investor A	(12,086,289)	(13,332,603)
Investor C	(5,507,884)	(5,864,690)
Class K	(688,718)	(1,353)
From net realized gain:
Institutional	(2,718,321)	(18,903,480)
Investor A	(1,128,799)	(9,238,949)
Investor C	(739,932)	(6,219,814)
Class K	(61,211)	—

Decrease in net assets resulting from distributions to shareholders	(64,257,158)	(84,617,615)

Capital Share Transactions
Net increase in net assets derived from capital transactions	156,706,180	155,522,120

Net Assets
Total increase in net assets	336,441,576	219,079,484
Beginning of year	2,598,542,672	2,379,463,188

End of year	$2,934,984,248	$2,598,542,672

Undistributed net investment income, end of year	$1,763,939	$2,739,571

[1]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017	11

Financial Highlights

	Institutional
	Year Ended July 31,
	2017	2016	2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of year	$12.43	$12.12	$12.25	$11.33	$10.13

Net investment income[1]	0.30	0.30	0.31	0.41	0.31
Net realized and unrealized gain	0.86	0.48	0.08	0.92	1.18

Net increase from investment operations	1.16	0.78	0.39	1.33	1.49

Distributions:[2]
From net investment income	(0.30)	(0.29)	(0.32)	(0.41)	(0.29)
From net realized gain	(0.02)	(0.18)	(0.20)	—	—

Total distributions	(0.32)	(0.47)	(0.52)	(0.41)	(0.29)

Net asset value, end of year	$13.27	$12.43	$12.12	$12.25	$11.33

Total Return[3]
Based on net asset value	9.53%	6.73%	3.38%	11.83%	14.81%

Ratios to Average Net Assets
Total expenses	0.74%[4]	0.74%[4]	0.75%	0.75%	0.81%

Total expenses after fees waived and/or reimbursed	0.73%[4]	0.74%[4]	0.74%	0.75%	0.80%

Net investment income	2.37%[4]	2.56%[4]	2.57%	3.42%	2.83%

Supplemental Data
Net assets, end of year (000)	$1,969,274	$1,484,674	$1,313,697	$1,112,027	$812,277

Portfolio turnover rate	18%	31%	34%	14%	18%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

12	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017

Financial Highlights (continued)

	Investor A
	Year Ended July 31,
	2017	2016	2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of year	$12.39	$12.08	$12.21	$11.30	$10.10

Net investment income[1]	0.26	0.27	0.28	0.38	0.27
Net realized and unrealized gain	0.86	0.47	0.08	0.91	1.19

Net increase from investment operations	1.12	0.74	0.36	1.29	1.46

Distributions:[2]
From net investment income	(0.26)	(0.25)	(0.29)	(0.38)	(0.26)
From net realized gain	(0.02)	(0.18)	(0.20)	—	—

Total distributions	(0.28)	(0.43)	(0.49)	(0.38)	(0.26)

Net asset value, end of year	$13.23	$12.39	$12.08	$12.21	$11.30

Total Return[3]
Based on net asset value	9.24%	6.47%	3.09%	11.48%	14.58%

Ratios to Average Net Assets
Total expenses	1.01%[4]	1.02%[4]	1.02%	1.03%	1.06%

Total expenses after fees waived and/or reimbursed	1.01%[4]	1.01%[4]	1.02%	1.03%	1.06%

Net investment income	2.06%[4]	2.30%[4]	2.32%	3.14%	2.54%

Supplemental Data
Net assets, end of year (000)	$543,023	$672,554	$648,590	$712,945	$572,796

Portfolio turnover rate	18%	31%	34%	14%	18%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017	13

Financial Highlights (continued)

	Investor C
	Year Ended July 31,
	2017	2016	2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of year	$12.32	$12.02	$12.15	$11.24	$10.06

Net investment income[1]	0.17	0.18	0.19	0.29	0.19
Net realized and unrealized gain	0.85	0.47	0.08	0.91	1.17

Net increase from investment operations	1.02	0.65	0.27	1.20	1.36

Distributions:[2]
From net investment income	(0.17)	(0.17)	(0.20)	(0.29)	(0.18)
From net realized gain	(0.02)	(0.18)	(0.20)	—	—

Total distributions	(0.19)	(0.35)	(0.40)	(0.29)	(0.18)

Net asset value, end of year	$13.15	$12.32	$12.02	$12.15	$11.24

Total Return[3]
Based on net asset value	8.39%	5.63%	2.32%	10.74%	13.63%

Ratios to Average Net Assets
Total expenses	1.76%[4]	1.77%[4]	1.77%	1.77%	1.81%

Total expenses after fees waived and/or reimbursed	1.76%[4]	1.77%[4]	1.77%	1.77%	1.81%

Net investment income	1.35%[4]	1.54%[4]	1.57%	2.40%	1.79%

Supplemental Data
Net assets, end of year (000)	$386,971	$441,110	$417,176	$424,818	$331,547

Portfolio turnover rate	18%	31%	34%	14%	18%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

14	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017

Financial Highlights (concluded)

	Class K
	Year Ended July 31, 2017	Period June 8, 2016[1] to July 31, 2016
Per Share Operating Performance
Net asset value, beginning of period	$12.44	$12.13

Net investment income[2]	0.30	0.02
Net realized and unrealized gain (loss)	0.87	0.37

Net increase (decrease) from investment operations	1.17	0.39

Distributions:[3]
From net investment income	(0.31)	(0.08)
From net realized gain	(0.02)	—

Total distributions	(0.33)	(0.08)

Net asset value, end of period	$13.28	$12.44

Total Return[4]
Based on net asset value	9.60%	3.24%[5]

Ratios to Average Net Assets
Total expenses	0.67%[6]	1.15%[6,7]

Total expenses after fees waived and/or reimbursed	0.67%[6]	1.14%[6,7]

Net investment income	2.42%[6]	2.25%[6,7]

Supplemental Data
Net assets, end of period (000)	$35,715	$205

Portfolio turnover rate	18%	31%[8]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[7]	Annualized.

[8]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017	15

Notes to Financial Statements

1. Organization:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Global Dividend Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as diversified. The Fund’s classification changed from non-diversified to diversified during the period.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor C Shares	No	Yes	None

[1]	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (“the trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Recent Accounting Standards: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Fund’s presentation in the Statement of Cash Flows.

16	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017

Notes to Financial Statements (continued)

SEC Reporting Modernization: The U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules and forms to modernize and enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures about derivatives and other items in investment company financial statements. In addition, certain registered investment companies are required to report information about their monthly portfolio holdings on new Form N-PORT and census-type information annually on new Form N-CEN. The compliance periods for implementing the new or amended rules are August 1, 2017 for Regulation S-X and June 1, 2018 for reporting on Form N-CEN. The compliance period applicable to the BlackRock Funds for reporting on Form N-PORT is June 1, 2018. The Fund continues to evaluate its approach to implementing the new rules.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) or options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017	17

Notes to Financial Statements (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee, based on the average daily net assets that is attributable to the Fund’s direct investments in fixed income and equity securities and instruments, including ETFs advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed income mutual funds, at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.600%
$1 Billion - $2 Billion	0.550%
$2 Billion - $3 Billion	0.525%
Greater than $3 Billion	0.500%

The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor C
Service Fee	0.25%	0.25%
Distribution Fee	—	0.75%

18	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017

Notes to Financial Statements (continued)

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the year ended July 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Total
$1,508,697	$4,136,986	$5,645,683

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended July 31, 2017, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Class K	Total
$334,502	$120,696	$82,740	$5,584	$543,522

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2017, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Investor C	Total
$69,963	$35	$87	$70,085

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the year ended July 31, 2017, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations.

Institutional	Investor A	Investor C	Class K	Total
$3,759	$9,776	$6,203	$10	$19,748

For the year ended July 31, 2017, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Investor A	Investor C	Class K	Total
$1,160,834	$546,379	$371,101	$305	$2,078,619

Other Fees: For the year ended July 31, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $65,625.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017	19

Notes to Financial Statements (continued)

For the year ended July 31, 2017, affiliates received CDSCs as follows:

Investor A	$34,531
Investor C	$45,997

Expense Limitations, Waivers and Reimbursements: With respect to the Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived by the Manager in the Statement of Operations. For the year ended July 31, 2017, the amount waived was $53,190.

Effective September 1, 2016, the Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. Effective November 28, 2016, the waiver became contractual through November 30, 2017. This contractual agreement may be terminated with respect to the Fund upon 90 days’ notice by a majority of independent trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets or any lower threshold provided for by the Fund’s investment restrictions. If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended July 31, 2017, the Fund did not participate in the Interfund Lending Program.

Officer and Trustees Fees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Officer and Trustees in the Statement of Operations.

Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended July 31, 2017, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain
—	$6,556,530	$703,571

5. Purchases and Sales:

For the year ended July 31, 2017, purchases and sales of investments, excluding short-term securities, were $644,692,846 and $479,053,578 respectively.

6. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended July 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

20	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017

Notes to Financial Statements (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to foreign currency transactions and non-deductible expenses were reclassified to the following accounts:

Paid-in capital	$(54,841)
Undistributed net investment income	$231,294
Accumulated net realized gain	$(176,453)

The tax character of distributions paid was as follows:

	7/31/17	7/31/16
Ordinary income	$64,257,158	$50,255,415
Long-term capital gains	—	34,362,200

Total	$64,257,158	$84,617,615

As of period end, the tax components of accumulated net earnings (losses) were as follows:

Undistributed ordinary income	$7,318,139
Undistributed long-term capital gains	44,546,147
Net unrealized gains[1]	530,374,815

Total	$582,239,101

[1]

The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on certain foreign currency contracts.

As of July 31, 2017, gross unrealized appreciation and gross unrealized depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,436,400,336

Gross unrealized appreciation	$605,255,331
Gross unrealized depreciation	(74,995,578)

Net unrealized appreciation	$530,259,753

7. Bank Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2017, the Fund did not borrow under the credit agreement.

8. Principal Risks:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities may also be affected by one or all of the following: (i) general economy; (ii) overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; and (iv) currency, interest rate and price fluctuations.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017	21

Notes to Financial Statements (continued)

Liquidity Risk Management: The SEC adopted a new rule that requires registered open-end funds, including mutual funds and exchange-traded funds, but not money market funds, to establish a liquidity risk management program and expand disclosures about their liquidity and redemption practices. The new liquidity risk management rule will require significant compliance oversight and potentially change the way mutual funds and exchange-traded funds investing in certain asset classes are currently managed. The compliance period for implementing these new rules for the BlackRock funds is December 1, 2018. The SEC also adopted rules that permit an open-end fund (other than an exchange-traded fund or a money market fund) to implement “swing pricing” under certain circumstances, which allows a fund to adjust its net asset value to effectively pass on the transaction costs related to large subscriptions and redemptions.

Counterparty Credit Risk: Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Concentration Risk: The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

The United Kingdom voted on June 23, 2016 to withdraw from the European Union, which may introduce significant new uncertainties and instability in the financial markets across Europe.

9. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended July 31, 2017		Year Ended July 31, 2016
	Shares	Amount	Shares	Amount
Institutional
Shares sold	65,225,586	$820,038,275	48,379,586	$568,844,134
Shares issued in reinvestment of distributions	2,624,577	33,057,304	3,259,395	38,066,036
Shares redeemed	(38,890,079)	(483,371,531)	(40,606,315)	(472,356,820)

Net increase	28,960,084	$369,724,048	11,032,666	$134,553,350

Investor A
Shares sold	13,224,126	$165,240,931	15,243,983	$178,017,690
Shares issued in reinvestment of distributions	996,347	12,373,410	1,835,520	21,362,474
Shares redeemed	(27,451,869)	(342,723,361)	(16,479,731)	(191,666,503)

Net increase (decrease)	(13,231,396)	$(165,109,020)	599,772	$7,713,661

Investor C
Shares sold	4,624,611	57,276,179	7,499,121	$87,146,759
Shares issued in reinvestment of distributions	449,691	5,589,823	944,601	10,898,426
Shares redeemed	(11,455,662)	(142,703,479)	(7,350,525)	(84,990,076)

Net increase (decrease)	(6,381,360)	$(79,837,477)	1,093,197	$13,055,109

22	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017

Notes to Financial Statements (concluded)

	Year Ended July 31, 2017		Period June 8, 2016[1] to July 31, 2016
	Shares	Amount	Shares	Amount
Class K
Shares sold	3,152,411	$38,012,869	16,488	$200,000
Shares issued in reinvestment of distributions	58,780	744,470	—	—
Shares redeemed	(538,284)	(6,828,710)	—	—

Net increase	2,672,907	$31,928,629	16,488	$200,000

Total Net Increase	12,020,235	$156,706,180	12,742,123	$155,522,120

[1]	Commencement of operations.

At July 31, 2017, 16,488 Class K Shares of the Fund were owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund.

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017	23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds II and Shareholders of BlackRock Global Dividend Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock Global Dividend Portfolio (the “Fund”), a series of BlackRock Funds II, as of July 31, 2017, the results of its operations, the changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of July 31, 2017 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The financial statements as of and for the year ended July 31, 2016 and the financial highlights for each of the years or periods ended on or prior to July 31, 2016 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated September 26, 2016 expressed an unqualified opinion on those financial statements and financial highlights.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 27, 2017

Important Tax Information (Unaudited)

During the fiscal year ended July 31, 2017, the following information is provided with respect to the ordinary income distributions paid by the Fund:

	Payable Date	10/14/16	12/07/16	04/13/17	07/21/17
Qualified Dividend Income for Individuals[1,2]		100.00%	100.00%	100.00%	100.00%
Dividends Qualifying for the Dividend Received Deduction for Corporations[1]		70.70%	78.12%	37.12%	37.12%
Foreign Source Income[2]		25.88%	—	100.00%	100.00%
Interest Related Dividends and Short-Term Capital Gain for Non-U.S. Residents[3]		—	34.54%	—	—
Foreign Taxes Paid Per Share[4]		0.001664	—	0.010027	0.008798

[1]	The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.

[2]	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

[3]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

[4]

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

24	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met in person on April 6, 2017 (the “April Meeting”) and May 9-10, 2017 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Global Dividend Portfolio (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements”.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Fund’s adherence to its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on Fund fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds as determined by Broadridge1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs, closed-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale;

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017	25

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

(f) a summary of aggregate amounts paid by the Fund to BlackRock; and (g) sales and redemption data regarding the Fund’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, each for a one-year term ending June 30, 2018. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, a relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to other funds in its applicable Broadridge category. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of the Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance

26	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the third, first and second quartiles, respectively, against its Broadridge Performance Universe. The Board and BlackRock reviewed the Fund’s underperformance during the one-year period.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2016 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Fund, to the Fund. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017	27

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2018, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2018. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

28	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2]
Robert M. Hernandez 1944	Chair of the Board and Trustee	Since 2007	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director, RTI International Metals, Inc. from 1990 to 2015; Director, TE Connectivity (electronics) from 2006 to 2012.	27 RICs consisting of 98 Portfolios	Chubb Limited (insurance company); Eastman Chemical Company.
James H. Bodurtha 1944	Trustee	Since 2007	Director, The China Business Group, Inc. (consulting and investing firm) from 1996 to 2013 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980; Director, ICI Mutual since 2010.	27 RICs consisting of 98 Portfolios	None
Bruce R. Bond 1946	Trustee	Since 2007	Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	27 RICs consisting of 98 Portfolios	None
Donald W. Burton 1944	Trustee	Since 2007	Managing General Partner, The Burton Partnership, LP (an investment partnership) from 1979 to 2017; Managing General Partner, The Burton Partnership (QP), LP (an investment partnership) since 2000; Managing General Partner, The South Atlantic Venture Funds from 1983 to 2012; Director, IDology, Inc. (technology solutions) since 2006; Director, Knology, Inc. (telecommunications) from 1996 to 2012; Director, Capital Southwest (financial) from 2006 to 2012; Director, Burtons Grill (restaurant) since 2013; Director, PDQ South Texas (restaurant) since 2013; Director, ITC/Talon (data) since 2015.	27 RICs consisting of 98 Portfolios	None
Honorable Stuart E. Eizenstat 1943	Trustee	Since 2007	Partner and Head of International Practice, Covington and Burling LLP (law firm) since 2001; International Advisory Board Member, The Coca-Cola Company from 2002 to 2011; Advisory Board Member, Veracity Worldwide, LLC (risk management) from 2007 to 2012; Member of the International Advisory Board, GML Ltd. (energy) since 2003.	27 RICs consisting of 98 Portfolios	Alcatel-Lucent (telecom- munications); Global Specialty Metallurgical; UPS Corporation (delivery service); Ferroglobe (metals)
Henry Gabbay 1947	Trustee	Since 2007	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Adminis- trative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly, BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	27 RICs consisting of 98 Portfolios	None
Lena G. Goldberg 1949	Trustee	Since 2016	Senior Lecturer, Harvard Business School since 2008; Executive Vice President, FMR LLC/Fidelity Investments (financial services) from 2007 to 2008, Executive Vice President and General Counsel thereof from 2002 to 2007, Senior Vice President and General Counsel thereof from 1999 to 2002, Vice President and General Counsel thereof from 1997 to 1999, Senior Vice President and Deputy General Counsel thereof in 1997, and Vice President and Corporate Counsel thereof from 1996 to 1997; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	27 RICs consisting of 98 Portfolios	None

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017	29

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2] (concluded)
Henry R. Keizer 1956	Trustee	Since 2016	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, Montpelier Re Holdings, Ltd. (publicly held property and casual reinsurance) from 2013 to 2015; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	27 RICs consisting of 98 Portfolios	Hertz Global Holdings (car rental); WABCO (commercial vehicle safety systems)
John F. O’Brien 1943	Trustee	Since 2007	Trustee Woods Hole Oceanographic Institute since 2003 and Chairman thereof from 2009 to 2015; Co-Founder and Managing Director, Board Leaders LLC (director education) since 2005.	27 RICs consisting of 98 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)
Donald C. Opatrny 1952	Trustee	Since 2015	Trustee, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; Member of the Board and Investment Committee, University School since 2007; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President and Trustee, the Center for the Arts, Jackson Hole since 2011; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014.	27 RICs consisting of 98 Portfolios	None
Roberta Cooper Ramo 1942	Trustee	Since 2007	Shareholder and Attorney, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Director, ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit) since 2008; Vice President, Santa Fe Opera (non-profit) since 2011; Chair, Think New Mexico (non-profit) since 2013; Chairman of the Board, Cooper’s Inc. (retail) from 1999 to 2011.	27 RICs consisting of 98 Portfolios	None

30	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Interested Trustees[4]
Robert Fairbairn 1965	Trustee	Since 2015	Senior Managing Director of BlackRock, Inc. since 2010; Global Head of BlackRock’s Retail and iShares® businesses since 2012; Member of BlackRock’s Global Executive and Global Operating Committees; Head of BlackRock’s Global Client Group from 2009 to 2012; Chairman of BlackRock’s international businesses from 2007 to 2010.	27 RICs consisting of 98 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	2015 to present (Trustee); 2010 to present (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 317 Portfolios	None

[1]    The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. Interested Trustees serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.

[3]    Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Board in 2007, those Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Honorable Stuart E. Eizenstat, 2001; Robert M. Hernandez, 1996; John F. O’Brien, 2005; Roberta Cooper Ramo, 1999.

[4]    Messrs. Fairbairn and Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Perlowski is also a board member of the BlackRock Closed-End Complex and the BlackRock Equity-Liquidity Complex.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017	31

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past 5 Years
Officers Who Are Not Trustees[2]
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055. [2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Sub-Adviser BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022

Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

32	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http:// www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017	33

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by lawor as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Change in Independent Registered Public Accounting Firm

Effective February 15, 2017, Deloitte & Touche LLP (“D&T”) was dismissed as the independent registered public accounting firm to the Fund. The Audit Committee of the Trust’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. D&T’s reports on the Fund’s financial statements for the fiscal periods ended July 31, 2016 and July 31, 2015 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended July 31, 2016 and July 31, 2015 and the subsequent interim period through February 15, 2017, (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Trust’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm for the fiscal year ending July 31, 2017. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Fund or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, D&T. During the Fund’s fiscal periods ended July 31, 2016 and July 31, 2015, and the subsequent interim period through February 15, 2017, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

34	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2017

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

GDP-7/17-AR

JULY 31, 2017

ANNUAL REPORT	BLACKROCK®

BlackRock Funds II

▶   BlackRock Dynamic High Income Portfolio

▶   BlackRock Multi-Asset Income Portfolio

Not FDIC Insured ◾ May Lose Value ◾ No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended July 31, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. These markets showed great resilience during a period with big surprises, including the aftermath of the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. These expressions of isolationism and discontent were countered by the closely watched and less surprising elections in France, the Netherlands and Australia.

Interest rates rose, which worked against high-quality assets with more interest rate sensitivity. Aside from the shortest-term Treasury bills, most U.S. Treasuries posted negative returns, as rising energy prices, modest wage increases and steady job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and economic uncertainty. Reflationary expectations accelerated after the U.S. election in November 2016 and continued into the beginning of 2017, stoked by expectations that the new administration’s policies would provide an extra boost to U.S. growth.

The Fed has responded to these positive developments by increasing interest rates three times in the last six months, setting expectations for additional interest rate increases and moving toward normalizing monetary policy. Divergent global monetary policy continued in earnest, as the European Central Bank and the Bank of Japan reiterated their commitments to economic stimulus despite nascent signs of sustained economic growth in both countries.

In recent months, growing skepticism about the near-term likelihood of significant U.S. tax reform and infrastructure spending has tempered enthusiasm around the reflation trade. Similarly, renewed concern about oversupply has weighed on energy prices. Nonetheless, financial markets — and to an extent the Fed — have adopted a “wait-and-see” approach to the economic data and potential fiscal stimulus. Although uncertainty has persisted, benign credit conditions, modest inflation and the positive outlook for economic growth have kept markets relatively tranquil.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors, including an aging population, low productivity growth and excess savings, as well as cyclical factors, such as the Fed moving toward the normalization of monetary policy and the length of the current expansion. Tempered economic growth and high valuations across most assets have set the stage for muted returns going forward. At current valuation levels, potential equity gains will likely be closely tied to the pace of earnings growth, which has remained solid thus far in 2017.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of July 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	9.51%	16.04%
U.S. small cap equities (Russell 2000® Index)	5.35	18.45
International equities (MSCI Europe, Australasia, Far East Index)	13.79	17.77
Emerging market equities (MSCI Emerging Markets Index)	18.98	24.84
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.35	0.54
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	2.33	(5.73)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.51	(0.51)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.40	0.36
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.57	10.94

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are also available on BlackRock’s website.

TO ENROLL IN ELECTRONIC DELIVERY:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select "Access Your Account"

3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions

BLACKROCK FUNDS II	JULY 31, 2017	3

Fund Summary as of July 31, 2017	BlackRock Dynamic High Income Portfolio

Investment Objective

BlackRock Dynamic High Income Portfolio’s (the “Fund”) investment objective is to seek high current income with consideration for capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•	For the 12-month period ended July 31, 2017, the Fund outperformed its benchmark, a blend of 70% MSCI World Index/30% Bloomberg Barclays U.S. Aggregate Bond Index.

What factors influenced performance?

•

The Fund seeks to earn a high level of current income by tactically managing a diversified portfolio of non-traditional sources of yield. The Fund’s performance is reviewed on an absolute basis due to the outcome-oriented nature of its strategy. The Fund has flexibility to invest across all asset classes and is managed within a risk controlled framework, seeking to maintain competitive yield with a risk profile below or in line with that of the 70/30 risk benchmark.

•

The Fund’s positions in equity covered calls and international stocks were the top contributors to performance, driven by improving growth and inflation trends that sent risk assets higher for most of the period. Other notable contributors to performance included the Fund’s exposure to preferred stocks, floating rate loans and mortgage-backed securities (“MBS”). In addition, stabilizing commodity prices produced strong returns for master limited partnerships (“MLPs”) and for the Fund’s positions in emerging markets.

•

On the negative side, the Fund’s positions against interest rate risk detracted from performance during the period, particularly a long-term Treasury bond futures position. Also, the Fund’s exposure to real estate investment trusts (“REITs”) detracted from the performance during the period, as REIT prices came under pressure during the first half of the period as interest rates moved sharply higher.

•	The Fund uses derivatives, including futures, options, swaps, and equity covered calls, as part of its investment strategy. During the period, the

Fund’s positions in international developed equity index futures meaningfully contributed to performance, especially within Europe. As noted above, equity covered calls were a contributor to performance, while U.S. Treasury bond futures used to manage interest rate risk hurt performance. The use of futures and options to manage equity and currency exposure marginally weighed on returns, while exposure to equity-linked notes contributed to both income and overall returns during the period. The Fund’s cash exposure averaged just over 5% during the period and had no material impact on performance.

Describe recent portfolio activity.

•

Over the course of the 12-month period, the Fund increased allocations to fixed income while reducing equity allocations. Specifically, the Fund added to positions in preferred stocks, emerging market debt and floating rate loans based on the contribution of steady income streams to their overall returns. The Fund also increased its allocation to MLPs based on more compelling valuations and improving fundamental business prospects. The Fund reduced its equity covered call writing activity due to reduced volatility and lower premiums for selling new call options, and it cut exposure to REITs because of their sensitivity to interest-rate movements.

Describe portfolio positioning at period end.

•

The Fund was allocated across a number of diverse asset classes at period end, including equity covered calls, preferred securities, floating rate bank loans and collateralized loan obligations, non-agency residential and commercial MBS, emerging market debt, MLPs, high yield bonds, global REITs, global stocks, and investment grade bonds. The Fund also held positions in currency, interest rate and equity futures as well as equity options to help manage overall exposures.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS II	JULY 31, 2017

BlackRock Dynamic High Income Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund may invest up to 100% of its assets in equity securities and up to 100% of its assets in fixed income securities. The Fund may also gain exposure to such equity securities and fixed income securities by investing in BlackRock equity and/or fixed income mutual funds and affiliated and unaffiliated exchange traded funds (“ETFs”).

[3]	The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (70%) and Bloomberg Barclays U.S. Aggregate Bond Index (30%).

[4]

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

[5]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[6]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2017

				Average Annual Total Returns[7]
				1 Year		Since Inception[8]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	5.67%	5.15%	7.17%	12.39%	N/A	5.89%	N/A
Investor A	5.13	4.66	7.04	11.99	6.11%	5.63	3.57%
Investor C	4.66	4.16	6.65	11.16	10.16	4.81	4.81
Class K	5.72	5.14	7.20	12.32	N/A	5.94	N/A
70% MSCI World Index/30% Bloomberg Barclays U.S. Aggregate Bond Index	—	—	8.15	10.90	N/A	6.09	N/A
MSCI World Index	—	—	10.64	16.12	N/A	7.47	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	2.51	(0.51)	N/A	2.48	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 9 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on November 3, 2014.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS II	JULY 31, 2017	5

Fund Summary as of July 31, 2017	BlackRock Multi-Asset Income Portfolio

Investment Objective

BlackRock Multi-Asset Income Portfolio’s (the “Fund”) investment objective is to seek to maximize current income with consideration for capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended July 31, 2017, the Fund’s Institutional and Class K Shares outperformed its benchmark, a blend of 50% MSCI World Index/50% Bloomberg Barclays U.S. Aggregate Bond Index, while Investor A Shares performed in line with the benchmark and Investor C Shares underperformed.

What factors influenced performance?

•

The following discussion relates to absolute performance due to the nature of the Fund’s strategy. The Fund uses an unconstrained strategy (i.e., one with flexibility to invest across all asset classes) that is managed within a risk controlled framework and seeks to maintain a competitive yield with a risk profile less than or equal to the 50/50 benchmark.

•	Equity covered calls and allocations to developed and emerging market international equities were the largest contributors to performance, as stocks rallied over the period.

•

Allocations to the credit-sensitive sectors in fixed income, particularly high yield bonds, preferred stocks, mortgage-backed securities (“MBS”), floating rate loans and emerging market debt, were meaningful contributors due to tightening yield spreads and robust investor demand for income. A stabilization in commodity prices and weakness in the U.S. dollar also contributed to the strong returns for emerging market debt.

•

Strategies to manage U.S. equity risk, while reducing the overall volatility of the portfolio, detracted from performance as domestic stocks continued to rally. In addition, real estate investment trusts (“REITs”) came under pressure toward the end of 2016 due to rising interest rates. Strategies to limit exposure to the euro and the Japanese yen also detracted at a time of U.S. dollar depreciation.

•

The Fund held derivatives during the period. Futures, options and swaps were utilized to manage the portfolio’s exposures and mitigate risk during periods of market distress. Additionally, equity covered calls were used to provide an alternative source of income. The Fund’s use of derivatives contributed negatively to Fund performance.

•

The Fund’s positions in risk-management strategies related to U.S. equities and currencies generally detracted from returns, but Japanese equity index futures contributed. Risk-management strategies with respect to U.S. interest rates had a minimal impact on performance, while a position in Australian government bond futures was a positive. The Fund also used high yield credit default index swaps and swaps on commercial mortgage-backed securities (“CMBS”), with only a marginal effect on performance.

Describe recent portfolio activity.

•

The Fund increased its fixed income allocation during the annual period, and it reduced its weightings in equities and cash. In particular, the Fund added to preferred stocks, emerging market debt, U.S. high yield and CMBS on the view that these areas offered attractive return potential relative to equities and more rate-sensitive investments. The Fund also took advantage of a period of underperformance in master limited partnerships (“MLPs”) to add to its allocation in the asset class at compelling price and income levels. Conversely, the Fund reduced equity covered call writing as lower market volatility translated to smaller premiums from selling new call options in the latter portion of the period. Additionally, the Fund modestly decreased its exposure to REITs and non-agency MBS. The Fund’s cash position at period end reflected a source of funds for future investment opportunities and had no material impact on performance.

Describe portfolio positioning at period end.

•

The Fund was comprised of diverse allocations to a number of income-producing asset classes, including high yield bonds, mortgage-backed securities, global dividend stocks, preferred stocks, floating rate loans, covered calls, investment-grade debt, emerging market bonds, MLPs, global REITs, agency/government bonds and strategies designed to manage risk.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK FUNDS II	JULY 31, 2017

BlackRock Multi-Asset Income Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed income securities. The Fund may also gain exposure to such equity securities and fixed income securities by investing in BlackRock equity and/or fixed income mutual funds and affiliated and unaffiliated exchange traded funds (“ETFs”). The Fund’s total returns prior to November 28, 2011 are the returns of the Fund when it followed different investment strategies under the name BlackRock Income Portfolio.

[3]	The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (50%) and Bloomberg Barclays U.S. Aggregate Bond Index (50%).

[4]

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

[5]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[6]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2017

				Average Annual Total Returns[2,7]
				1 Year		5 Years		Since Inception[8]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	4.53%	4.40%	5.12%	7.90%	N/A	6.28%	N/A	5.93%	N/A
Investor A	4.06	3.95	5.00	7.54	1.89%	6.00	4.86%	5.65	5.04%
Investor C	3.54	3.39	4.61	6.85	5.85	5.20	5.20	4.87	4.87
Class K	4.58	4.47	5.04	7.85	N/A	6.31	N/A	5.97	N/A
50% MSCI World Index/50% Bloomberg Barclays U.S. Aggregate Bond Index	—	—	6.51	7.53	N/A	6.86	N/A	4.93	N/A
MSCI World Index	—	—	10.64	16.12	N/A	11.63	N/A	5.14	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	2.51	(0.51)	N/A	2.02	N/A	3.99	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 9 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on April 7, 2008.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS II	JULY 31, 2017	7

Portfolio Information as of July 31, 2017

BlackRock Dynamic High Income Portfolio

Ten Largest Holdings	Percent of Total Investments[1]
BlackRock Floating Rate Income Portfolio, Class K	7.4%
BlackRock Allocation Target Shares, Series A	5.5
iShares iBoxx $ High Yield Corporate Bond ETF	3.4
iShares U.S. Preferred Stock ETF	2.7
BlackRock High Yield Portfolio, Class K	1.0
WisdomTree Emerging Markets High Dividend Fund	1.0
iShares Core High Dividend ETF	0.9
Carlyle Global Market Strategies CLO Ltd.	0.9
HSBC Holdings PLC	0.9
Barclays PLC	0.9

Portfolio Composition	Percent of Total Investments[1]
Investment Companies	23%
Equity-Linked Notes	21
Preferred Securities	16
Common Stocks	12
Asset-Backed Securities	11
Non-Agency Mortgage-Backed Securities	6
Corporate Bonds	5
Foreign Government Obligations	3
Foreign Agency Obligations	2
U.S. Government Sponsored Agency Securities	1

BlackRock Multi-Asset Income Portfolio

Ten Largest Holdings	Percent of Total Investments[1]
iShares iBoxx $ High Yield Corporate Bond ETF	3.6%
Alternative Loan Trust	1.6
Commercial Mortgage Trust	0.9
Fannie Mae Connecticut Avenue Securities	0.8
JPMorgan Chase & Co.	0.7
HSBC Holdings PLC	0.7
Morgan Stanley	0.7
Barclays PLC	0.7
Royal Bank of Scotland Group PLC	0.7
Société Générale SA	0.7

Portfolio Composition	Percent of Total Investments[1]
Corporate Bonds	23%
Common Stocks	19
Preferred Securities	13
Asset-Backed Securities	11
Equity-Linked Notes	10
Non-Agency Mortgage-Backed Securities	9
Floating Rate Loan Interests	6
Investment Companies	4
Foreign Government Obligations	2
U.S. Government Sponsored Agency Securities	2
Foreign Agency Obligations	1

[1]	Total investments exclude short-term securities.

8	BLACKROCK FUNDS II	JULY 31, 2017

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to March 28, 2016 and February 3, 2017, BlackRock Dynamic High Income Portfolio and BlackRock Multi-Asset Income Portfolio, respectively, (commencement of operations), Class K Shares performance results are those of Institutional Shares, restated to reflect Class K Shares fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value on the ex-dividend/payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transac-

tion or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	9

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on February 1, 2017 and held through July 31, 2017) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[1]
	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[2]	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock Dynamic High Income Portfolio
Institutional	$1,000.00	$1,071.73	$3.85	$1,000.00	$1,021.08	$3.76	0.75%
Investor A	$1,000.00	$1,070.42	$5.13	$1,000.00	$1,019.84	$5.01	1.00%
Investor C	$1,000.00	$1,066.51	$8.97	$1,000.00	$1,016.12	$8.75	1.75%
Class K	$1,000.00	$1,071.99	$3.60	$1,000.00	$1,021.32	$3.51	0.70%
BlackRock Multi-Asset Income Portfolio
Institutional	$1,000.00	$1,051.16	$2.80	$1,000.00	$1,022.07	$2.76	0.55%
Investor A	$1,000.00	$1,049.95	$4.07	$1,000.00	$1,020.83	$4.01	0.80%
Investor C	$1,000.00	$1,046.10	$7.86	$1,000.00	$1,017.11	$7.75	1.55%
Class K	$1,000.00	$1,050.35	$2.54	$1,000.00	$1,020.83	$2.51	0.50%

[1]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

[2]	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” above for further information on how expenses were calculated.

10	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments July 31, 2017	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ALM VI Ltd., Series 2012-6A, Class CRR, (3 mo. LIBOR US + 3.200%), 4.50%, 7/15/26 (a)(b)	USD	500	$500,382
ALM XII Ltd.:
Series 2015-12A, Class BR, (3 mo. LIBOR US + 2.050%), 3.35%, 4/16/27 (a)(b)		500	501,058
Series 2015-12A, Class C1R, (3 mo. LIBOR US + 3.200%), 4.50%, 4/16/27 (a)(b)		500	500,979
ALM XIX Ltd., Series 2016-19A, Class D, (3 mo. LIBOR US + 7.350%), 8.65%, 7/15/28 (a)(b)		750	755,244
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class C1R, (3 mo. LIBOR US + 3.200%), 4.50%, 7/15/27 (a)(b)		1,000	991,423
ALM XVII Ltd., Series 2015-17A, Class C1, (3 mo. LIBOR US + 4.150%), 5.45%, 1/15/28 (a)(b)		250	252,567
AMMC CLO Ltd.:
Series 2014-15A, Class D, (3 mo. LIBOR US + 4.200%), 5.42%, 12/09/26 (a)(b)		1,000	1,015,162
Series 2016-18A, Class D, (3 mo. LIBOR US + 5.000%), 6.20%, 5/26/28 (a)(b)		700	711,304
Anchorage Capital CLO Ltd., Series 2014-4A, Class CR, (3 mo. LIBOR US + 3.400%), 4.71%, 7/28/26 (a)(b)		250	250,000
Apidos CLO XVI, Series 2013-16A, Class CR, (3 mo. LIBOR US + 3.000%), 4.31%, 1/19/25 (a)(b)(c)		250	250,000
Apidos CLO XX, Series 2015-20A, Class C, (3 mo. LIBOR US + 3.700%), 5.00%, 1/16/27 (a)(b)		500	500,973
Ares XLIV CLO Ltd., Series 2017-44A, Class D, (3 mo. LIBOR US + 6.550%), 0.00%, 10/15/29 (a)(b)(c)		500	500,000
Ares XXVII CLO Ltd.:
Series 2013-2A, Class CR, (3 mo. LIBOR US + 2.400%), 3.65%, 7/28/29 (a)(b)		500	508,640
Series 2013-2A, Class DR, (3 mo. LIBOR US + 3.750%), 5.00%, 7/28/29 (a)(b)		500	503,304
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, (3 mo. LIBOR US + 3.250%), 4.55%, 10/17/24 (a)(b)		500	501,572
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, (3 mo. LIBOR US + 7.250%), 8.55%, 7/18/28 (a)(b)		1,000	1,004,854

Asset-Backed Securities		Par (000)	Value
Atrium X, Series 10A, Class DR, (3 mo. LIBOR US + 3.000%), 4.30%, 7/16/25 (a)(b)	USD	750	$749,703
Atrium XI, Series 11A, Class DR, (3 mo. LIBOR US + 3.150%), 4.46%, 10/23/25 (a)(b)		1,000	1,006,218
Bear Stearns Asset Backed Securities Trust, Series 2004-HE3, Class M2, (1 mo. LIBOR US + 1.725%), 2.96%, 4/25/34 (a)		158	157,569
Carlyle Global Market Strategies CLO Ltd.:
Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.350%), 4.66%, 8/14/30 (a)(b)		500	500,000
Series 2014-3A, Class D1, (3 mo. LIBOR US + 5.100%), 6.42%, 7/27/26 (a)(b)		640	640,154
Series 2015-1A, Class DR, (3 mo. LIBOR US + 3.000%), 4.31%, 4/20/27 (a)(b)(c)		475	475,000
Series 2015-1A, Class E1, (3 mo. LIBOR US + 5.300%), 6.61%, 4/20/27 (a)(b)		500	494,058
Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.500%), 9.81%, 10/20/27 (a)(b)		476	478,315
Series 2016-1A, Class D, (3 mo. LIBOR US + 7.600%), 8.91%, 4/20/27 (a)(b)		750	764,875
Carrington Mortgage Loan Trust:
Series 2006-NC3, Class A4, (1 mo. LIBOR US + 0.240%), 1.47%, 8/25/36 (a)		300	186,576
Series 2006-NC5, Class A3, (1 mo. LIBOR US + 0.150%), 1.38%, 1/25/37 (a)		240	174,364
Catskill Park CLO Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 3.700%), 4.78%, 4/20/29 (a)(b)		250	250,092
Cedar Funding III CLO Ltd., Series 2014-3A, Class E, (3 mo. LIBOR US + 4.900%), 6.07%, 5/20/26 (a)(b)		500	489,429
Cedar Funding IV CLO Ltd., Series 2014-4A, Class DR, (3 mo. LIBOR US + 3.650%), 4.81%, 7/23/30 (a)(b)		500	500,116
CIFC Funding Ltd.:
Series 2014-3A, Class DR, (3 mo. LIBOR US + 3.150%), 4.46%, 7/22/26 (a)(b)(c)		500	500,000
Series 2014-4A, Class D, (3 mo. LIBOR US + 3.400%), 4.70%, 10/17/26 (a)(b)		1,000	1,005,428
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.500%), 4.38%, 4/23/29 (a)(b)		500	500,806
Conseco Financial Corp., Series 1998-8, Class A1, 6.28%, 9/01/30		539	564,670
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, (1 mo. LIBOR US + 0.150%), 1.38%, 10/15/36 (a)		228	198,172
Dryden 31 Senior Loan Fund, Series 2014-31A, Class DR, (3 mo. LIBOR US + 3.350%), 4.65%, 4/18/26 (a)(b)		1,000	1,005,626

Portfolio Abbreviations
ADR	American Depositary Receipts	EURIBOR	Euro Interbank Offered Rate	OTC	Over-the-counter
AKA	Also Known As	FKA	Formerly Known As	PEN	Peruvian Nuero Sol
ARS	Argentine Peso	GBP	British Pound	PIK	Payment-in-kind
BRL	Brazilian Real	GDR	Global Depositary Receipts	PJSC	Public Joint Stock Company
CHF	Swiss Franc	IDR	Indonesian Rupiah	REMIC	Real Estate Mortgage Investment Conduit
CLO	Collateralized Loan Obligation	INR	Indian Rupee	RUB	Russian Ruble
CNH	Chinese Yuan Offshore	JPY	Japanese Yen	S&P	Standard & Poor’s
CNY	Chinese Yuan	LIBOR	London Interbank Offered Rate	SCA	Svenska Cellulosa Aktiebolaget
DAC	Designated Activity Company	MLP	Master Limited Partnership	SEK	Swedish Krona
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish Lira
ETF	Exchange-Traded Fund	NVDR	Non-Voting Depository Receipts	USD	U.S. Dollar
EUR	Euro

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	11

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Asset-Backed Securities		Par (000)	Value
Dryden 40 Senior Loan Fund, Series 2015-40A, Class E, (3 mo. LIBOR US + 5.950%), 7.13%, 8/15/28 (a)(b)	USD	750	$761,645
Dryden 50 Senior Loan Fund:
Series 2017-50A, Class E, (3 mo. LIBOR US + 6.260%), 0.00%, 7/15/30 (a)(b)		500	495,150
Series 2017-50A, Class SUB, 0.00%, 7/15/30 (b)(d)		1,000	880,000
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, (3 mo. LIBOR US + 3.500%), 4.67%, 10/29/26 (a)(b)		750	751,438
Grippen Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.300%), 4.55%, 1/20/30 (a)(b)		500	497,044
Highbridge Loan Management Ltd.:
Series 5A-2015, Class C1R, (3 mo. LIBOR US + 2.100%), 3.29%, 1/29/26 (a)(b)		500	501,386
Series 5A-2015, Class D1R, (3 mo. LIBOR US + 3.300%), 4.49%, 1/29/26 (a)(b)		500	500,384
Series 6A-2015, Class D, (3 mo. LIBOR US + 3.650%), 4.82%, 5/05/27 (a)(b)		500	499,167
Series 6A-2015, Class E1, (3 mo. LIBOR US + 5.450%), 6.62%, 5/05/27 (a)(b)		500	484,503
Invitation Homes Trust:
Series 2014-SFR3, Class E, (1 mo. LIBOR US + 4.500%), 5.73%, 12/17/31 (a)(b)		137	138,256
Series 2015-SFR3, Class E, (1 mo. LIBOR US + 3.750%), 4.98%, 8/17/32 (a)(b)		400	407,423
Long Beach Mortgage Loan Trust:
Series 2006-2, Class 2A3, (1 mo. LIBOR US + 0.190%), 1.42%, 3/25/46 (a)		410	203,566
Series 2006-3, Class 2A3, (1 mo. LIBOR US + 0.180%), 1.41%, 5/25/46 (a)		328	148,977
Series 2006-3, Class 2A4, (1 mo. LIBOR US + 0.270%), 1.50%, 5/25/46 (a)		298	138,372
Series 2006-4, Class 1A, (1 mo. LIBOR US + 0.150%), 1.38%, 5/25/36 (a)		617	379,860
Madison Park Funding XVI Ltd., Series 2015-16A, Class D, (3 mo. LIBOR US + 5.500%), 6.81%, 4/20/26 (a)(b)		500	499,546
Mastr Asset Backed Securities Trust, Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.280%), 1.51%, 5/25/37 (a)		650	473,772
MP CLO VI Ltd., Series 2014-2A, Class DR, (3 mo. LIBOR US + 3.500%), 4.80%, 1/15/27 (a)(b)		1,000	991,440
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR, (3 mo. LIBOR US + 4.250%), 5.43%, 11/14/27 (a)(b)		250	251,931
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class E, (3 mo. LIBOR US + 6.750%), 8.05%, 10/17/27 (a)(b)		500	502,656
Oakwood Mortgage Investors, Inc., Series 1998-D, Class M1, 7.42%, 1/15/29 (b)		437	445,555
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.850%), 9.15%, 4/15/27 (a)(b)		750	758,943
Octagon Investment Partners Ltd., Series 2017-3A, Class E, 0.00%, 7/15/29 (b)(d)		500	490,000
OZLM Funding Ltd., Series 2012-1A, Class CR2, (3 mo. LIBOR US + 3.600%), 4.91%, 7/23/29 (a)(b)(c)		1,000	1,000,000

Asset-Backed Securities		Par (000)	Value
OZLM XI Ltd., Series 2015-11A, Class C2, (3 mo. LIBOR US + 3.750%), 4.92%, 1/30/27 (a)(b)	USD	500	$500,158
Palmer Square CLO Ltd.:
Series 2013-2A, Class CR, (3 mo. LIBOR US + 3.600%), 4.90%, 10/17/27 (a)(b)		500	502,652
Series 2015-1A, Class CR, (3 mo. LIBOR US + 3.500%), 4.67%, 5/21/29 (a)(b)		500	498,934
Progress Residential Trust, Series 2015-SFR3, Class F, 6.64%, 11/12/32 (b)		500	525,435
RASC Trust, Series 2002-KS4, Class AIIA, (1 mo. LIBOR US + 0.495%), 1.73%, 7/25/32 (a)		555	495,872
Sound Point CLO III Ltd., Series 2013-2A, Class DR, (3 mo. LIBOR US + 3.350%), 4.65%, 7/15/25 (a)(b)		500	500,104
Voya CLO Ltd., Series 2015-2A, Class D, (3 mo. LIBOR US + 3.400%), 4.71%, 7/23/27 (a)(b)		1,000	999,055
Westcott Park CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.200%), 8.51%, 7/20/28 (a)(b)		500	502,899
York CLO-3 Ltd.:
Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.600%), 0.00%, 10/20/29 (a)(b)		500	500,000
Series 2016-1A, Class ER, (3 mo. LIBOR US + 6.400%), 0.00%, 10/20/29 (a)(b)		500	488,750
York CLO-4 Ltd., Series 2016-2A, Class D, (3 mo. LIBOR US + 4.100%), 5.41%, 1/20/30 (a)(b)		500	504,654
Total Asset-Backed Securities — 10.6%			38,108,160

Common Stocks		Shares
Equity Real Estate Investment Trusts (REITs) — 4.2%
Assura PLC		790,622	668,657
Boston Properties, Inc.		4,443	537,203
British Land Co. PLC		72,108	581,040
Charter Hall Retail REIT		82,828	271,774
EPR Properties		13,090	947,454
Eurocommercial Properties NV CVA		12,995	525,883
First Industrial Realty Trust, Inc.		18,799	573,745
Ichigo Hotel REIT Investment Corp.		201	203,527
Ichigo Office REIT Investment		702	480,129
Ingenia Communities Group		202,331	416,111
Japan Rental Housing Investments, Inc.		624	464,696
Japan Senior Living Investment Corp.		117	154,521
Kenedix Retail REIT Corp.		263	577,062
Liberty Property Trust		13,109	550,840
National Storage REIT		476,936	570,439
PRS REIT PLC (e)		79,431	109,517
Ramco-Gershenson Properties Trust		51,476	725,297
Retail Properties of America, Inc., Class A		52,500	694,575
Scentre Group		86,545	286,181
Simon Property Group, Inc.		3,421	542,229
Spirit Realty Capital, Inc.		40,177	318,604
STAG Industrial, Inc.		6,689	182,543
Target Healthcare REIT Ltd.		220,691	350,144
Tritax Big Box REIT PLC		278,563	550,569
UDR, Inc.		21,907	856,345
Vastned Retail NV		12,761	583,108
VEREIT, Inc.		57,583	478,515
Weingarten Realty Investors		25,837	838,669

See Notes to Financial Statements.

12	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Common Stocks		Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Westfield Corp.		149,308	$917,995

			14,957,372
Oil, Gas & Consumable Fuels — 6.8%
Antero Midstream Partners LP — MLP (e)		17,949	622,651
Boardwalk Pipeline Partners LP — MLP (e)		23,830	398,914
Delek Logistics Partners LP — MLP (e)		7,871	275,091
Dominion Energy Midstream Partners LP — MLP (e)		15,513	434,364
Energy Transfer Partners LP — MLP (e)		153,184	3,169,377
EnLink Midstream Partners LP — MLP (e)		19,237	317,988
Enterprise Products Partners LP — MLP (e)		107,750	2,930,800
EQT Midstream Partners LP — MLP (e)		15,083	1,172,402
Genesis Energy LP — MLP (e)		25,665	775,083
Magellan Midstream Partners LP — MLP (e)		35,996	2,511,081
MPLX LP — MLP (e)		66,210	2,406,733
ONEOK, Inc.		34,809	1,969,145
Phillips 66 Partners LP — MLP (e)		7,592	381,574
Plains All American Pipeline LP — MLP (e)		75,998	2,004,067
Shell Midstream Partners LP — MLP (e)		25,826	738,107
Targa Resources Corp.		8,406	390,122
Tesoro Logistics LP — MLP (e)		14,644	763,392
Valero Energy Partners LP — MLP (e)		8,085	360,834
Western Gas Partners LP — MLP (e)		15,564	808,239
Williams Cos., Inc.		3,019	95,944
Williams Partners LP — MLP (e)		44,863	1,858,674

			24,384,582
Real Estate Management & Development — 0.7%
Aroundtown Property Holdings PLC		123,644	731,846
Atrium European Real Estate Ltd.		45,159	211,163
Croesus Retail Trust		463,964	407,421
Entra ASA (b)		22,900	304,349
First Capital Realty, Inc.		56,683	927,478

			2,582,257
Total Common Stocks — 11.7%			41,924,211

Corporate Bonds		Par (000)
Airlines — 0.2%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 5/10/20	USD	200	198,750
Latam Finance Ltd., 6.88%, 4/11/24 (b)		200	205,100
Virgin Australia Holdings Ltd., 7.88%, 10/15/21		250	260,000

			663,850
Banks — 0.5%
Banco Inbursa SA Institucion de Banca Multiple, 4.13%, 6/06/24 (b)		150	153,563
Bank Rakyat Indonesia Persero Tbk PT, 2.95%, 3/28/18		200	200,760
Commonwealth Bank of Australia, 3.90%, 7/12/47		200	200,301
Popular, Inc., 7.00%, 7/01/19		220	232,100
Santander UK PLC, 5.00%, 11/07/23 (b)		400	432,743
Sumitomo Mitsui Financial Group, Inc., 2.78%, 7/12/22		150	150,885
SunTrust Banks, Inc., (3 mo. LIBOR US + 3.860%), 5.63% (f)(g)		375	392,813

			1,763,165

Corporate Bonds		Par (000)	Value
Beverages — 0.0%
Central American Bottling Corp., 5.75%, 1/31/27 (b)	USD	150	$159,282
Capital Markets — 0.6%
Credit Suisse AG, 6.50%, 8/08/23 (b)		200	226,500
Deutsche Bank AG, (5 yr. Swap Semi 30/360 US + 2.248%), 4.30%, 5/24/28 (f)		1,761	1,780,249
Modernland Overseas Pte. Ltd., 6.95%, 4/13/24		200	198,408

			2,205,157
Chemicals — 0.1%
Incitec Pivot Finance LLC, 3.95%, 8/03/27		200	200,018
Rock International Investment, Inc., 6.63%, 3/27/20		200	186,000

			386,018
Commercial Services & Supplies — 0.0%
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 7/20/23 (b)		150	155,063
Construction Materials — 0.1%
Tecnoglass, Inc., 8.20%, 1/31/22 (b)		200	210,250
Diversified Financial Services — 0.3%
CK Hutchison International 17 Ltd.:
2.88%, 4/05/22		200	201,959
3.50%, 4/05/27		200	204,435
Credivalores-Crediservicios SAS, 9.75%, 7/27/22 (b)		200	204,400
ORIX Corp., 2.90%, 7/18/22		50	50,318
Prime Bloom Holdings Ltd., 6.95%, 7/05/22		200	183,500
SURA Asset Management SA, 4.38%, 4/11/27 (b)		150	152,025

			996,637
Diversified Telecommunication Services — 0.1%
Dr. Peng Holding HongKong Ltd., 5.05%, 6/01/20		200	202,730
Electric Utilities — 0.3%
AES Argentina Generacion SA, 7.75%, 2/02/24 (b)		150	155,995
Emera, Inc., (3 mo. LIBOR US + 5.440%), 6.75%, 6/15/76 (f)		600	684,000
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 7/27/23 (b)		150	163,065
Pampa Energia SA, 7.50%, 1/24/27 (b)		150	155,625

			1,158,685
Energy Equipment & Services — 0.1%
Hilong Holding Ltd., 7.25%, 6/22/20		200	194,980
Equity Real Estate Investment Trusts (REITs) — 0.1%
Trust F/1401, 6.95%, 1/30/44		200	213,750
Food Products — 0.1%
MARB BondCo PLC, 7.00%, 3/15/24		200	198,160
Minerva Luxembourg SA, 6.50%, 9/20/26 (b)		200	200,000

			398,160
Gas Utilities — 0.1%
ENN Energy Holdings Ltd., 3.25%, 7/24/22		200	200,253
Hotels, Restaurants & Leisure — 0.1%
Arcos Dorados Holdings, Inc., 5.88%, 4/04/27 (b)		100	100,950
Studio City Co. Ltd., 7.25%, 11/30/21		200	214,700

			315,650
Independent Power and Renewable Electricity Producers — 0.2%
Genneia SA, 8.75%, 1/20/22 (b)		150	158,388

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	13

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Corporate Bonds		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Neerg Energy Ltd., 6.00%, 2/13/22	USD	400	$409,683
Stoneway Capital Corp., 10.00%, 3/01/27 (b)		150	157,500

			725,571
Insurance — 0.1%
Union Life Insurance Co. Ltd., 3.00%, 9/19/21		400	382,288
Leisure Products — 0.1%
Universal Entertainment Corp., 8.50% (8.50% Cash or 8.50% PIK), 8/24/20 (b)(h)		509	521,791
Metals & Mining — 0.4%
JSW Steel Ltd., 5.25%, 4/13/22		400	404,398
Shougang Group Co. Ltd., 1.35%, 8/07/20	EUR	125	148,407
Vale Overseas Ltd., 6.25%, 8/10/26	USD	150	166,725
Vedanta Resources PLC:
6.38%, 7/30/22		225	233,437
7.13%, 5/31/23		600	631,500

			1,584,467
Multi-Utilities — 0.1%
Celeo Redes Operacion Chile SA, 5.20%, 6/22/47 (b)		200	201,000
Oil, Gas & Consumable Fuels — 0.3%
Bukit Makmur Mandiri Utama PT, 7.75%, 2/13/22		425	438,267
GNL Quintero SA, 4.63%, 7/31/29 (b)		200	206,250
GS Caltex Corp., 3.00%, 6/12/22		200	200,454
PTTEP Treasury Center Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.724%), 4.60% (f)(g)		200	204,040

			1,049,011
Paper & Forest Products — 0.0%
Suzano Trading Ltd., 5.88%, 1/23/21 (b)		100	107,125
Real Estate Management & Development — 0.9%
APL Realty Holdings Pte. Ltd., 5.95%, 6/02/24		200	194,424
China Aoyuan Property Group Ltd., 10.88%, 5/26/18		200	209,437
China Evergrande Group:
7.50%, 6/28/23		200	196,927
8.75%, 6/28/25		200	199,499
Fantasia Holdings Group Co. Ltd., 7.95%, 7/05/22		200	200,201
FUXIANG Investment Management Ltd., 3.63%, 11/30/19		200	201,542
Jababeka International BV, 6.50%, 10/05/23		200	206,912
Jingrui Holdings Ltd., 7.75%, 4/12/20		200	192,251
KWG Property Holding Ltd., 8.98%, 1/14/19		300	311,999
Logan Property Holdings Co. Ltd., 5.25%, 2/23/23		200	191,995
Longfor Properties Co. Ltd., 3.88%, 7/13/22		200	201,733
Oceanwide Holdings International 2017 Co. Ltd., 7.75%, 7/27/20		200	198,756
Sun Hung Kai Properties Capital Market Ltd., 4.45% (g)		200	197,143
Times Property Holdings Ltd., 6.25%, 1/23/20		200	202,248
Vanke Real Estate Hong Kong Co. Ltd., 3.95%, 12/23/19		200	204,967
Yuzhou Properties Co. Ltd., 6.00%, 1/25/22		200	201,203

			3,311,237
Specialty Retail — 0.1%
JD.com, Inc., 3.88%, 4/29/26		500	498,294
Technology Hardware, Storage & Peripherals — 0.1%
Proven Glory Capital Ltd.:
3.25%, 2/21/22		225	226,596

Corporate Bonds		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
4.00%, 2/21/27	USD	200	$202,427

			429,023
Textiles, Apparel & Luxury Goods — 0.1%
361 Degrees International Ltd., 7.25%, 6/03/21		200	212,760
Transportation Infrastructure — 0.3%
Adani Ports & Special Economic Zone Ltd., 3.95%, 1/19/22 (b)		200	205,275
Aeropuertos Argentina 2000 SA, 6.88%, 2/01/27 (b)		150	156,000
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (b)		200	215,220
Rumo Luxembourg S.à r.l., 7.38%, 2/09/24 (b)		200	207,980
Wuhan Metro Group Co. Ltd., 2.38%, 11/08/19		200	198,210

			982,685
Wireless Telecommunication Services — 0.1%
Banglalink Digital Communications Ltd., 8.63%, 5/06/19		200	208,820
SoftBank Group Corp., (USD Swap Rate 11:00 am NY 1 + 4.854%), 6.88% (f)(g)		300	305,925

			514,745
Total Corporate Bonds — 5.5%			19,743,627

Equity-Linked Notes
Aerospace & Defense — 0.3%
SGA Société Générale Acceptance NV (Boeing Co.), 12.51%, 9/21/17		4	1,009,924
Air Freight & Logistics — 0.3%
Merrill Lynch International & Co. (FedEx Corp.), 10.25%, 9/14/17		5	984,316
Airlines — 0.5%
RBC Capital Markets LLC (Delta Air Lines, Inc.), 16.67%, 8/29/17		18	902,495
Royal Bank of Canada (JetBlue Airways Corp.), 14.91%, 10/20/17		44	974,520

			1,877,015
Automobiles — 0.5%
Société Générale SA (Daimler AG), 8.75%, 9/14/17	EUR	14	1,013,686
Société Générale SA (Peugeot SA), 15.68%, 9/14/17		46	999,553

			2,013,239
Banks — 2.2%
Barclays Bank PLC (KeyCorp), 15.25%, 9/12/17	USD	55	988,135
BNP Paribas SA (Bank of America Corp.), 15.51%, 8/31/17		42	1,011,632
Merrill Lynch International & Co. (SunTrust Banks, Inc.), 11.10%, 10/18/17		18	1,001,748
Nomura Bank International PLC (BB&T Corp.), 14.11%, 9/11/17		22	1,024,819
Nomura Bank International PLC (KeyCorp), 16.31%, 9/11/17		52	948,640
RBC Capital Markets LLC (Citigroup, Inc.), 14.46%, 8/29/17		15	1,023,908
RBC Capital Markets LLC (JPMorgan Chase & Co.), 8.25%, 8/29/17		11	1,003,778

See Notes to Financial Statements.

14	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Equity-Linked Notes		Par (000)	Value
Banks (continued)
RBC Capital Markets LLC (Wells Fargo & Co.), 15.06%, 8/29/17	USD	18	$993,110

			7,995,770
Beverages — 0.3%
Citigroup, Inc. (Constellation Brands, Inc., Class A), 10.62%, 10/02/17		5	982,697
Capital Markets — 1.1%
BNP Paribas Issuance BV (Charles Schwab Corp.), 16.96%, 8/31/17		24	1,007,217
BNP Paribas SA (E*TRADE Financial Corp.), 12.72%, 9/08/17		24	990,313
Deutsche Bank AG (London Branch) (Goldman Sachs Group, Inc.), 14.51%, 9/08/17		4	1,005,940
Merrill Lynch International & Co. (Morgan Stanley), 12.89%, 10/12/17		22	1,014,074

			4,017,544
Chemicals — 0.8%
BNP Paribas Issuance BV (BASF SE), 0.31%, 9/20/17	EUR	11	1,004,540
JP Morgan Structured Products BV (Mitsubishi Chemical Holdings Corp.), 15.35%, 8/04/17	JPY	115	904,586
Royal Bank of Canada (E.I. du Pont de Nemours & Co.), 9.97%, 10/20/17	USD	12	976,581

			2,885,707
Construction & Engineering — 0.2%
SGA Société Générale Acceptance NV (Jacobs Engineering Group, Inc.), 9.52%, 8/07/17		15	809,889
Diversified Consumer Services — 0.3%
Merrill Lynch International & Co. (ServiceMaster Global Holdings, Inc.), 13.05%, 10/25/17		23	1,004,617
Diversified Telecommunication Services — 0.3%
BNP Paribas Issuance BV (Telefonica SA), 0.70%, 9/20/17	EUR	89	1,003,928
Electrical Equipment — 0.3%
Merrill Lynch International & Co. (ABB Ltd.), 9.65%, 10/19/17 (c)	CHF	43	992,560
Energy Equipment & Services — 0.3%
Royal Bank of Canada (Baker Hughes a GE Co.), 16.50%, 10/18/17	USD	27	1,000,623
Equity Real Estate Investment Trusts (REITs) — 0.3%
Nomura Bank International PLC (Crown Castle International Corp.), 11.51%, 9/08/17		10	1,006,324
Food & Staples Retailing — 0.6%
Deutsche Bank AG (London Branch) (Walgreens Boots Alliance, Inc.), 10.17%, 10/17/17		13	1,023,904
RBC Capital Markets LLC (Costco Wholesale Corp.), 9.08%, 10/03/17		6	995,841

			2,019,745
Health Care Equipment & Supplies — 0.3%
BNP Paribas SA (Abbott Laboratories), 9.16%, 9/08/17		20	976,627
Health Care Providers & Services — 0.5%
BNP Paribas Arbitrage Issuance BV (UnitedHealth Group, Inc.), 9.43%, 9/12/17		5	1,021,379
Credit Suisse AG (London Branch) (Humana, Inc.), 15.90%, 8/01/17 (c)		4	994,573

			2,015,952
Hotels, Restaurants & Leisure — 1.8%
Goldman Sachs Group, Inc. (Carnival Corp.), 13.90%, 9/25/17		13	864,450

Equity-Linked Notes		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Merrill Lynch International & Co. (Domino’s Pizza, Inc.), 12.09%, 10/25/17	USD	5	$1,004,875
Merrill Lynch International & Co. (MGM Resorts International), 16.98%, 8/03/17		27	878,002
Nomura Holdings, Inc. (Norwegian Cruise Line Holdings Ltd.):
17.80%, 8/04/17		8	443,015
17.07%, 8/07/17		8	441,793
Royal Bank of Canada (Darden Restaurants, Inc.), 12.01%, 8/22/17		10	802,141
SGA Société Générale Acceptance NV (Dunkin’ Brands Group, Inc.), 14.60%, 9/21/17		19	1,004,121
SGA Société Générale Acceptance NV (Hilton Worldwide Holdings, Inc.), 12.54%, 9/21/17		16	1,008,633

			6,447,030
Household Durables — 0.7%
Citigroup, Inc. (Newell Brands, Inc.), 10.81%, 8/07/17		16	853,530
Merrill Lynch International & Co. (Lennar Corp.):
11.91%, 9/14/17		8	421,438
11.95%, 9/15/17		8	421,369
SGA Société Générale Acceptance NV (D.R. Horton, Inc.), 15.25%, 9/21/17		28	994,135

			2,690,472
Industrial Conglomerates — 0.3%
HSBC Bank PLC (Koninklijke Philips NV), 7.68%, 9/12/17	EUR	26	1,010,220
Insurance — 0.2%
HSBC Bank PLC (Dai-ichi Life Holdings, Inc.), 18.00%, 8/04/17	JPY	38	650,680
Nomura International Funding Pte. Ltd. (Dai-ichi Life Holdings, Inc.), 17.64%, 8/04/17		16	271,687

			922,367
Internet Software & Services — 0.3%
Royal Bank of Canada (Alphabet, Inc., Class A), 8.66%, 10/20/17	USD	1	984,529
IT Services — 0.3%
SGA Société Générale Acceptance NV (PayPal Holdings, Inc.), 16.75%, 9/21/17		17	1,019,942
Machinery — 1.2%
BNP Paribas SA (Caterpillar, Inc.), 10.87%, 10/20/17		9	995,860
Credit Suisse AG (London Branch) (Parker-Hannifin Corp.), 8.30%, 8/01/17 (c)		3	500,436
JP Morgan Structured Products BV (Sandvik AB), 12.33%, 8/31/17	SEK	61	965,016
JP Morgan Structured Products BV (Volvo AB, B Shares), 12.64%, 10/19/17		58	992,804
Nomura International Funding Pte. Ltd. (IHI Corp.), 20.75%, 8/01/17	JPY	227	754,581

			4,208,697
Media — 0.3%
Barclays Bank PLC (WPP PLC):
7.29%, 8/23/17	GBP	16	316,950
7.29%, 8/23/17		34	685,393

			1,002,343
Metals & Mining — 0.8%
BNP Paribas Issuance BV (Nucor Corp.), 17.88%, 9/07/17	USD	17	975,104
BNP Paribas Issuance BV (Steel Dynamics, Inc.), 22.03%, 9/07/17		27	957,772

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	15

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Equity-Linked Notes		Par (000)	Value
Metals & Mining (continued)
Deutsche Bank AG (London Branch) (Alcoa Corp.), 23.41%, 9/07/17	USD	27	$993,722

			2,926,598
Pharmaceuticals — 1.1%
Citigroup, Inc. (Allergan PLC), 9.46%, 8/07/17		4	1,032,060
Deutsche Bank AG (Novo Nordisk A/S, Class B), 25.34%, 8/31/17	DKK	23	987,738
HSBC Bank PLC (Mylan, Inc.), 21.12%, 8/04/17	USD	22	843,543
Royal Bank of Canada (Merck & Co., Inc.), 9.34%, 10/25/17		16	1,004,458

			3,867,799
Road & Rail — 0.3%
Merrill Lynch International & Co. (Kansas City Southern), 12.28%, 10/18/17		10	983,563
Semiconductors & Semiconductor Equipment — 1.1%
Canadian Imperial Bank of Commerce (Texas Instruments, Inc.), 10.02%, 10/18/17		12	1,005,135
HSBC Bank PLC (ASML Holding NV), 10.64%, 10/12/17	EUR	7	991,288
Merrill Lynch International & Co. (Applied Materials, Inc.), 12.06%, 8/10/17	USD	21	947,766
SGA Société Générale Acceptance NV (Xilinx, Inc.), 20.70%, 9/21/17		16	989,181

			3,933,370
Software — 1.3%
BNP Paribas SA (Microsoft Corp.), 11.39%, 9/08/17		14	991,113
Deutsche Bank AG (London Branch) (Electronic Arts, Inc.), 14.27%, 10/18/17		9	1,000,489
Goldman Sachs Group, Inc. (Autodesk, Inc.), 29.00%, 8/29/17		8	884,617
Goldman Sachs Group, Inc. (Workday, Inc.), 28.20%, 8/31/17		9	860,705
JP Morgan Structured Products BV (SAP SE), 7.03%, 9/12/17	EUR	10	1,019,130

			4,756,054
Specialty Retail — 1.6%
Canadian Imperial Bank of Commerce (Ulta Beauty, Inc.), 11.14%, 8/24/17	USD	4	967,069
Citigroup Global Markets, Inc. (O’Reilly Automotive, Inc.), 17.28%, 9/21/17		5	1,026,939
Citigroup, Inc. (Tiffany & Co.):
14.70%, 8/22/17		5	437,318
14.90%, 8/23/17		5	437,171
Goldman Sachs Group, Inc. (Lowe’s Cos., Inc.), 16.80%, 8/23/17		13	1,007,651
Goldman Sachs Group, Inc. (Tiffany & Co.), 17.00%, 8/23/17		9	876,307
Nomura Holdings, Inc. (Home Depot, Inc.), 7.47%, 8/14/17		6	966,029

			5,718,484
Textiles, Apparel & Luxury Goods — 0.3%
Deutsche Bank AG (Kering), 11.54%, 9/20/17	EUR	3	1,009,651
Trading Companies & Distributors — 0.3%
BNP Paribas Issuance BV (United Rentals, Inc.), 19.87%, 9/07/17	USD	8	971,933
Wireless Telecommunication Services — 0.2%
Deutsche Bank AG (London Branch) (T-Mobile U.S., Inc.), 17.59%, 9/07/17		14	851,750
Total Equity-Linked Notes — 21.2%			75,901,279

Foreign Agency Obligations		Par (000)	Value
Argentina — 0.2%
Petrobras Argentina SA, 7.38%, 7/21/23 (b)	USD	150	$156,900
YPF SA, (30 to 35 Days Argentina Deposit Rates Badlar Private Banks + 4.000%), 24.10%, 7/07/20 (a)		400	405,132

			562,032
China — 0.9%
Bluestar Finance Holdings Ltd., 3.50%, 9/30/21		200	201,219
Chinalco Capital Holdings Ltd., 4.25%, 4/21/22		200	202,503
CNAC HK Finbridge Co. Ltd.:
3.50%, 7/19/22		200	201,229
4.13%, 7/19/27		200	202,256
CNAC HK Synbridge Co. Ltd., 5.00%, 5/05/20		218	221,259
Dianjian Haiyu Ltd., (5 yr. Swap Semi 30/360 US + 6.773%), 3.50% (f)(g)		200	199,734
HeSteel Hong Kong Co. Ltd., 4.25%, 4/07/20		200	198,737
Huarong Finance 2017 Co. Ltd., 4.75%, 4/27/27		200	206,461
Huarong Finance II Co. Ltd., 5.50%, 1/16/25		500	539,230
ICBCIL Finance Co. Ltd., 3.38%, 4/05/22		215	217,841
Shanhai Hong Kong International Investments Ltd., 3.88%, 4/20/20		200	201,619
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 4/12/47		400	402,936
Tewoo Group Finance No. 3 Ltd., 4.63%, 4/06/20		200	203,896

			3,198,920
Hong Kong — 0.2%
China Cinda Finance I Ltd.:
4.25%, 4/23/25		450	458,175
4.40%, 3/09/27		200	204,453

			662,628
India — 0.3%
BPRL International Singapore Pte. Ltd., 4.38%, 1/18/27		275	285,648
Greenko Dutch BV, 5.25%, 7/24/24		200	199,800
Greenko Investment Co., 4.88%, 8/16/23		400	392,998
Hindustan Petroleum Corp. Ltd., 4.00%, 7/12/27		200	200,916

			1,079,362
Indonesia — 0.2%
Majapahit Holding BV, 7.88%, 6/29/37		200	262,660
Pertamina Persero PT, 6.45%, 5/30/44		400	465,570

			728,230
Mexico — 0.0%
Petroleos Mexicanos, 6.50%, 3/13/27 (b)		150	165,150
Mongolia — 0.1%
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		200	215,508
Netherlands — 0.1%
Petrobras Global Finance BV:
5.38%, 1/27/21		300	308,250
8.75%, 5/23/26		150	176,250

			484,500
Sri Lanka — 0.1%
SriLankan Airlines Ltd., 5.30%, 6/27/19		400	405,632
Total Foreign Agency Obligations — 2.1%			7,501,962

See Notes to Financial Statements.

16	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Foreign Government Obligations		Par (000)	Value
Argentina — 0.6%
Republic of Argentina:
9.00%, 11/29/18	USD	750	$805,500
5.63%, 1/26/22		350	358,750
6.88%, 1/26/27		900	925,200

			2,089,450
Brazil — 0.3%
Federative Republic of Brazil:
0.00%, 1/01/18 (i)	BRL	1,125	349,107
6.00%, 4/07/26	USD	680	746,300

			1,095,407
Colombia — 0.1%
Republic of Colombia:
4.38%, 7/12/21		200	213,300
3.88%, 4/25/27		300	303,300

			516,600
Egypt — 0.3%
Arab Republic of Egypt:
5.75%, 4/29/20		900	932,985
8.50%, 1/31/47 (b)		200	217,347

			1,150,332
Indonesia — 0.6%
Republic of Indonesia:
7.88%, 4/15/19	IDR	4,250,000	326,219
5.88%, 3/13/20	USD	250	273,141
11.00%, 11/15/20	IDR	1,500,000	126,563
4.33%, 5/28/25	USD	200	208,500
4.75%, 1/08/26		650	701,423
8.38%, 9/15/26	IDR	4,537,000	368,265

			2,004,111
Maldives — 0.1%
Republic of Maldives, 7.00%, 6/07/22	USD	200	201,556
Mexico — 0.3%
United Mexican States:
8.00%, 6/11/20	MXN	2,200	127,720
4.00%, 10/02/23	USD	200	210,600
4.15%, 3/28/27		425	443,487
7.50%, 6/03/27	MXN	4,000	234,951

			1,016,758
Pakistan — 0.1%
Islamic Republic of Pakistan, 8.25%, 4/15/24	USD	200	223,271
Peru — 0.1%
Republic of Peru, 6.15%, 8/12/32	PEN	646	204,098
Russia — 0.2%
Russian Federation:
4.88%, 9/16/23	USD	200	216,016
4.75%, 5/27/26		400	419,000
7.05%, 1/19/28	RUB	14,835	235,963

			870,979
South Africa — 0.1%
Republic of South Africa, 5.50%, 3/09/20	USD	500	533,113
Sri Lanka — 0.2%
Republic of Sri Lanka:
5.88%, 7/25/22		200	209,538
6.85%, 11/03/25		230	248,097
6.20%, 5/11/27		200	206,001

			663,636

Foreign Government Obligations		Par (000)	Value
Turkey — 0.3%
Republic of Turkey:
8.50%, 7/10/19	TRY	545	$148,199
11.00%, 3/02/22		360	103,877
5.13%, 3/25/22	USD	500	523,508
6.00%, 3/25/27		450	484,531

			1,260,115
Total Foreign Government Obligations — 3.3%			11,829,426

Investment Companies		Shares
Alerian MLP ETF (j)		40,502	486,024
AllianceBernstein Global High Income Fund, Inc.		84,676	1,108,409
BlackRock Allocation Target Shares, Series A (k)		1,947,076	19,918,590
BlackRock Floating Rate Income Portfolio, Class K (k)		2,602,764	26,678,327
BlackRock High Yield Portfolio, Class K (k)		455,141	3,572,857
ClearBridge American Energy MLP Fund, Inc.		25,953	235,653
ClearBridge Energy MLP Total Return Fund, Inc.		19,114	246,188
iShares Core High Dividend ETF (k)		40,293	3,405,161
iShares Emerging Markets Dividend ETF (k)		16,531	686,698
iShares iBoxx $ High Yield Corporate Bond ETF (j)(k)		138,376	12,303,010
iShares U.S. Preferred Stock ETF (k)		246,997	9,694,632
Neuberger Berman MLP Income Fund, Inc.		24,807	245,589
WisdomTree Emerging Markets High Dividend Fund		80,150	3,429,619
Total Investment Companies — 22.9%			82,010,757

Non-Agency Mortgage-Backed Securities		Par (000)
Collateralized Mortgage Obligations — 1.0%
Ajax Mortgage Loan Trust, Series 2015-C, Class A, 3.88%, 3/25/57 (b)(l)	USD	357	350,338
Alternative Loan Trust:
Series 2005-16, Class A1, (12 mo. Federal Reserve Cumulative Average US + 1.645%), 2.42%, 6/25/35 (a)		100	93,527
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.300%), 1.53%, 1/25/36 (a)		179	158,715
Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.730%), 2.51%, 11/25/46 (a)		160	150,630
Series 2006-OA6, Class 1A2, (1 mo. LIBOR US + 0.210%), 1.44%, 7/25/46 (a)		147	138,304
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.190%), 1.42%, 7/25/46 (a)		388	343,442
Series 2007-OA3, Class 1A1, (1 mo. LIBOR US + 0.140%), 1.37%, 4/25/47 (a)		401	357,273
American Home Mortgage Assets Trust, Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.920%), 1.70%, 11/25/46 (a)		1,201	634,710

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	17

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Impac CMB Trust, Series 2005-6, Class 1A1, (1 mo. LIBOR US + 0.500%), 1.73%, 10/25/35 (a)	USD	464	$416,802
Reperforming Loan REMIC Trust, Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.340%), 1.57%, 6/25/35 (a)(b)		113	104,069
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2A1, (1 mo. LIBOR US + 0.190%), 1.42%, 7/25/46 (a)		147	120,982
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-4, Class 3A1, 6.50%, 5/25/36 (l)		835	698,736

			3,567,528
Commercial Mortgage-Backed Securities — 5.3%
BAMLL Commercial Mortgage Securities Trust:
Series 2013-DSNY, Class F, (1 mo. LIBOR US + 3.500%), 4.66%, 9/15/26 (a)(b)		700	698,974
Series 2016-ISQ, Class E, 3.61%, 8/14/34 (b)(c)(d)		700	620,060
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (d)		175	174,465
Series 2007-3, Class AJ, 5.68%, 6/10/49 (d)		4	3,804
BWAY Mortgage Trust:
Series 2013-1515, Class F, 3.93%, 3/10/33 (b)(d)		700	684,470
Series 2015-1740, Class E, 3.82%, 1/10/35 (b)(d)		500	491,076
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.05%, 1/10/48 (b)(d)		160	117,953
Commercial Mortgage Trust:
Series 2015-CR23, Class D, 4.25%, 5/10/48 (d)		1,000	827,808
Series 2015-CR23, Class E, 3.23%, 5/10/48 (b)		320	194,452
Series 2015-CR25, Class D, 3.80%, 8/10/48 (d)		290	233,433
Series 2015-LC19, Class D, 2.87%, 2/10/48 (b)		500	406,238
Series 2015-LC21, Class C, 4.31%, 7/10/48 (d)		700	673,064
Core Industrial Trust, Series 2015-CALW, Class G, 3.85%, 2/10/34 (b)(d)		600	587,274
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.27%, 11/12/43 (b)(d)		88	88,487
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.49%, 9/10/49 (b)(d)		700	569,475
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (b)(d)		485	486,087
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (b)(d)		700	693,106
Series 2015-NRF, Class GFX, 3.38%, 12/15/34 (b)(d)		50	48,196
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 6/10/28 (b)(d)		500	499,540
Great Wolf Trust, Series 2015-WOLF, Class D, (1 mo. LIBOR US + 3.500%), 4.66%, 5/15/34 (a)(b)		500	500,621
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class G, (1 mo. LIBOR US + 2.500%), 3.72%, 7/15/32 (a)(b)		130	130,000

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust:
Series 2014-GC22, Class D, 4.65%, 6/10/47 (b)(d)	USD	290	$248,133
Series 2015-GC32, Class D, 3.35%, 7/10/48		1,000	829,723
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.56%, 9/15/47 (b)(d)		500	426,540
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2017-MAUI, Class F, (1 mo. LIBOR US + 3.750%), 4.98%, 7/15/34 (a)(b)		700	703,723
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2015-JP1, Class D, 4.24%, 1/15/49 (d)		500	464,567
Series 2015-UES, Class E, 3.62%, 9/05/32 (b)(d)		500	500,945
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (b)		700	707,631
Ladder Capital Commercial Mortgage Trust, Series 2014-909, Class E, 3.90%, 5/15/31 (b)(d)		150	147,263
Lone Star Portfolio Trust, Series 2015-LSP, Class E, (1 mo. LIBOR US + 5.600%), 6.83%, 9/15/28 (a)(b)		597	607,758
MAD Mortgage Trust, Series 2017-330M, Class E, 4.17%, 8/15/34 (b)(d)		270	263,997
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C25, Class D, 3.07%, 10/15/48		700	567,944
Series 2015-C26, Class D, 3.06%, 10/15/48 (b)		500	404,533
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class G, 3.45%, 7/13/29 (b)(d)		700	688,618
Series 2015-MS1, Class D, 4.03%, 5/15/48 (b)(d)		500	429,192
VNDO Mortgage Trust, Series 2016-350P, Class E, 3.90%, 1/10/35 (b)(d)		1,400	1,321,575
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class D, 3.77%, 2/15/48 (b)		500	375,823
Series 2015-C30, Class D, 4.50%, 9/15/58 (b)(d)		500	437,741
Series 2015-C31, Class D, 3.85%, 11/15/48		280	215,579
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (b)		500	352,613
Series 2015-NXS4, Class D, 3.60%, 12/15/48 (d)		500	445,250

			18,867,731
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Commercial Mortgage Trust, Series 2014-CR15, Class XA, 1.27%, 2/10/47 (d)		1,249	52,148
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XD, 1.35%, 10/15/48 (b)(d)		4,650	438,774

			490,922
Total Non-Agency Mortgage-Backed Securities — 6.4%			22,926,181

See Notes to Financial Statements.

18	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Preferred Securities		Par (000)	Value
Capital Trusts
Airlines — 0.1%
Korean Air Lines Co. Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 10.440%), 6.88%, 6/12/47 (f)	USD	200	$205,461
Banks — 9.4%
Australia & New Zealand Banking Group Ltd., (USD Swap Rate 11:00 am NY 1 + 5.168%), 6.75% (b)(f)(g)		320	357,986
Bank of America Corp.:
(3 mo. LIBOR US + 3.898%), 6.10% (f)(g)		851	938,227
(3 mo. LIBOR US + 3.705%), 6.25% (f)(g)		1,618	1,783,845
Bank of East Asia Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.682%), 5.63% (f)(g)		200	202,550
Barclays PLC:
(5 yr. Swap Semi 30/360 US + 6.772%), 7.88% (f)(g)		2,109	2,306,297
(5 yr. Swap Semi 30/360 US + 6.705%), 8.25% (f)(g)		950	1,009,565
BNP Paribas SA:
(5 yr. Swap Semi 30/360 US + 4.916%), 6.75% (b)(f)(g)		1,100	1,196,250
(5 yr. Swap Semi 30/360 US + 6.314%), 7.63% (b)(f)(g)		1,579	1,748,743
Citigroup, Inc.:
(3 mo. LIBOR US + 4.230%), 5.90% (f)(g)		180	194,873
(3 mo. LIBOR US + 3.905%), 5.95% (f)(g)		706	758,244
(3 mo. LIBOR US + 4.517%), 6.25% (f)(g)		600	674,040
Citizens Financial Group, Inc., (3 mo. LIBOR US + 3.960%), 5.50% (f)(g)		75	78,469
Credit Agricole SA:
(5 yr. Swap Semi 30/360 US + 4.898%), 7.88% (b)(f)(g)		350	394,807
(5 yr. Swap Semi 30/360 US + 6.185%), 8.13% (b)(f)(g)		1,400	1,671,250
Danske Bank A/S, (7 yr. Swap Semi 30/360 US + 3.896%), 6.13% (f)(g)		218	235,122
HSBC Holdings PLC:
(USD Swap Rate 11:00 am NY 1 + 3.746%), 6.00% (f)(g)		1,987	2,084,065
(USD Swap Rate 11:00 am NY 1 + 5.514%), 6.88% (f)(g)		1,131	1,240,368
Intesa Sanpaolo SpA, (5 yr. Swap Semi 30/360 US + 5.462%), 7.70% (b)(f)(g)		374	397,843
JPMorgan Chase & Co.:
(3 mo. LIBOR US + 3.320%), 5.00% (f)(g)		695	708,817
(3 mo. LIBOR US + 3.250%), 5.15% (f)(g)		387	401,996
(3 mo. LIBOR US + 3.330%), 6.10% (f)(g)		525	579,469
(3 mo. LIBOR US + 3.330%), 6.13% (f)(g)		350	385,728
JPMorgan Chase Capital XXIII, (3 mo. LIBOR US + 1.000%), 2.18%, 5/15/77 (a)		2,107	1,951,609
M&T Bank Corp., (3 mo. LIBOR US + 3.520%), 5.13% (f)(g)		375	394,219
Macquarie Bank Ltd.:
(5 yr. Swap Semi 30/360 US + 3.703%), 6.13% (b)(f)(g)		1,704	1,755,120
(5 yr. Swap Semi 30/360 US + 3.703%), 6.13% (f)(g)		200	206,000
Nanyang Commercial Bank Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.205%), 5.00% (f)(g)		200	200,747

Preferred Securities		Par (000)	Value
Banks (continued)
Royal Bank of Scotland Group PLC:
(5 yr. Swap Semi 30/360 US + 5.720%), 8.00% (f)(g)	USD	422	$461,828
(5 yr. Swap Semi 30/360 US + 7.598%), 8.63% (f)(g)		1,936	2,138,080
Société Générale SA:
(5 yr. Swap Semi 30/360 US + 6.238%), 7.38% (b)(f)(g)		1,401	1,530,593
(USD Swap Rate 11:00 am NY 1 + 5.873%), 8.00% (b)(f)(g)		1,525	1,773,194
Standard Chartered PLC, (5 yr. Swap Semi 30/360 US + 6.301%), 7.50% (b)(f)(g)		1,635	1,795,230
SunTrust Banks, Inc., (3 mo. LIBOR US + 3.102%), 5.05% (f)(g)		960	970,800
Wells Fargo & Co., (3 mo. LIBOR US + 3.110%), 5.90% (f)(g)		833	904,846
Woori Bank, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.347%), 5.25% (f)(g)		400	409,005

			33,839,825
Capital Markets — 2.6%
Bank of New York Mellon Corp.:
(3 mo. LIBOR US + 2.460%), 4.50% (f)(g)		375	375,694
(3 mo. LIBOR US + 3.131%), 4.63% (f)(g)		1,150	1,168,975
Credit Suisse Group AG, (5 yr. Swap Semi 30/360 US + 3.455%), 6.25% (b)(f)(g)		1,478	1,586,553
Deutsche Bank AG, (5 yr. Swap Semi 30/360 US + 5.003%), 7.50% (f)(g)		200	208,624
Goldman Sachs Group, Inc.:
(3 mo. LIBOR US + 3.834%), 5.30% (f)(g)		145	154,629
(3 mo. LIBOR US + 3.922%), 5.38% (f)(g)		390	407,550
Huarong Finance 2017 Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 7.773%), 4.50% (f)(g)		200	204,266
Huarong Finance II Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.709%), 2.88% (f)(g)		400	384,017
Morgan Stanley:
(3 mo. LIBOR US + 3.610%), 5.45% (f)(g)		40	41,400
(3 mo. LIBOR US + 3.810%), 5.55% (f)(g)		719	753,153
Northern Trust Corp., (3 mo. LIBOR US + 3.202%), 4.60% (f)(g)		700	707,000
State Street Corp.:
(3 mo. LIBOR US + 3.597%), 5.25% (f)(g)		280	293,924
(3 mo. LIBOR US + 1.000%), 2.25%, 6/15/47 (a)		2,171	2,009,478
UBS Group AG:
(5 yr. Swap Semi 30/360 US + 4.590%), 6.88% (f)(g)		240	263,100
(5 yr. Swap Semi 30/360 US + 4.866%), 7.00% (f)(g)		402	450,743
(USD Swap Rate 11:00 am NY 1 + 5.497%), 6.88% (f)(g)		375	404,344

			9,413,450
Diversified Financial Services — 0.4%
AerCap Global Aviation Trust, (3 mo. LIBOR US + 4.300%), 6.50%, 6/15/45 (b)(f)		1,075	1,155,625

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	19

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Preferred Securities		Par (000)	Value
Diversified Financial Services (continued)
ILFC E-Capital Trust I, (Highest of 3 mo. LIBOR US , 10 yr. US Treasury Yield Curve Rate T Note Constant Maturity , 30 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.550%), 4.34%, 12/21/65 (b)(f)	USD	246	$234,782
ILFC E-Capital Trust II, (Highest of 3 mo. LIBOR US , 10 yr. US Treasury Yield Curve Rate T Note Constant Maturity , 30 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.800%), 4.59%, 12/21/65 (b)(f)		213	205,439

			1,595,846
Electric Utilities — 0.1%
Southern Co., (3 mo. LIBOR US + 3.630%), 5.50%, 3/15/57 (f)		175	186,645
Insurance — 0.6%
AXA SA, (3 mo. LIBOR US + 2.256%), 6.38% (b)(f)(g)		150	169,687
Hartford Financial Services Group, Inc., (3 mo. LIBOR US + 2.125%), 3.31%, 2/12/47 (a)(b)		437	426,348
Liberty Mutual Group, Inc., (3 mo. LIBOR US + 2.905%), 4.15%, 3/15/66 (b)(f)		125	122,500
Nationwide Financial Services, Inc., 6.75%, 5/15/87		175	192,937
Principal Financial Group, Inc., (3 mo. LIBOR US + 3.044%), 4.70%, 5/15/55 (f)		93	96,487
XLIT Ltd., (3 mo. LIBOR US + 2.458%), 3.76% (f)(g)		1,260	1,181,250

			2,189,209
Media — 0.1%
Viacom, Inc.:
(3 mo. LIBOR US + 3.895%), 5.88%, 2/28/57 (f)		200	205,000
(3 mo. LIBOR US + 3.899%), 6.25%, 2/28/57 (f)		55	56,513

			261,513
Multi-Utilities — 0.1%
Integrys Holding, Inc., (3 mo. LIBOR US + 2.120%), 3.32%, 12/01/66 (f)		552	539,624
Oil, Gas & Consumable Fuels — 1.5%
Enbridge, Inc., (3 mo. LIBOR US + 3.890%), 6.00%, 1/15/77 (f)		1,475	1,563,500
Enterprise Products Operating LLC, (3 mo. LIBOR US + 3.708%), 4.88%, 8/01/66 (f)		910	913,640
Petron Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 9.101%), 7.50% (f)(g)		200	208,300
TransCanada PipeLines Ltd., (3 mo. LIBOR US + 2.210%), 3.39%, 5/15/67 (f)		235	220,900
TransCanada Trust:
(3 mo. LIBOR US + 4.640%), 5.88%, 8/15/76 (f)		1,421	1,554,858
(3 mo. LIBOR US + 3.208%), 5.30%, 3/15/77 (f)		525	543,375
Yancoal International Resources Development Co. Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.300%), 5.75% (f)(g)		200	204,991

			5,209,564
Wireless Telecommunication Services — 0.1%
SoftBank Group Corp., (USD Swap Rate 11:00 am NY 1 + 4.226%), 6.00% (f)(g)		250	252,187
Total Capital Trusts — 15.0%			53,693,324

Preferred Stocks		Shares	Value
Banks — 0.3%
KeyCorp, 6.13% (f)(g)		32,500	$956,475
Capital Markets — 0.7%
Morgan Stanley, Series K, 5.85% (f)(g)		83,000	2,262,580
State Street Corp., 5.35% (f)(g)		14,111	392,850

			2,655,430
Consumer Finance — 0.1%
SLM Corp., 1.99% (f)		3,500	250,600
Electric Utilities — 0.1%
Entergy Arkansas, Inc., 4.88%, 9/01/66		1,210	29,875
Entergy Louisiana LLC, 4.88%, 9/01/66		4,525	111,360
Entergy Mississippi, Inc., 4.90%, 10/01/66		401	9,889
Entergy Texas, Inc., 5.63%, 6/01/64		4,716	128,087

			279,211
Total Preferred Stocks — 1.2%			4,141,716
Total Preferred Securities — 16.2%			57,835,040

U.S. Government Sponsored Agency Securities		Par (000)
Collateralized Mortgage Obligations — 0.6%
Fannie Mae Connecticut Avenue Securities:
Series 2016-C06, Class 1M2, (1 mo. LIBOR US + 4.250%), 5.48%, 4/25/29 (a)	USD	164	184,318
Series 2016-C07, Class 2M2, (1 mo. LIBOR US + 4.350%), 5.58%, 5/25/29 (a)		69	77,111
Series 2017-C01, Class 1B1, (1 mo. LIBOR US + 5.750%), 6.98%, 7/25/29 (a)		189	221,236
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.000%), 4.23%, 10/25/29 (a)		80	83,739
Series 2017-C04, Class 2M2, (1 mo. LIBOR US + 2.850%), 4.08%, 11/25/29 (a)		505	522,184
Series 2017-C05, Class 1B1, (1 mo. LIBOR US + 3.600%), 4.82%, 1/25/30 (a)(c)		185	184,537
Series 2017-C05, Class 1M2, (1 mo. LIBOR US + 2.200%), 3.42%, 1/25/30 (a)		370	369,624
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2017-HQA1, Class M2, (1 mo. LIBOR US + 3.550%), 4.78%, 8/25/29 (a)		250	268,826
Series 2017-HQA2, Class M2, (1 mo. LIBOR US + 2.650%), 3.88%, 12/25/29 (a)		325	332,620

			2,244,195
Total U.S. Government Sponsored Agency Securities — 0.6%			2,244,195
Total Long-Term Investments (Cost — $352,582,111) — 100.5%			360,024,838

See Notes to Financial Statements.

20	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (k)(m)	19,500,525	$19,500,525
SL Liquidity Series, LLC, Money Market Series, 1.29% (k)(m)(n)	5,703,187	5,704,328
Total Short-Term Securities (Cost — $25,204,284) — 7.1%		25,204,853

Options Purchased	Value
(Cost — $167,937) — 0.0%	$112,535
Total Investments (Cost — $377,954,332) — 107.6%	385,342,226
Liabilities in Excess of Other Assets — (7.6)%	(27,116,978)

Net Assets — 100.0%	$358,225,248

Notes to Schedule of Investments

(a)	Floating rate security. Rate shown is the rate in effect as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Non-income producing security.

(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(g)	Perpetual security with no stated maturity date.

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(i)	Zero-coupon bond.

(j)	Security, or a portion of the security, is on loan.

(k)	During the year ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Floating Rate Income Portfolio, Class K	596,339	4,211,033		(2,204,608)	2,602,764	$26,678,327	$609,827		$134,495	$3,454
BlackRock High Yield Portfolio, Class K	—	455,141		—	455,141	3,572,857	4,459		—	4,546
BlackRock Liquidity Funds, TempFund, Institutional Class	3,559,810	—		(3,559,810)[2]	—	—	123		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	19,500,525	[3]	—	19,500,525	19,500,525	34,378		19	—
BlackRock Allocation Target Shares, Series A	—	1,947,076		—	1,947,076	19,918,590	264,450		—	120,328
iShares Core High Dividend ETF	—	40,293		—	40,293	3,405,161	28,936		—	(41,236)
iShares Emerging Markets Dividend ETF	—	16,531		—	16,531	686,698	10,784		—	17,909
iShares iBoxx $ High Yield Corporate Bond ETF	87,066	316,963		(265,653)	138,376	12,303,010	226,881		441,190	(394,961)
iShares U.S. Preferred Stock ETF	—	246,997		—	246,997	9,694,632	209,235		—	223,876
SL Liquidity Series, LLC, Money Market Series	7,520,514	—		(1,817,327)[2]	5,703,187	5,704,328	37,025	[4]	1,438	569
Total						$101,464,128	$1,426,098		$577,142	$(65,515)

[1]	Includes net capital gain distributions.

[2]	Represents net shares sold.

[3]	Represents net shares purchased.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(l)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(m)	Current yield as of period end.

(n)	Security was purchased with the cash collateral from loaned securities.

•	For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	21

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DAX Index	7	September 2017	$2,509	$(129,863)
Euro STOXX 50 Index	309	September 2017	$12,609	(385,471)
Mini MSCI Emerging Markets Index	344	September 2017	$18,309	986,351
Nikkei 225 Index	141	September 2017	$25,503	(119,779)
S&P 500 E-Mini Index	202	September 2017	$24,927	94,402
U.S. Treasury Bonds (30 Year)	36	September 2017	$5,507	13,210
U.S. Treasury Notes (10 Year)	75	September 2017	$9,442	(997)

				457,853

Short Contracts
Euro Currency	(42)	September 2017	$6,227	(271,094)
Euro STOXX 50 Index	(26)	September 2017	$1,061	29,022
Euro-Schatz	(2)	September 2017	$265	(37)
JPY Currency	(69)	September 2017	$7,841	(73,026)
U.S. Treasury Notes (2 Year)	(87)	September 2017	$18,822	(12,154)
U.S. Treasury Notes (5 Year)	(50)	September 2017	$5,907	(5,513)
U.S. Ultra Treasury Bonds (30 Year)	(7)	September 2017	$1,152	(9,006)

				(341,808)
Total				$ 116,045

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	28	9/15/17	USD	2,500.00	USD	6,917	$32,340
S&P 500 Index	33	10/31/17	USD	2,550.00	USD	8,152	32,835
S&P 500 Index	16	10/31/17	USD	2,500.00	USD	3,952	47,360
Total							$112,535

OTC Credit Default Swaps — Buy Protection
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
Standard Chartered Bank PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	40	$(1,223)	$ 705	$(1,928)
Standard Chartered Bank PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	20	(612)	368	(980)
Standard Chartered Bank PLC	1.00%	Morgan Stanley Capital Services LLC	12/20/20	EUR	10	(306)	189	(495)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	120	(2,776)	(381)	(2,395)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	80	(1,832)	(277)	(1,555)
Total						$(6,749)	$ 604	$(7,353)

See Notes to Financial Statements.

22	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$1,109,775	—	$13,210	—	$1,122,985
Options purchased	Investments at value - unaffiliated[2]	—	—	112,535	—	—	—	112,535
Swaps — OTC	Swap premiums paid	—	$1,262	—	—	—	—	1,262

Total		—	$1,262	$1,222,310	—	$13,210	—	$1,236,782

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$635,113	$344,120	$27,707	—	$1,006,940
Swaps — OTC	Unrealized depreciation on OTC swaps; Swap premiums received	—	$8,011	—	—	—	—	8,011

Total		—	$8,011	$635,113	$344,120	$27,707	—	$1,014,951

[1]

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2]	Includes options purchased at value as reported in the Schedule of Investments.

For the year ended July 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$6,758,444	$464,448	$(54,756)	—	$7,168,136
Forward foreign currency exchange contracts.	—	—	—	12,249	—	—	12,249
Options purchased[1]	—	—	(866,285)	—	—	—	(866,285)
Swaps	—	$392,933	—	—	—	—	392,933

Total	—	$392,933	$5,892,159	$476,697	$(54,756)	—	$6,707,033

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$447,580	$(623,175)	$(489,392)	—	$(664,987)
Forward foreign currency exchange contracts.	—	—	—	3,471	—	—	3,471
Options purchased[2]	—	—	(59,074)	—	—	—	(59,074)
Swaps	—	$(30,835)	—	—	—	—	(30,835)

Total	—	$(30,835)	$388,506	$(619,704)	$(489,392)	—	$(751,425)

[1]	Options purchased are included in net realized gain (loss) from investments.

[2]	Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$71,119,378
Average notional value of contracts — short	$19,885,567
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$339,383
Average amounts sold — in USD	$4,532
Options:
Average value of option contracts purchased	$108,646
Credit default swaps:
Average notional value - buy protection	$277,881
Average notional value - sell protection.	$3,388,750

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	23

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) are as follows:

	Assets		Liabilities
Derivative Financial Instruments:
Futures contracts	$8,616		$173,122
Options	112,535	[1]	—
Swaps - OTC[2]	1,262		8,011

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$122,413		$181,133
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(121,151)		(173,122)

Total derivative assets and liabilities subject to an MNA	$1,262		$8,011

[1]	Includes options purchased at value which is included in investments at value - unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.

[2]	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
BNP Paribas S.A.	$1,073	$(1,073)	—	—	—
Morgan Stanley Capital Services LLC	189	(189)	—	—	—

Total	$1,262	$(1,262)	—	—	—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]
BNP Paribas S.A.	$2,908	$(1,073)	—	—	$1,835
JPMorgan Chase Bank N.A.	4,608	—	—	—	4,608
Morgan Stanley Capital Services LLC	495	(189)	—	—	306

Total	$8,011	$(1,262)	—	—	$6,749

[1]	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

[2]	Net amount represents the net amount payable due to the counterparty in the event of default.

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$35,383,160	$2,725,000	$38,108,160
Common Stocks	$37,619,953	4,304,258	—	41,924,211
Corporate Bonds	—	19,743,627	—	19,743,627
Equity-Linked Notes	—	73,413,710	2,487,569	75,901,279
Foreign Agency Obligations	—	7,501,962	—	7,501,962
Foreign Government Obligations	—	11,829,426	—	11,829,426
Investment Companies	82,010,757	—	—	82,010,757
Non-Agency Mortgage-Backed Securities	—	22,306,121	620,060	22,926,181
Preferred Securities	4,141,716	53,693,324	—	57,835,040
U.S. Government Sponsored Agency Securities	—	2,059,658	184,537	2,244,195
Short-Term Securities	19,500,525	—	—	19,500,525
Options Purchased:
Equity contracts	112,535	—	—	112,535

Subtotal	$143,385,486	$230,235,246	$6,017,166	$379,637,898

Investments Valued at NAV[1]				5,704,328

Total Investments				$385,342,226

Derivative Financial Instruments[2]
Assets:
Equity contracts	$1,109,775	—	—	$1,109,775
Interest rate contracts	13,210	—	—	13,210
Liabilities:
Credit contracts	—	$(7,353)	—	(7,353)
Equity contracts	(635,113)	—	—	(635,113)
Foreign currency exchange contracts	(344,120)	—	—	(344,120)
Interest rate contracts	(27,707)	—	—	(27,707)

Total	$116,045	$(7,353)	—	$108,692

[1]	As of July 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]	Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended July 31, 2017, there were no transfers between Level 1 and Level 2.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	25

Schedule of Investments (concluded)	BlackRock Dynamic High Income Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Equity- Linked Notes	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of July 31, 2016	$7,626,192	$163	$506,542	$482,500	$ 492,549	—	$9,107,946
Transfers into Level 3	—	—	—	—	627,417	—	627,417
Transfers out of Level 3[1]	(4,908,108)	—	—	—	—	—	(4,908,108)
Accrued discounts/premiums	8,143	—	—	—	14,209	—	22,352
Net realized gain (loss)	(9,971)	845	2,943	(19,850)	6,858	—	(19,175)
Net change in unrealized appreciation (depreciation)[2,3]	200,744	—	(18,785)	17,500	(21,076)	$ (198)	178,185
Purchases	2,718,000	—	2,501,998	—	—	184,735	5,404,733
Sales	(2,910,000)	(1,008)	(505,129)	(480,150)	(499,897)	—	(4,396,184)

Closing Balance, as of July 31, 2017	$2,725,000	—	$2,487,569	—	$ 620,060	$184,537	$6,017,166

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2017[3]	$7,000	—	$(14,429)	—	$ (14,299)	$ (198)	$(21,926)

[1]

As of July 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of July 31, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments July 31, 2017	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Accredited Mortgage Loan Trust, Series 2004-4, Class M2, (1 mo. LIBOR US + 1.575%), 2.81%, 1/25/35 (a)	USD	2,096	$2,013,079
Accunia European CLO I BV, Series 1X, Class E, (3 mo. EURIBOR + 7.000%), 7.00%, 7/15/29 (a)	EUR	400	478,523
Adagio V CLO DAC, Series X, Class E, (3 mo. EURIBOR + 6.700%), 6.70%, 10/15/29 (a)		165	199,999
Allegro CLO II Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 3.850%), 5.16%, 1/21/27 (a)(b)	USD	500	500,238
ALM V Ltd.:
Series 2012-5A, Class A2R, (3 mo. LIBOR US + 2.150%), 3.31%, 10/18/27 (a)(b)		7,000	7,071,058
Series 2012-5A, Class BR, (3 mo. LIBOR US + 3.000%), 4.16%, 10/18/27 (a)(b)		1,000	1,003,274
Series 2012-5A, Class CR, (3 mo. LIBOR US + 3.900%), 5.06%, 10/18/27 (a)(b)		2,750	2,765,315
Series 2012-5A, Class DR, (3 mo. LIBOR US + 6.000%), 7.16%, 10/18/27 (a)(b)		5,000	5,022,385
ALM VI Ltd.:
Series 2012-6A, Class B1RR, (3 mo. LIBOR US + 2.050%), 3.35%, 7/15/26 (a)(b)		4,500	4,502,199
Series 2012-6A, Class B2RR, (3 mo. LIBOR US + 2.050%), 3.35%, 7/15/26 (a)(b)		1,850	1,850,904
ALM VII Ltd.:
Series 2012-7A, Class A1R, (3 mo. LIBOR US + 1.480%), 2.78%, 10/15/28 (a)(b)		18,000	18,166,957
Series 2012-7A, Class BR, (3 mo. LIBOR US + 2.500%), 3.80%, 10/15/28 (a)(b)		4,000	4,014,857
Series 2012-7A, Class CR, (3 mo. LIBOR US + 3.850%), 5.15%, 10/15/28 (a)(b)		3,750	3,781,708
ALM VII R Ltd.:
Series 2013-7RA, Class A1R, (3 mo. LIBOR US + 1.410%), 2.71%, 10/15/28 (a)(b)		4,175	4,190,987
Series 2013-7RA, Class A2R, (3 mo. LIBOR US + 2.000%), 3.30%, 10/15/28 (a)(b)		1,000	1,008,695
Series 2013-7RA, Class BR, (3 mo. LIBOR US + 2.700%), 4.00%, 10/15/28 (a)(b)		1,000	1,010,108
ALM VII R-2 Ltd.:
Series 2013-7R2A, Class BR, (3 mo. LIBOR US + 2.750%), 4.05%, 10/15/27 (a)(b)		1,500	1,514,855
Series 2013-7R2A, Class CR, (3 mo. LIBOR US + 4.100%), 5.40%, 10/15/27 (a)(b)		1,000	1,006,311
ALM VIII Ltd.:
Series 2013-8A, Class A1R, (3 mo. LIBOR US + 1.490%), 2.79%, 10/15/28 (a)(b)		13,250	13,357,813
Series 2013-8A, Class CR, (3 mo. LIBOR US + 3.950%), 5.25%, 10/15/28 (a)(b)		2,250	2,262,884
ALM X Ltd.:
Series 2013-10A, Class A2, (3 mo. LIBOR US + 2.000%), 3.30%, 1/15/25 (a)(b)		1,500	1,500,537

Asset-Backed Securities		Par (000)	Value
Series 2013-10A, Class C, (3 mo. LIBOR US + 3.300%), 4.60%, 1/15/25 (a)(b)	USD	1,500	$1,500,373
ALM XII Ltd.:
Series 2015-12A, Class A1R, (3 mo. LIBOR US + 1.050%), 2.35%, 4/16/27 (a)(b)		4,000	4,002,162
Series 2015-12A, Class BR, (3 mo. LIBOR US + 2.050%), 3.35%, 4/16/27 (a)(b)		1,475	1,478,120
Series 2015-12A, Class C2R, (3 mo. LIBOR US + 3.200%), 4.50%, 4/16/27 (a)(b)		1,500	1,502,936
ALM XIV Ltd., Series 2014-14A, Class A1R, (3 mo. LIBOR US + 1.150%), 2.46%, 7/28/26 (a)(b)		4,500	4,502,259
ALM XIX Ltd.:
Series 2016-19A, Class C, (3 mo. LIBOR US + 4.350%), 5.65%, 7/15/28 (a)(b)		2,000	2,035,402
Series 2016-19A, Class D, (3 mo. LIBOR US + 7.350%), 8.65%, 7/15/28 (a)(b)		1,000	1,006,992
ALM XVI Ltd./ALM XVI LLC:
Series 2015-16A, Class BR, (3 mo. LIBOR US + 2.050%), 3.35%, 7/15/27 (a)(b)		1,100	1,100,554
Series 2015-16A, Class C1R, (3 mo. LIBOR US + 3.200%), 4.50%, 7/15/27 (a)(b)		4,000	3,965,692
Series 2015-16A, Class D, (3 mo. LIBOR US + 5.350%), 6.65%, 7/15/27 (a)(b)		1,750	1,728,725
ALM XVII Ltd.:
Series 2015-17A, Class B1, (3 mo. LIBOR US + 3.400%), 4.70%, 1/15/28 (a)(b)		2,600	2,631,303
Series 2015-17A, Class C1, (3 mo. LIBOR US + 4.150%), 5.45%, 1/15/28 (a)(b)		1,000	1,010,270
ALM XVIII Ltd., Series 2016-18A, Class D, (3 mo. LIBOR US + 7.600%), 8.90%, 7/15/27 (a)(b)		500	505,495
American Express Credit Account Master Trust:
Series 2017-1, Class A, 1.93%, 2/18/20		8,490	8,526,580
Series 2017-3, Class A, 1.77%, 11/15/22		2,645	2,643,920
Series 2017-5, Class A, (1 mo. LIBOR US + 0.380%), 1.63%, 7/15/22 (a)		2,740	2,740,000
AmeriCredit Automobile Receivables Trust:
Series 2013-4, Class C, 2.72%, 9/09/19		394	395,118
Series 2014-3, Class D, 3.13%, 10/08/20		1,980	2,011,067
Series 2016-3, Class A3, 1.46%, 5/10/21		2,570	2,563,482
Series 2016-4, Class A3, 1.53%, 7/08/21		3,790	3,773,994
Series 2017-2, Class A3, 1.98%, 12/20/21		460	460,663
AMMC CLO Ltd.:
Series 2014-15A, Class D, (3 mo. LIBOR US + 4.200%), 5.42%, 12/09/26 (a)(b)		1,350	1,370,469
Series 2016-18A, Class D, (3 mo. LIBOR US + 5.000%), 6.20%, 5/26/28 (a)(b)		1,500	1,524,223
Series 2016-19A, Class C, (3 mo. LIBOR US + 2.800%), 4.10%, 10/15/28 (a)(b)		1,000	1,004,211
Series 2016-19A, Class E, (3 mo. LIBOR US + 7.000%), 8.30%, 10/15/28 (a)(b)		1,000	1,013,526
AMSR Trust:
Series 2016-SFR1, Class D, (1 mo. LIBOR US + 2.400%), 3.63%, 11/17/33 (a)(b)		5,045	5,115,972

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	27

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2016-SFR1, Class E, (1 mo. LIBOR US + 3.150%), 4.38%, 11/17/33 (a)(b)	USD	9,525	$9,694,888
Anchorage Capital CLO Ltd.:
Series 2012-1A, Class DR, (3 mo. LIBOR US + 7.250%), 8.55%, 1/13/27 (a)(b)		1,000	1,009,206
Series 2013-1A, Class B, (3 mo. LIBOR US + 2.700%), 4.00%, 7/13/25 (a)(b)		1,000	1,000,567
Series 2014-3A, Class A2AR, (3 mo. LIBOR US + 2.050%), 3.36%, 4/28/26 (a)(b)		3,400	3,400,849
Series 2014-3A, Class BR, (3 mo. LIBOR US + 2.650%), 3.96%, 4/28/26 (a)(b)		1,250	1,251,684
Series 2014-3A, Class C, (3 mo. LIBOR US + 3.500%), 4.81%, 4/28/26 (a)(b)		1,000	1,000,035
Series 2014-4A, Class CR, (3 mo. LIBOR US + 3.400%), 4.71%, 7/28/26 (a)(b)		2,250	2,249,997
Series 2014-5A, Class CR, (3 mo. LIBOR US + 2.200%), 3.50%, 10/15/26 (a)(b)		1,850	1,854,408
Series 2015-6A, Class CR, (3 mo. LIBOR US + 2.400%), 3.70%, 7/15/30 (a)(b)(c)		1,000	1,000,000
Series 2015-7A, Class D, (3 mo. LIBOR US + 3.650%), 4.95%, 10/15/27 (a)(b)		1,500	1,499,381
Series 2016-8A, Class D, (3 mo. LIBOR US + 4.200%), 5.51%, 7/28/28 (a)(b)		3,000	3,023,991
Series 2016-9A, Class D, (3 mo. LIBOR US + 4.000%), 5.30%, 1/15/29 (a)(b)		1,350	1,354,288
Series 2016-9A, Class E, (3 mo. LIBOR US + 7.250%), 8.55%, 1/15/29 (a)(b)		1,000	1,014,224
Annisa CLO Ltd., Series 2016-2A, Class E, (3 mo. LIBOR US + 7.250%), 8.56%, 7/20/28 (a)(b)		500	506,438
Apidos CLO XII, Series 2013-12A, Class D, (3 mo. LIBOR US + 3.050%), 4.35%, 4/15/25 (a)(b)		1,500	1,495,927
Apidos CLO XIV, Series 2013-14A, Class C1, (3 mo. LIBOR US + 2.850%), 4.15%, 4/15/25 (a)(b)		1,000	1,000,615
Apidos CLO XIX:
Series 2014-19A, Class A1R, (3 mo. LIBOR US + 1.200%), 2.50%, 10/17/26 (a)(b)		4,250	4,257,397
Series 2014-19A, Class CR, (3 mo. LIBOR US + 2.200%), 3.50%, 10/17/26 (a)(b)		1,000	1,001,721
Apidos CLO XVIII, Series 2014-18A, Class A1R, (3 mo. LIBOR US + 1.120%), 2.43%, 7/22/26 (a)(b)		6,500	6,509,733
Apidos CLO XX:
Series 2015-20A, Class A1R, (3 mo. LIBOR US + 1.330%), 2.63%, 1/16/27 (a)(b)		7,750	7,760,155
Series 2015-20A, Class BR, (3 mo. LIBOR US + 2.600%), 3.90%, 1/16/27 (a)(b)		1,750	1,751,377
Apidos CLO XXI, Series 2015-21A, Class A1, (3 mo. LIBOR US + 1.430%), 2.73%, 7/18/27 (a)(b)		4,375	4,412,666
Apidos CLO XXII, Series 2015-22A, Class D, (3 mo. LIBOR US + 6.000%), 7.31%, 10/20/27 (a)(b)		1,000	1,002,078
Apidos CLO XXIII, Series 2015-23A, Class D2, (3 mo. LIBOR US + 5.950%), 7.25%, 1/14/27 (a)(b)		1,000	1,011,231
Apidos CLO XXV, Series 2016-25A, Class A1, (3 mo. LIBOR US + 1.460%), 2.77%, 10/20/28 (a)(b)		17,000	17,034,292
Arbor Realty Commercial Real Estate Notes Ltd.:
Series 2016-FL1A, Class A, (1 mo. LIBOR US + 1.700%), 3.00%, 9/15/26 (a)(b)(c)		990	990,000

Asset-Backed Securities		Par (000)	Value
Series 2017-FL1, Class A, (1 mo. LIBOR US + 1.300%), 2.53%, 4/15/27 (a)(b)	USD	2,080	$2,073,864
Arbour CLO IV DAC, Series 4X, Class E, 5.60%, 1/15/30 (d)	EUR	468	554,934
Ares European CLO VIII BV, Series 8X, Class E, 6.35%, 2/17/30 (d)		400	484,066
Ares Xl CLO Ltd., Series 2016-40A, Class C, (3 mo. LIBOR US + 3.700%), 5.00%, 10/15/27 (a)(b)	USD	2,250	2,269,602
Ares XLI CLO Ltd.:
Series 2016-41A, Class A, (3 mo. LIBOR US + 1.410%), 2.71%, 1/15/29 (a)(b)		950	954,913
Series 2016-41A, Class D, (3 mo. LIBOR US + 4.200%), 5.50%, 1/15/29 (a)(b)		900	912,450
Ares XLII CLO Ltd, Series 2017-42A, Class D, (3 mo. LIBOR US + 3.450%), 4.61%, 1/22/28 (a)(b)		1,000	1,004,761
Ares XXVII CLO Ltd., Series 2013-2A, Class DR, (3 mo. LIBOR US + 3.750%), 5.00%, 7/28/29 (a)(b)		1,000	1,006,607
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, (3 mo. LIBOR US + 3.250%), 4.55%, 10/17/24 (a)(b)		700	702,201
Ares XXXII CLO Ltd., Series 2014-32A, Class BR, (3 mo. LIBOR US + 2.250%), 3.43%, 11/15/25 (a)(b)(c)		1,500	1,500,000
Ares XXXIII CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 4.200%), 5.42%, 12/05/25 (a)(b)		1,000	1,014,466
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, (3 mo. LIBOR US + 7.250%), 8.55%, 7/18/28 (a)(b)		2,500	2,512,135
Ares XXXVII CLO Ltd.:
Series 2015-4A, Class D1, (3 mo. LIBOR US + 6.800%), 8.10%, 10/15/26 (a)(b)		3,000	3,013,063
Series 2015-4A, Class D2, (3 mo. LIBOR US + 7.020%), 8.32%, 10/15/26 (a)(b)		2,000	2,015,950
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class DR, (3 mo. LIBOR US + 3.900%), 5.07%, 1/30/24 (a)(b)		1,000	1,004,941
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class D, (3 mo. LIBOR US + 3.900%), 5.10%, 11/30/28 (a)(b)		1,500	1,506,199
Atrium VIII:
Series 8A, Class ER, (3 mo. LIBOR US + 7.250%), 8.56%, 10/23/24 (a)(b)		1,750	1,770,057
Series 8A, Class SUB, 0.00%, 10/23/24 (b)(d)		11,500	8,065,017
Atrium X, Series 10A, Class DR, (3 mo. LIBOR US + 3.000%), 4.30%, 7/16/25 (a)(b)		1,000	999,604
Atrium XII:
Series 12A, Class B, (3 mo. LIBOR US + 2.250%), 3.56%, 10/22/26 (a)(b)		5,000	5,014,712
Series 12A, Class C, (3 mo. LIBOR US + 3.050%), 4.36%, 10/22/26 (a)(b)		1,000	1,003,602
Aurium CLO II DAC, Series 2X, Class E, (3 mo. EURIBOR + 5.950%), 5.95%, 7/13/29 (a)	EUR	578	689,347
Aurium CLO III DAC, Series 3X, Class E, 0.00%, 4/15/30 (d)		100	115,980
Avoca CLO XVII Ltd., Series 17X, Class E, 5.95%, 1/15/30 (d)		271	321,810
Babson CLO Ltd.:
Series 2016-1A, Class E, (3 mo. LIBOR US + 6.550%), 7.86%, 4/23/27 (a)(b)	USD	2,450	2,432,231
Series 2016-2A, Class E, (3 mo. LIBOR US + 6.900%), 8.21%, 7/20/28 (a)(b)		1,000	1,013,194

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Ballyrock CLO Ltd., Series 2016-1A, Class C, (3 mo. LIBOR US + 2.700%), 4.00%, 10/15/28 (a)(b)	USD	3,500	$3,501,658
Bear Stearns Asset Backed Securities I Trust:
Series 2005-HE1, Class M2, (1 mo. LIBOR US + 1.245%), 2.48%, 1/25/35 (a)		2,350	2,308,850
Series 2006-EC2, Class M2, (1 mo. LIBOR US + 0.420%), 1.65%, 2/25/36 (a)		5,801	5,261,069
Series 2006-HE7, Class 1A2, (1 mo. LIBOR US + 0.170%), 1.40%, 9/25/36 (a)		1,881	1,981,880
Series 2006-HE9, Class 2A, (1 mo. LIBOR US + 0.140%), 1.37%, 11/25/36 (a)		14,359	13,178,243
Series 2007-HE1, Class 21A2, (1 mo. LIBOR US + 0.160%), 1.39%, 1/25/37 (a)		2,226	2,082,772
Series 2007-HE2, Class 22A, (1 mo. LIBOR US + 0.140%), 1.37%, 3/25/37 (a)		5,928	5,567,800
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.140%), 1.37%, 3/25/37 (a)		8,215	7,874,020
Series 2007-HE3, Class 2A, (1 mo. LIBOR US + 0.140%), 1.37%, 4/25/37 (a)		8,961	7,538,921
Series 2007-HE5, Class 2A, (1 mo. LIBOR US + 0.220%), 1.45%, 6/25/47 (a)		26,883	24,207,855
Bear Stearns Asset Backed Securities Trust:
Series 2004-HE3, Class M2, (1 mo. LIBOR US + 1.725%), 2.96%, 4/25/34 (a)		5,709	5,695,720
Series 2005-4, Class M2, (1 mo. LIBOR US + 1.200%), 2.43%, 1/25/36 (a)		5,920	5,696,249
Series 2006-1, Class M1, (1 mo. LIBOR US + 0.500%), 1.73%, 2/25/36 (a)		2,423	2,350,226
Benefit Street Partners CLO IV Ltd.:
Series 2014-IVA, Class A1R, (3 mo. LIBOR US + 1.490%), 2.80%, 1/20/29 (a)(b)		1,790	1,808,399
Series 2014-IVA, Class A2R, (3 mo. LIBOR US + 2.050%), 3.36%, 1/20/29 (a)(b)		2,500	2,525,013
Benefit Street Partners CLO IX Ltd., Series 2016-9A, Class E, (3 mo. LIBOR US + 6.670%), 7.98%, 7/20/28 (a)(b)		500	502,887
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class A2, (3 mo. LIBOR US + 2.250%), 3.55%, 4/18/27 (a)(b)		4,500	4,497,562
Series 2015-VIA, Class B, (3 mo. LIBOR US + 3.050%), 4.35%, 4/18/27 (a)(b)		500	500,579
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class B, (3 mo. LIBOR US + 2.950%), 4.25%, 7/18/27 (a)(b)		4,250	4,253,951
Benefit Street Partners CLO VIII Ltd:
Series 2015-8A, Class A2, (3 mo. LIBOR US + 2.250%), 3.56%, 1/20/28 (a)(b)		1,000	1,013,039
Series 2015-8A, Class C, (3 mo. LIBOR US + 3.900%), 5.21%, 1/20/28 (a)(b)		1,000	1,005,235
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A2, (3 mo. LIBOR US + 2.000%), 3.30%, 1/15/29 (a)(b)		2,000	2,014,921
Betony CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.850%), 4.15%, 4/15/27 (a)(b)		1,000	1,001,336
Birchwood Park CLO Ltd., Series 2014-1A, Class D1, (3 mo. LIBOR US + 3.450%), 4.75%, 7/15/26 (a)(b)		1,500	1,507,953
BlueMountain CLO Ltd.:
Series 2012-2A, Class AR, (3 mo. LIBOR US + 1.420%), 2.59%, 11/20/28 (a)(b)		11,500	11,544,753
Series 2012-2A, Class CR, (3 mo. LIBOR US + 2.600%), 3.77%, 11/20/28 (a)(b)		2,000	2,014,950

Asset-Backed Securities		Par (000)	Value
Series 2012-2A, Class DR, (3 mo. LIBOR US + 4.150%), 5.32%, 11/20/28 (a)(b)	USD	1,250	$1,257,663
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.400%), 2.71%, 1/20/29 (a)(b)		1,350	1,364,632
Series 2013-2A, Class A, (3 mo. LIBOR US + 1.200%), 2.51%, 1/22/25 (a)(b)		12,000	12,009,047
Series 2013-4A, Class DR, (3 mo. LIBOR US + 3.150%), 4.45%, 4/15/25 (a)(b)		1,000	1,000,209
Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.260%), 2.43%, 4/30/26 (a)(b)		3,250	3,265,176
Series 2014-4A, Class A1R, (3 mo. LIBOR US + 1.350%), 2.55%, 11/30/26 (a)(b)		7,500	7,490,623
Series 2015-4A, Class E, (3 mo. LIBOR US + 6.500%), 7.81%, 1/20/27 (a)(b)		1,000	1,007,165
Series 2016-2A, Class D, (3 mo. LIBOR US + 7.000%), 8.17%, 8/20/28 (a)(b)		1,000	1,010,374
BlueMountain EUR CLO DAC, Series 2016-1X, Class E, (3 mo. EURIBOR + 6.600%), 6.60%, 4/25/30 (a)	EUR	450	531,152
BlueMountain Fuji EUR CLO II DAC, Series 2017-2X, Class E, 5.45%, 7/15/30 (d)	USD	213	244,016
Bowman Park CLO Ltd.:
Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.180%), 2.37%, 11/23/25 (a)(b)		3,500	3,505,863
Series 2014-1A, Class D2R, (3 mo. LIBOR US + 3.350%), 4.54%, 11/23/25 (a)(b)		500	500,843
Bsprt Issuer Ltd., Series 2017-FL1, Class A, (1 mo. LIBOR US + 1.350%), 2.58%, 1/15/27 (a)(b)(c)		1,400	1,402,100
Burnham Park CLO Ltd.:
Series 2016-1A, Class A, (3 mo. LIBOR US + 1.430%), 2.74%, 10/20/29 (a)(b)		12,000	12,200,797
Series 2016-1A, Class D, (3 mo. LIBOR US + 3.850%), 5.16%, 10/20/29 (a)(b)		1,000	1,011,243
Cabela’s Credit Card Master Notes Trust, Series 2015-1A, Class A1, 2.26%, 3/15/23		1,400	1,409,877
Cadogan Square CLO IX BV, Series 9X, Class E, 4.90%, 7/15/30 (d)	EUR	154	173,201
Cadogan Square CLO VII BV, Series 7X, Class E, (3 mo. EURIBOR + 6.000%), 6.00%, 5/25/29 (a)		200	239,833
Cairn CLO BV, Series 16-7X, Class E 6.35%, 1/31/30 (d)		400	483,692
Canyon Capital CLO Ltd.:
Series 2006-1A, Class A1, (3 mo. LIBOR US + 0.250%), 1.50%, 12/15/20 (a)(b)	USD	5,266	5,242,579
Series 2016-1A, Class C, (3 mo. LIBOR US + 3.550%), 4.85%, 4/15/28 (a)(b)		2,750	2,785,824
Series 2016-1A, Class E, (3 mo. LIBOR US + 7.500%), 8.80%, 4/15/28 (a)(b)		1,000	1,000,586
Series 2016-2A, Class E, (3 mo. LIBOR US + 6.750%), 8.05%, 10/15/28 (a)(b)		1,000	986,987
Capital One Multi-Asset Execution Trust:
Series 2016-A3, Class A3, 1.34%, 4/15/22		6,200	6,163,585
Series 2016-A6, Class A6, 1.82%, 11/15/19		5,178	5,185,460
Series 2017-A1, Class A1, 2.00%, 3/16/20		2,655	2,668,933
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class BR, (3 mo. LIBOR US + 2.500%), 3.80%, 10/14/28 (a)(b)		2,000	2,007,159

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	29

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2012-4A, Class BR, (3 mo. LIBOR US + 1.900%), 3.21%, 1/20/29 (a)(b)	USD	7,250	$7,300,382
Series 2012-4A, Class C1R, (3 mo. LIBOR US + 2.600%), 3.91%, 1/20/29 (a)(b)		1,500	1,509,664
Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.350%), 4.66%, 8/14/30 (a)(b)		1,500	1,500,000
Series 2013-2A, Class D, (3 mo. LIBOR US + 3.750%), 5.05%, 4/18/25 (a)(b)		2,250	2,254,383
Series 2013-3A, Class B, (3 mo. LIBOR US + 2.650%), 3.95%, 7/15/25 (a)(b)		2,000	2,001,235
Series 2013-3A, Class C, (3 mo. LIBOR US + 3.400%), 4.70%, 7/15/25 (a)(b)		1,000	1,002,941
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.750%), 4.05%, 4/17/25 (a)(b)		2,000	2,008,542
Series 2014-3A, Class A1AR, (3 mo. LIBOR US + 1.150%), 2.47%, 7/27/26 (a)(b)(c)		1,100	1,100,000
Series 2014-3A, Class BR, (3 mo. LIBOR US + 2.150%), 3.47%, 7/27/26 (a)(b)		1,000	1,001,867
Series 2015-1A, Class E1, (3 mo. LIBOR US + 5.300%), 6.61%, 4/20/27 (a)(b)		1,000	988,116
Series 2015-1AR, Class CR, (3 mo. LIBOR US + 2.000%), 3.31%, 4/20/27 (a)(b)(c)		250	250,000
Series 2015-2A, Class A1, (3 mo. LIBOR US + 1.470%), 2.79%, 4/27/27 (a)(b)		6,000	6,005,422
Series 2015-4A, Class D, (3 mo. LIBOR US + 6.100%), 7.41%, 10/20/27 (a)(b)		1,000	1,005,193
Series 2016-1A, Class C, (3 mo. LIBOR US + 4.900%), 6.21%, 4/20/27 (a)(b)		1,250	1,267,939
Series 2016-1A, Class D, (3 mo. LIBOR US + 7.600%), 8.91%, 4/20/27 (a)(b)		1,000	1,019,833
Carlyle Global Market Strategies Euro CLO DAC:
Series 2015-3X, Class D, (3 mo. EURIBOR + 5.550%), 5.55%, 1/15/29 (a)	EUR	110	130,383
Series 2016-1X, Class D, (3 mo. EURIBOR + 6.500%), 6.50%, 5/17/29 (a)		400	480,187
CarMax Auto Owner Trust:
Series 2015-2, Class A4, 1.80%, 3/15/21	USD	1,800	1,801,452
Series 2015-3, Class A4, 1.98%, 2/16/21		2,000	2,007,242
Carrington Mortgage Loan Trust:
Series 2006-FRE1, Class A4, (1 mo. LIBOR US + 0.250%), 1.48%, 4/25/36 (a)		2,876	2,207,905
Series 2006-NC2, Class A3, (1 mo. LIBOR US + 0.150%), 1.38%, 6/25/36 (a)		6,533	6,325,419
Series 2006-NC5, Class A3, (1 mo. LIBOR US + 0.150%), 1.38%, 1/25/37 (a)		4,000	2,906,063
Series 2007-HE1, Class A2, (1 mo. LIBOR US + 0.150%), 1.38%, 6/25/37 (a)		5,752	5,675,669
Catskill Park CLO Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 3.700%), 4.78%, 4/20/29 (a)(b)		1,000	1,000,367
C-BASS Mortgage Loan Trust, Series 2007-CB3, Class A1, 3.89%, 3/25/37 (e)		7,969	4,473,283
C-BASS Trust, Series 2006-CB6, Class A23, (1 mo. LIBOR US + 0.150%), 1.38%, 7/25/36 (a)		10,173	9,886,335
Cedar Funding IV CLO Ltd.:
Series 2014-4A, Class AR, (3 mo. LIBOR US + 1.230%), 2.39%, 7/23/30 (a)(b)		8,375	8,381,222
Series 2014-4A, Class DR, (3 mo. LIBOR US + 3.650%), 4.81%, 7/23/30 (a)(b)		2,000	2,000,462
Cedar Funding V CLO Ltd., Series 2016-5A, Class C, (3 mo. LIBOR US + 3.100%), 4.40%, 7/17/28 (a)(b)		2,000	2,007,094
Cedar Funding VI CLO Ltd., Series 2016-6A, Class B, (3 mo. LIBOR US + 1.930%), 3.24%, 10/20/28 (a)(b)		1,750	1,760,783

Asset-Backed Securities		Par (000)	Value
Cent CLO 19 Ltd., Series 2013-19A, Class A1A, (3 mo. LIBOR US + 1.330%), 2.50%, 10/29/25 (a)(b)	USD	2,250	$2,251,000
Cent CLO 24 Ltd., Series 2015-24A, Class D2, (3 mo. LIBOR US + 6.780%), 8.08%, 10/15/26 (a)(b)		1,000	1,014,301
Chase Issuance Trust:
Series 2012-A4, Class A4, 1.58%, 8/16/21		3,412	3,403,727
Series 2015-A4, Class A4, 1.84%, 4/15/22		2,770	2,774,075
Series 2016-A2, Class A, 1.37%, 6/15/21		6,980	6,941,586
Series 2016-A4, Class A, 1.49%, 7/15/22		6,000	5,945,259
Series 2016-A5, Class A5, 1.27%, 7/15/19		4,325	4,290,034
Chesapeake Funding II LLC:
Series 2016-1A, Class A1, 2.11%, 3/15/28 (b)		3,438	3,445,744
Series 2016-2A, Class A1, 1.88%, 6/15/28 (b)		3,680	3,676,001
CIFC Funding Ltd.:
Series 2012-3A, Class A3R, (3 mo. LIBOR US + 2.700%), 3.87%, 1/29/25 (a)(b)		1,000	1,000,559
Series 2012-3A, Class B1R, (3 mo. LIBOR US + 4.000%), 5.17%, 1/29/25 (a)(b)		1,000	1,004,615
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.250%), 3.55%, 4/18/25 (a)(b)		1,500	1,502,223
Series 2014-2A, Class A3LR, (3 mo. LIBOR US + 2.250%), 3.44%, 5/24/26 (a)(b)		1,000	1,001,245
Series 2014-3A, Class B1R, (3 mo. LIBOR US + 1.500%), 2.81%, 7/22/26 (a)(b)		1,000	1,000,000
Series 2014-3A, Class C1R, (3 mo. LIBOR US + 1.900%), 3.21%, 7/22/26 (a)(b)(c)		2,500	2,500,000
Series 2014-3A, Class DR, (3 mo. LIBOR US + 3.150%), 4.46%, 7/22/26 (a)(b)(c)		1,000	1,000,000
Series 2014-4A, Class A1R, (3 mo. LIBOR US + 1.380%), 2.68%, 10/17/26 (a)(b)		3,500	3,505,580
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.400%), 2.70%, 1/17/27 (a)(b)		16,250	16,305,786
Series 2014-5A, Class CR, (3 mo. LIBOR US + 2.700%), 4.00%, 1/17/27 (a)(b)		1,000	1,005,182
Series 2014-5A, Class E2, (3 mo. LIBOR US + 6.250%), 7.55%, 1/17/27 (a)(b)		750	755,038
Series 2015-2A, Class A, (3 mo. LIBOR US + 1.450%), 2.75%, 4/15/27 (a)(b)		2,750	2,756,675
Series 2015-3A, Class E, (3 mo. LIBOR US + 6.050%), 7.36%, 10/19/27 (a)(b)		2,000	1,987,681
Series 2015-4A, Class C1, (3 mo. LIBOR US + 3.800%), 5.11%, 10/20/27 (a)(b)		1,100	1,108,426
Series 2015-5A, Class D, (3 mo. LIBOR US + 6.300%), 7.61%, 10/25/27 (a)(b)		1,000	995,885
Series 2016-1A, Class A, (3 mo. LIBOR US + 1.480%), 2.79%, 10/21/28 (a)(b)		1,750	1,755,372
Series 2016-1A, Class E, (3 mo. LIBOR US + 6.750%), 8.06%, 10/21/28 (a)(b)		1,000	995,821
Citibank Credit Card Issuance Trust:
Series 2014-A1, Class A1, 2.88%, 1/23/23		5,500	5,670,824
Series 2014-A6, Class A6, 2.15%, 7/15/21		3,218	3,245,940
Series 2017-A3, Class A3, 1.92%, 4/07/20		12,995	13,036,078

See Notes to Financial Statements.

30	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
CNH Equipment Trust:
Series 2016-B, Class A3, 1.63%, 8/15/21	USD	2,050	$2,047,347
Series 2016-C, Class A3, 1.44%, 12/15/21		4,450	4,424,445
Cole Park CLO Ltd., Series 2015-1A, Class E, (3 mo. LIBOR US + 6.100%), 7.41%, 10/20/28 (a)(b)		1,000	1,004,052
Colony American Homes:
Series 2015-1A, Class D, (1 mo. LIBOR US + 2.150%), 3.45%, 7/17/32 (a)(b)		3,675	3,681,840
Series 2015-1A, Class E, (1 mo. LIBOR US + 3.000%), 4.23%, 7/17/32 (a)(b)		12,772	12,889,414
Colony Starwood Homes Trust:
Series 2016-1A, Class D, (1 mo. LIBOR US + 3.100%), 4.33%, 7/17/33 (a)(b)		14,540	14,935,268
Series 2016-1A, Class E, (1 mo. LIBOR US + 4.150%), 5.38%, 7/17/33 (a)(b)		20,520	21,230,630
Series 2016-2A, Class D, (1 mo. LIBOR US + 2.350%), 3.58%, 12/17/33 (a)(b)		11,450	11,600,516
Series 2016-2A, Class E, (1 mo. LIBOR US + 3.350%), 4.58%, 12/17/33 (a)(b)		13,195	13,603,775
Conseco Finance Securitizations Corp., Series 2001-4, Class M1, (1 mo. LIBOR US + 1.750%), 2.98%, 9/01/33 (a)		10,530	9,813,307
Conseco Financial Corp.:
Series 1996-5, Class M1, 8.05%, 7/15/27 (d)		1,714	1,723,533
Series 1997-7, Class M1, 7.03%, 7/15/28 (d)		5,664	5,543,318
Series 1998-8, Class A1, 6.28%, 9/01/30		10,275	10,774,203
Cordatus CLO PLC, Series 8X, Class E, 5.70%, 4/23/30 (c)		300	358,643
Credit Acceptance Auto Loan Trust:
Series 2016-2A, Class A, 2.42%, 11/15/23 (b)		4,300	4,313,495
Series 2016-3A, Class A, 2.15%, 4/15/24 (b)		7,480	7,469,468
Credit-Based Asset Servicing and Securitization LLC:
Series 2007-CB6, Class A4, (1 mo. LIBOR US + 0.340%), 1.57%, 7/25/37 (a)(b)		2,339	1,558,555
Series 2007-RP1, Class A, (1 mo. LIBOR US + 0.310%), 1.54%, 5/25/46 (a)(b)		7,735	6,406,873
Cumberland Park CLO Ltd., Series 2015-2A, Class E, (3 mo. LIBOR US + 5.000%), 6.31%, 7/20/26 (a)(b)		1,833	1,780,071
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, (1 mo. LIBOR US + 0.150%), 1.38%, 10/15/36 (a)		1,826	1,585,375
Discover Card Execution Note Trust:
Series 2012-A6, Class A6, 1.67%, 1/18/22		6,400	6,395,021
Series 2014-A4, Class A4, 2.12%, 12/15/21		5,000	5,042,477
Series 2015-A2, Class A, 1.90%, 10/17/22		6,240	6,252,509
Series 2016-A4, Class A4, 1.39%, 3/15/22		7,980	7,926,780
Series 2017-A5, Class A5, (1 mo. LIBOR US + 0.600%), 1.83%, 6/17/24 (a)		2,265	2,277,016
Drive Auto Receivables Trust, Series 2017-2, Class A3, 1.82%, 6/15/20		5,630	5,630,829
Dryden 31 Senior Loan Fund, Series 2014-31A, Class AR, (3 mo. LIBOR US + 1.080%), 2.38%, 4/18/26 (a)(b)		6,500	6,526,136
Dryden 34 Senior Loan Fund:
Series 2014-34A, Class AR, (3 mo. LIBOR US + 1.160%), 2.46%, 10/15/26 (a)(b)		1,650	1,652,222

Asset-Backed Securities		Par (000)	Value
Series 2014-34A, Class DR, (3 mo. LIBOR US + 3.400%), 4.70%, 10/15/26 (a)(b)	USD	1,000	$1,005,497
Dryden 36 Senior Loan Fund, Series 2014-36A, Class CR, (3 mo. LIBOR US + 2.800%), 4.10%, 1/15/28 (a)(b)		2,750	2,782,790
Dryden 41 Senior Loan Fund:
Series 2015-41A, Class A, (3 mo. LIBOR US + 1.500%), 2.80%, 1/15/28 (a)(b)		4,000	4,012,973
Series 2015-41A, Class E, (3 mo. LIBOR US + 5.650%), 6.95%, 1/15/28 (a)(b)		1,000	1,003,107
Dryden 43 Senior Loan Fund, Series 2016-43A, Class E, (3 mo. LIBOR US + 7.250%), 8.56%, 7/20/29 (a)(b)		1,000	1,004,989
Dryden 49 Senior Loan Fund, Series 2017-49A, Class D, (3 mo. LIBOR US + 3.650%), 4.98%, 7/18/30 (a)(b)		1,000	1,000,766
Dryden 50 Senior Loan Fund:
Series 2017-50A, Class A1, (3 mo. LIBOR US + 1.220%), 0.00%, 7/15/30 (a)(b)		6,000	6,000,000
Series 2017-50A, Class C, (3 mo. LIBOR US + 2.250%), 0.00%, 7/15/30 (a)(b)		1,500	1,500,000
Series 2017-50A, Class SUB, 0.00%, 7/15/30 (b)(d)		4,000	3,520,000
Dryden XXV Senior Loan Fund, Series 2012-25A, Class CR, (3 mo. LIBOR US + 2.500%), 3.80%, 1/15/25 (a)(b)		1,000	1,001,016
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class A, (3 mo. LIBOR US + 1.100%), 2.40%, 7/15/25 (a)(b)		1,658	1,661,730
Elevation CLO Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR US + 4.680%), 5.72%, 11/15/28 (a)(b)		1,200	1,215,373
Enterprise Fleet Financing LLC:
Series 2016-2, Class A2, 1.74%, 2/22/22 (b)		2,844	2,840,981
Series 2016-2, Class A3, 2.04%, 2/22/22 (b)		1,480	1,475,322
Series 2017-1, Class A2, 2.13%, 7/20/22 (b)		1,030	1,034,111
Series 2017-1, Class A3, 2.60%, 7/20/22 (b)		650	653,534
Euro-Galaxy IV CLO BV, Series 2015-4X, Class E, (3 mo. EURIBOR + 4.500%), 4.50%, 7/30/28 (a)	EUR	150	177,425
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, 6.30%, 11/10/30 (d)		300	363,519
First Franklin Mortgage Loan Trust:
Series 2006-FF5, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.39%, 4/25/36 (a)	USD	4,853	4,585,529
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.150%), 1.38%, 12/25/36 (a)		5,197	4,331,388
Series 2006-FFH1, Class M1, (1 mo. LIBOR US + 0.370%), 1.60%, 1/25/36 (a)		10,000	9,643,596
Ford Credit Auto Owner Trust:
Series 2016-B, Class A4, 1.52%, 8/15/21		7,207	7,170,329
Series 2016-C, Class A4, 1.40%, 2/15/22		2,940	2,909,307
Series 2017-A, Class A3, 1.67%, 6/15/21		2,200	2,199,698
Ford Credit Floorplan Master Owner Trust A:
Series 2013-2, Class A, 2.09%, 3/15/22 (b)		5,900	5,929,564
Series 2016-5, Class A1, 1.95%, 11/15/21		2,200	2,206,016
Series 2017-1, Class A1, 2.07%, 5/15/20		6,000	6,015,908

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	31

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Galaxy XIV CLO Ltd., Series 2012-14A, Class DR, (3 mo. LIBOR US + 4.300%), 5.48%, 11/15/26 (a)(b)	USD	4,365	$4,381,697
Galaxy XIX CLO Ltd., Series 2015-19A, Class A1A, (3 mo. LIBOR US + 1.550%), 2.86%, 1/24/27 (a)(b)		22,000	22,006,340
Galaxy XV CLO Ltd., Series 2013-15A, Class A, (3 mo. LIBOR US + 1.250%), 2.55%, 4/15/25 (a)(b)		1,723	1,724,690
Galaxy XVI CLO Ltd., Series 2013-16A, Class CR, (3 mo. LIBOR US + 2.250%), 3.43%, 11/16/25 (a)(b)		1,000	992,429
Galaxy XVII CLO Ltd., Series 2014-17A, Class AR, (3 mo. LIBOR US + 1.400%), 2.70%, 7/15/26 (a)(b)		6,500	6,506,334
GMACM Home Equity Loan Trust:
Series 2006-HE4, Class A1, (1 mo. LIBOR US + 0.180%), 1.41%, 12/25/36 (a)		10,023	9,791,565
Series 2006-HE4, Class A2, (1 mo. LIBOR US + 0.180%), 1.41%, 12/25/36 (a)		1,941	1,896,147
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR, (3 mo. LIBOR US + 1.370%), 2.54%, 10/29/26 (a)(b)		14,750	14,757,624
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, (3 mo. LIBOR US + 3.300%), 4.61%, 4/25/25 (a)(b)		1,500	1,501,319
GoldenTree Loan Opportunities VIII Ltd:
Series 2014-8A, Class AR, (3 mo. LIBOR US + 1.210%), 2.52%, 4/19/26 (a)(b)		2,000	2,003,319
Series 2014-8A, Class DR, (3 mo. LIBOR US + 3.350%), 4.51%, 4/19/26 (a)(b)		500	499,986
GoldenTree Loan Opportunities XI Ltd.:
Series 2015-11A, Class E, (3 mo. LIBOR US + 5.550%), 6.85%, 4/18/27 (a)(b)		875	874,207
Series 2016-12X, Class A2, 3.46%, 4/21/27 (d)		7,750	7,824,564
GoldentTree Loan Management U.S. CLO 1 Ltd.:
Series 2017-1A, Class C, (3 mo. LIBOR US + 2.200%), 3.38%, 4/20/29 (a)(b)		2,000	2,001,495
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.350%), 4.66%, 4/20/29 (a)(b)		750	733,283
Greenpoint Manufactured Housing:
Series 1999-1, Class A5, 6.77%, 8/15/29 (d)		8,146	7,999,422
Series 2000-1, Class A4, 8.14%, 3/20/30 (d)		9,099	9,461,726
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, (1 mo. LIBOR US + 1.550%), 2.78%, 3/15/27 (a)(b)(c)		2,400	2,400,000
Greywolf CLO V Ltd., Series 2015-1A, Class C, (3 mo. LIBOR US + 3.800%), 5.11%, 4/25/27 (a)(b)		1,000	995,142
Grippen Park CLO Ltd.:
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.260%), 2.51%, 1/20/30 (a)(b)		2,000	2,002,617
Series 2017-1A, Class C, (3 mo. LIBOR US + 2.300%), 3.55%, 1/20/30 (a)(b)		1,000	1,000,567
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.300%), 4.55%, 1/20/30 (a)(b)		1,000	994,087
GSAA Home Equity Trust, Series 2006-18, Class AF6, 5.68%, 11/25/36 (e)		4,687	2,352,194
GSAMP Trust, Series 2006-HE6, Class A4, (1 mo. LIBOR US + 0.240%), 1.47%, 8/25/36 (a)		2,558	2,122,941
Harvest CLO XVI DAC, Series 16X, Class E, (3 mo. EURIBOR + 6.400%), 6.40%, 10/15/29 (a)	EUR	235	280,659
Highbridge Loan Management Ltd.:
Series 4A-2014, Class B, (3 mo. LIBOR US + 3.000%), 4.31%, 7/28/25 (a)(b)	USD	1,250	1,251,445

Asset-Backed Securities		Par (000)	Value
Series 5A-2015, Class C1R, (3 mo. LIBOR US + 2.100%), 3.29%, 1/29/26 (a)(b)	USD	6,000	$6,016,627
Series 5A-2015, Class C2R, (3 mo. LIBOR US + 2.100%), 3.29%, 1/29/26 (a)(b)(c)		500	500,000
Series 5A-2015, Class D1R, (3 mo. LIBOR US + 3.300%), 4.49%, 1/29/26 (a)(b)		1,250	1,250,961
Series 5A-2015, Class D2R, (3 mo. LIBOR US + 3.300%), 4.49%, 1/29/26 (a)(b)(c)		500	500,000
Series 6A-2015, Class C, (3 mo. LIBOR US + 3.070%), 4.24%, 5/05/27 (a)(b)		1,100	1,101,010
Series 7A-2015, Class E, (3 mo. LIBOR US + 5.750%), 6.93%, 11/15/26 (a)(b)		500	498,850
Series 8A-2016, Class D, (3 mo. LIBOR US + 4.850%), 6.16%, 4/20/27 (a)(b)		1,000	1,017,732
Series 8A-2016, Class E, (3 mo. LIBOR US + 7.900%), 9.21%, 4/20/27 (a)(b)		1,000	1,008,909
Honda Auto Receivables Owner Trust:
Series 2015-2, Class A4, 1.47%, 6/21/18		2,760	2,757,572
Series 2016-4, Class A4, 1.36%, 1/18/23		2,760	2,735,015
Series 2017-1, Class A4, 2.05%, 7/21/21		6,180	6,219,222
HPS Loan Management Ltd., Series 9A-2016, Class D2, (3 mo. LIBOR US + 6.450%), 7.76%, 7/19/27 (a)(b)		1,300	1,306,776
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.81%, 3/15/21 (b)		420	419,770
Invitation Homes Trust:
Series 2014-SFR2, Class D, (1 mo. LIBOR US + 2.750%), 3.98%, 9/17/31 (a)(b)		1,960	1,965,814
Series 2014-SFR2, Class E, (1 mo. LIBOR US + 3.410%), 4.62%, 9/17/31 (a)(b)		1,500	1,507,053
Series 2014-SFR3, Class D, (1 mo. LIBOR US + 3.000%), 4.23%, 12/17/31 (a)(b)		525	526,750
Series 2014-SFR3, Class E, (1 mo. LIBOR US + 4.500%), 5.73%, 12/17/31 (a)(b)		2,646	2,662,425
Series 2015-SFR1, Class D, (1 mo. LIBOR US + 3.000%), 4.23%, 3/17/32 (a)(b)		2,230	2,248,917
Series 2015-SFR3, Class D, (1 mo. LIBOR US + 2.750%), 3.98%, 8/17/32 (a)(b)		25,825	26,068,259
Series 2015-SFR3, Class E, (1 mo. LIBOR US + 3.750%), 4.98%, 8/17/32 (a)(b)		6,777	6,902,760
JPMorgan Mortgage Acquisition Trust:
Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (e)		4,062	2,283,954
Series 2006-WF1, Class A5, 6.41%, 7/25/36 (e)		5,099	2,864,933
LCM XV LP, Series 15A, Class CR, (3 mo. LIBOR US + 2.400%), 3.59%, 7/20/30 (a)(b)		1,500	1,512,198
LCM XVII LP, Series 17A, Class D, (3 mo. LIBOR US + 3.500%), 4.80%, 10/15/26 (a)(b)		1,000	1,002,784
LCM XVIII LP, Series 18A, Class C1, (3 mo. LIBOR US + 3.150%), 4.46%, 4/20/27 (a)(b)		1,500	1,500,513
LCM XXI LP:
Series 21A, Class A, (3 mo. LIBOR US + 1.550%), 2.86%, 4/20/28 (a)(b)		20,000	20,124,934
Series 21A, Class D, (3 mo. LIBOR US + 5.100%), 6.41%, 4/20/28 (a)(b)		2,000	2,031,625
Series 21A, Class E, (3 mo. LIBOR US + 7.650%), 8.96%, 4/20/28 (a)(b)		1,500	1,515,731
Lime Street CLO Ltd., Series 2007-1A, Class B, (3 mo. LIBOR US + 0.550%), 1.82%, 6/20/21 (a)(b)		4,000	3,987,701

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Long Beach Mortgage Loan Trust:
Series 2005-3, Class 1A, (1 mo. LIBOR US + 0.260%), 1.49%, 8/25/45 (a)	USD	3,426	$3,116,954
Series 2006-1, Class 1A, (1 mo. LIBOR US + 0.220%), 1.45%, 2/25/36 (a)		17,333	15,744,093
Series 2006-2, Class 2A3, (1 mo. LIBOR US + 0.190%), 1.42%, 3/25/46 (a)		18,369	9,126,556
Series 2006-4, Class 1A, (1 mo. LIBOR US + 0.150%), 1.38%, 5/25/36 (a)		37,857	23,323,423
Madison Park Funding X Ltd.:
Series 2012-10A, Class AR, (3 mo. LIBOR US + 1.450%), 2.76%, 1/20/29 (a)(b)		12,500	12,623,366
Series 2012-10A, Class DR, (3 mo. LIBOR US + 4.200%), 5.51%, 1/20/29 (a)(b)		2,370	2,409,559
Series 2012-10A, Class ER, (3 mo. LIBOR US + 7.620%), 8.93%, 1/20/29 (a)(b)(c)		1,000	1,028,300
Madison Park Funding XII Ltd., Series 2014-12A, Class AR, (3 mo. LIBOR US + 1.260%), 2.57%, 7/20/26 (a)(b)		750	753,761
Madison Park Funding XIII Ltd., Series 2014-13A, Class CR, (3 mo. LIBOR US + 2.150%), 3.46%, 1/19/25 (a)(b)		1,000	1,001,703
Madison Park Funding XIV Ltd., Series 2014-14A, Class A1R, (3 mo. LIBOR US + 1.120%), 2.43%, 7/20/26 (a)(b)		3,000	3,009,079
Madison Park Funding XIX Ltd., Series 2015-19A, Class D, (3 mo. LIBOR US + 6.450%), 7.76%, 1/22/28 (a)(b)		1,000	1,005,207
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (3 mo. LIBOR US + 2.200%), 3.52%, 1/27/26 (a)(b)		1,450	1,452,675
Madison Park Funding XVI Ltd., Series 2015-16A, Class D, (3 mo. LIBOR US + 5.500%), 6.81%, 4/20/26 (a)(b)		500	499,546
Mastr Asset Backed Securities Trust, Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.260%), 1.49%, 6/25/36 (a)(b)		3,831	3,108,902
Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A4, 1.46%, 12/15/22		4,500	4,461,016
Mercedes-Benz Master Owner Trust, Series 2016-BA, Class A, (1 mo. LIBOR US + 0.700%), 1.93%, 5/17/21 (a)(b)		4,213	4,247,499
Merrill Lynch Mortgage Investors Trust, Series 2006-HE1, Class M1, (1 mo. LIBOR US + 0.390%), 1.62%, 12/25/36 (a)		1,500	1,446,273
Mill Creek II CLO Ltd.:
Series 2016-1A, Class C, (3 mo. LIBOR US + 3.350%), 4.66%, 4/20/28 (a)(b)		1,000	1,007,622
Series 2016-1A, Class D, (3 mo. LIBOR US + 4.850%), 6.16%, 4/20/28 (a)(b)		1,000	1,012,827
Series 2016-1A, Class E, (3 mo. LIBOR US + 7.750%), 9.06%, 4/20/28 (a)(b)		1,000	1,003,436
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class AFPT, (1 mo. LIBOR US + 0.070%), 1.30%, 11/25/36 (a)		9,291	4,621,782
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.92%, 9/25/46 (e)		827	404,351
MP CLO VI Ltd.:
Series 2014-2A, Class AR, (3 mo. LIBOR US + 1.200%), 2.50%, 1/15/27 (a)(b)		6,000	6,003,155
Series 2014-2A, Class DR, (3 mo. LIBOR US + 3.500%), 4.80%, 1/15/27 (a)(b)		1,250	1,239,300
MP CLO VII Ltd., Series 2015-1A, Class A1, (3 mo. LIBOR US + 1.490%), 2.79%, 4/18/27 (a)(b)		2,400	2,399,609
MP CLO VIII Ltd., Series 2015-2A, Class A1, (3 mo. LIBOR US + 1.500%), 2.81%, 10/28/27 (a)(b)		12,500	12,500,549

Asset-Backed Securities		Par (000)	Value
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, (1 mo. LIBOR US + 1.200%), 2.43%, 12/15/28 (a)(b)	USD	1,817	$1,842,344
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class DR, (3 mo. LIBOR US + 3.650%), 4.96%, 1/28/30 (a)(b)		750	750,236
Neuberger Berman CLO XIX Ltd., Series 2015-19A, Class A1R, (3 mo. LIBOR US + 1.050%), 2.35%, 7/15/27 (a)(b)		12,500	12,507,103
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, (3 mo. LIBOR US + 3.650%), 4.96%, 4/22/29 (a)(b)		750	749,979
Neuberger Berman CLO XVIII Ltd.:
Series 2014-18A, Class BR, (3 mo. LIBOR US + 2.550%), 3.73%, 11/14/27 (a)(b)		1,500	1,508,626
Series 2014-18A, Class CR, (3 mo. LIBOR US + 4.250%), 5.43%, 11/14/27 (a)(b)		1,250	1,259,657
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class E, (3 mo. LIBOR US + 6.450%), 7.75%, 1/15/28 (a)(b)		1,750	1,752,309
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class E, (3 mo. LIBOR US + 7.000%), 8.31%, 4/20/27 (a)(b)		1,000	996,457
Neuberger Berman CLO XXII Ltd.:
Series 2016-22A, Class D, (3 mo. LIBOR US + 3.850%), 5.15%, 10/17/27 (a)(b)		3,000	2,996,947
Series 2016-22A, Class E, (3 mo. LIBOR US + 6.750%), 8.05%, 10/17/27 (a)(b)		2,000	2,010,623
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class E, (3 mo. LIBOR US + 6.580%), 7.88%, 10/17/27 (a)(b)		1,750	1,748,159
Nissan Auto Receivables Owner Trust:
Series 2016-C, Class A4, 1.38%, 1/17/23		6,648	6,574,213
Series 2017-A, Class A4, 2.11%, 5/15/23		5,125	5,158,027
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2, 1.54%, 6/15/21		2,930	2,916,494
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class AR, (3 mo. LIBOR US + 1.130%), 2.44%, 7/20/26 (a)(b)		8,000	8,024,440
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class C2, (3 mo. LIBOR US + 3.250%), 4.56%, 1/23/27 (a)(b)		1,850	1,858,754
Oaktree CLO Ltd., Series 2014-2A, Class A1AR, (3 mo. LIBOR US + 1.220%), 2.53%, 10/20/26 (a)(b)		1,000	1,001,586
Oaktree EIF II Ltd., Series 2015-B1A, Class B, (3 mo. LIBOR US + 2.300%), 3.48%, 2/15/26 (a)(b)		2,550	2,550,312
Oakwood Mortgage Investors, Inc.:
Series 1998-D, Class M1, 7.42%, 1/15/29 (b)		1,268	1,292,109
Series 1999-C, Class A2, 7.48%, 8/15/27		6,549	6,410,632
Series 2001-D, Class A3, 5.90%, 9/15/22 (d)		571	457,785
Series 2002-B, Class A4, 7.09%, 6/15/32 (d)		118	124,877
OCP CLO Ltd.:
Series 2012-2A, Class A1R, (3 mo. LIBOR US + 1.400%), 2.57%, 11/22/25 (a)(b)		4,500	4,537,314
Series 2012-2A, Class DR, (3 mo. LIBOR US + 4.470%), 5.64%, 11/22/25 (a)(b)		1,000	1,005,949

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	33

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2015-8A, Class A1, (3 mo. LIBOR US + 1.530%), 2.83%, 4/17/27 (a)(b)	USD	4,750	$4,752,553
Series 2015-8A, Class C, (3 mo. LIBOR US + 3.650%), 4.95%, 4/17/27 (a)(b)		1,000	996,111
Series 2016-12A, Class A1, (3 mo. LIBOR US + 1.570%), 2.87%, 10/18/28 (a)(b)		4,250	4,288,966
OCP Euro DAC, Series 2017-1X, Class E, 5.35%, 6/18/30		400	469,153
Octagon Investment Partners 26 Ltd.:
Series 2016-1A, Class C, (3 mo. LIBOR US + 3.350%), 4.65%, 4/15/27 (a)(b)		2,250	2,269,485
Series 2016-1A, Class D, (3 mo. LIBOR US + 4.950%), 6.25%, 4/15/27 (a)(b)		1,250	1,268,333
Series 2016-1A, Class E, (3 mo. LIBOR US + 7.850%), 9.15%, 4/15/27 (a)(b)		875	885,433
Octagon Investment Partners 27 Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.100%), 8.40%, 7/15/27 (a)(b)		1,250	1,259,479
Octagon Investment Partners Ltd., Series 2017-3A, Class C, 0.00%, 7/15/29 (b)(d)		1,000	1,000,000
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.000%), 2.31%, 10/25/25 (a)(b)		2,000	2,003,178
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, (3 mo. LIBOR US + 1.120%), 2.43%, 4/20/25 (a)(b)		1,392	1,393,301
OHA Loan Funding LLC, Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.150%), 2.46%, 10/20/26 (a)(b)		2,500	2,506,245
OHA Loan Funding Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.410%), 2.59%, 8/15/29 (a)(b)		1,000	1,000,404
OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.47%, 9/18/24 (b)		868	869,635
OZLM Funding V Ltd., Series 2013-5A, Class BR, (3 mo. LIBOR US + 2.350%), 3.65%, 1/17/26 (a)(b)		1,000	1,001,065
OZLM IX Ltd., Series 2014-9A, Class BR, (3 mo. LIBOR US + 2.350%), 3.66%, 1/20/27 (a)(b)		1,250	1,251,796
OZLM VII Ltd., Series 2014-7A, Class B1R, (3 mo. LIBOR US + 2.250%), 3.55%, 7/17/26 (a)(b)		1,250	1,251,927
OZLM XI Ltd.:
Series 2015-11A, Class A1A, (3 mo. LIBOR US + 1.550%), 2.72%, 1/30/27 (a)(b)		8,750	8,755,281
Series 2015-11A, Class B, (3 mo. LIBOR US + 3.000%), 4.17%, 1/30/27 (a)(b)		3,750	3,750,917
Series 2015-11A, Class C2, (3 mo. LIBOR US + 3.750%), 4.92%, 1/30/27 (a)(b)		1,100	1,100,348
OZLM XII Ltd.:
Series 2015-12A, Class A1, (3 mo. LIBOR US + 1.450%), 2.62%, 4/30/27 (a)(b)		2,750	2,769,572
Series 2015-12A, Class A2, (3 mo. LIBOR US + 2.000%), 3.17%, 4/30/27 (a)(b)		2,500	2,501,669
OZLM XIII Ltd.:
Series 2015-13A, Class B, (3 mo. LIBOR US + 2.700%), 3.87%, 7/30/27 (a)(b)		4,600	4,635,354
Series 2015-13A, Class C, (3 mo. LIBOR US + 4.500%), 5.67%, 7/30/27 (a)(b)		1,000	1,013,850
OZLM XIV Ltd., Series 2015-14A, Class C, (3 mo. LIBOR US + 4.350%), 5.65%, 1/15/29 (a)(b)		950	956,931
OZLME BV, Series 1X, Class E, (3 mo. EURIBOR + 6.450%), 6.45%, 1/18/30 (a)	EUR	238	285,246

Asset-Backed Securities		Par (000)	Value
Palmer Square CLO Ltd.:
Series 2014-1A, Class CR, (3 mo. LIBOR US + 4.000%), 5.30%, 1/17/27 (a)(b)	USD	500	$503,457
Series 2015-1A, Class BR, (3 mo. LIBOR US + 2.550%), 3.72%, 5/21/29 (a)(b)		1,750	1,762,540
PFS Financing Corp., Series 2016-BA, Class A, 1.87%, 10/15/21 (b)		830	826,773
Pinnacle Park CLO Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.650%), 3.95%, 4/15/26 (a)(b)		1,500	1,501,046
Progress Residential Trust:
Series 2015-SFR3, Class F, 6.64%, 11/12/32 (b)		1,625	1,707,663
Series 2016-SFR1, Class E, (1 mo. LIBOR US + 3.850%), 5.08%, 9/17/33 (a)(b)		4,640	4,825,949
Series 2016-SFR2, Class D, (1 mo. LIBOR US + 2.500%), 3.73%, 1/17/34 (a)(b)		17,135	17,528,103
Series 2016-SFR2, Class E, (1 mo. LIBOR US + 3.550%), 4.78%, 1/17/34 (a)(b)		15,575	16,150,647
Race Point IX CLO Ltd., Series 2015-9A, Class A1, (3 mo. LIBOR US + 1.510%), 2.81%, 4/15/27 (a)(b)		1,000	1,001,497
Race Point VII CLO Ltd., Series 2012-7A, Class CR, (3 mo. LIBOR US + 2.650%), 3.83%, 11/08/24 (a)(b)		5,500	5,499,971
Regatta V Funding Ltd., Series 2014-1A, Class A1AR, (3 mo. LIBOR US + 1.160%), 2.47%, 10/25/26 (a)(b)		2,500	2,500,620
Santander Drive Auto Receivables Trust:
Series 2014-4, Class D, 3.10%, 11/16/20		2,000	2,029,242
Series 2016-3, Class A3, 1.50%, 8/17/20		2,730	2,726,186
SLM Private Education Loan Trust:
Series 2011-B, Class A2, 3.74%, 2/15/29 (b)		892	908,237
Series 2012-C, Class A2, 3.31%, 10/15/46 (b)		1,503	1,512,866
Series 2012-E, Class A2A, 2.09%, 6/15/45 (b)		3,747	3,749,237
Series 2013-A, Class A2A, 1.77%, 5/17/27 (b)		495	494,910
Series 2013-B, Class A2A, 1.85%, 6/17/30 (b)		815	815,884
Series 2013-B, Class A2B, (1 mo. LIBOR US + 1.100%), 2.33%, 6/17/30 (a)(b)		1,455	1,467,024
SMB Private Education Loan Trust:
Series 2014-A, Class A2A, 3.05%, 5/15/26 (b)		4,217	4,307,858
Series 2015-C, Class A2B, (1 mo. LIBOR US + 1.400%), 2.63%, 7/15/27 (a)(b)		2,375	2,425,868
Series 2016-A, Class A2A, 2.70%, 5/15/31 (b)		960	966,106
Series 2016-B, Class A2A, 2.43%, 2/17/32 (b)		1,085	1,081,076
Series 2016-C, Class A2A, 2.34%, 9/15/34 (b)		4,030	3,992,538
SoFi Professional Loan Program LLC:
Series 2015-D, Class A2, 2.72%, 10/27/36 (b)		1,512	1,528,860
Series 2016-A, Class A1, (1 mo. LIBOR US + 1.750%), 2.98%, 8/25/36 (a)(b)		2,643	2,729,756
Series 2016-C, Class A2B, 2.36%, 12/27/32 (b)		430	429,876
Series 2016-D, Class A2A, 1.53%, 4/25/33 (b)		1,054	1,052,483
Series 2016-D, Class A2B, 2.34%, 4/25/33 (b)		570	567,041

See Notes to Financial Statements.

34	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Sound Point CLO II Ltd., Series 2013-1A, Class A1L, (3 mo. LIBOR US + 1.200%), 2.51%, 4/26/25 (a)(b)	USD	2,879	$2,880,719
Sound Point CLO IV Ltd.:
Series 2013-3A, Class CR, (3 mo. LIBOR US + 2.250%), 3.56%, 3/21/29 (a)(b)		1,000	1,001,317
Series 2013-3A, Class DR, (3 mo. LIBOR US + 3.400%), 4.71%, 1/21/26 (a)(b)		1,000	1,000,684
Sound Point CLO IX Ltd., Series 2015-2A, Class D, (3 mo. LIBOR US + 3.550%), 4.86%, 7/20/27 (a)(b)		1,000	1,001,576
Sound Point CLO VII Ltd., Series 2014-3A, Class AR, (3 mo. LIBOR US + 1.300%), 2.61%, 1/23/27 (a)(b)		4,250	4,261,200
Sound Point CLO XII Ltd., Series 2016-2A, Class D, (3 mo. LIBOR US + 4.250%), 5.56%, 10/20/28 (a)(b)		1,000	1,012,923
Sound Point CLO XV Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 5.960%), 7.27%, 1/23/29 (a)(b)		1,000	983,327
Stanwich Mortgage Loan Co., Series 2016-NPA1, Class NOTE, 3.84%, 10/16/46 (b)(d)		21,906	21,922,415
Symphony CLO XII Ltd.:
Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.030%), 2.33%, 10/15/25 (a)(b)		1,000	999,496
Series 2013-12A, Class CR, (3 mo. LIBOR US + 2.100%), 3.40%, 10/15/25 (a)(b)		3,250	3,251,073
Series 2013-12A, Class DR, (3 mo. LIBOR US + 3.250%), 4.55%, 10/15/25 (a)(b)		1,500	1,500,623
Symphony CLO XV Ltd., Series 2014-15A, Class CR, (3 mo. LIBOR US + 2.200%), 3.50%, 10/17/26 (a)(b)		2,750	2,756,745
Symphony CLO XVI Ltd., Series 2015-16A, Class E, (3 mo. LIBOR US + 5.450%), 6.75%, 7/15/28 (a)(b)		1,000	987,581
Symphony CLO XVII Ltd., Series 2016-17A, Class D, (3 mo. LIBOR US + 4.800%), 6.10%, 4/15/28 (a)(b)		750	761,710
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, (3 mo. LIBOR US + 4.000%), 5.13%, 1/23/28 (a)(b)		1,000	1,011,524
Synchrony Credit Card Master Note Trust:
Series 2016-1, Class A, 2.04%, 3/15/22		5,000	5,022,961
Series 2016-3, Class A, 1.58%, 9/15/22		3,410	3,394,413
TCI-Cent CLO Ltd., Series 2016-1A, Class A2, (3 mo. LIBOR US + 2.200%), 3.52%, 12/21/29 (a)(b)		4,000	4,038,290
THL Credit Wind River CLO Ltd.:
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.340%), 2.64%, 4/18/29 (a)(b)		1,500	1,506,991
Series 2017-2A, Class A, (3 mo. LIBOR US + 1.230%), 2.54%, 7/20/30 (a)(b)		10,000	9,989,111
TICP CLO I Ltd., Series 2015-1A, Class A, (3 mo. LIBOR US + 1.500%), 2.81%, 7/20/27 (a)(b)		2,750	2,749,833
TICP CLO III Ltd., Series 2014-3A, Class AR, (3 mo. LIBOR US + 1.180%), 2.49%, 1/20/27 (a)(b)		2,750	2,751,460
Towd Point Mortgage Trust:
Series 2016-3, Class A1, 2.25%, 4/25/56 (b)(d)		1,745	1,741,140
Series 2016-4, Class A1, 2.25%, 7/25/56 (b)(d)		3,165	3,155,491
Toyota Auto Receivables Owner Trust, Series 2017-C, Class A4, 1.98%, 4/15/21		8,585	8,583,624

Asset-Backed Securities		Par (000)	Value
Treman Park CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 3.860%), 5.17%, 4/20/27 (a)(b)	USD	1,000	$1,002,009
U.S. Residential Opportunity Fund II Trust:
Series 2016-1II, Class A, 3.47%, 7/27/36 (b)(e)		976	971,473
Series 2016-2II, Class A, 3.47%, 8/27/36 (b)(e)		3,168	3,153,818
Series 2016-3II, Class A, 3.60%, 10/27/36 (b)(e)		754	756,660
U.S. Residential Opportunity Fund III Trust:
Series 2016-1III, Class A, 3.47%, 7/27/36 (b)(e)		4,783	4,787,966
Series 2016-2III, Class A, 3.47%, 8/27/36 (b)(e)		9,976	9,932,013
Series 2016-3III, Class A, 3.60%, 10/27/36 (b)(e)		2,360	2,349,874
U.S. Residential Opportunity Fund IV Trust:
Series 2016-1IV, Class A, 3.47%, 7/27/36 (b)(e)		9,442	9,465,994
Series 2016-2IV, Class NOTE, 3.47%, 8/27/36 (b)(e)		2,949	2,935,777
Series 2016-3IV, Class A, 3.60%, 10/27/36 (b)(e)		1,800	1,807,280
USAA Auto Owner Trust, Series 2016-1, Class A4, 1.39%, 11/15/21		2,616	2,600,137
Venture XX CLO Ltd.:
Series 2015-20A, Class A, (3 mo. LIBOR US + 1.490%), 2.79%, 4/15/27 (a)(b)		7,775	7,786,398
Series 2015-20A, Class B1, (3 mo. LIBOR US + 2.100%), 3.40%, 4/15/27 (a)(b)		1,000	1,002,014
Series 2015-20A, Class C, (3 mo. LIBOR US + 3.150%), 4.45%, 4/15/27 (a)(b)		600	600,633
Venture XXIV CLO Ltd., Series 2016-24A, Class A1P, (3 mo. LIBOR US + 1.560%), 2.87%, 10/20/28 (a)(b)		3,750	3,765,047
Venture XXVI CLO Ltd., Series 2017-26A, Class D, (3 mo. LIBOR US + 4.250%), 5.56%, 1/20/29 (a)(b)		1,000	1,001,725
Vibrant CLO III Ltd.:
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.480%), 2.79%, 4/20/26 (a)(b)		4,380	4,394,611
Series 2015-3A, Class A2R, (3 mo. LIBOR US + 2.050%), 3.36%, 4/20/26 (a)(b)		1,000	1,001,489
Series 2015-3A, Class BR, (3 mo. LIBOR US + 2.950%), 4.26%, 4/20/26 (a)(b)		1,500	1,501,855
Vibrant CLO IV Ltd., Series 2016-4A, Class C, (3 mo. LIBOR US + 3.300%), 4.61%, 7/20/28 (a)(b)		4,100	4,156,851
Vibrant CLO V Ltd., Series 2016-5A, Class C, (3 mo. LIBOR US + 2.800%), 4.11%, 1/20/29 (a)(b)		1,000	1,003,235
Voya CLO Ltd.:
Series 2013-2A, Class A1, (3 mo. LIBOR US + 1.150%), 2.46%, 4/25/25 (a)(b)		3,206	3,208,074
Series 2013-2A, Class C, (3 mo. LIBOR US + 3.500%), 4.81%, 4/25/25 (a)(b)		1,000	1,004,337
Series 2013-3A, Class A2R, (3 mo. LIBOR US + 1.500%), 2.80%, 1/18/26 (a)(b)		750	750,167
Series 2014-1AR, Class BR, (3 mo. LIBOR US + 2.600%), 3.90%, 4/18/26 (a)(b)		2,000	2,001,507
Series 2014-3A, Class A1, (3 mo. LIBOR US + 1.420%), 2.73%, 7/25/26 (a)(b)		4,000	4,006,320
Series 2015-1A, Class A2, (3 mo. LIBOR US + 2.100%), 3.40%, 4/18/27 (a)(b)		5,750	5,758,001
Series 2015-2A, Class D, (3 mo. LIBOR US + 3.400%), 4.71%, 7/23/27 (a)(b)		1,750	1,748,346

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	35

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2016-2A, Class D, (3 mo. LIBOR US + 6.950%), 8.26%, 7/19/28 (a)(b)	USD	1,500	$1,515,345
Series 2016-3A, Class C, (3 mo. LIBOR US + 3.850%), 5.15%, 10/18/27 (a)(b)		1,500	1,516,450
Series 2016-3A, Class D, (3 mo. LIBOR US + 6.850%), 8.15%, 10/18/27 (a)(b)		1,000	1,006,041
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE1, Class A, (1 mo. LIBOR US + 0.140%), 1.37%, 7/25/37 (a)(b)		4,898	4,510,647
Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE5, Class 1-A, (1 mo. LIBOR US + 0.155%), 1.39%, 10/25/36 (a)		23,122	18,972,264
Webster Park CLO Ltd.:
Series 2015-1A, Class B1, (3 mo. LIBOR US + 3.100%), 4.41%, 1/20/27 (a)(b)		4,300	4,305,513
Series 2015-1A, Class C, (3 mo. LIBOR US + 4.050%), 5.36%, 1/20/27 (a)(b)		4,600	4,646,258
Series 2015-1A, Class D, (3 mo. LIBOR US + 6.100%), 7.41%, 1/20/27 (a)(b)(c)		2,250	2,251,125
Wellfleet CLO Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.320%), 2.43%, 4/20/29 (a)(b)		2,000	2,000,249
Westcott Park CLO Ltd.:
Series 2016-1A, Class D, (3 mo. LIBOR US + 4.350%), 5.66%, 7/20/28 (a)(b)		500	506,887
Series 2016-1A, Class E, (3 mo. LIBOR US + 7.200%), 8.51%, 7/20/28 (a)(b)		1,000	1,005,799
WestVue Mortgage Loan Trust, Series 2015-1A, Class A, 4.50%, 9/25/20 (b)(c)(e)		4,782	4,906,878
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59%, 5/20/25 (b)		406	405,608
Woodmont Trust, Series 2017-2A, Class C, (3 mo. LIBOR US + 3.050%), 4.28%, 7/18/28 (a)(b)		2,000	2,001,305
York CLO-1 Ltd.:
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.350%), 3.66%, 1/22/27 (a)(b)		1,300	1,294,759
Series 2014-1A, Class DR, (3 mo. LIBOR US + 3.400%), 4.71%, 1/22/27 (a)(b)		2,800	2,775,854
York CLO-2 Ltd., Series 2015-1A, Class E, (3 mo. LIBOR US + 6.250%), 7.56%, 10/22/27 (a)(b)		1,000	997,475
York CLO-3 Ltd.:
Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.600%), 0.00%, 10/20/29 (a)(b)		2,000	2,000,000
Series 2016-1A, Class ER, (3 mo. LIBOR US + 6.400%), 0.00%, 10/20/29 (a)(b)		2,750	2,688,125
York CLO-4 Ltd., Series 2016-2A, Class D, (3 mo. LIBOR US + 4.100%), 5.41%, 1/20/30 (a)(b)		1,750	1,766,290
Total Asset-Backed Securities — 10.7%			1,665,391,459

Common Stocks		Shares
Aerospace & Defense — 0.1%
Boeing Co.		39,390	9,550,499
Raytheon Co.		2,081	357,453
United Technologies Corp.		88,558	10,500,322

			20,408,274
Air Freight & Logistics — 0.3%
bpost SA		112,563	3,081,537
Cia de Distribucion Integral Logista Holdings SA		138,802	3,590,245
Deutsche Post AG, Registered Shares		715,700	27,763,744

Common Stocks	Shares	Value
Air Freight & Logistics (continued)
Royal Mail PLC	213,614	$1,135,866
United Parcel Service, Inc., Class B	46,927	5,175,579

		40,746,971
Airlines — 0.0%
InterGlobe Aviation Ltd. (b)	268,789	5,402,986
Qantas Airways Ltd.	232,788	989,366
Singapore Airlines Ltd.	76,000	582,434

		6,974,786
Auto Components — 0.0%
Delphi Automotive PLC	1,842	166,554
Nokian Renkaat Oyj	104,933	4,278,554

		4,445,108
Automobiles — 0.2%
Bayerische Motoren Werke AG	137,795	12,660,491
Bayerische Motoren Werke AG, Preference Shares	24,664	1,965,384
Daimler AG, Registered Shares	200,294	14,033,508
Ford Otomotiv Sanayi A/S	5,999	76,754
Nissan Motor Co. Ltd.	75,800	752,638

		29,488,775
Banks — 0.9%
Bank Negara Indonesia Persero Tbk PT	10,976,800	6,132,900
Bank of Nova Scotia	34,262	2,134,453
Canadian Imperial Bank of Commerce	90,619	7,865,882
China Construction Bank Corp., H Shares	5,206,000	4,322,618
Citizens Financial Group, Inc.	127,802	4,483,294
Danske Bank A/S	236,489	9,577,257
DBS Group Holdings Ltd.	380,400	6,068,760
Erste Group Bank AG (f)	202,756	8,399,116
FinecoBank Banca Fineco SpA	881,050	7,721,793
Grupo Financiero Banorte SAB de CV, O Shares	1,307,679	8,666,931
Indusind Bank Ltd.	317,704	8,150,206
Industrial & Commercial Bank of China Ltd., H Shares	7,749,000	5,414,669
Itau UniBanco Holding SA — ADR, Preference Shares	625,436	7,448,943
Lloyds Banking Group PLC	5,474,810	4,733,182
M&T Bank Corp.	47,265	7,711,285
Mega Financial Holding Co. Ltd.	4,748,000	4,018,473
Royal Bank of Canada	626	46,701
Shinhan Financial Group Co. Ltd.	113,023	5,371,645
Siam Commercial Bank Pcl — NVDR	1,249,300	5,519,177
Skandinaviska Enskilda Banken AB, Class A	118,326	1,498,518
Svenska Handelsbanken AB, A Shares	447,082	6,654,415
Swedbank AB, A Shares	293,910	7,664,403
U.S. Bancorp	150,900	7,964,502
Wells Fargo & Co.	148,654	8,018,397

		145,587,520
Beverages — 0.4%
Anheuser-Busch InBev SA	47,833	5,770,198
Coca-Cola Co.	270,577	12,403,250
Coca-Cola Femsa SAB de CV, Series L	53,200	452,764
Diageo PLC	458,316	14,802,213
Dr. Pepper Snapple Group, Inc.	47,476	4,327,912
Heineken NV	67,940	7,089,460
PepsiCo, Inc.	92,456	10,781,294

		55,627,091
Biotechnology — 0.1%
AbbVie, Inc.	147,761	10,329,972

See Notes to Financial Statements.

36	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Biotechnology (continued)
Actelion Ltd., Registered Shares (f)	880	$245,259
Amgen, Inc.	23,879	4,167,124
Gilead Sciences, Inc.	8,329	633,754

		15,376,109
Capital Markets — 0.2%
CI Financial Corp.	7,387	160,923
CME Group, Inc.	62,268	7,635,302
Deutsche Boerse AG	92,234	9,630,789
IG Group Holdings PLC	649,543	5,455,911
IGM Financial, Inc.	4,941	166,292
London Stock Exchange Group PLC	94,209	4,663,993

		27,713,210
Chemicals — 0.1%
Air Products & Chemicals, Inc.	24,131	3,430,222
BASF SE	9,988	950,854
Givaudan SA, Registered Shares	4,027	8,012,150
Green Seal Holding Ltd.	483,300	1,415,748
Koninklijke DSM NV	48,407	3,570,891
Praxair, Inc.	411	53,496
Sika AG	45	310,107

		17,743,468
Commercial Services & Supplies — 0.2%
Edenred	180,998	4,758,029
Loomis AB, Class B	200,486	7,449,503
SPIE SA	261,785	7,358,077
Waste Management, Inc.	84,154	6,324,173

		25,889,782
Communications Equipment — 0.1%
Cisco Systems, Inc.	511,954	16,100,953
Juniper Networks, Inc.	33,344	931,965
Motorola Solutions, Inc.	11,658	1,057,147

		18,090,065
Construction & Engineering — 0.3%
Bouygues SA	546,034	23,410,653
China Machinery Engineering Corp., H Shares	5,901,000	3,987,323
HOCHTIEF AG	35,543	6,344,180
Skanska AB, B Shares	345,577	7,852,693
Vinci SA	104,509	9,358,368

		50,953,217
Consumer Products — 0.0%
Compass Group PLC	18,964	404,638
Containers & Packaging — 0.1%
DS Smith PLC	1,152,188	7,339,596
International Paper Co.	217,103	11,936,323

		19,275,919
Distributors — 0.1%
Genuine Parts Co.	150,433	12,776,275
Jardine Cycle & Carriage Ltd.	204,000	6,074,499

		18,850,774
Diversified Consumer Services — 0.1%
H&R Block, Inc.	364,257	11,109,839
Kroton Educacional SA	1,161,726	5,632,882

		16,742,721
Diversified Telecommunication Services — 0.6%
BCE, Inc.	128,551	6,033,932
Deutsche Telekom AG, Registered Shares	289,331	5,285,696
Elisa Oyj	113,582	4,675,800

Common Stocks	Shares	Value
Diversified Telecommunication Services (continued)
HKT Trust & HKT Ltd.	1,845,000	$2,418,805
Koninklijke KPN NV	3,329,891	12,075,303
Nippon Telegraph & Telephone Corp.	92,200	4,512,103
PCCW Ltd.	1,941,000	1,091,576
Proximus SADP	120,221	4,227,531
Swisscom AG, Registered Shares	28,391	13,876,444
Telefonica SA	1,376,781	15,589,194
Telekomunikasi Indonesia Persero Tbk PT	1,082,800	380,571
Telia Co. AB	100,531	472,582
TELUS Corp.	624,020	22,538,296
Verizon Communications, Inc.	5,474	264,942

		93,442,775
Electric Utilities — 0.4%
CLP Holdings Ltd.	255,500	2,722,390
EDP — Energias de Portugal SA	1,926,620	6,840,338
Endesa SA	490,769	11,618,101
Enel SpA	1,976,129	11,272,397
Fortum Oyj	391,797	6,406,693
Inter RAO UES PJSC	63,978,443	4,043,011
OGE Energy Corp.	45,692	1,638,515
Pinnacle West Capital Corp.	6,614	573,632
Red Electrica Corp. SA	176,728	3,786,102
Terna Rete Elettrica Nazionale SpA	1,281,138	7,318,807
Westar Energy, Inc.	72,351	3,671,813

		59,891,799
Electronic Equipment, Instruments & Components — 0.2%
AAC Technologies Holdings, Inc.	64,000	859,755
Delta Electronics Thailand Pcl — NVDR	56,800	151,702
Delta Electronics, Inc.	1,771,000	9,410,392
Elite Material Co. Ltd.	210,000	1,038,626
FLIR Systems, Inc.	9,016	336,477
Hexagon AB, B Shares	140,323	6,933,538
Hon Hai Precision Industry Co. Ltd.	1,332,655	5,182,795
TE Connectivity Ltd.	31,378	2,522,477

		26,435,762
Energy Equipment & Services — 0.0%
John Wood Group PLC	802,168	6,473,942
Equity Real Estate Investment Trusts (REITs) — 1.7%
Assura PLC	13,204,382	11,167,413
Boston Properties, Inc.	74,210	8,972,731
British Land Co. PLC	1,204,302	9,704,160
Brixmor Property Group, Inc.	62,518	1,224,728
Camden Property Trust	4,425	396,923
Charter Hall Retail REIT	1,383,374	4,539,102
EPR Properties	218,620	15,823,716
Eurocommercial Properties NV CVA	217,025	8,782,584
First Industrial Realty Trust, Inc.	313,974	9,582,486
GPT Group	19,389	74,339
Ichigo Hotel REIT Investment Corp.	3,359	3,401,231
Ichigo Office REIT Investment	11,719	8,015,146
Ingenia Communities Group	3,376,695	6,944,457
Japan Rental Housing Investments, Inc.	10,381	7,730,782
Japan Senior Living Investment Corp. (g)	1,980	2,614,976
Kenedix Retail REIT Corp.	4,395	9,643,305
Liberty Property Trust	218,939	9,199,817
Macerich Co.	2,344	134,522
National Storage REIT	7,964,204	9,525,589
PLA Administradora Industrial S de RL de CV	2,379,512	4,147,522
PRS REIT PLC (f)	1,326,459	1,828,886
Ramco-Gershenson Properties Trust	859,599	12,111,750
Retail Properties of America, Inc., Class A	877,681	11,611,720

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	37

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Scentre Group	1,445,408	$4,779,572
Simon Property Group, Inc.	73,281	11,615,039
Spirit Realty Capital, Inc.	671,034	5,321,300
STAG Industrial, Inc.	111,710	3,048,566
Target Healthcare REIT Ltd.	3,685,817	5,847,838
Tritax Big Box REIT PLC	4,652,358	9,195,205
UDR, Inc.	365,884	14,302,406
Unibail-Rodamco SE	21,973	5,495,526
Vastned Retail NV	213,132	9,738,967
VEREIT, Inc.	961,585	7,990,771
Weingarten Realty Investors	431,742	14,014,345
Westfield Corp.	2,493,610	15,331,534

		263,858,954
Food & Staples Retailing — 0.1%
Distribuidora Internacional de Alimentacion SA	507,049	3,415,225
Jeronimo Martins SGPS SA	78,139	1,536,858
Koninklijke Ahold Delhaize NV	343,829	7,032,671
SPAR Group Ltd.	217,626	2,727,742
Wal-Mart de Mexico SAB de CV	418,000	967,370
Wesfarmers Ltd.	3,191	103,981
Whole Foods Market, Inc.	2,845	118,807
Wm Morrison Supermarkets PLC	143,984	456,660

		16,359,314
Food Products — 0.3%
Campbell Soup Co.	22,033	1,164,003
Conagra Brands, Inc.	9,385	321,342
General Mills, Inc.	141,104	7,853,849
Hershey Co.	16,995	1,789,743
JM Smucker Co.	3,118	380,084
Marine Harvest ASA	254,940	4,752,973
McCormick & Co., Inc., Non-Voting Shares	1,907	181,737
Nestlé SA, Registered Shares	293,602	24,782,812
Uni-President Enterprises Corp.	31,000	59,329
WH Group Ltd. (b)	282,500	264,884

		41,550,756
Gas Utilities — 0.0%
Gas Natural SDG SA	287,030	6,717,639
Health Care Equipment & Supplies — 0.1%
Ansell Ltd.	423,570	7,442,203
Baxter International, Inc.	3,181	192,387
C.R. Bard, Inc.	658	210,955
Danaher Corp.	14,577	1,187,880

		9,033,425
Health Care Providers & Services — 0.2%
AmerisourceBergen Corp.	29,387	2,757,088
Cardinal Health, Inc.	5,061	391,013
Fresenius Medical Care AG & Co. KGaA	57,921	5,461,960
Qualicorp SA	560,022	5,885,138
Quest Diagnostics, Inc.	19,256	2,085,617
Sonic Healthcare Ltd.	375,145	6,695,188

		23,276,004
Hotels, Restaurants & Leisure — 0.2%
Carnival Corp.	69,606	4,648,289
Darden Restaurants, Inc.	46,430	3,894,548
InterContinental Hotels Group PLC	12,521	708,521
Las Vegas Sands Corp.	15,167	934,439
McDonald’s Corp.	56,390	8,748,345
Sands China Ltd.	1,007,200	4,664,850
Tabcorp Holdings Ltd.	7,465	24,944
Tatts Group Ltd.	13,303	42,572

		23,666,508

Common Stocks	Shares	Value
Household Durables — 0.0%
Arcelik A/S	173,754	$1,284,418
Barratt Developments PLC	90,117	731,904
Electrolux AB, Series B	59,338	2,029,091
Sekisui House Ltd.	2,700	46,738

		4,092,151
Household Products — 0.1%
Kimberly-Clark Corp.	12,891	1,587,656
Procter & Gamble Co.	120,101	10,907,573

		12,495,229
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	73,015	816,308
AES Tiete Energia SA	505,367	1,073,037
AES Tiete Energia SA, Preference Shares	1,338,432	1,201,792
Glow Energy Pcl — NVDR	30,700	74,717
NTPC Ltd.	4,008,466	10,261,499

		13,427,353
Industrial Conglomerates — 0.1%
3M Co.	49,633	9,984,671
Honeywell International, Inc.	6,983	950,526
NWS Holdings Ltd.	60,000	114,784

		11,049,981
Insurance — 1.5%
Aflac, Inc.	6,602	526,510
AIA Group Ltd.	1,206,400	9,488,949
Allianz SE, Registered Shares	127,368	27,149,419
ASR Nederland NV (f)	139,844	5,289,220
AXA SA	572,092	16,895,815
BB Seguridade Participacoes SA	565,348	4,969,355
CNP Assurances	163,078	3,936,963
Direct Line Insurance Group PLC	1,046,791	5,173,349
Gjensidige Forsikring ASA	173,431	3,001,621
Hannover Rueck SE	25,728	3,247,344
Hyundai Marine & Fire Insurance Co. Ltd.	202,411	8,212,041
IRB Brasil Resseguros SA (f)	551,974	5,223,516
Marsh & McLennan Cos., Inc.	36,802	2,869,452
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	133,556	28,687,652
Power Financial Corp.	11,965	324,185
Powszechny Zaklad Ubezpieczen SA	774,785	9,543,993
Progressive Corp.	4,768	224,716
Prudential Financial, Inc.	38,719	4,384,152
RSA Insurance Group PLC	773,559	6,660,183
Sampo Oyj, A Shares	394,991	21,602,618
Sanlam Ltd.	930,888	4,688,456
SCOR SE	187,270	7,898,245
Swiss Re AG	172,636	16,644,228
Tryg A/S	122,410	2,758,180
UnipolSai Assicurazioni SpA	1,027,743	2,375,908
Zurich Insurance Group AG	99,796	30,415,791

		232,191,861
Internet Software & Services — 0.1%
Alphabet, Inc., Class A (f)	2,869	2,712,640
Auto Trader Group PLC (b)	111,982	565,561
Facebook, Inc., Class A (f)	8,994	1,522,235
Kakaku.com, Inc., Registered Shares	24,200	341,917
NetEase, Inc. — ADR	19,873	6,186,067
Rightmove PLC	65,483	3,632,578
Tencent Holdings Ltd.	71,600	2,857,841

		17,818,839
IT Services — 0.1%
Amadeus IT Group SA	45,866	2,823,222

See Notes to Financial Statements.

38	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
IT Services (continued)
Automatic Data Processing, Inc.	10,766	$1,280,185
International Business Machines Corp.	13,699	1,981,834
Otsuka Corp.	8,900	583,013
Paychex, Inc.	126,292	7,305,992
Western Union Co.	83,116	1,641,541

		15,615,787
Leisure Products — 0.0%
Hasbro, Inc.	11,062	1,171,245
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.	2,344	140,148
Machinery — 0.3%
Atlas Copco AB, A Shares	199,500	7,215,464
Illinois Tool Works, Inc.	23,422	3,295,710
Kone Oyj, Class B	458,933	23,904,518
Metso Oyj	105,789	3,365,535
PACCAR, Inc.	5,740	392,903
Sandvik AB	141,494	2,229,748
Snap-on, Inc.	1,457	224,669
Spirax-Sarco Engineering PLC	61,421	4,507,902
Wartsila Oyj ABP	107,800	7,164,167

		52,300,616
Marine — 0.0%
Kuehne + Nagel International AG, Registered Shares	3,408	593,482
Media — 0.2%
Axel Springer SE	48,824	3,100,260
CBS Corp., Class B, Non-Voting Shares	11,029	726,039
Eutelsat Communications SA	152,040	4,114,830
Interpublic Group of Cos., Inc.	9,799	211,756
Media Nusantara Citra Tbk PT	19,243,151	2,598,041
ProSiebenSat.1 Media SE	185,523	7,412,367
SES SA	295,148	6,943,091
Sun TV Network Ltd.	571,082	6,941,881
WPP PLC	66,232	1,350,721

		33,398,986
Metals & Mining — 0.1%
Centamin PLC	3,691,676	8,097,218
Ferrexpo PLC (f)	1,749,962	5,496,955

		13,594,173
Multiline Retail — 0.1%
Harvey Norman Holdings Ltd.	131,922	461,271
Kohl’s Corp.	43,754	1,809,228
Next PLC	111,640	5,819,286
Target Corp.	121,238	6,870,557

		14,960,342
Multi-Utilities — 0.1%
Ameren Corp.	30,629	1,718,287
CenterPoint Energy, Inc.	85,470	2,409,399
Centrica PLC	414,696	1,086,367
CMS Energy Corp.	40,447	1,870,269
Innogy SE (b)(f)	105,429	4,427,992
PG&E Corp.	26,374	1,785,256
Public Service Enterprise Group, Inc.	78,014	3,508,290
Suez	297,980	5,387,827

		22,193,687
Oil, Gas & Consumable Fuels — 4.4%
Antero Midstream Partners LP — MLP (f)	469,480	16,286,261
Bharat Petroleum Corp. Ltd.	860,319	6,317,673
Boardwalk Pipeline Partners LP — MLP (f)	624,190	10,448,941

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Delek Logistics Partners LP — MLP (f)	178,395	$6,234,905
Dominion Energy Midstream Partners LP — MLP (f)	406,243	11,374,804
Enagas SA	46,588	1,316,712
Energy Transfer Partners LP — MLP (f)	4,011,266	82,993,094
EnLink Midstream Partners LP — MLP (f)	503,450	8,322,029
Enterprise Products Partners LP — MLP (f)	2,822,118	76,761,610
EQT Midstream Partners LP — MLP (f)	345,096	26,824,312
Formosa Petrochemical Corp.	54,000	189,568
Genesis Energy LP — MLP (f)	672,319	20,304,034
Inter Pipeline Ltd.	26,235	518,072
LUKOIL PJSC — ADR	112,172	5,287,788
Magellan Midstream Partners LP — MLP (f)	942,860	65,773,914
MPLX LP — MLP (f)	1,734,244	63,039,769
Novatek PJSC — GDR, Registred Shares	87,171	9,133,036
OMV AG	26,652	1,509,755
ONEOK, Inc.	894,992	50,629,697
Phillips 66 Partners LP — MLP (f)	198,940	9,998,724
Plains All American Pipeline LP — MLP (f)	1,989,873	52,472,951
PTT Pcl — NVDR	545,600	6,363,301
Repsol SA	11,014	184,461
Santos Ltd. (f)	16,438	44,667
Shell Midstream Partners LP — MLP (f)	676,851	19,344,402
Snam SpA	1,938,095	9,169,621
Targa Resources Corp.	220,277	10,223,056
Tesoro Logistics LP — MLP (f)	383,504	19,992,064
Thai Oil Pcl — NVDR	410,900	1,059,207
TOTAL SA	283,121	14,397,704
Valero Energy Partners LP — MLP (f)	211,910	9,457,543
Western Gas Partners LP — MLP (f)	408,090	21,192,114
Williams Cos., Inc.	79,260	2,518,883
Williams Partners LP — MLP (f)	1,175,249	48,690,566

		688,375,238
Paper & Forest Products — 0.1%
Stora Enso Oyj, R Shares	436,792	5,839,815
UPM-Kymmene Oyj	503,508	13,707,010

		19,546,825
Personal Products — 0.2%
Hengan International Group Co. Ltd.	4,500	34,313
Unilever PLC	465,147	26,528,611

		26,562,924
Pharmaceuticals — 1.0%
Astellas Pharma, Inc.	21,800	277,635
AstraZeneca PLC	382,858	22,819,517
Bayer AG, Registered Shares	4,135	523,742
Bristol-Myers Squibb Co.	5,341	303,903
CSPC Pharmaceutical Group Ltd.	3,410,000	5,313,891
Daiichi Sankyo Co. Ltd.	25,400	553,950
Eli Lilly & Co.	12,196	1,008,121
Galenica AG (b)(f)	84,731	3,939,102
GlaxoSmithKline PLC	799,188	15,909,415
Hypermarcas SA	853,865	7,639,564
Johnson & Johnson	185,346	24,599,121
Merck & Co., Inc.	139,726	8,925,697
Novartis AG, Registered Shares	203,186	17,306,933
Novo Nordisk A/S, Class B	169,884	7,225,074
Pfizer, Inc.	557,039	18,471,413
Recordati SpA	2,543	108,675
Richter Gedeon Nyrt	182,231	4,662,256
Roche Holding AG	26,987	6,832,279
Sanofi	153,762	14,651,783

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	39

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Sino Biopharmaceutical Ltd.	2,969,000	$2,621,127

		163,693,198
Professional Services — 0.1%
RELX NV	266,256	5,592,534
SGS SA, Registered Shares	2,612	5,773,004

		11,365,538
Real Estate Management & Development — 0.4%
Aroundtown Property Holdings PLC	2,125,777	12,582,434
Atrium European Real Estate Ltd.	754,216	3,526,710
Croesus Retail Trust	7,747,415	6,803,250
Entra ASA (b)	382,462	5,083,052
First Capital Realty, Inc.	946,692	15,490,288
Land & Houses Pcl — NVDR	14,885,300	4,472,639
LEG Immobilien AG	58,273	5,603,244
Swiss Prime Site AG, Registered Shares	57,976	5,231,300

		58,792,917
Road & Rail — 0.0%
Union Pacific Corp.	41,345	4,256,881
Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc.	46,742	3,693,085
ASM Pacific Technology Ltd.	3,900	50,403
ASML Holding NV	34,391	5,186,184
Intel Corp.	38,635	1,370,383
Maxim Integrated Products, Inc.	33,777	1,534,827
Phison Electronics Corp.	11,000	152,812
Powertech Technology, Inc.	182,000	589,750
Silergy Corp.	278,000	5,435,627
Taiwan Semiconductor Manufacturing Co. Ltd.	2,705,000	19,121,388
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	339,246	12,199,286
Texas Instruments, Inc.	46,259	3,764,557
Tokyo Electron Ltd.	12,500	1,757,972
Xilinx, Inc.	20,189	1,277,156

		56,133,430
Software — 0.2%
CDK Global, Inc.	29,272	1,925,512
Check Point Software Technologies Ltd. (f)(h)	27,724	2,932,645
Microsoft Corp.	138,945	10,101,302
Oracle Corp.	111,576	5,570,990
Sage Group PLC	24,857	221,053
Synopsys, Inc. (f)	71,822	5,499,411

		26,250,913
Specialty Retail — 0.2%
Dick’s Sporting Goods, Inc.	55,470	2,071,250
Home Depot, Inc.	26,612	3,981,155
Lowe’s Cos., Inc.	91,157	7,055,552
Mr. Price Group Ltd.	372,784	4,898,990
Nitori Holdings Co. Ltd.	30,100	4,247,785
TJX Cos., Inc.	35,409	2,489,607

		24,744,339
Technology Hardware, Storage & Peripherals — 0.2%
Chicony Electronics Co. Ltd.	347,589	894,351
Lite-On Technology Corp.	4,240,398	6,862,733
Pegatron Corp.	124,000	404,426
Primax Electronics Ltd.	3,711,000	8,105,399
Samsung Electronics Co. Ltd., Preference Shares	8,001	13,795,199

		30,062,108
Textiles, Apparel & Luxury Goods — 0.1%
adidas AG	35,249	8,050,641

Common Stocks	Shares		Value
Textiles, Apparel & Luxury Goods (continued)
ANTA Sports Products Ltd.		3,756,000	$12,876,743
LVMH Moet Hennessy Louis Vuitton SE		4,207	1,056,747
Ralph Lauren Corp.		9,589	725,408
Shenzhou International Group Holdings Ltd.		40,000	267,206
Yue Yuen Industrial Holdings Ltd.		32,500	134,182

			23,110,927
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd.		276,854	7,721,915
Indiabulls Housing Finance Ltd.		651,705	11,926,734

			19,648,649
Tobacco — 0.7%
Altria Group, Inc.		351,756	22,853,587
British American Tobacco Malaysia BHD		46,000	472,732
British American Tobacco PLC		585,620	36,428,925
British American Tobacco PLC — ADR		1	63
Imperial Brands PLC		409,018	16,844,708
Japan Tobacco, Inc.		236,600	8,221,645
KT&G Corp.		134,360	13,685,732
Philip Morris International, Inc.		134,462	15,693,060

			114,200,452
Trading Companies & Distributors — 0.0%
Ferguson PLC		25,000	1,492,697
Transportation Infrastructure — 0.3%
Aena SA (b)		1,489	291,021
Atlantia SpA		566,636	17,236,639
DP World Ltd.		293,757	6,756,411
EcoRodovias Infraestrutura e Logistica SA		2,509,589	8,667,492
Grupo Aeroportuario del Pacifico SAB de CV, B Shares		480,033	5,492,101
Grupo Aeroportuario del Sureste SAB de CV — ADR		39,006	8,290,725
Jiangsu Expressway Co. Ltd., H Shares		4,438,000	6,438,982

			53,173,371
Wireless Telecommunication Services — 0.4%
Advanced Info Service Pcl — NVDR		1,432,600	7,983,078
America Movil SAB de CV, Class L — ADR		401,433	7,097,335
China Mobile Ltd.		828,500	8,855,960
Far EasTone Telecommunications Co. Ltd.		3,874,402	9,366,868
Mobile Telesystems PJSC — ADR		696,096	5,965,543
Rogers Communications, Inc., Class B		319,728	16,625,600

			55,894,384
Total Common Stocks — 18.6%			2,907,373,977

Corporate Bonds	Par (000)
Aerospace & Defense — 0.2%
Boeing Co.:
2.80%, 3/01/27	USD	2,000	1,990,626
5.88%, 2/15/40		845	1,108,524
Engility Corp., 8.88%, 9/01/24		657	712,845
Huntington Ingalls Industries, Inc.:
5.00%, 12/15/21 (b)		635	656,431
5.00%, 11/15/25 (b)		290	311,750
KLX, Inc., 5.88%, 12/01/22 (b)		4,970	5,224,713
Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19		178	181,560
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (b)		610	682,822
Precision Castparts Corp., 4.20%, 6/15/35		400	418,443

See Notes to Financial Statements.

40	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Aerospace & Defense (continued)
Raytheon Co., 4.70%, 12/15/41	USD	645	$734,351
TransDigm, Inc.:
5.50%, 10/15/20		500	509,225
6.00%, 7/15/22		7,855	8,208,475
6.50%, 7/15/24		1,274	1,348,847
6.50%, 5/15/25		4,439	4,672,047
6.38%, 6/15/26		1,446	1,511,070
United Technologies Corp.:
2.80%, 5/04/24		1,625	1,637,836
4.50%, 6/01/42		500	544,907
4.15%, 5/15/45		500	520,429
3.75%, 11/01/46		2,000	1,959,486

			32,934,387
Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 6.20%, 1/15/38		455	613,374
WFS Global Holding SAS:
9.50%, 7/15/22	EUR	476	611,383
9.50%, 7/15/22		100	128,442
XPO Logistics, Inc.:
5.75%, 6/15/21		720	887,381
6.50%, 6/15/22 (b)	USD	4,741	4,924,714
6.13%, 9/01/23 (b)		665	691,600

			7,856,894
Airlines — 0.1%
American Airlines Group, Inc.:
5.50%, 10/01/19 (b)		410	430,746
4.63%, 3/01/20 (b)		1,042	1,075,209
American Airlines Pass-Through Trust, 3.38%, 5/01/27		904	910,704
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 5/10/20		5,670	5,634,563
Delta Air Lines, Inc.:
2.88%, 3/13/20		873	888,968
3.63%, 3/15/22		520	535,689
United Airlines Pass-Through Trust, 3.75%, 9/03/26		886	912,964
Virgin Australia Holdings Ltd., 7.88%, 10/15/21		4,100	4,264,000
Virgin Australia Pass-Through Trust:
Series 2013-1, Class A, 5.00%, 10/23/23 (b)		873	907,691
Series 2013-1, Class C, 7.13%, 10/23/18 (b)		578	594,914

			16,155,448
Auto Components — 0.2%
AA Bond Co. Ltd., 2.75%, 7/31/23	GBP	350	465,050
Adient Global Holdings Ltd.:
3.50%, 8/15/24	EUR	400	487,132
4.88%, 8/15/26 (b)	USD	600	608,550
American Axle & Manufacturing, Inc.:
6.63%, 10/15/22		500	518,750
6.25%, 4/01/25 (b)		490	488,163
6.50%, 4/01/27 (b)		350	345,625
Faurecia, 3.63%, 6/15/23	EUR	728	908,624
FTE Verwaltungs GmbH, 9.00%, 7/15/20		355	437,041
Gestamp Funding Luxembourg SA, 3.50%, 5/15/23		200	248,311
Goodyear Tire & Rubber Co.:
5.13%, 11/15/23	USD	615	640,369
5.00%, 5/31/26		585	602,550
4.88%, 3/15/27		510	516,694
Grupo-Antolin Irausa SA, 3.25%, 4/30/24	EUR	541	654,843
HP Pelzer Holding GmbH, 4.13%, 4/01/24		365	444,685

Corporate Bonds		Par (000)	Value
Auto Components (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19	USD	13,055	$13,227,326
6.00%, 8/01/20		1,500	1,541,250
5.88%, 2/01/22		1,000	1,027,950
6.25%, 2/01/22		1,400	1,457,316
6.75%, 2/01/24		1,888	1,982,400
IHO Verwaltungs GmbH:
2.75% (2.75% Cash or 3.50% PIK), 9/15/21 (i)	EUR	1,275	1,545,112
4.13% (4.13% Cash or 4.88% PIK), 9/15/21 (b)(i)	USD	300	306,000
3.25% (3.25% Cash or 4.00% PIK), 9/15/23 (i)	EUR	925	1,130,545
4.50% (4.50% Cash or 5.25% PIK), 9/15/23 (b)(i)	USD	300	309,000
3.75% (3.75% Cash or 4.50% PIK), 9/15/26 (i)	EUR	375	463,896
4.75% (4.75% Cash or 5.50% PIK), 9/15/26 (b)(i)	USD	300	305,625
Tenneco, Inc., 5.00%, 7/15/26		350	356,125
ZF North America Capital, Inc.:
4.00%, 4/29/20 (b)		800	820,000
4.50%, 4/29/22 (b)		650	682,500
4.75%, 4/29/25 (b)		1,365	1,426,425

			33,947,857
Automobiles — 0.0%
Aston Martin Capital Holdings Ltd., 5.75%, 4/15/22	GBP	281	384,684
BMW U.S. Capital LLC, 1.85%, 9/15/21 (b)	USD	450	443,481
CNH Industrial NV, 4.50%, 8/15/23		425	450,500
Daimler Finance North America LLC:
2.25%, 9/03/19 (b)		1,450	1,458,703
8.50%, 1/18/31		350	527,653
Fiat Chrysler Automobiles NV:
4.50%, 4/15/20		1,060	1,099,750
5.25%, 4/15/23		1,000	1,038,750
Fiat Chrysler Finance Europe, 4.75%, 7/15/22	EUR	357	474,998
Jaguar Land Rover Automotive PLC:
2.20% (j)		300	359,578
4.13%, 12/15/18 (b)	USD	250	254,687
4.25%, 11/15/19 (b)		200	205,250
3.50%, 3/15/20 (b)		850	856,375
5.63%, 2/01/23 (b)		150	155,813
TML Holdings Pte. Ltd., 5.75%, 5/07/21		423	449,502

			8,159,724
Banks — 2.5%
Allied Irish Banks PLC, (5 yr. Euro Swap + 3.950%), 4.13%, 11/26/25 (k)	EUR	1,580	2,015,354
Australia & New Zealand Banking Group Ltd.:
2.25%, 6/13/19	USD	5,730	5,785,621
2.05%, 9/23/19		2,200	2,207,856
2.55%, 11/23/21		3,000	3,016,182
Banco BPM SpA:
4.25%, 1/30/19	EUR	300	372,765
2.75%, 7/27/20		1,300	1,599,061
Banco Espirito Santo SA:
2.63%, 5/08/17 (f)(l)		800	284,111
4.75%, 1/15/18 (f)(l)		1,500	532,708
4.00%, 1/21/19 (f)(l)		5,400	1,917,750
Bank of America Corp.:
2.25%, 4/21/20	USD	500	502,179
2.63%, 10/19/20		350	355,061
2.15%, 11/09/20		440	439,674

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	41

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
2.63%, 4/19/21	USD	2,900	$2,925,822
(3 mo. LIBOR US + 1.160%), 3.12%, 1/20/23 (k)		1,120	1,139,684
(3 mo. LIBOR US + 1.021%), 2.88%, 4/24/23 (k)		1,860	1,869,825
Bank of America N.A.:
2.05%, 12/07/18		1,000	1,005,429
6.00%, 10/15/36		1,400	1,763,411
Bank of Ireland, (5 yr. Euro Swap + 3.550%), 4.25%, 6/11/24 (k)	EUR	1,664	2,084,958
Bank of Montreal, 1.50%, 7/18/19	USD	6,200	6,177,382
Bank of Nova Scotia:
1.65%, 6/14/19		2,335	2,329,679
1.85%, 4/14/20		4,000	3,982,880
2.45%, 3/22/21		3,200	3,228,346
1.88%, 4/26/21		3,290	3,250,685
Bankia SA:
(5 yr. Euro Swap + 3.166%), 4.00%, 5/22/24 (k)	EUR	6,100	7,573,188
(5 yr. Euro Swap + 3.350%), 3.38%, 3/15/27 (k)		1,100	1,362,323
Barclays PLC:
3.68%, 1/10/23	USD	2,840	2,916,635
4.38%, 9/11/24		2,020	2,073,166
BB&T Corp.:
2.25%, 2/01/19		5,000	5,043,120
2.05%, 5/10/21		1,700	1,693,487
Bear Stearns Cos. LLC, 7.25%, 2/01/18		1,430	1,469,275
BNP Paribas SA:
2.40%, 12/12/18		1,360	1,372,070
2.45%, 3/17/19		5,000	5,056,690
2.38%, 5/21/20		1,000	1,010,855
2.95%, 5/23/22 (b)		310	314,194
3.80%, 1/10/24 (b)		2,010	2,086,161
BPCE SA:
2.50%, 12/10/18		3,840	3,876,749
3.00%, 5/22/22 (b)		295	298,201
3.38%, 12/02/26		1,000	1,016,554
BPE Financiaciones SA, 2.00%, 2/03/20	EUR	200	247,211
Busan Bank Co. Ltd., 3.63%, 7/25/26	USD	1,750	1,696,083
CaixaBank SA, (5 yr. Euro Swap + 3.350%), 3.50%, 2/15/27 (k)	EUR	1,500	1,894,039
Canadian Imperial Bank of Commerce, 2.35%, 7/27/22 (b)	USD	6,000	6,006,948
Chong Hing Bank Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.030%), 3.88%, 7/26/27 (k)		1,405	1,407,807
CIT Group, Inc.:
5.50%, 2/15/19 (b)		1,005	1,054,547
3.88%, 2/19/19		900	921,375
5.00%, 8/15/22		1,200	1,296,720
5.00%, 8/01/23		6,975	7,559,156
Citibank N.A.:
(3 mo. LIBOR US + 0.500%), 1.73%, 6/12/20 (a)		450	452,154
2.10%, 6/12/20		1,370	1,376,209
Citigroup, Inc.:
1.80%, 2/05/18		800	800,588
1.70%, 4/27/18		800	800,049
2.50%, 9/26/18		950	957,761
2.05%, 12/07/18		900	903,492
2.45%, 1/10/20		1,305	1,317,142
2.90%, 12/08/21		1,735	1,759,658
2.75%, 4/25/22		995	998,000
Citizens Bank N.A.:
2.20%, 5/26/20		1,925	1,927,325

Corporate Bonds		Par (000)	Value
Banks (continued)
2.55%, 5/13/21	USD	345	$346,232
Commonwealth Bank of Australia:
2.25%, 3/10/20 (b)		2,165	2,176,054
3.90%, 7/12/47		1,200	1,201,806
Cooperatieve Rabobank UA:
2.25%, 1/14/20		750	755,975
4.50%, 1/11/21		430	463,397
2.50%, 1/19/21		2,072	2,095,789
2.75%, 1/10/22		5,000	5,096,630
3.88%, 2/08/22		820	873,736
4.38%, 8/04/25		2,700	2,847,868
5.25%, 5/24/41		540	658,466
5.25%, 8/04/45		750	876,401
Dah Sing Bank Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.550%), 4.25%, 11/30/26 (k)		880	901,221
DNB Boligkreditt A/S, 2.00%, 5/28/20 (b)		4,500	4,497,975
Fifth Third Bancorp, 2.60%, 6/15/22		1,250	1,247,929
Fifth Third Bank, 2.25%, 6/14/21		500	499,932
HSBC Bank USA N.A.:
4.88%, 8/24/20		670	723,378
7.00%, 1/15/39		500	707,124
HSBC Holdings PLC:
3.40%, 3/08/21		1,525	1,576,935
5.10%, 4/05/21		1,000	1,092,608
2.95%, 5/25/21		4,000	4,075,508
(3 mo. LIBOR US + 1.055%), 3.26%, 3/13/23 (k)		3,460	3,543,524
3.60%, 5/25/23		1,200	1,245,654
4.30%, 3/08/26		1,850	1,984,667
3.90%, 5/25/26		700	729,543
4.38%, 11/23/26		240	252,138
6.50%, 5/02/36		600	773,878
6.50%, 9/15/37		2,000	2,599,448
6.80%, 6/01/38		430	582,028
6.10%, 1/14/42		400	528,510
5.25%, 3/14/44		670	778,908
HSBC USA, Inc.:
1.63%, 1/16/18		1,000	1,000,398
2.38%, 11/13/19		800	808,486
2.35%, 3/05/20		1,000	1,009,791
5.00%, 9/27/20		380	410,945
Huntington National Bank:
2.38%, 3/10/20		1,725	1,739,193
2.88%, 8/20/20		2,810	2,863,823
ICICI Bank Ltd., 4.00%, 3/18/26		1,019	1,037,268
ING Bank NV, 5.80%, 9/25/23 (b)		1,950	2,214,496
ING Groep NV, 3.15%, 3/29/22		1,420	1,453,428
Intesa Sanpaolo SpA:
5.15%, 7/16/20	EUR	50	66,538
6.63%, 9/13/23		858	1,265,664
5.02%, 6/26/24 (b)	USD	1,500	1,530,451
5.71%, 1/15/26 (b)		1,000	1,060,924
JPMorgan Chase & Co.:
6.30%, 4/23/19		800	860,194
2.20%, 10/22/19		345	347,181
2.25%, 1/23/20		1,000	1,007,240
4.95%, 3/25/20		1,000	1,073,932
2.75%, 6/23/20		4,940	5,038,568
2.55%, 10/29/20		300	304,290
2.55%, 3/01/21		3,900	3,933,485
2.40%, 6/07/21		1,200	1,203,668
4.35%, 8/15/21		1,380	1,482,806

See Notes to Financial Statements.

42	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
2.97%, 1/15/23	USD	1,700	$1,723,407
(3 mo. LIBOR US + 0.900%), 2.21%, 4/25/23 (a)		3,460	3,473,463
2.70%, 5/18/23		1,200	1,196,617
3.88%, 2/01/24		855	901,550
3.13%, 1/23/25		750	750,429
3.30%, 4/01/26		1,500	1,501,121
2.95%, 10/01/26		1,300	1,269,893
(3 mo. LIBOR US + 1.337%), 3.78%, 2/01/28 (k)		2,200	2,258,599
6.40%, 5/15/38		270	361,442
5.40%, 1/06/42		550	665,562
4.85%, 2/01/44		300	343,767
(3 mo. LIBOR US + 1.580%), 4.26%, 2/22/48 (k)		1,000	1,043,000
KeyBank N.A.:
1.60%, 8/22/19		520	517,626
2.40%, 6/09/22		1,200	1,198,513
Lloyds Banking Group PLC:
3.00%, 1/11/22		750	758,052
4.50%, 11/04/24		1,915	2,001,568
Mitsubishi UFJ Financial Group, Inc.:
2.95%, 3/01/21		2,595	2,644,622
3.00%, 2/22/22		455	463,635
2.67%, 7/25/22		2,045	2,047,139
3.68%, 2/22/27		2,500	2,586,433
Mizuho Financial Group, Inc., 2.95%, 2/28/22		2,910	2,937,956
National Australia Bank Ltd.:
1.38%, 7/12/19		5,000	4,954,590
2.40%, 12/07/21 (b)		7,500	7,530,607
Nordea Bank AB, 2.50%, 9/17/20 (b)		1,500	1,516,949
Popular, Inc., 7.00%, 7/01/19		13,171	13,895,405
Rizal Commercial Banking Corp.:
4.25%, 1/22/20		450	464,894
3.45%, 2/02/21		2,100	2,125,765
Royal Bank of Canada:
1.63%, 4/15/19		5,000	4,989,400
2.20%, 9/23/19		529	532,373
2.10%, 10/14/20		2,250	2,252,653
Royal Bank of Scotland Group PLC:
6.13%, 12/15/22		1,750	1,938,787
6.10%, 6/10/23		750	835,498
6.00%, 12/19/23		1,400	1,557,773
5.13%, 5/28/24		1,650	1,752,782
Santander Holdings USA, Inc., 3.70%, 3/28/22 (b)		825	837,775
Santander UK Group Holdings PLC:
2.88%, 8/05/21		800	803,106
3.57%, 1/10/23		1,080	1,106,356
Santander UK PLC:
3.05%, 8/23/18		1,000	1,011,898
5.00%, 11/07/23 (b)		11,225	12,143,856
Skandinaviska Enskilda Banken AB, 2.30%, 3/11/20		2,300	2,314,331
Sumitomo Mitsui Banking Corp.:
2.50%, 7/19/18		1,750	1,763,969
1.76%, 10/19/18		405	405,002
2.25%, 7/11/19		5,000	5,031,405
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 3/09/21		1,900	1,934,065
2.44%, 10/19/21		1,095	1,092,699
2.85%, 1/11/22		5,270	5,335,727
2.78%, 7/12/22		3,950	3,973,317
3.45%, 1/11/27		1,500	1,526,163

Corporate Bonds		Par (000)	Value
Banks (continued)
Suntrust Bank, 2.45%, 8/01/22	USD	2,330	$2,321,223
Svenska Handelsbanken AB:
1.50%, 9/06/19		2,700	2,680,422
2.40%, 10/01/20		2,000	2,025,156
Synchrony Bank, 3.00%, 6/15/22		1,565	1,560,441
Toronto-Dominion Bank, 2.13%, 4/07/21		3,160	3,161,457
U.S. Bancorp:
2.35%, 1/29/21		1,000	1,009,194
2.63%, 1/24/22		2,500	2,535,953
2.38%, 7/22/26		3,000	2,855,424
UniCredit SpA:
6.95%, 10/31/22	EUR	944	1,367,608
(5 yr. Euro Swap + 4.100%), 5.75%, 10/28/25 (k)		4,295	5,664,962
(5 yr. Euro Swap + 4.316%), 4.38%, 1/03/27 (k)		100	127,369
Unione di Banche Italiane SpA, (5 yr. Euro Swap + 4.240%), 4.45%, 9/15/27 (k)		325	399,173
United Overseas Bank Ltd.:
(5 yr. Swap Semi 30/360 US + 2.236%), 3.50%, 9/16/26 (k)	USD	3,000	3,056,325
(5 yr. Swap Semi 30/360 US + 1.654%), 2.88%, 3/08/27 (k)		1,300	1,287,617
Wells Fargo & Co.:
2.60%, 7/22/20		1,320	1,342,334
2.50%, 3/04/21		1,540	1,551,947
3.50%, 3/08/22		1,200	1,250,476
2.63%, 7/22/22		4,040	4,047,781
3.07%, 1/24/23		3,250	3,308,484
4.48%, 1/16/24		800	861,822
(3 mo. LIBOR US + 1.310%), 3.58%, 5/22/28 (k)		2,575	2,615,919
5.38%, 2/07/35		540	645,592
5.38%, 11/02/43		350	406,989
5.61%, 1/15/44		700	835,931
4.65%, 11/04/44		460	486,037
3.90%, 5/01/45		950	946,341
4.90%, 11/17/45		175	192,044
4.40%, 6/14/46		100	102,717
4.75%, 12/07/46		1,000	1,083,068
Wells Fargo Bank N.A.:
1.75%, 5/24/19		1,200	1,202,586
2.15%, 12/06/19		2,200	2,216,064
Westpac Banking Corp.:
1.65%, 5/13/19		930	926,108
1.60%, 8/19/19		3,520	3,500,883
2.15%, 3/06/20		5,000	5,025,185
2.60%, 11/23/20		3,000	3,043,119
2.85%, 5/13/26		3,000	2,944,962
Woori Bank, 4.75%, 4/30/24		5,800	6,081,178

			385,712,816
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21		7,235	7,357,315
3.65%, 2/01/26		1,000	1,034,320
4.70%, 2/01/36		2,500	2,763,895
4.90%, 2/01/46		2,115	2,375,291
Anheuser-Busch InBev Worldwide, Inc.:
5.38%, 1/15/20		1,250	1,355,630
2.50%, 7/15/22		825	828,836
4.44%, 10/06/48 (b)		1,471	1,552,077
Central American Bottling Corp., 5.75%, 1/31/27 (b)		5,380	5,712,914

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	43

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Beverages (continued)
Coca-Cola Co.:
2.20%, 5/25/22	USD	1,435	$1,441,102
2.88%, 10/27/25		1,500	1,516,157
2.90%, 5/25/27		400	400,153
Cott Beverages, Inc., 5.38%, 7/01/22		400	415,000
Cott Holdings, Inc., 5.50%, 4/01/25 (b)		500	525,625
Diageo Investment Corp.:
2.88%, 5/11/22		500	513,657
7.45%, 4/15/35		350	511,084
PepsiCo, Inc.:
2.25%, 5/02/22		2,800	2,814,616
3.60%, 8/13/42		575	557,720
4.45%, 4/14/46		1,170	1,281,499
3.45%, 10/06/46		2,300	2,175,418

			35,132,309
Biotechnology — 0.2%
AbbVie, Inc.:
2.50%, 5/14/20		2,500	2,539,305
2.30%, 5/14/21		355	355,246
AMAG Pharmaceuticals, Inc., 7.88%, 9/01/23 (b)		385	379,225
Amgen, Inc.:
2.20%, 5/22/19		750	756,359
2.13%, 5/01/20		2,450	2,467,010
1.85%, 8/19/21		3,550	3,499,345
Celgene Corp., 2.13%, 8/15/18		1,300	1,305,911
Gilead Sciences, Inc.:
2.55%, 9/01/20		3,000	3,061,617
1.95%, 3/01/22		6,375	6,303,810
2.50%, 9/01/23		1,200	1,193,832
2.95%, 3/01/27		3,000	2,962,674
4.75%, 3/01/46		1,210	1,332,690
4.15%, 3/01/47		1,000	1,008,254

			27,165,278
Building Products — 0.1%
Builders FirstSource, Inc., 5.63%, 9/01/24 (b)		490	514,500
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)		1,432	1,492,860
Griffon Corp., 5.25%, 3/01/22		475	485,687
Masonite International Corp., 5.63%, 3/15/23 (b)		3,400	3,570,000
Ply Gem Industries, Inc., 6.50%, 2/01/22		790	827,525
St. Marys Cement, Inc., 5.75%, 1/28/27 (b)		300	306,150
Standard Industries, Inc.:
5.13%, 2/15/21 (b)		315	326,813
5.50%, 2/15/23 (b)		2,545	2,684,975
5.38%, 11/15/24 (b)		904	951,460
6.00%, 10/15/25 (b)		750	801,563
5.00%, 2/15/27 (b)		350	360,937
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 7/15/23		400	419,000
USG Corp., 4.88%, 6/01/27 (b)		1,025	1,058,313

			13,799,783
Capital Markets — 1.0%
Bank of New York Mellon Corp.:
2.15%, 2/24/20		750	756,378
2.05%, 5/03/21		1,145	1,139,482
2.60%, 2/07/22		4,000	4,036,824
(3 mo. LIBOR US + 0.634%), 2.66%, 5/16/23 (k)		3,145	3,166,534
(3 mo. LIBOR US + 1.069%), 3.44%, 2/07/28 (k)		2,000	2,047,180

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
Charles Schwab Corp.:
4.45%, 7/22/20	USD	550	$588,592
3.20%, 3/02/27		1,500	1,514,115
CME Group, Inc., 5.30%, 9/15/43		1,400	1,741,183
CPUK Finance Ltd.:
4.25%, 8/28/22	GBP	474	632,653
4.88%, 8/28/25		275	367,129
Credit Suisse AG:
2.30%, 5/28/19	USD	9,550	9,636,198
5.30%, 8/13/19		750	799,277
3.00%, 10/29/21		580	594,451
6.50%, 8/08/23 (b)		10,000	11,325,000
Credit Suisse Group AG, 3.57%, 1/09/23 (b)		2,615	2,683,283
Credit Suisse USA, Inc., 7.13%, 7/15/32		350	483,255
Deutsche Bank AG:
4.50%, 4/01/25		1,000	1,014,171
(5 yr. Swap Semi 30/360 US + 2.248%), 4.30%, 5/24/28 (k)		44,266	44,749,872
Eaton Vance Corp., 3.50%, 4/06/27		2,000	2,031,408
Goldman Sachs Group, Inc.:
7.50%, 2/15/19		1,000	1,083,838
2.55%, 10/23/19		1,630	1,651,363
2.30%, 12/13/19		2,520	2,534,500
2.60%, 4/23/20		6,500	6,588,523
2.60%, 12/27/20		1,145	1,154,792
2.88%, 2/25/21		640	649,905
5.25%, 7/27/21		1,450	1,597,372
2.35%, 11/15/21		745	738,437
3.00%, 4/26/22		4,070	4,123,809
3.85%, 7/08/24		680	706,653
3.50%, 1/23/25		750	761,725
3.75%, 5/22/25		2,395	2,462,822
3.75%, 2/25/26		1,605	1,641,218
3.85%, 1/26/27		1,555	1,586,644
6.13%, 2/15/33		970	1,213,815
4.75%, 10/21/45		1,207	1,335,593
Lincoln Finance Ltd., 6.88%, 4/15/21	EUR	200	253,628
LPL Holdings, Inc., 5.75%, 9/15/25 (b)	USD	578	605,455
Modernland Overseas Pte. Ltd., 6.95%, 4/13/24		1,300	1,289,653
Morgan Stanley:
1.88%, 1/05/18		1,000	1,001,003
2.13%, 4/25/18		1,020	1,023,239
2.20%, 12/07/18		225	226,208
2.45%, 2/01/19		2,020	2,037,075
2.65%, 1/27/20		4,000	4,052,564
5.75%, 1/25/21		1,370	1,519,752
2.50%, 4/21/21		810	812,535
2.63%, 11/17/21		6,190	6,212,185
2.75%, 5/19/22		1,230	1,232,157
(3 mo. LIBOR US + 0.930%), 2.24%, 7/22/22 (a)		2,855	2,858,326
3.88%, 4/29/24		1,860	1,941,265
4.00%, 7/23/25		1,365	1,432,153
3.88%, 1/27/26		2,000	2,067,864
3.13%, 7/27/26		585	572,956
3.63%, 1/20/27		1,600	1,618,376
6.38%, 7/24/42		340	451,019
4.30%, 1/27/45		1,515	1,558,674
National Bank of Canada, 2.15%, 6/12/20		2,000	2,003,098
TD Ameritrade Holding Corp.:
3.63%, 4/01/25		1,500	1,559,447
3.30%, 4/01/27		500	504,183

See Notes to Financial Statements.

44	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
UBS AG:
2.38%, 8/14/19	USD	5,485	$5,533,010
2.20%, 6/08/20 (b)		290	291,554
UBS Group Funding Switzerland AG:
2.65%, 2/01/22 (b)		500	499,811
3.49%, 5/23/23 (b)		2,085	2,142,146

			164,437,330
Chemicals — 0.5%
Air Liquide Finance SA, 1.75%, 9/27/21 (b)		740	723,633
Alpha 3 BV/Alpha U.S. Bidco, Inc., 6.25%, 2/01/25 (b)		2,270	2,338,100
Ashland LLC, 4.75%, 8/15/22		825	863,156
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25	EUR	375	472,224
Axalta Coating Systems LLC, 4.88%, 8/15/24 (b)	USD	1,214	1,253,455
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		1,384	1,688,480
10.00%, 10/15/25		1,242	1,540,080
CF Industries, Inc.:
6.88%, 5/01/18		500	517,825
7.13%, 5/01/20		1,590	1,749,000
3.45%, 6/01/23		650	615,063
5.15%, 3/15/34		1,005	922,087
4.95%, 6/01/43		500	427,500
5.38%, 3/15/44		500	450,000
Chemours Co.:
6.13%, 5/15/23	EUR	357	454,311
6.63%, 5/15/23	USD	1,894	2,033,891
7.00%, 5/15/25		1,357	1,513,055
5.38%, 5/15/27		1,948	2,052,705
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (b)		350	356,563
E.I. du Pont de Nemours & Co.:
2.20%, 5/01/20		1,250	1,260,646
6.50%, 1/15/28		400	505,350
4.15%, 2/15/43		1,000	1,012,625
Eastman Chemical Co., 2.70%, 1/15/20		750	759,426
GCP Applied Technologies, Inc., 9.50%, 2/01/23 (b)		350	398,563
Hexion, Inc., 10.38%, 2/01/22 (b)		948	959,850
Huntsman International LLC:
4.88%, 11/15/20		1,218	1,278,900
5.13%, 4/15/21	EUR	678	910,967
5.13%, 11/15/22	USD	1,580	1,676,775
Incitec Pivot Finance LLC, 3.95%, 8/03/27		3,450	3,450,311
Ineos Finance PLC, 4.00%, 5/01/23	EUR	1,361	1,673,675
INEOS Group Holdings SA:
5.38%, 8/01/24		400	506,681
5.63%, 8/01/24 (b)	USD	400	414,000
Inovyn Finance PLC, 6.25%, 5/15/21	EUR	160	197,711
LyondellBasell Industries NV, 5.00%, 4/15/19	USD	650	678,690
Momentive Performance Materials, Inc., 3.88%, 10/24/21		6,685	6,701,713
Monsanto Co.:
3.38%, 7/15/24		1,000	1,020,209
4.20%, 7/15/34		695	706,044
4.40%, 7/15/44		335	344,163
4.70%, 7/15/64		150	153,461
Olin Corp., 5.13%, 9/15/27		500	523,750
Platform Specialty Products Corp.:
10.38%, 5/01/21 (b)		131	144,428
6.50%, 2/01/22 (b)		12,091	12,544,413
PolyOne Corp., 5.25%, 3/15/23		400	421,000

Corporate Bonds		Par (000)	Value
Chemicals (continued)
PQ Corp., 6.75%, 11/15/22 (b)	USD	2,020	$2,187,700
Praxair, Inc., 3.55%, 11/07/42		200	191,710
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	1,360	1,692,232
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/01/25 (b)	USD	400	416,000
Rayonier AM Products, Inc., 5.50%, 6/01/24 (b)		400	395,000
Rock International Investment, Inc., 6.63%, 3/27/20		4,730	4,398,909
SPCM SA, 4.88%, 9/15/25 (b)		400	410,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	693	873,695
Tronox Finance LLC:
6.38%, 8/15/20	USD	1,203	1,209,015
7.50%, 3/15/22 (b)		390	408,525
WR Grace & Co., 5.13%, 10/01/21 (b)		1,910	2,053,250

			72,451,015
Commercial Services & Supplies — 0.3%
Acosta, Inc., 7.75%, 10/01/22 (b)		1,267	956,585
ADT Corp.:
6.25%, 10/15/21		1,575	1,720,687
3.50%, 7/15/22		1,657	1,638,359
4.13%, 6/15/23		2,787	2,818,354
4.88%, 7/15/32 (b)		3,082	2,836,673
Ahern Rentals, Inc., 7.38%, 5/15/23 (b)		435	384,975
Aviation Capital Group Corp., 2.88%, 1/20/22 (b)		1,630	1,634,465
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	939	1,111,629
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (i)		2,423	2,934,529
CD&R Waterworks Merger Sub LLC, 6.13%, 8/15/25 (b)	USD	720	734,400
Clean Harbors, Inc.:
5.25%, 8/01/20		450	456,187
5.13%, 6/01/21		450	459,000
CSVC Acquisition Corp., 7.75%, 6/15/25 (b)		450	465,469
GFL Environmental, Inc., 9.88%, 2/01/21 (b)		350	378,875
GW Honos Security Corp., 8.75%, 5/15/25 (b)		285	303,525
ICTSI Treasury BV, 4.63%, 1/16/23		1,900	1,964,125
IHS Markit Ltd.:
5.00%, 11/01/22 (b)		500	536,350
4.75%, 2/15/25 (b)		1,390	1,462,975
Intrum Justitia AB:
(3 mo. EURIBOR + 2.625%), 2.63%, 7/15/22 (a)	EUR	311	373,931
2.75%, 7/15/22		458	549,559
KAR Auction Services, Inc., 5.13%, 6/01/25 (b)	USD	2,822	2,941,935
Paprec Holding SA, 5.25%, 4/01/22	EUR	488	604,135
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (b)	USD	10,494	11,700,810
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25 (b)		485	508,833
SPIE SA, 3.13%, 3/22/24	EUR	300	367,657
Tervita Escrow Corp., 7.63%, 12/01/21 (b)	USD	1,533	1,555,995
Verisure Holding AB, 6.00%, 11/01/22	EUR	376	482,486
West Corp., 5.38%, 7/15/22 (b)	USD	725	734,135

			42,616,638
Communications Equipment — 0.2%
Cisco Systems, Inc.:
1.85%, 9/20/21		4,000	3,974,428
2.50%, 9/20/26		1,000	966,390
5.90%, 2/15/39		970	1,258,313

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	45

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Communications Equipment (continued)
CommScope Technologies LLC:
6.00%, 6/15/25 (b)	USD	1,215	$1,306,125
5.00%, 3/15/27 (b)		1,977	1,981,943
CommScope, Inc.:
5.00%, 6/15/21 (b)		450	461,250
5.50%, 6/15/24 (b)		1,693	1,783,999
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		732	787,815
7.63%, 6/15/21		1,020	1,170,450
5.25%, 8/01/26		5,767	6,048,141
6.63%, 8/01/26		1,047	1,145,156
Inmarsat Finance PLC, 4.88%, 5/15/22 (b)		625	639,063
Intelsat Jackson Holdings SA:
5.50%, 8/01/23		163	140,587
8.00%, 2/15/24 (b)		1,040	1,129,700
Juniper Networks, Inc., 3.13%, 2/26/19		1,500	1,528,375
Plantronics, Inc., 5.50%, 5/31/23 (b)		375	392,344
Riverbed Technology, Inc., 8.88%, 3/01/23 (b)		542	537,935
Telefonaktiebolaget LM Ericsson, 1.88%, 3/01/24	EUR	330	381,020
ViaSat, Inc., 6.88%, 6/15/20	USD	100	102,188

			25,735,222
Construction & Engineering — 0.1%
AECOM:
5.75%, 10/15/22		625	654,687
5.88%, 10/15/24		475	518,344
5.13%, 3/15/27		800	806,000
Brand Energy & Infrastructure Services, Inc., 8.50%, 7/15/25 (b)		2,224	2,368,560
China City Construction International Co. Ltd., 5.35%, 7/03/17 (f)(l)	CNY	6,982	674,626
China Singyes Solar Technologies Holdings Ltd., 7.95%, 2/15/19	USD	3,300	3,324,951
Shenzhen Expressway Co. Ltd., 2.88%, 7/18/21		650	645,793
Tutor Perini Corp., 6.88%, 5/01/25 (b)		994	1,068,550

			10,061,511
Construction Materials — 0.1%
Cemex SAB de CV, 7.75%, 4/16/26		7,661	8,790,997
PCF GmbH, 7.88%, 8/01/19	EUR	1,814	2,189,689

			10,980,686
Consumer Finance — 0.6%
Ally Financial, Inc.:
3.60%, 5/21/18	USD	850	859,775
4.75%, 9/10/18		125	128,475
3.25%, 11/05/18		600	607,620
3.50%, 1/27/19		150	152,250
3.75%, 11/18/19		750	766,875
8.00%, 3/15/20		400	454,000
4.13%, 3/30/20		1,920	1,977,600
4.25%, 4/15/21		400	411,500
5.13%, 9/30/24		2,935	3,128,710
4.63%, 3/30/25		2,000	2,067,340
5.75%, 11/20/25		975	1,043,250
8.00%, 11/01/31		11,057	13,724,501
American Express Co.:
1.55%, 5/22/18		580	579,946
2.50%, 8/01/22		4,440	4,440,289
American Express Credit Corp.:
2.13%, 7/27/18		910	914,805
1.88%, 5/03/19		585	586,536
2.25%, 8/15/19		5,000	5,050,500
2.20%, 3/03/20		2,000	2,016,328
2.60%, 9/14/20		3,000	3,053,430

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
2.25%, 5/05/21	USD	2,000	$2,003,296
American Honda Finance Corp., 2.90%, 2/16/24		2,000	2,033,376
Capital One Financial Corp.:
2.45%, 4/24/19		2,350	2,367,327
3.05%, 3/09/22		1,325	1,347,532
ERAC USA Finance LLC, 2.60%, 12/01/21 (b)		860	859,987
Ford Motor Credit Co. LLC:
5.00%, 5/15/18		1,755	1,798,619
2.88%, 10/01/18		230	232,631
2.26%, 3/28/19		330	331,084
2.02%, 5/03/19		1,885	1,885,302
1.90%, 8/12/19		3,010	2,995,952
2.68%, 1/09/20		715	723,021
3.20%, 1/15/21		1,000	1,020,354
General Motors Financial Co., Inc.:
2.40%, 5/09/19		2,245	2,253,702
2.35%, 10/04/19		1,300	1,304,672
3.20%, 7/13/20		1,250	1,278,125
3.70%, 11/24/20		485	502,074
3.15%, 6/30/22		6,440	6,461,877
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (b)		1,915	1,967,663
6.88%, 4/15/22 (b)		1,151	1,156,755
Navient Corp.:
5.50%, 1/15/19		800	831,000
4.88%, 6/17/19		800	826,000
8.00%, 3/25/20		875	967,750
5.00%, 10/26/20		1,070	1,102,100
5.88%, 3/25/21		800	844,496
6.63%, 7/26/21		821	880,523
7.25%, 1/25/22		475	520,125
6.50%, 6/15/22		1,211	1,289,715
5.50%, 1/25/23		2,571	2,625,428
7.25%, 9/25/23		1,250	1,367,563
6.13%, 3/25/24		813	843,487
5.88%, 10/25/24		1,034	1,053,387
6.75%, 6/25/25		778	816,900
5.63%, 8/01/33		895	760,750
Nissan Motor Acceptance Corp.:
2.00%, 3/08/19 (b)		885	887,290
2.15%, 7/13/20 (b)		1,000	1,002,979
Park Aerospace Holdings Ltd.:
5.25%, 8/15/22 (b)		2,233	2,272,077
5.50%, 2/15/24 (b)		885	901,041
Springleaf Finance Corp.:
6.90%, 12/15/17		1,325	1,346,531
5.25%, 12/15/19		600	624,750
8.25%, 12/15/20		645	724,013
7.75%, 10/01/21		250	280,313
6.13%, 5/15/22		500	525,000
Toyota Motor Credit Corp.:
2.60%, 1/11/22		3,000	3,062,835
3.20%, 1/11/27		1,000	1,018,549

			101,861,681
Containers & Packaging — 0.2%
ARD Finance SA, 6.63% (6.63% Cash or 7.38% PIK), 9/15/23 (i)	EUR	300	379,714
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.00%, 6/30/21 (b)	USD	2,253	2,320,590
4.25%, 1/15/22	EUR	703	850,241
4.25%, 9/15/22 (b)	USD	940	965,850
4.13%, 5/15/23	EUR	394	496,084
4.63%, 5/15/23 (b)	USD	1,578	1,613,505

See Notes to Financial Statements.

46	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
2.75%, 3/15/24	EUR	1,200	$1,455,359
6.75%, 5/15/24		558	740,955
7.25%, 5/15/24 (b)	USD	3,707	4,091,601
6.00%, 2/15/25 (b)		6,244	6,649,860
4.75%, 7/15/27	GBP	620	826,208
Ball Corp.:
4.38%, 12/15/20	USD	675	707,063
5.00%, 3/15/22		400	430,460
4.00%, 11/15/23		300	306,187
4.38%, 12/15/23	EUR	615	828,685
5.25%, 7/01/25	USD	1,050	1,155,000
Berry Plastics Corp.:
5.50%, 5/15/22		150	156,375
5.13%, 7/15/23		600	625,500
BWAY Holding Co., 5.50%, 4/15/24 (b)		3,718	3,899,253
Cascades, Inc., 5.50%, 7/15/22 (b)		425	439,875
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		750	793,125
Crown European Holdings SA, 3.38%, 5/15/25	EUR	289	356,708
Flex Acquisition Co., Inc., 6.88%, 1/15/25 (b)	USD	187	196,350
Horizon Holdings I SAS, 7.25%, 8/01/23	EUR	975	1,232,110
Horizon Parent Holdings S.à r.l., 8.25% (8.25% Cash or 8.25% PIK), 2/15/22 (i)		625	787,735
JH-Holding Finance SA, 8.25% (8.25% Cash or 9.00% PIK), 12/01/22 (i)		494	638,630
OI European Group BV, 3.13%, 11/15/24		291	352,339
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/22 (b)	USD	350	369,905
5.88%, 8/15/23 (b)		450	498,656
ProGroup AG:
5.13%, 5/01/22	EUR	881	1,098,982
(3 mo. EURIBOR + 2.500%), 2.50%, 3/31/24 (a)		263	312,895
Sealed Air Corp.:
5.25%, 4/01/23 (b)	USD	470	504,663
4.50%, 9/15/23	EUR	287	383,530
Signode Industrial Group LUX SA/Signode Industrial Group U.S., Inc., 6.38%, 5/01/22 (b)	USD	1,038	1,084,710
Silgan Holdings, Inc., 3.25%, 3/15/25	EUR	410	499,262
Smurfit Kappa Acquisitions, 2.38%, 2/01/24		175	212,933
Verallia Packaging SASU, 5.13%, 8/01/22		775	972,489

			39,233,387
Distributors — 0.0%
American Tire Distributors, Inc., 10.25%, 3/01/22 (b)	USD	1,580	1,647,150
LKQ Corp., 4.75%, 5/15/23		400	405,000
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	540	692,595
VWR Funding Inc, 4.63%, 4/15/22		200	245,241

			2,989,986
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University, 3.65%, 5/01/48	USD	1,243	1,282,637
Cleveland Clinic Foundation, 4.86%, 1/01/2114		125	129,656
Cognita Financing PLC, 7.75%, 8/15/21	GBP	1,232	1,692,959
La Financiere Atalian SAS, 4.00%, 5/15/24	EUR	747	924,057
Laureate Education, Inc., 8.25%, 5/01/25 (b)	USD	995	1,082,063
Massachusetts Institute of Technology, 4.68%, 7/01/2114		340	366,434
Princeton University, 5.70%, 3/01/39		150	202,659

Corporate Bonds		Par (000)	Value
Diversified Consumer Services (continued)
Service Corp. International, 5.38%, 5/15/24	USD	550	$583,687
ServiceMaster Co. LLC, 5.13%, 11/15/24 (b)		791	808,797
Sotheby’s, 5.25%, 10/01/22 (b)		569	581,803
University of Southern California, 3.84%, 10/01/47		1,025	1,064,036

			8,718,788
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.63%, 10/30/20		4,670	4,980,985
3.50%, 5/26/22		790	814,176
Aircastle Ltd.:
6.25%, 12/01/19		100	108,125
5.13%, 3/15/21		675	715,500
5.50%, 2/15/22		2,090	2,267,650
5.00%, 4/01/23		350	372,400
4.13%, 5/01/24		980	1,005,725
Altice Financing SA:
6.50%, 1/15/22 (b)		550	573,210
6.63%, 2/15/23 (b)		2,500	2,648,437
7.50%, 5/15/26 (b)		9,467	10,497,010
Arrow Global Finance PLC:
5.13%, 9/15/24	GBP	175	239,554
(3 mo. EURIBOR + 2.875%), 2.88%, 4/01/25 (a)	EUR	424	502,507
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25 (b)	USD	198	196,267
BAT International Finance PLC, 2.75%, 6/15/20 (b)		2,000	2,034,054
BCD Acquisition, Inc., 9.63%, 9/15/23 (b)		450	495,000
BP Capital Markets PLC:
2.24%, 5/10/19		825	832,366
2.52%, 1/15/20		275	279,576
4.50%, 10/01/20		1,225	1,318,911
4.74%, 3/11/21		715	781,007
3.06%, 3/17/22		3,000	3,086,064
3.22%, 11/28/23		1,400	1,437,157
3.02%, 1/16/27		2,000	1,963,830
3.72%, 11/28/28		200	207,828
Cabot Financial Luxembourg SA:
6.50%, 4/01/21	GBP	200	271,976
7.50%, 10/01/23		200	286,310
CIMPOR Financial Operations BV, 5.75%, 7/17/24 (b)	USD	500	426,250
CK Hutchison International 16 Ltd., 1.88%, 10/03/21 (b)		905	881,291
CK Hutchison International 17 Ltd.:
2.88%, 4/05/22		4,700	4,746,046
3.50%, 4/05/27		4,100	4,190,926
CNH Industrial Capital LLC:
3.63%, 4/15/18		200	202,000
3.88%, 7/16/18		500	506,460
4.38%, 11/06/20		315	329,963
4.88%, 4/01/21		400	423,280
4.38%, 4/05/22		400	419,500
CNH Industrial Finance Europe SA, 1.38%, 5/23/22	EUR	693	832,676
CNO Financial Group, Inc., 5.25%, 5/30/25	USD	370	393,125
Consolidated Energy Finance SA, 6.88%, 6/15/25 (b)		350	367,500
eircom Finance DAC, 4.50%, 5/31/22	EUR	625	773,166

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	47

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Enel Finance International NV, 2.88%, 5/25/22 (b)	USD	515	$520,638
Exela Intermediate LLC/Exela Finance, Inc., 10.00%, 7/15/23 (b)		700	680,750
FBM Finance, Inc., 8.25%, 8/15/21 (b)		855	916,987
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		3,925	4,249,421
Haitong International Finance 2014 Ltd., 3.99%, 9/11/19		2,000	2,043,680
Hyundai Capital America:
2.40%, 10/30/18 (b)		220	220,745
2.55%, 4/03/20 (b)		815	816,730
Intercontinental Exchange, Inc.:
2.50%, 10/15/18		1,250	1,260,927
2.75%, 12/01/20		295	298,617
3.75%, 12/01/25		2,115	2,230,803
Jerrold Finco PLC:
6.25%, 9/15/21	GBP	390	533,862
6.13%, 1/15/24		650	861,661
LHC3 PLC, 4.13% (4.13% Cash or 4.88% PIK), 8/15/24 (i)	EUR	1,056	1,264,840
Mercury Bondco PLC:
7.13% (7.13% Cash or 7.88% PIK), 5/30/21 (i)		1,000	1,236,110
8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (i)		989	1,235,818
Moody’s Corp.:
2.75%, 7/15/19	USD	2,195	2,230,375
2.75%, 12/15/21		185	187,045
MSCI, Inc.:
5.25%, 11/15/24 (b)		630	672,525
5.75%, 8/15/25 (b)		430	465,475
4.75%, 8/01/26 (b)		345	357,937
National Rural Utilities Cooperative Finance Corp.:
10.38%, 11/01/18		500	553,583
2.35%, 6/15/20		400	404,052
2.40%, 4/25/22		1,200	1,206,844
3.05%, 4/25/27		1,400	1,398,596
Nielsen Co. Luxembourg S.à r.l.:
5.50%, 10/01/21 (b)		100	103,250
5.00%, 2/01/25 (b)		1,094	1,129,555
OneMain Financial Holdings LLC:
6.75%, 12/15/19 (b)		1,462	1,530,714
7.25%, 12/15/21 (b)		1,061	1,116,703
Orchestra Borrower LLC/Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (b)		355	372,800
ORIX Corp., 2.90%, 7/18/22		1,465	1,474,323
Pershing Square Holdings Ltd., 5.50%, 7/15/22 (b)		4,100	4,288,395
Prime Bloom Holdings Ltd., 6.95%, 7/05/22		5,015	4,601,263
Quicken Loans, Inc., 5.75%, 5/01/25 (b)		825	865,219
RAC Bond Co. PLC, 5.00%, 11/06/22	GBP	396	520,847
Radiant Access Ltd., 4.60%, 5/18/31	USD	3,070	2,991,807
SUAM Finance BV, 4.88%, 4/17/24 (b)		6,987	7,406,220
Tarjeta Naranja SA, (30 to 35 Days Argentina Deposit Rates Badlar Private Banks + 3.500%), 22.44%, 4/11/22 (a)(b)		3,146	2,937,577
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 6/01/25 (b)		1,029	1,066,991
Titan Global Finance PLC, 3.50%, 6/17/21	EUR	175	221,653
Total Capital Canada Ltd., 2.75%, 7/15/23	USD	1,500	1,521,723
Virgin Media Finance PLC:
6.38%, 4/15/23 (b)		400	420,000
6.00%, 10/15/24 (b)		500	529,060
4.50%, 1/15/25	EUR	274	341,551

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
5.75%, 1/15/25 (b)	USD	5,236	$5,471,620
Yufu Eternity Ltd., 5.63%, 11/26/17	CNY	8,000	1,182,999

			118,350,099
Diversified Telecommunication Services — 0.8%
Altice Finco SA, 8.13%, 1/15/24 (b)	USD	604	655,340
AT&T Inc.:
5.50%, 2/01/18		2,000	2,038,480
2.38%, 11/27/18		2,000	2,015,724
3.20%, 3/01/22		490	500,553
(3 mo. LIBOR US + 0.890%), 2.22%, 2/14/23 (a)		1,895	1,900,986
Bakrie Telecom Pte. Ltd., 11.50%, 5/07/15 (f)(l)		1,000	18,750
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23		2,004	2,111,561
CenturyLink, Inc.:
5.63%, 4/01/20		590	620,975
6.45%, 6/15/21		3,995	4,313,362
5.80%, 3/15/22		1,544	1,603,830
6.75%, 12/01/23		2,159	2,291,239
7.50%, 4/01/24		1,088	1,181,840
5.63%, 4/01/25		750	739,687
7.60%, 9/15/39		1,135	1,052,713
7.65%, 3/15/42		1,697	1,573,424
Cincinnati Bell, Inc., 7.00%, 7/15/24 (b)		2,312	2,340,900
Consolidated Communications, Inc., 6.50%, 10/01/22		350	343,000
Deutsche Telekom International Finance BV:
1.95%, 9/19/21 (b)		1,020	998,774
2.82%, 1/19/22 (b)		1,600	1,618,147
Dr. Peng Holding HongKong Ltd., 5.05%, 6/01/20		1,405	1,424,177
Embarq Corp., 8.00%, 6/01/36		1,000	1,016,250
Frontier Communications Corp.:
8.13%, 10/01/18		150	156,563
7.13%, 3/15/19		55	56,031
8.50%, 4/15/20		375	381,563
9.25%, 7/01/21		250	237,500
6.25%, 9/15/21		1,617	1,422,443
8.75%, 4/15/22		200	175,875
10.50%, 9/15/22		1,435	1,348,900
7.13%, 1/15/23		1,018	832,215
7.63%, 4/15/24		4,362	3,538,673
6.88%, 1/15/25		9,524	7,550,818
11.00%, 9/15/25		2,530	2,318,113
9.00%, 8/15/31		450	362,250
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 12.50%, 7/01/22 (b)		350	397,138
Level 3 Communications, Inc., 5.75%, 12/01/22		400	415,000
Level 3 Financing, Inc.:
6.13%, 1/15/21		25	25,688
5.38%, 8/15/22		2,691	2,765,003
5.63%, 2/01/23		2,955	3,080,587
5.13%, 5/01/23		3,829	3,982,160
5.38%, 1/15/24		2,546	2,679,665
5.38%, 5/01/25		2,353	2,500,063
5.25%, 3/15/26		3,827	4,066,187
OTE PLC, 3.50%, 7/09/20	EUR	1,296	1,597,562
SBA Communications Corp.:
4.88%, 7/15/22	USD	350	363,433
4.88%, 9/01/24		810	842,400
SmarTone Finance Ltd., 3.88%, 4/08/23		8,350	8,452,229

See Notes to Financial Statements.

48	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
Telecom Italia Capital SA:
7.00%, 6/04/18	USD	725	$754,906
7.18%, 6/18/19		225	244,687
6.38%, 11/15/33		893	1,011,323
6.00%, 9/30/34		8,025	8,875,650
7.20%, 7/18/36		2,015	2,460,819
7.72%, 6/04/38		216	275,670
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	527	926,614
Telecom Italia SpA:
1.13%, 3/26/22 (m)		900	1,074,153
5.88%, 5/19/23	GBP	700	1,083,114
3.63%, 1/19/24	EUR	1,000	1,334,697
5.30%, 5/30/24 (b)	USD	1,740	1,918,350
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24	EUR	830	1,070,980
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (b)	USD	1,732	1,952,830
UPC Holding BV, 6.75%, 3/15/23	EUR	400	506,191
UPCB Finance IV Ltd.:
5.38%, 1/15/25 (b)	USD	850	886,125
4.00%, 1/15/27	EUR	958	1,189,034
Wind Acquisition Finance SA:
6.50%, 4/30/20 (b)	USD	200	206,750
4.00%, 7/15/20	EUR	1,717	2,057,985
4.75%, 7/15/20 (b)	USD	2,400	2,427,000
7.00%, 4/23/21	EUR	500	618,415
7.38%, 4/23/21 (b)	USD	4,580	4,768,238
Windstream Services LLC:
7.75%, 10/15/20		500	480,000
7.75%, 10/01/21		575	514,625
6.38%, 8/01/23		450	367,875
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		5,911	6,228,716
6.38%, 5/15/25		1,388	1,504,245
5.75%, 1/15/27 (b)		4,068	4,312,080

			128,958,843
Electric Utilities — 0.6%
1MDB Energy Ltd., 5.99%, 5/11/22		12,700	13,832,624
Alabama Power Co.:
3.75%, 3/01/45		630	623,931
4.30%, 1/02/46		700	750,289
Arizona Public Service Co.:
4.70%, 1/15/44		250	274,554
4.35%, 11/15/45		400	429,386
Commonwealth Edison Co., 4.35%, 11/15/45		1,000	1,080,516
Connecticut Light & Power Co., 4.30%, 4/15/44		125	133,913
ContourGlobal Power Holdings SA, 5.13%, 6/15/21	EUR	300	372,558
Drax Finco PLC, 4.25%, 5/01/22	GBP	272	366,969
Duke Energy Carolinas LLC, 6.05%, 4/15/38	USD	805	1,057,225
Duke Energy Corp., 3.55%, 9/15/21		1,000	1,043,789
Duke Energy Florida LLC:
3.10%, 8/15/21		1,780	1,841,798
3.40%, 10/01/46		2,000	1,875,910
Duke Energy Progress LLC:
4.10%, 5/15/42		515	538,802
4.15%, 12/01/44		500	525,973
4.20%, 8/15/45		750	809,877
Emera U.S. Finance LP, 2.15%, 6/15/19		585	586,281
Emera, Inc., (3 mo. LIBOR US + 5.440%), 6.75%, 6/15/76 (k)		16,500	18,810,000
Enersis Americas SA, 4.00%, 10/25/26		5,764	5,807,230
Entergy Arkansas, Inc., 3.50%, 4/01/26		2,000	2,077,090

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
Entergy Louisiana LLC, 3.12%, 9/01/27	USD	1,600	$1,609,664
FirstEnergy Corp., 2.85%, 7/15/22		664	665,017
Florida Power & Light Co., 3.80%, 12/15/42		1,475	1,505,773
Georgia Power Co.:
2.85%, 5/15/22		670	682,653
5.95%, 2/01/39		470	586,880
4.30%, 3/15/42		500	526,225
Gulf Power Co., 3.30%, 5/30/27		1,600	1,625,954
Kallpa Generacion SA, 4.88%, 5/24/26		9,205	9,722,781
MidAmerican Energy Co., 6.75%, 12/30/31		575	785,644
NextEra Energy Capital Holdings, Inc.:
1.65%, 9/01/18		740	739,608
2.30%, 4/01/19		895	901,968
Northern States Power Co., 4.13%, 5/15/44		530	557,390
NSTAR Electric Co.:
3.20%, 5/15/27		2,800	2,839,656
4.40%, 3/01/44		250	278,545
Oklahoma Gas & Electric Co.:
3.90%, 5/01/43		250	243,924
4.15%, 4/01/47		800	833,109
Oncor Electric Delivery Co. LLC:
6.80%, 9/01/18		483	509,012
2.95%, 4/01/25		750	750,139
5.30%, 6/01/42		500	602,957
PacifiCorp.:
2.95%, 6/01/23		300	308,847
6.35%, 7/15/38		310	413,999
PECO Energy Co., 5.95%, 10/01/36		865	1,084,604
Potomac Electric Power Co., 4.15%, 3/15/43		1,050	1,116,053
PPL Electric Utilities Corp.:
4.15%, 10/01/45		500	525,641
3.95%, 6/01/47		1,200	1,231,145
Public Service Co. of Colorado:
4.30%, 3/15/44		450	485,967
3.80%, 6/15/47		500	504,181
Puget Sound Energy, Inc.:
5.80%, 3/15/40		250	317,997
5.64%, 4/15/41		250	315,264
San Diego Gas & Electric Co., 3.75%, 6/01/47		700	705,385
Sierra Pacific Power Co., 2.60%, 5/01/26		2,100	2,040,116
Southern California Edison Co.:
6.05%, 3/15/39		1,665	2,194,582
4.65%, 10/01/43		300	348,053
Southern Power Co., 1.95%, 12/15/19		1,120	1,115,528
Talen Energy Supply LLC:
4.60%, 12/15/21		600	480,000
6.50%, 6/01/25		490	354,025
Union Electric Co., 2.95%, 6/15/27		1,500	1,491,491
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	308	379,314
Westar Energy, Inc., 5.10%, 7/15/20	USD	500	540,387

			94,758,193
Electrical Equipment — 0.1%
AE-Rotor Holding BV, 4.97%, 3/28/18		293	292,912
General Cable Corp., 5.75%, 10/01/22		425	435,625
GrafTech International Ltd., 6.38%, 11/15/20		413	375,830
Hubbell, Inc., 3.15%, 8/15/27		800	793,704
Sensata Technologies BV:
4.88%, 10/15/23 (b)		175	181,125
5.00%, 10/01/25 (b)		6,672	7,022,280
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (b)		1,095	1,193,550

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	49

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Electrical Equipment (continued)
Senvion Holding GmbH, 3.88%, 10/25/22	EUR	516	$623,056
Vertiv Group Corp., 9.25%, 10/15/24 (b)	USD	4,002	4,422,210

			15,340,292
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp.:
2.55%, 1/30/19		1,000	1,009,127
2.20%, 4/01/20		1,030	1,034,054
Belden, Inc., 5.50%, 4/15/23	EUR	776	968,002
CDW LLC/CDW Finance Corp.:
5.00%, 9/01/23	USD	1,841	1,919,243
5.50%, 12/01/24		1,480	1,620,600
5.00%, 9/01/25		375	391,643
Dell International LLC/EMC Corp.:
4.42%, 6/15/21 (b)		220	232,184
5.88%, 6/15/21 (b)		1,415	1,483,981
7.13%, 6/15/24 (b)		3,208	3,569,856
6.02%, 6/15/26 (b)		1,125	1,253,059
8.35%, 7/15/46 (b)		335	437,523
Flex Ltd., 4.63%, 2/15/20		1,500	1,580,099
Ingram Micro, Inc., 5.45%, 12/15/24		375	386,467
TPK Holding Co. Ltd., 0.00%, 4/08/20 (m)(n)		8,750	8,868,125
Zebra Technologies Corp., 7.25%, 10/15/22		750	798,281

			25,552,244
Energy Equipment & Services — 0.3%
Diamond Offshore Drilling, Inc.:
5.88%, 5/01/19		325	344,500
5.70%, 10/15/39		325	245,375
4.88%, 11/01/43		500	327,500
Ensco PLC:
4.50%, 10/01/24		1,329	1,012,950
5.20%, 3/15/25		570	450,300
5.75%, 10/01/44		700	467,250
Halliburton Co., 2.00%, 8/01/18		500	500,801
Hilong Holding Ltd., 7.25%, 6/22/20		3,400	3,314,660
McDermott International, Inc., 8.00%, 5/01/21 (b)		300	305,625
Nabors Industries, Inc., 0.75%, 1/15/24 (b)(m)		1,215	956,053
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.13%, 11/15/21 (b)		400	345,000
Noble Holding International Ltd.:
4.63%, 3/01/21		46	38,741
7.75%, 1/15/24		2,297	1,828,072
5.25%, 3/15/42		325	188,500
Parker Drilling Co., 7.50%, 8/01/20		784	678,160
PHI, Inc., 5.25%, 3/15/19		300	289,500
Rowan Cos., Inc.:
4.88%, 6/01/22		1,055	999,613
4.75%, 1/15/24		1,147	980,685
7.38%, 6/15/25		4,402	4,148,885
Schlumberger Holdings Corp.:
2.35%, 12/21/18 (b)		1,125	1,132,623
3.00%, 12/21/20 (b)		1,250	1,275,987
SESI LLC:
6.38%, 5/01/19		325	324,187
7.13%, 12/15/21		525	528,281
Transocean, Inc.:
6.00%, 3/15/18		754	767,195
5.80%, 10/15/22		4,180	3,945,418
9.00%, 7/15/23 (b)		4,605	4,812,225
7.50%, 4/15/31		500	408,750
6.80%, 3/15/38		1,290	961,050
Trionista TopCo GmbH, 6.88%, 4/30/21	EUR	1,920	2,364,918
Weatherford International LLC, 6.80%, 6/15/37	USD	122	109,495

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (continued)
Weatherford International Ltd.:
7.75%, 6/15/21	USD	3,295	$3,377,375
8.25%, 6/15/23		840	852,600
9.88%, 2/15/24 (b)		787	844,057
6.50%, 8/01/36		1,520	1,337,600
7.00%, 3/15/38		595	537,731
5.95%, 4/15/42		141	118,440

			41,120,102
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.:
2.80%, 6/01/20		1,384	1,407,777
3.45%, 9/15/21		2,080	2,159,258
Crown Castle International Corp.:
3.40%, 2/15/21		802	828,213
3.20%, 9/01/24		1,025	1,025,189
CyrusOne LP/CyrusOne Finance Corp.:
5.00%, 3/15/24 (b)		1,735	1,804,400
5.38%, 3/15/27 (b)		90	95,063
DuPont Fabros Technology LP, 5.88%, 9/15/21		375	388,641
Equinix, Inc.:
5.38%, 1/01/22		857	897,707
5.38%, 4/01/23		2,385	2,480,400
5.75%, 1/01/25		400	430,000
5.88%, 1/15/26		740	810,300
5.38%, 5/15/27		855	924,469
ERP Operating LP:
4.75%, 7/15/20		730	778,857
2.85%, 11/01/26		1,385	1,346,282
ESH Hospitality, Inc., 5.25%, 5/01/25 (b)		845	883,025
FelCor Lodging LP, 5.63%, 3/01/23		250	259,687
GEO Group, Inc.:
5.88%, 1/15/22		135	140,231
5.88%, 10/15/24		1,310	1,360,763
6.00%, 4/15/26		575	598,655
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18		125	126,875
4.88%, 11/01/20		1,025	1,083,917
5.38%, 11/01/23		250	270,063
5.38%, 4/15/26		803	875,270
Iron Mountain, Inc.:
6.00%, 10/01/20 (b)		650	672,750
4.38%, 6/01/21 (b)		300	311,250
6.00%, 8/15/23		200	211,500
5.75%, 8/15/24		850	873,375
iStar, Inc., 5.00%, 7/01/19		725	734,516
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 5/01/24		7,027	7,641,863
4.50%, 9/01/26		2,229	2,245,717
MPT Operating Partnership LP/MPT Finance Corp.:
6.38%, 3/01/24		255	277,950
5.25%, 8/01/26		355	370,975
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 2/01/21		200	207,651
Simon Property Group LP:
2.50%, 9/01/20		1,900	1,929,279
4.38%, 3/01/21		500	534,169
3.25%, 11/30/26		3,000	3,013,701
6.75%, 2/01/40		200	268,154
4.75%, 3/15/42		800	855,849
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/23 (b)		340	350,200

See Notes to Financial Statements.

50	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
8.25%, 10/15/23	USD	2,301	$2,370,030
7.13%, 12/15/24 (b)		3,256	3,190,880
Ventas Realty LP/Ventas Capital Corp., 2.00%, 2/15/18		1,250	1,251,855
Vornado Realty LP, 2.50%, 6/30/19		387	390,518
Welltower, Inc., 2.25%, 3/15/18		810	812,610

			49,489,834
Food & Staples Retailing — 0.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 6/15/24 (b)		1,406	1,321,640
5.75%, 3/15/25 (b)		988	884,260
Casino Guichard Perrachon SA:
5.98%, 5/26/21	EUR	200	279,849
4.56%, 1/25/23		2,600	3,491,290
4.50%, 3/07/24		1,000	1,326,214
Costco Wholesale Corp., 2.75%, 5/18/24	USD	1,600	1,608,029
CVS Health Corp.:
2.80%, 7/20/20		390	399,086
2.13%, 6/01/21		385	382,587
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26 (b)		597	614,910
Fresh Market, Inc., 9.75%, 5/01/23 (b)		500	408,750
Ingles Markets, Inc., 5.75%, 6/15/23		500	497,500
Rite Aid Corp.:
9.25%, 3/15/20		600	623,250
6.75%, 6/15/21		598	621,262
6.13%, 4/01/23 (b)		1,835	1,818,944
7.70%, 2/15/27		73	72,270
Safeway, Inc., 7.25%, 2/01/31		200	184,000
Tesco PLC:
5.50%, 11/15/17 (b)		1,000	1,009,592
6.15%, 11/15/37 (b)		700	734,856
U.S. Foods, Inc., 5.88%, 6/15/24 (b)		400	417,500
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19		3,980	4,051,560
Wal-Mart Stores, Inc.:
7.55%, 2/15/30		445	652,570
6.20%, 4/15/38		289	395,443
4.30%, 4/22/44		3,100	3,444,357

			25,239,719
Food Products — 0.2%
Arcor SAIC, 6.00%, 7/06/23 (b)		6,727	7,177,709
B&G Foods, Inc.:
4.63%, 6/01/21		475	486,281
5.25%, 4/01/25		765	797,513
Bestfoods, 6.63%, 4/15/28		125	161,909
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25 (b)		1,490	1,596,163
Darling Global Finance BV, 4.75%, 5/30/22	EUR	416	517,870
Dean Foods Co., 6.50%, 3/15/23 (b)	USD	500	518,125
Grupo Bimbo SAB de CV, 4.50%, 1/25/22		5,364	5,749,173
Japfa Comfeed Indonesia Tbk PT, 5.50%, 3/31/22		2,750	2,706,575
JBS USA LUX SA/JBS USA Finance, Inc.:
8.25%, 2/01/20 (b)		100	101,250
7.25%, 6/01/21 (b)		1,100	1,117,875
7.25%, 6/01/21 (b)		100	101,625
5.88%, 7/15/24 (b)		1,345	1,334,913
5.75%, 6/15/25 (b)		2,878	2,849,220
Kraft Heinz Foods Co., 2.00%, 7/02/18		1,000	1,002,771
Lamb Weston Holdings, Inc.:
4.63%, 11/01/24 (b)		400	417,500
4.88%, 11/01/26 (b)		800	836,328
Mead Johnson Nutrition Co., 4.13%, 11/15/25		1,000	1,084,196

Corporate Bonds		Par (000)	Value
Food Products (continued)
Pilgrim’s Pride Corp., 5.75%, 3/15/25 (b)	USD	335	$343,375
Post Holdings, Inc.:
6.00%, 12/15/22 (b)		400	423,000
5.50%, 3/01/25 (b)		1,587	1,674,285
5.00%, 8/15/26 (b)		3,526	3,618,557
5.75%, 3/01/27 (b)		614	650,840
Tereos Finance Groupe I SA, 4.13%, 6/16/23	EUR	400	484,409
TreeHouse Foods, Inc., 6.00%, 2/15/24 (b)	USD	530	568,425
WhiteWave Foods Co., 5.38%, 10/01/22		325	369,373

			36,689,260
Gas Utilities — 0.0%
Atmos Energy Corp.:
4.15%, 1/15/43		395	413,020
4.13%, 10/15/44		270	285,863
ENN Energy Holdings Ltd., 3.25%, 7/24/22		2,155	2,157,722
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.13%, 7/15/19		1,285	1,273,756
7.50%, 11/01/23 (b)		550	530,750
6.13%, 3/01/25 (b)		350	317,625

			4,978,736
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories:
2.35%, 11/22/19		1,205	1,217,773
2.90%, 11/30/21		720	732,727
Alere, Inc., 6.38%, 7/01/23 (b)		2,960	3,182,000
Becton Dickinson and Co., 2.40%, 6/05/20		1,005	1,011,213
Danaher Corp., 3.35%, 9/15/25		2,000	2,090,132
Hologic, Inc., 5.25%, 7/15/22 (b)		2,774	2,930,037
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 2/15/21 (b)		450	475,875
Medtronic, Inc.:
3.15%, 3/15/22		5,000	5,213,235
3.50%, 3/15/25		2,000	2,096,638
4.38%, 3/15/35		1,997	2,211,885
4.63%, 3/15/45		2,000	2,267,780
Stryker Corp., 2.00%, 3/08/19		965	968,846
Universal Hospital Services, Inc., 7.63%, 8/15/20		500	508,750

			24,906,891
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.:
5.63%, 2/15/23		2,397	2,498,873
6.50%, 3/01/24		240	257,400
Aetna, Inc.:
2.20%, 3/15/19		760	765,167
2.75%, 11/15/22		1,450	1,469,039
2.80%, 6/15/23		4,220	4,266,504
6.75%, 12/15/37		550	767,472
Anthem, Inc., 2.30%, 7/15/18		1,000	1,005,982
Ascension Health, 3.95%, 11/15/46		500	512,459
Catholic Health Initiatives, 4.35%, 11/01/42		310	286,805
Centene Corp.:
5.63%, 2/15/21		3,114	3,238,560
4.75%, 5/15/22		775	815,687
6.13%, 2/15/24		1,415	1,538,813
4.75%, 1/15/25		4,220	4,399,350
CHS/Community Health Systems, Inc.:
8.00%, 11/15/19		800	801,000
7.13%, 7/15/20		1,372	1,322,265
5.13%, 8/01/21		1,025	1,031,406
6.88%, 2/01/22		901	772,607
6.25%, 3/31/23		4,867	4,988,675

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	51

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
DaVita, Inc.:
5.75%, 8/15/22	USD	1,000	$1,032,500
5.13%, 7/15/24		2,994	3,078,206
5.00%, 5/01/25		1,075	1,090,910
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)		548	516,490
Eagle Holding Co. II LLC, 7.63% (7.63% Cash and 8.38% PIK), 5/15/22 (b)(i)		1,186	1,233,440
Envision Healthcare Corp.:
5.13%, 7/01/22 (b)		15,345	15,843,713
5.63%, 7/15/22		5,001	5,188,537
6.25%, 12/01/24 (b)		576	620,640
HCA Healthcare, Inc., 6.25%, 2/15/21		125	135,781
HCA, Inc.:
3.75%, 3/15/19		1,100	1,124,750
4.25%, 10/15/19		300	309,750
6.50%, 2/15/20		4,229	4,620,183
7.50%, 2/15/22		2,657	3,068,835
4.75%, 5/01/23		900	947,250
5.88%, 5/01/23		5,324	5,823,125
5.00%, 3/15/24		6,095	6,469,843
5.38%, 2/01/25		6,056	6,449,640
5.25%, 4/15/25		1,840	1,996,400
5.88%, 2/15/26		2,332	2,541,880
5.25%, 6/15/26		2,150	2,327,375
4.50%, 2/15/27		3,742	3,826,195
5.50%, 6/15/47		5,484	5,744,490
HealthSouth Corp., 5.75%, 11/01/24		2,078	2,119,560
HomeVi SAS, 6.88%, 8/15/21	EUR	211	259,158
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19	USD	1,360	1,365,100
Kaiser Foundation Hospitals, 3.15%, 5/01/27		1,986	2,001,282
Kindred Healthcare, Inc.:
8.00%, 1/15/20		500	502,500
6.38%, 4/15/22		600	556,500
8.75%, 1/15/23		200	199,250
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		1,000	1,010,967
LifePoint Health, Inc.:
5.50%, 12/01/21		800	830,500
5.88%, 12/01/23		330	350,625
5.38%, 5/01/24		400	417,040
Mallinckrodt International Finance SA, 4.75%, 4/15/23		350	309,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (b)		1,179	1,176,053
5.75%, 8/01/22 (b)		651	636,353
5.50%, 4/15/25 (b)		3,095	2,862,875
MEDNAX, Inc., 5.25%, 12/01/23 (b)		505	520,150
Memorial Sloan-Kettering Cancer Center, 4.20%, 7/01/55		200	204,172
Molina Healthcare, Inc., 5.38%, 11/15/22		430	457,950
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (b)		2,851	3,086,207
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (b)		1,800	1,935,000
Select Medical Corp., 6.38%, 6/01/21		500	515,000
Surgery Center Holdings, Inc.:
8.88%, 4/15/21 (b)		310	336,350
6.75%, 7/01/25 (b)		370	380,175
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	1,339	1,712,228
Synlab Unsecured Bondco PLC, 8.25%, 7/01/23		582	766,947
Team Health Holdings, Inc., 6.38%, 2/01/25 (b)	USD	2,873	2,815,540

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.:
4.75%, 6/01/20	USD	356	$368,905
6.00%, 10/01/20		2,995	3,208,394
4.50%, 4/01/21		600	610,500
4.38%, 10/01/21		700	712,250
7.50%, 1/01/22 (b)		1,555	1,679,400
8.13%, 4/01/22		8,860	9,533,360
6.75%, 6/15/23		196	193,550
4.63%, 7/15/24 (b)		2,484	2,471,580
5.13%, 5/01/25 (b)		1,699	1,709,619
7.00%, 8/01/25 (b)		54	53,325
Unilabs Subholding AB, 5.75%, 5/15/25	EUR	452	539,684
UnitedHealth Group, Inc.:
2.70%, 7/15/20	USD	2,000	2,048,382
2.13%, 3/15/21		1,095	1,096,099
3.35%, 7/15/22		6,200	6,497,792
4.63%, 7/15/35		400	453,133
5.95%, 2/15/41		765	996,478
4.25%, 3/15/43		410	438,196
4.75%, 7/15/45		1,925	2,223,206
4.20%, 1/15/47		2,000	2,135,314
Vizient, Inc., 10.38%, 3/01/24 (b)		500	578,125
Wellcare Health Plans, Inc., 5.25%, 4/01/25		810	858,600

			170,461,121
Health Care Technology — 0.0%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/01/25 (b)		690	713,287
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC/New Red Finance, Inc.:
4.63%, 1/15/22 (b)		450	460,125
6.00%, 4/01/22 (b)		1,750	1,806,875
4.25%, 5/15/24 (b)		4,617	4,642,948
Aramark Services, Inc.:
5.13%, 1/15/24		900	955,881
5.00%, 4/01/25 (b)		450	478,687
4.75%, 6/01/26		350	366,481
Boyd Gaming Corp.:
6.88%, 5/15/23		500	537,500
6.38%, 4/01/26		530	577,700
Burger King France SAS:
(3 mo. EURIBOR + 5.250%), 5.25%, 5/01/23 (a)	EUR	717	879,863
6.00%, 5/01/24		562	711,405
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance, Inc., 8.00%, 10/01/20	USD	9,526	9,787,965
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 4/15/27 (b)		380	400,900
Cirsa Funding Luxembourg SA:
5.75%, 5/15/21	EUR	200	250,970
5.88%, 5/15/23		580	724,701
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21		400	481,852
Diamond Resorts International, Inc., 7.75%, 9/01/23 (b)	USD	300	320,625
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (b)		670	676,700
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.63%, 4/01/25 (b)		625	647,656
4.88%, 4/01/27 (b)		400	417,000

See Notes to Financial Statements.

52	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
International Game Technology PLC:
5.63%, 2/15/20 (b)	USD	200	$211,840
6.25%, 2/15/22 (b)		500	547,500
4.75%, 2/15/23	EUR	791	1,019,524
6.50%, 2/15/25 (b)	USD	1,150	1,269,313
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21 (b)		600	625,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/01/24 (b)		1,000	1,042,500
5.25%, 6/01/26 (b)		964	1,021,840
4.75%, 6/01/27 (b)		1,242	1,280,813
MGM Resorts International:
8.63%, 2/01/19		700	768,250
5.25%, 3/31/20		1,776	1,884,336
6.75%, 10/01/20		8,671	9,624,810
6.63%, 12/15/21		5,280	5,940,000
7.75%, 3/15/22		2,899	3,406,035
6.00%, 3/15/23		950	1,052,125
4.63%, 9/01/26		599	606,068
NCL Corp. Ltd.:
4.63%, 11/15/20 (b)		350	359,187
4.75%, 12/15/21 (b)		500	517,500
NH Hotel Group SA, 3.75%, 10/01/23	EUR	645	807,529
Pinnacle Entertainment, Inc., 5.63%, 5/01/24 (b)	USD	550	570,625
Punch Taverns Finance B Ltd.:
Series A3, 7.37%, 9/30/21	GBP	110	159,259
Series A6, 5.94%, 9/30/22		306	430,124
Series A7, 5.27%, 3/30/24		691	943,346
Punch Taverns Finance PLC, (3 mo. LIBOR GBP + 5.500%), 5.79%, 10/15/27 (a)(b)		580	763,339
Scientific Games International, Inc.:
7.00%, 1/01/22 (b)	USD	9,096	9,687,240
10.00%, 12/01/22		4,018	4,480,070
Silversea Cruise Finance Ltd., 7.25%, 2/01/25 (b)		380	408,975
Six Flags Entertainment Corp.:
4.88%, 7/31/24 (b)		3,043	3,096,253
5.50%, 4/15/27 (b)		1,385	1,431,744
Snaitech SpA, 6.38%, 11/07/21	EUR	340	433,909
Starbucks Corp., 4.30%, 6/15/45	USD	1,000	1,085,894
Station Casinos LLC, 7.50%, 3/01/21		2,660	2,773,050
Stonegate Pub Co. Financing PLC:
(3 mo. LIBOR GBP + 4.375%), 4.66%, 3/15/22 (a)	GBP	275	365,458
4.88%, 3/15/22		575	777,682
Studio City Co. Ltd.:
7.25%, 11/30/21	USD	1,700	1,824,950
7.25%, 11/30/21 (b)		550	590,425
TVl Finance PLC, (3 mo. LIBOR GBP + 4.875%), 5.20%, 5/15/23 (a)	GBP	404	537,867
Vue International Bidco PLC, 7.88%, 7/15/20		800	1,079,383
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/23 (b)	USD	300	303,375
5.50%, 3/01/25 (b)		1,300	1,367,977
5.25%, 5/15/27 (b)		625	639,844

			90,861,293
Household Durables — 0.2%
APX Group, Inc.:
6.38%, 12/01/19		565	579,125
8.75%, 12/01/20		2,187	2,247,143
7.88%, 12/01/22		4,190	4,556,625

Corporate Bonds		Par (000)	Value
Household Durables (continued)
Beazer Homes USA, Inc., 8.75%, 3/15/22	USD	505	$563,615
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)		700	724,500
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 7/01/22 (b)		150	156,750
CalAtlantic Group, Inc.:
6.63%, 5/01/20		2,600	2,873,000
8.38%, 1/15/21		1,941	2,275,823
5.38%, 10/01/22		1,514	1,642,690
5.25%, 6/01/26		361	375,440
K Hovnanian Enterprises, Inc.:
10.00%, 7/15/22 (b)		653	688,915
10.50%, 7/15/24 (b)		632	676,872
Lennar Corp.:
4.50%, 6/15/19		450	465,097
4.50%, 11/15/19		105	108,917
4.75%, 4/01/21		680	717,230
4.13%, 1/15/22		425	437,482
4.75%, 11/15/22		450	477,563
4.88%, 12/15/23		2,040	2,167,500
4.50%, 4/30/24		475	494,000
4.75%, 5/30/25		375	393,750
Newell Brands, Inc., 3.15%, 4/01/21		1,115	1,146,630
PulteGroup, Inc.:
4.25%, 3/01/21		450	467,100
5.50%, 3/01/26		2,030	2,184,787
5.00%, 1/15/27		400	414,000
6.38%, 5/15/33		395	419,687
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		100	102,625
Tempur Sealy International, Inc., 5.50%, 6/15/26		1,857	1,912,710
TRI Pointe Group, Inc., 5.25%, 6/01/27		460	463,165

			29,732,741
Household Products — 0.2%
Avon International Operations, Inc., 7.88%, 8/15/22 (b)		345	362,250
Diamond BC BV, 5.63%, 8/15/25	EUR	470	563,339
Energizer Holdings, Inc., 5.50%, 6/15/25 (b)	USD	480	505,200
HRG Group, Inc.:
7.88%, 7/15/19		325	331,500
7.75%, 1/15/22		700	738,500
Kimberly-Clark Corp.:
6.63%, 8/01/37		650	915,838
3.90%, 5/04/47		400	406,245
Procter & Gamble Co.:
2.45%, 11/03/26		4,700	4,606,940
5.55%, 3/05/37		45	59,829
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
5.75%, 10/15/20		3,851	3,937,647
6.88%, 2/15/21		554	569,395
(3 mo. LIBOR US + 3.500%), 4.80%, 7/15/21 (a)(b)		2,187	2,233,474
5.13%, 7/15/23 (b)		1,186	1,248,265
7.00%, 7/15/24 (b)		4,067	4,397,444
RSI Home Products, Inc., 6.50%, 3/15/23 (b)		500	525,000
Spectrum Brands, Inc.:
6.63%, 11/15/22		5,300	5,545,125
5.75%, 7/15/25		790	845,300
4.00%, 10/01/26	EUR	371	459,252

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	53

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Household Products (continued)
Stena AB, 7.00%, 2/01/24 (b)	USD	500	$463,750
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)		1,116	1,149,480

			29,863,773
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.:
8.00%, 6/01/20		210	240,975
7.38%, 7/01/21		900	1,028,250
4.88%, 5/15/23		1,520	1,554,200
5.50%, 3/15/24		500	522,500
5.50%, 4/15/25		700	733,250
6.00%, 5/15/26		709	760,403
AES Panama SRL, 6.00%, 6/25/22 (b)		9,111	9,577,939
Calpine Corp.:
6.00%, 1/15/22 (b)		1,418	1,462,313
5.38%, 1/15/23		900	870,750
5.88%, 1/15/24 (b)		545	561,350
5.75%, 1/15/25		1,450	1,353,937
5.25%, 6/01/26 (b)		450	441,000
DPL, Inc., 7.25%, 10/15/21		150	164,063
Dynegy, Inc.:
6.75%, 11/01/19		2,950	3,058,781
7.38%, 11/01/22		2,794	2,822,499
5.88%, 6/01/23		300	288,000
7.63%, 11/01/24		1,177	1,160,816
8.00%, 1/15/25 (b)		500	495,000
InterGen NV, 7.00%, 6/30/23 (b)		500	490,000
Neerg Energy Ltd., 6.00%, 2/13/22		4,558	4,668,340
NRG Energy, Inc.:
7.88%, 5/15/21		286	294,580
6.25%, 7/15/22		675	707,906
6.63%, 3/15/23		300	310,687
6.25%, 5/01/24		1,340	1,390,250
7.25%, 5/15/26		425	449,437
6.63%, 1/15/27		4,039	4,150,073
NRG Yield Operating LLC, 5.38%, 8/15/24		505	527,725
TerraForm Power Operating LLC, 6.38%, 2/01/23 (b)(e)		465	483,600
United Photovoltaics Group Ltd., 8.25%, 1/25/20		496	499,733

			41,068,357
Industrial Conglomerates — 0.1%
3M Co.:
3.88%, 6/15/44		750	764,145
3.13%, 9/19/46		500	446,955
General Electric Co.:
3.10%, 1/09/23		5,000	5,205,640
6.75%, 3/15/32		187	259,404
6.15%, 8/07/37		215	284,945
5.88%, 1/14/38		1,001	1,290,047
6.88%, 1/10/39		152	219,677
4.50%, 3/11/44		1,000	1,108,444
Honeywell International, Inc., 2.50%, 11/01/26		2,000	1,923,712
Hutchison Whampoa International 11 Ltd., 4.63%, 1/13/22		1,663	1,787,670
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24		7,000	7,257,684
Koppers, Inc., 6.00%, 2/15/25 (b)		1,716	1,827,540
Roper Technologies, Inc., 2.80%, 12/15/21		375	379,157
Tyco Electronics Group SA:
3.70%, 2/15/26		1,110	1,150,710
3.13%, 8/15/27		395	391,836

			24,297,566

Corporate Bonds		Par (000)	Value
Insurance — 0.5%
ACE INA Holdings, Inc.:
2.70%, 3/13/23	USD	940	$951,285
3.35%, 5/15/24		590	612,018
Aflac, Inc.:
3.63%, 6/15/23		900	949,717
4.00%, 10/15/46		1,490	1,472,189
AIA Group Ltd., 2.25%, 3/11/19 (b)		780	779,977
Alliant Holdings Intermediate LLC, 8.25%, 8/01/23 (b)		680	725,900
Allstate Corp.:
4.50%, 6/15/43		960	1,042,964
4.20%, 12/15/46		240	253,404
American Equity Investment Life Holding Co., 5.00%, 6/15/27		350	364,339
American International Group, Inc.:
2.30%, 7/16/19		1,000	1,008,344
3.30%, 3/01/21		1,408	1,455,648
Ardonagh Midco 3 PLC:
8.38%, 7/15/23	GBP	900	1,192,032
8.63%, 7/15/23 (b)	USD	350	359,187
Assicurazioni Generali SpA:
(3 mo. EURIBOR + 7.113%), 7.75%, 12/12/42 (k)	EUR	1,100	1,668,413
(3 mo. EURIBOR + 5.350%), 5.50%, 10/27/47 (k)		4,320	5,979,595
(3 mo. EURIBOR + 5.350%), 5.00%, 6/08/48 (k)		1,005	1,342,282
AXIS Specialty Finance PLC, 2.65%, 4/01/19	USD	1,361	1,371,814
Berkshire Hathaway Finance Corp., 5.75%, 1/15/40		250	320,646
Berkshire Hathaway, Inc.:
2.75%, 3/15/23		1,010	1,030,533
3.13%, 3/15/26		2,180	2,221,529
4.50%, 2/11/43		2,180	2,421,960
BNP Paribas Cardif SA, (3 mo. EURIBOR + 3.930%), 4.03% (j)(k)	EUR	4,300	5,566,961
China Reinsurance Finance Corp. Ltd., 3.38%, 3/09/22	USD	2,378	2,357,216
Chubb Corp., 6.50%, 5/15/38		505	695,967
Credit Agricole Assurances SA, (5 yr. Euro Swap + 4.350%), 4.50% (j)(k)	EUR	1,300	1,677,533
Genworth Holdings, Inc., 7.63%, 9/24/21	USD	550	523,259
Groupama SA, 6.00%, 1/23/27	EUR	300	440,372
Hartford Financial Services Group, Inc., 5.50%, 3/30/20	USD	1,150	1,249,392
HUB International Ltd., 7.88%, 10/01/21 (b)		2,309	2,412,905
Loews Corp., 3.75%, 4/01/26		2,000	2,082,392
Manulife Financial Corp., 5.38%, 3/04/46		1,000	1,204,474
Marsh & McLennan Cos., Inc.:
2.35%, 3/06/20		1,705	1,720,355
2.75%, 1/30/22		500	506,461
3.30%, 3/14/23		1,880	1,937,776
4.35%, 1/30/47		1,675	1,777,391
MetLife, Inc.:
3.05%, 12/15/22		3,000	3,068,649
6.38%, 6/15/34		720	940,523
4.88%, 11/13/43		220	250,534
4.05%, 3/01/45		1,500	1,513,895
4.60%, 5/13/46		200	221,202
Old Mutual PLC, 8.00%, 6/03/21	GBP	350	537,379
Pension Insurance Corp. PLC, 6.50%, 7/03/24		225	318,625
Principal Life Global Funding II, 2.20%, 4/08/20 (b)	USD	1,500	1,501,235
Progressive Corp.:
6.25%, 12/01/32		520	679,564
4.13%, 4/15/47		1,200	1,261,128

See Notes to Financial Statements.

54	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Insurance (continued)
Prudential Financial, Inc.:
2.35%, 8/15/19	USD	750	$756,658
5.38%, 6/21/20		750	818,041
4.60%, 5/15/44		1,500	1,650,255
QBE Insurance Group Ltd., (10 yr. Swap Semi 30/360 US + 4.395%), 5.88%, 6/17/46 (k)		677	724,511
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (b)		10,506	12,081,900
Travelers Cos., Inc.:
4.30%, 8/25/45		500	534,606
3.75%, 5/15/46		600	587,273
4.00%, 5/30/47		235	241,449
Travelers Property Casualty Corp., 6.38%, 3/15/33		345	448,770
Union Life Insurance Co. Ltd., 3.00%, 9/19/21		3,350	3,201,662
USIS Merger Sub, Inc., 6.88%, 5/01/25 (b)		354	366,390
XLIT Ltd., 2.30%, 12/15/18		250	251,630

			83,632,109
Internet & Direct Marketing Retail — 0.1%
Liberty Interactive LLC, 8.25%, 2/01/30		350	381,500
Netflix, Inc.:
5.38%, 2/01/21		410	442,800
5.50%, 2/15/22		2,047	2,215,877
5.88%, 2/15/25		650	728,000
4.38%, 11/15/26 (b)		3,946	3,995,325
3.63%, 5/15/27	EUR	919	1,117,282

			8,880,784
Internet Software & Services — 0.1%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19	USD	1,185	1,195,983
3.13%, 11/28/21		500	512,057
3.60%, 11/28/24		500	517,015
4.50%, 11/28/34		600	658,762
Alphabet, Inc., 2.00%, 8/15/26		1,800	1,698,813
Baidu, Inc.:
2.75%, 6/09/19		550	554,572
3.00%, 6/30/20		1,000	1,015,718
2.88%, 7/06/22		1,515	1,522,058
eBay, Inc., 2.15%, 6/05/20		4,070	4,083,647
GTT Communications, Inc., 7.88%, 12/31/24 (b)		1,050	1,128,750
Open Text Corp.:
5.63%, 1/15/23 (b)		565	593,250
5.88%, 6/01/26 (b)		635	687,387
United Group BV:
4.38%, 7/01/22	EUR	427	504,933
(3 mo. EURIBOR + 4.375%), 4.05%, 7/01/23 (a)		658	784,585
4.88%, 7/01/24		674	792,892
VeriSign, Inc.:
4.63%, 5/01/23	USD	500	513,750
4.75%, 7/15/27 (b)		318	322,770

			17,086,942
IT Services — 0.3%
Automatic Data Processing, Inc., 3.38%, 9/15/25		2,080	2,174,858
Booz Allen Hamilton, Inc., 5.13%, 5/01/25 (b)		440	438,900
Conduent Finance, Inc./Xerox Business Services LLC, 10.50%, 12/15/24 (b)		400	468,000
First Data Corp.:
5.38%, 8/15/23 (b)		945	986,344
7.00%, 12/01/23 (b)		7,232	7,801,520
5.00%, 1/15/24 (b)		1,245	1,294,800

Corporate Bonds		Par (000)	Value
IT Services (continued)
5.75%, 1/15/24 (b)	USD	8,983	$9,488,294
Gartner, Inc., 5.13%, 4/01/25 (b)		1,359	1,437,143
International Business Machines Corp.:
3.63%, 2/12/24		560	588,956
3.45%, 2/19/26		1,000	1,026,114
5.88%, 11/29/32		435	551,165
4.70%, 2/19/46		1,500	1,671,937
Iron Mountain Europe PLC, 6.13%, 9/15/22	GBP	140	194,100
Mastercard, Inc.:
3.38%, 4/01/24	USD	2,250	2,357,159
2.95%, 11/21/26		1,840	1,849,875
3.80%, 11/21/46		1,250	1,273,747
Sabre GLBL, Inc.:
5.38%, 4/15/23 (b)		430	449,350
5.25%, 11/15/23 (b)		305	317,200
Visa, Inc.:
4.15%, 12/14/35		1,275	1,385,069
4.30%, 12/14/45		2,590	2,840,847
WEX, Inc., 4.75%, 2/01/23 (b)		1,360	1,370,200

			39,965,578
Leisure Products — 0.1%
Universal Entertainment Corp., 8.50% (8.50% Cash or 8.50% PIK), 8/24/20 (b)(i)		12,828	13,149,123
Life Sciences Tools & Services — 0.1%
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (b)		2,357	2,580,915
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (b)		2,880	3,060,000
Quintiles IMS, Inc.:
4.88%, 5/15/23 (b)		550	570,625
3.25%, 3/15/25 (b)	EUR	525	638,499
3.25%, 3/15/25		300	364,857
5.00%, 10/15/26 (b)	USD	700	733,250
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (b)		113	116,955
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/18		190	190,952
2.40%, 2/01/19		3,000	3,024,357

			11,280,410
Machinery — 0.3%
Allison Transmission, Inc., 5.00%, 10/01/24 (b)		655	677,925
Amsted Industries, Inc., 5.00%, 3/15/22 (b)		500	517,500
Bombardier, Inc.:
4.75%, 4/15/19 (b)		450	459,563
7.75%, 3/15/20 (b)		750	819,375
8.75%, 12/01/21 (b)		2,126	2,413,010
5.75%, 3/15/22 (b)		5,970	6,059,550
6.00%, 10/15/22 (b)		2,526	2,573,363
6.13%, 1/15/23 (b)		1,611	1,643,220
7.50%, 3/15/25 (b)		4,324	4,578,035
Caterpillar Financial Services Corp., 1.70%, 8/09/21		3,000	2,951,757
Caterpillar, Inc., 3.80%, 8/15/42		750	753,552
CMF SpA, 9.00%, 6/15/22	EUR	193	227,376
Colfax Corp., 3.25%, 5/15/25		622	754,030
Deere & Co.:
5.38%, 10/16/29	USD	695	849,612
3.90%, 6/09/42		900	944,942
Fortive Corp., 1.80%, 6/15/19		520	516,746
Gates Global LLC/Gates Global Co.:
5.75%, 7/15/22	EUR	484	587,281

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	55

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Machinery (continued)
6.00%, 7/15/22 (b)	USD	3,506	$3,580,503
Grinding Media, Inc./MC Grinding Media Canada, Inc., 7.38%, 12/15/23 (b)		3,214	3,463,085
Illinois Tool Works, Inc.:
3.50%, 3/01/24		2,526	2,659,009
3.90%, 9/01/42		250	256,526
John Deere Capital Corp., 2.65%, 6/24/24		755	754,552
Mercer International, Inc., 6.50%, 2/01/24 (b)		244	255,590
Parker-Hannifin Corp., 4.10%, 3/01/47 (b)		1,000	1,034,307
Pentair Finance SA, 1.88%, 9/15/17		1,240	1,240,308
Snap-on, Inc., 3.25%, 3/01/27		1,250	1,273,056
SPX FLOW, Inc.:
5.63%, 8/15/24 (b)		1,510	1,562,850
5.88%, 8/15/26 (b)		620	643,250
Stanley Black & Decker, Inc., 1.62%, 11/17/18		670	669,536
Terex Corp., 5.63%, 2/01/25 (b)		1,510	1,574,175
WESCO Distribution, Inc., 5.38%, 12/15/21		200	206,000
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/22		4,100	4,115,170

			50,614,754
Media — 1.7%
Altice Luxembourg SA:
7.25%, 5/15/22	EUR	1,276	1,604,448
7.75%, 5/15/22 (b)	USD	5,645	5,997,813
6.25%, 2/15/25	EUR	500	648,868
7.63%, 2/15/25 (b)	USD	1,431	1,566,945
Altice U.S. Finance I Corp.:
5.38%, 7/15/23 (b)		8,926	9,372,300
5.50%, 5/15/26 (b)		950	1,007,000
AMC Entertainment Holdings, Inc., 5.88%, 11/15/26		320	326,368
AMC Networks, Inc.:
4.75%, 12/15/22		500	514,375
5.00%, 4/01/24		1,815	1,869,450
4.75%, 8/01/25		3,511	3,541,897
Banijay Group SAS, 4.00%, 7/01/22	EUR	481	587,912
Block Communications, Inc., 6.88%, 2/15/25 (b)	USD	350	377,125
Cablevision SA, 6.50%, 6/15/21 (b)		6,736	7,138,948
Cablevision Systems Corp.:
8.63%, 9/15/17		1,258	1,265,863
7.75%, 4/15/18		1,753	1,814,355
8.00%, 4/15/20		3,480	3,901,080
5.88%, 9/15/22		450	475,313
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 3/15/21		450	462,937
5.25%, 9/30/22		800	825,000
5.13%, 2/15/23		1,000	1,035,000
5.13%, 5/01/23 (b)		800	840,000
5.75%, 1/15/24		425	447,313
5.88%, 4/01/24 (b)		1,000	1,073,750
5.38%, 5/01/25 (b)		1,200	1,276,500
5.75%, 2/15/26 (b)		1,500	1,612,500
5.50%, 5/01/26 (b)		800	850,000
5.13%, 5/01/27 (b)		19,298	19,949,307
5.88%, 5/01/27 (b)		630	677,641
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/21 (b)		2,850	2,913,213
5.13%, 12/15/21 (b)		1,147	1,172,440
7.75%, 7/15/25 (b)		2,120	2,366,450
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.46%, 7/23/22		3,810	4,077,134
4.91%, 7/23/25		1,215	1,305,644
Cinemark USA, Inc., 4.88%, 6/01/23		500	508,500

Corporate Bonds		Par (000)	Value
Media (continued)
Clear Channel International BV, 8.75%, 12/15/20 (b)	USD	370	$394,050
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		3,870	3,899,025
6.50%, 11/15/22		14,103	14,614,234
6.50%, 11/15/22		3,528	3,633,840
Columbus Cable Barbados Ltd., 7.38%, 3/30/21 (b)		755	805,963
Comcast Corp.:
1.63%, 1/15/22		3,000	2,933,520
3.30%, 2/01/27		2,700	2,754,254
4.20%, 8/15/34		1,050	1,108,352
4.40%, 8/15/35		250	271,008
3.20%, 7/15/36		3,000	2,823,576
6.95%, 8/15/37		965	1,362,878
4.60%, 8/15/45		850	927,945
3.40%, 7/15/46		2,000	1,816,172
CSC Holdings LLC:
8.63%, 2/15/19		100	109,500
6.75%, 11/15/21		1,000	1,112,500
10.13%, 1/15/23 (b)		2,735	3,182,856
5.25%, 6/01/24		1,799	1,868,261
6.63%, 10/15/25 (b)		5,471	6,031,777
10.88%, 10/15/25 (b)		4,705	5,869,487
5.50%, 4/15/27 (b)		970	1,033,050
DISH DBS Corp.:
7.88%, 9/01/19		1,150	1,269,025
5.13%, 5/01/20		225	236,205
6.75%, 6/01/21		700	773,500
5.88%, 7/15/22		4,149	4,515,938
5.00%, 3/15/23		2,588	2,684,248
5.88%, 11/15/24		3,372	3,657,777
7.75%, 7/01/26		8,269	9,902,127
Gray Television, Inc.:
5.13%, 10/15/24 (b)		325	332,719
5.88%, 7/15/26 (b)		521	539,235
iHeartCommunications, Inc.:
9.00%, 12/15/19		850	686,375
10.63%, 3/15/23		1,270	946,150
Interpublic Group of Cos., Inc., 2.25%, 11/15/17		1,311	1,311,176
Lamar Media Corp.:
5.88%, 2/01/22		100	103,250
5.00%, 5/01/23		335	348,400
5.38%, 1/15/24		400	421,000
Lions Gate Entertainment Corp., 5.88%, 11/01/24 (b)		2,421	2,542,050
Live Nation Entertainment, Inc., 4.88%, 11/01/24 (b)		340	348,500
MDC Partners, Inc., 6.50%, 5/01/24 (b)		1,713	1,721,565
Midcontinent Communications/Midcontinent Finance Corp.:
6.25%, 8/01/21 (b)		4,070	4,197,187
6.88%, 8/15/23 (b)		1,172	1,270,331
NBCUniversal Enterprise, Inc., (3 mo. LIBOR US + 0.400%), 1.70%, 4/01/21 (a)(b)		2,295	2,300,767
NBCUniversal Media LLC:
4.38%, 4/01/21		890	962,272
4.45%, 1/15/43		350	375,237
Nexstar Broadcasting, Inc., 5.63%, 8/01/24 (b)		570	589,237
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/01/20		600	607,500
5.00%, 4/15/22 (b)		1,850	1,907,813
Omnicom Group, Inc., 4.45%, 8/15/20		2,300	2,455,565
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		2,660	2,753,100

See Notes to Financial Statements.

56	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
5.63%, 2/15/24	USD	300	$313,125
Quebecor Media, Inc., 5.75%, 1/15/23		650	700,375
Regal Entertainment Group, 5.75%, 3/15/22		525	547,260
SFR Group SA:
5.38%, 5/15/22	EUR	1,448	1,789,148
6.00%, 5/15/22	USD	200	209,246
6.00%, 5/15/22 (b)		5,526	5,781,467
6.25%, 5/15/24 (b)		1,000	1,056,250
7.38%, 5/01/26 (b)		15,276	16,536,270
Sinclair Television Group, Inc.:
5.38%, 4/01/21		600	616,500
6.13%, 10/01/22		100	103,500
5.63%, 8/01/24 (b)		325	338,000
Sirius XM Radio, Inc.:
5.75%, 8/01/21 (b)		600	617,220
3.88%, 8/01/22 (b)		525	535,500
4.63%, 5/15/23 (b)		350	360,500
6.00%, 7/15/24 (b)		1,200	1,294,500
5.38%, 4/15/25 (b)		795	834,750
5.38%, 7/15/26 (b)		580	607,869
5.00%, 8/01/27 (b)		900	919,242
Sky PLC:
6.10%, 2/15/18 (b)		346	354,080
2.63%, 9/16/19 (b)		1,250	1,260,327
TEGNA, Inc.:
5.13%, 10/15/19		590	599,587
5.13%, 7/15/20		150	153,937
6.38%, 10/15/23		700	741,125
5.50%, 9/15/24 (b)		425	442,531
Time, Inc., 5.75%, 4/15/22 (b)		475	489,844
Townsquare Media, Inc., 6.50%, 4/01/23 (b)		1,340	1,350,050
Tribune Media Co., 5.88%, 7/15/22		2,538	2,658,555
Unitymedia GmbH:
6.13%, 1/15/25 (b)		600	645,000
3.75%, 1/15/27	EUR	300	362,242
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (b)	USD	900	933,750
5.75%, 1/15/23	EUR	898	1,116,339
4.00%, 1/15/25		356	446,734
5.00%, 1/15/25 (b)	USD	980	1,033,900
4.63%, 2/15/26	EUR	158	203,907
3.50%, 1/15/27		244	299,461
6.25%, 1/15/29		1,727	2,330,307
Univision Communications, Inc.:
6.75%, 9/15/22 (b)	USD	950	986,813
5.13%, 5/15/23 (b)		680	693,600
5.13%, 2/15/25 (b)		2,710	2,716,775
Videotron Ltd.:
5.00%, 7/15/22		450	481,500
5.38%, 6/15/24 (b)		400	426,500
Videotron Ltd./Videotron Ltd., 5.13%, 4/15/27 (b)		1,569	1,616,070
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	GBP	525	719,521
Virgin Media Secured Finance PLC:
5.13%, 1/15/25		200	278,090
5.25%, 1/15/26 (b)	USD	2,465	2,563,600
5.50%, 8/15/26 (b)		500	530,000
4.88%, 1/15/27	GBP	812	1,116,885
6.25%, 3/28/29		1,043	1,498,610
Walt Disney Co.:
1.85%, 7/30/26	USD	2,000	1,835,714

Corporate Bonds		Par (000)	Value
Media (continued)
4.13%, 6/01/44	USD	500	$523,573
3.00%, 7/30/46		675	580,327
WMG Acquisition Corp.:
6.75%, 4/15/22 (b)		400	420,000
4.13%, 11/01/24	EUR	425	532,948
Ziggo Bond Co. BV, 7.13%, 5/15/24		1,249	1,670,774
Ziggo Bond Finance BV:
5.88%, 1/15/25 (b)	USD	2,881	2,981,835
6.00%, 1/15/27 (b)		400	413,545
Ziggo Secured Finance BV:
4.25%, 1/15/27	EUR	200	251,034
5.50%, 1/15/27 (b)	USD	1,500	1,552,500

			262,686,498
Metals & Mining — 1.1%
Alcoa Nederland Holding BV:
6.75%, 9/30/24 (b)		500	551,250
7.00%, 9/30/26 (b)		885	982,350
Aleris International, Inc., 9.50%, 4/01/21 (b)		510	538,050
Allegheny Technologies, Inc.:
5.95%, 1/15/21		497	504,455
7.88%, 8/15/23		350	367,500
Anglo American Capital PLC:
9.38%, 4/08/19 (b)		500	558,595
3.63%, 5/14/20 (b)		940	963,500
4.45%, 9/27/20 (b)		425	445,187
3.50%, 3/28/22	EUR	1,180	1,558,469
4.13%, 9/27/22 (b)	USD	700	726,250
3.25%, 4/03/23	EUR	420	553,052
4.88%, 5/14/25 (b)	USD	1,130	1,206,275
4.75%, 4/10/27 (b)		550	585,750
ArcelorMittal:
5.75%, 8/05/20		300	324,000
6.00%, 3/01/21		700	766,500
3.00%, 4/09/21	EUR	200	255,102
3.13%, 1/14/22		100	128,959
6.75%, 2/25/22	USD	800	902,000
6.13%, 6/01/25		500	570,625
7.50%, 10/15/39		1,768	2,086,240
7.25%, 3/01/41		1,854	2,141,370
Arconic, Inc.:
5.72%, 2/23/19		299	313,965
6.15%, 8/15/20		1,980	2,160,061
5.40%, 4/15/21		1,000	1,067,800
5.87%, 2/23/22		2,840	3,116,900
5.13%, 10/01/24		4,848	5,157,060
5.90%, 2/01/27		864	951,515
6.75%, 1/15/28		513	578,407
5.95%, 2/01/37		1,521	1,565,717
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, 6.50%, 5/15/21 (b)		325	342,875
Bohai General Capital Ltd., 6.40%, 10/16/17	CNY	11,400	1,440,442
Cliffs Natural Resources, Inc.:
8.25%, 3/31/20 (b)	USD	1,192	1,339,808
5.75%, 3/01/25 (b)		720	702,000
Constellium NV:
7.88%, 4/01/21 (b)		766	817,705
4.63%, 5/15/21	EUR	420	504,712
7.00%, 1/15/23		300	375,453
8.00%, 1/15/23 (b)	USD	5,615	5,909,787
6.63%, 3/01/25 (b)		2,918	2,918,000
Eldorado Gold Corp., 6.13%, 12/15/20 (b)		375	382,500

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	57

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
First Quantum Minerals Ltd.:
7.00%, 2/15/21 (b)	USD	3,055	$3,169,563
7.50%, 4/01/25 (b)		409	419,839
FMG Resources August Pty. Ltd.:
9.75%, 3/01/22 (b)		1,994	2,265,583
4.75%, 5/15/22 (b)		555	570,263
5.13%, 5/15/24 (b)		545	565,437
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		7,449	7,439,689
3.10%, 3/15/20		3,808	3,784,200
6.50%, 11/15/20		400	411,500
4.00%, 11/14/21		1,650	1,647,937
3.55%, 3/01/22		3,053	2,961,410
6.88%, 2/15/23		500	542,500
3.88%, 3/15/23		11,093	10,718,611
4.55%, 11/14/24		600	586,500
5.40%, 11/14/34		1,341	1,261,801
5.45%, 3/15/43		10,215	9,397,800
Hudbay Minerals, Inc., 7.63%, 1/15/25 (b)		410	449,975
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (b)		714	815,745
JSW Steel Ltd., 5.25%, 4/13/22		2,600	2,628,590
Kinross Gold Corp.:
5.13%, 9/01/21		300	318,656
4.50%, 7/15/27 (b)		884	880,685
6.88%, 9/01/41		405	435,375
Lundin Mining Corp., 7.50%, 11/01/20 (b)		300	314,700
New Gold, Inc., 6.25%, 11/15/22 (b)		350	362,250
Newmont Mining Corp., 3.50%, 3/15/22		722	750,360
Novelis Corp.:
6.25%, 8/15/24 (b)		4,863	5,204,383
5.88%, 9/30/26 (b)		8,300	8,735,750
Nyrstar Netherlands Holdings BV, 6.88%, 3/15/24	EUR	300	364,017
Nyrstar NV, 4.25%, 9/25/18 (m)		100	120,451
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/22 (b)	USD	374	383,631
Shougang Group Co. Ltd., 1.35%, 8/07/20	EUR	2,175	2,582,275
Southern Copper Corp., 5.38%, 4/16/20	USD	10,643	11,494,440
Steel Dynamics, Inc.:
5.13%, 10/01/21		3,055	3,146,650
6.38%, 8/15/22		2,340	2,427,750
5.50%, 10/01/24		275	294,250
5.00%, 12/15/26		320	337,600
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25 (b)		500	515,000
Teck Cominco Ltd., 6.13%, 10/01/35		833	903,805
Teck Resources Ltd.:
4.75%, 1/15/22		450	473,449
3.75%, 2/01/23		5,603	5,652,026
8.50%, 6/01/24 (b)		3,116	3,614,560
6.00%, 8/15/40		2,841	3,025,665
6.25%, 7/15/41		650	706,063
5.20%, 3/01/42		3,527	3,421,190
5.40%, 2/01/43		2,247	2,202,060
thyssenkrupp AG:
2.75%, 3/08/21	EUR	200	250,711
1.38%, 3/03/22		1,125	1,336,112
United States Steel Corp., 8.38%, 7/01/21 (b)	USD	1,916	2,119,575
Vedanta Resources PLC:
8.25%, 6/07/21		2,808	3,137,940
6.38%, 7/30/22		3,187	3,306,513
7.13%, 5/31/23		4,150	4,367,875

			169,182,896

Corporate Bonds		Par (000)	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.00%, 12/15/21	USD	1,907	$1,988,047
Multiline Retail — 0.0%
Dollar Tree, Inc.:
5.25%, 3/01/20		587	604,243
5.75%, 3/01/23		4,335	4,589,681
JC Penney Corp., Inc.:
8.13%, 10/01/19		126	137,498
5.88%, 7/01/23 (b)		315	318,937
6.38%, 10/15/36		1,163	860,620
7.63%, 3/01/97		300	202,500
Target Corp., 2.50%, 4/15/26		2,000	1,919,480

			8,632,959
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co.:
6.13%, 4/01/36		750	978,318
4.50%, 2/01/45		1,750	1,921,931
CenterPoint Energy Houston Electric LLC, 2.40%, 9/01/26		1,300	1,242,436
Consolidated Edison Co. of New York, Inc.:
6.75%, 4/01/38		400	556,259
4.50%, 12/01/45		1,650	1,836,288
3.88%, 6/15/47		700	717,390
4.63%, 12/01/54		250	280,794
Dominion Energy Gas Holdings LLC, 4.60%, 12/15/44		450	471,307
DTE Electric Co.:
4.30%, 7/01/44		250	270,369
3.70%, 3/15/45		320	317,524
3.75%, 8/15/47		700	699,622
Pacific Gas & Electric Co.:
6.05%, 3/01/34		1,585	2,057,950
5.80%, 3/01/37		250	320,377
4.75%, 2/15/44		295	340,186
4.00%, 12/01/46		1,000	1,033,303
Public Service Electric & Gas Co., 3.00%, 5/15/27		4,100	4,111,583
South Carolina Electric & Gas Co., 4.50%, 6/01/64		915	905,896
Southern California Gas Co., 3.15%, 9/15/24		800	822,405
Tampa Electric Co., 6.15%, 5/15/37		250	312,303
Virginia Electric & Power Co.:
2.95%, 1/15/22		965	989,012
8.88%, 11/15/38		400	675,220
4.65%, 8/15/43		450	503,345
4.20%, 5/15/45		500	526,123
Wisconsin Electric Power Co., 2.95%, 9/15/21		1,000	1,027,688

			22,917,629
Oil, Gas & Consumable Fuels — 1.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24 (b)		830	871,500
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.63%, 5/20/24		550	570,625
5.50%, 5/20/25		500	505,000
5.88%, 8/20/26		500	512,500
5.75%, 5/20/27		350	353,500
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24		450	464,625
Antero Resources Corp.:
5.38%, 11/01/21		675	693,353
5.13%, 12/01/22		1,292	1,311,380
5.63%, 6/01/23		440	451,000

See Notes to Financial Statements.

58	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
5.00%, 3/01/25	USD	400	$394,000
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 4/01/22 (b)		1,055	1,081,375
Blackstone CQP Holdco LP, 6.50%, 3/20/21 (b)		6,219	6,413,648
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (b)		500	511,250
Bukit Makmur Mandiri Utama PT, 7.75%, 2/13/22		3,500	3,609,259
California Resources Corp., 8.00%, 12/15/22 (b)		479	305,363
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		861	855,619
Cheniere Corpus Christi Holdings LLC:
7.00%, 6/30/24		3,277	3,752,165
5.88%, 3/31/25		7,479	8,105,366
5.13%, 6/30/27 (b)		4,232	4,406,570
Chesapeake Energy Corp., 8.00%, 12/15/22 (b)		260	275,600
Chevron Corp., 2.90%, 3/03/24		1,935	1,963,108
Concho Resources, Inc.:
5.50%, 10/01/22		300	309,375
5.50%, 4/01/23		1,000	1,032,500
4.38%, 1/15/25		450	464,063
ConocoPhillips Co.:
5.75%, 2/01/19		236	249,749
2.20%, 5/15/20		500	502,741
4.95%, 3/15/26		1,500	1,689,577
6.50%, 2/01/39		745	982,115
4.30%, 11/15/44		1,000	1,025,156
5.95%, 3/15/46		600	770,433
CONSOL Energy, Inc.:
5.88%, 4/15/22		19,133	19,216,707
8.00%, 4/01/23		90	95,625
Continental Resources, Inc.:
5.00%, 9/15/22		1,500	1,485,930
4.50%, 4/15/23		1,150	1,121,250
3.80%, 6/01/24		650	601,250
4.90%, 6/01/44		500	427,500
Corral Petroleum Holdings AB, 11.75% (11.75% Cash or 13.25% PIK), 5/15/21 (i)	EUR	200	259,251
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.25%, 4/01/23	USD	690	702,937
5.75%, 4/01/25		350	351,313
CrownRock LP/CrownRock Finance, Inc.:
7.13%, 4/15/21 (b)		2,185	2,250,550
7.75%, 2/15/23 (b)		295	314,175
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22		350	355,250
DCP Midstream Operating LP:
5.35%, 3/15/20 (b)		350	367,500
4.75%, 9/30/21 (b)		600	616,500
3.88%, 3/15/23		300	292,500
6.45%, 11/03/36 (b)		601	643,070
6.75%, 9/15/37 (b)		1,535	1,657,800
DEA Finance SA, 7.50%, 10/15/22	EUR	500	642,209
Denbury Resources, Inc.:
9.00%, 5/15/21 (b)	USD	1,259	1,199,197
5.50%, 5/01/22		1,830	992,775
4.63%, 7/15/23		1,063	542,130
Diamondback Energy, Inc.:
4.75%, 11/01/24		330	333,300
5.38%, 5/31/25		345	357,075
Eclipse Resources Corp., 8.88%, 7/15/23		320	324,768
Enbridge Energy Partners LP, 4.38%, 10/15/20		1,710	1,803,746

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Equity LP:
7.50%, 10/15/20	USD	991	$1,119,830
5.88%, 1/15/24		2,893	3,117,207
5.50%, 6/01/27		2,495	2,619,750
Energy Transfer LP, 6.70%, 7/01/18		96	100,093
Ensco Jersey Finance Ltd., 3.00%, 1/31/24 (b)(m)		1,024	810,240
Enterprise Products Operating LLC, 2.55%, 10/15/19		1,595	1,609,816
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20		904	769,530
8.00%, 11/29/24 (b)		3,960	3,999,600
Extraction Oil & Gas, Inc./Extraction Finance Corp., 7.88%, 7/15/21 (b)		1,900	1,983,125
Exxon Mobil Corp.:
2.40%, 3/06/22		1,900	1,916,311
3.18%, 3/15/24		465	481,116
4.11%, 3/01/46		2,745	2,926,510
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		2,145	2,166,450
6.75%, 8/01/22		500	507,500
GNL Quintero SA, 4.63%, 7/31/29		8,213	8,469,656
GS Caltex Corp., 3.00%, 6/12/22		2,700	2,706,129
Gulfport Energy Corp.:
6.63%, 5/01/23		344	347,440
6.00%, 10/15/24 (b)		948	936,150
6.38%, 5/15/25 (b)		879	877,901
Halcon Resources Corp., 6.75%, 2/15/25 (b)		3,180	3,242,614
Hilcorp. Energy I LP/Hilcorp. Finance Co.:
5.00%, 12/01/24 (b)		100	94,950
5.75%, 10/01/25 (b)		550	536,250
Laredo Petroleum, Inc., 7.38%, 5/01/22		500	518,125
Matador Resources Co., 6.88%, 4/15/23		430	455,800
MEG Energy Corp.:
6.38%, 1/30/23 (b)		1,760	1,474,000
7.00%, 3/31/24 (b)		6,668	5,484,430
6.50%, 1/15/25 (b)		4,481	4,335,367
Murphy Oil Corp.:
4.00%, 6/01/22		300	295,500
4.70%, 12/01/22		1,235	1,213,387
6.88%, 8/15/24		400	425,000
6.13%, 12/01/42		407	378,256
Newfield Exploration Co.:
5.75%, 1/30/22		600	633,750
5.63%, 7/01/24		750	786,563
5.38%, 1/01/26		485	505,613
NGPL PipeCo LLC:
7.12%, 12/15/17 (b)		1,077	1,095,847
4.38%, 8/15/22 (b)		1,363	1,402,186
4.88%, 8/15/27 (b)		1,420	1,460,825
7.77%, 12/15/37 (b)		4,106	5,091,440
NuStar Logistics LP, 5.63%, 4/28/27		400	424,000
Oasis Petroleum, Inc.:
6.50%, 11/01/21		607	599,413
6.88%, 3/15/22		921	907,185
6.88%, 1/15/23		160	157,200
Occidental Petroleum Corp.:
4.10%, 2/01/21		1,005	1,073,077
2.60%, 4/15/22		975	986,252
4.63%, 6/15/45		125	135,456
4.40%, 4/15/46		745	786,061
ONEOK, Inc., 6.00%, 6/15/35		300	335,490

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	59

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Parsley Energy LLC/Parsley Finance Corp., 5.38%, 1/15/25 (b)	USD	948	$966,960
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/25 (b)		500	490,000
PDC Energy, Inc., 7.75%, 10/15/22		50	52,250
Peabody Energy Corp.:
6.00%, 3/31/22 (b)		827	843,540
6.38%, 3/31/25 (b)		738	745,380
Piedmont Natural Gas Co., Inc., 3.64%, 11/01/46		300	278,134
Pioneer Natural Resources Co.:
7.50%, 1/15/20		120	134,768
3.45%, 1/15/21		1,480	1,527,122
Precision Drilling Corp.:
6.50%, 12/15/21		620	609,150
5.25%, 11/15/24		300	269,250
Pride International, Inc., 6.88%, 8/15/20		400	408,000
PTTEP Treasury Center Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.724%), 4.60% (j)(k)		1,600	1,632,317
Puma International Financing SA, 6.75%, 2/01/21 (b)		600	618,276
QEP Resources, Inc.:
6.88%, 3/01/21		350	366,625
5.38%, 10/01/22		1,018	1,000,185
5.25%, 5/01/23		605	588,175
Range Resources Corp.:
5.88%, 7/01/22 (b)		2,672	2,728,780
5.00%, 8/15/22 (b)		400	396,000
5.00%, 3/15/23 (b)		2,190	2,162,625
4.88%, 5/15/25		1,320	1,280,400
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (b)		1,021	1,063,116
6.00%, 1/15/19 (b)		524	545,615
5.63%, 4/15/20 (b)		790	835,678
6.88%, 4/15/40 (b)		3,766	4,149,661
RSP Permian, Inc.:
6.63%, 10/01/22		1,402	1,465,090
5.25%, 1/15/25 (b)		1,730	1,755,950
Sabine Pass Liquefaction LLC, 5.63%, 2/01/21		1,325	1,445,637
Sanchez Energy Corp.:
7.75%, 6/15/21		2,219	2,008,195
6.13%, 1/15/23		7,105	5,790,575
Seven Generations Energy Ltd.:
8.25%, 5/15/20 (b)		500	522,500
6.88%, 6/30/23 (b)		5,715	6,029,325
Shell International Finance BV:
2.13%, 5/11/20		500	504,041
1.88%, 5/10/21		6,600	6,554,071
4.13%, 5/11/35		250	262,725
6.38%, 12/15/38		560	750,992
4.00%, 5/10/46		2,700	2,726,447
SM Energy Co.:
6.13%, 11/15/22		350	343,000
6.50%, 1/01/23		578	572,220
5.00%, 1/15/24		3,782	3,517,260
5.63%, 6/01/25		4,011	3,750,285
6.75%, 9/15/26		528	525,360
Southern Star Central Corp., 5.13%, 7/15/22 (b)		184	188,140
Southwestern Energy Co.:
5.80%, 1/23/20		4,220	4,357,150
4.10%, 3/15/22		800	746,000
6.70%, 1/23/25		890	876,374
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 4/15/25		314	317,925

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Sunoco LP/Sunoco Finance Corp.:
5.50%, 8/01/20	USD	500	$512,500
6.25%, 4/15/21		500	522,500
6.38%, 4/01/23		610	642,025
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 9/15/24 (b)		525	537,469
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.:
4.13%, 11/15/19		1,840	1,865,300
5.25%, 5/01/23		500	515,625
4.25%, 11/15/23		500	492,500
6.75%, 3/15/24		400	433,000
5.13%, 2/01/25 (b)		620	637,825
5.38%, 2/01/27 (b)		275	285,313
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.50%, 10/15/19		475	499,344
6.13%, 10/15/21		728	754,390
6.25%, 10/15/22		1,472	1,564,000
5.25%, 1/15/25		550	588,500
TransCanada PipeLines Ltd.:
3.13%, 1/15/19		1,095	1,114,018
3.80%, 10/01/20		615	646,786
2.50%, 8/01/22		225	225,589
4.88%, 1/15/26		3,000	3,373,122
4.63%, 3/01/34		835	910,437
6.10%, 6/01/40		200	257,817
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (b)		523	564,300
Transocean Proteus Ltd., 6.25%, 12/01/24 (b)		428	447,806
Trinidad Drilling Ltd., 6.63%, 2/15/25 (b)		1,696	1,598,480
Tullow Oil PLC:
6.00%, 11/01/20 (b)		570	552,187
6.00%, 11/01/20		400	387,500
6.25%, 4/15/22 (b)		600	553,500
Ultra Resources, Inc.:
6.88%, 4/15/22 (b)		465	478,950
7.13%, 4/15/25 (b)		350	356,913
Unit Corp., 6.63%, 5/15/21		500	496,250
Whiting Petroleum Corp.:
5.00%, 3/15/19		2,625	2,582,344
1.25%, 4/01/20 (m)		2,580	2,226,863
5.75%, 3/15/21		608	576,840
Williams Cos., Inc.:
3.70%, 1/15/23		550	544,324
4.55%, 6/24/24		1,722	1,784,423
5.75%, 6/24/44		5,675	5,902,000
WPX Energy, Inc.:
7.50%, 8/01/20		745	797,150
6.00%, 1/15/22		1,608	1,652,220
8.25%, 8/01/23		925	1,017,500
5.25%, 9/15/24		2,200	2,167,000

			263,451,093
Paper & Forest Products — 0.0%
Resolute Forest Products, Inc., 5.88%, 5/15/23		450	436,500
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	300	374,409
Stora Enso Oyj, 2.50%, 6/07/27		350	409,557
Suzano Trading Ltd., 5.88%, 1/23/21 (b)	USD	2,965	3,176,256

			4,396,722
Personal Products — 0.0%
Edgewell Personal Care Co., 4.70%, 5/19/21		750	801,563
Estee Lauder Cos., Inc., 4.15%, 3/15/47		500	523,204
First Quality Finance Co., Inc., 4.63%, 5/15/21 (b)		400	407,000

See Notes to Financial Statements.

60	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Personal Products (continued)
Nature’s Bounty Co., 7.63%, 5/15/21 (b)	USD	2,690	$2,898,475
Unilever Capital Corp., 2.60%, 5/05/24		2,000	1,982,538

			6,612,780
Pharmaceuticals — 0.5%
Actavis Funding SCS:
2.35%, 3/12/18		1,000	1,004,204
2.45%, 6/15/19		1,000	1,010,339
3.00%, 3/12/20		2,250	2,302,634
3.45%, 3/15/22		750	780,319
AstraZeneca PLC:
1.95%, 9/18/19		1,000	1,003,500
3.38%, 11/16/25		2,000	2,052,650
3.13%, 6/12/27		1,200	1,196,322
4.38%, 11/16/45		500	527,071
Bristol-Myers Squibb Co., 4.50%, 3/01/44		750	824,543
Catalent Pharma Solutions, Inc., 4.75%, 12/15/24	EUR	200	253,334
Eli Lilly & Co.:
3.10%, 5/15/27	USD	1,240	1,260,317
3.70%, 3/01/45		960	960,400
3.95%, 5/15/47		305	317,740
Endo DAC/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/23 (b)		2,096	1,816,970
5.88%, 10/15/24 (b)		200	207,000
6.00%, 2/01/25 (b)		1,050	888,563
Endo Finance LLC, 5.75%, 1/15/22 (b)		350	323,225
Endo Finance LLC/Endo Finco, Inc.:
7.25%, 1/15/22 (b)		990	975,150
5.38%, 1/15/23 (b)		400	342,000
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/23		5,000	5,112,580
6.38%, 5/15/38		585	808,641
Grifols SA, 3.20%, 5/01/25	EUR	300	360,466
Johnson & Johnson:
2.25%, 3/03/22	USD	805	813,478
4.38%, 12/05/33		705	801,317
3.55%, 3/01/36		270	277,582
3.63%, 3/03/37		875	908,753
3.70%, 3/01/46		3,040	3,124,117
3.75%, 3/03/47		700	726,239
Jubilant Pharma Ltd., 4.88%, 10/06/21		680	688,316
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23 (b)		3,141	3,007,507
Merck & Co., Inc.:
2.75%, 2/10/25		1,600	1,606,573
4.15%, 5/18/43		1,395	1,495,160
3.70%, 2/10/45		500	502,279
Mylan NV, 2.50%, 6/07/19		1,870	1,885,538
Novartis Capital Corp.:
3.40%, 5/06/24		2,100	2,204,668
3.10%, 5/17/27		5,400	5,504,485
4.40%, 5/06/44		765	854,966
Pfizer, Inc.:
3.00%, 12/15/26		2,000	2,024,454
4.00%, 12/15/36		1,000	1,070,782
7.20%, 3/15/39		1,305	1,989,380
4.13%, 12/15/46		1,100	1,170,779
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		2,805	2,796,237
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21		1,855	1,828,865
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (b)		19	19,024
7.00%, 10/01/20 (b)		2,478	2,447,025
6.38%, 10/15/20 (b)		1,136	1,104,760

Corporate Bonds		Par (000)	Value
Pharmaceuticals (continued)
7.50%, 7/15/21 (b)	USD	1,978	$1,923,605
6.75%, 8/15/21 (b)		1,216	1,149,120
5.63%, 12/01/21 (b)		3,457	3,128,585
6.50%, 3/15/22 (b)		2,161	2,279,855
5.50%, 3/01/23 (b)		44	37,510
4.50%, 5/15/23	EUR	275	268,134
5.88%, 5/15/23 (b)	USD	6,163	5,300,180
7.00%, 3/15/24 (b)		3,432	3,655,080
6.13%, 4/15/25 (b)		3,220	2,741,025

			83,663,346
Real Estate Management & Development — 0.4%
ADLER Real Estate AG, 4.75%, 4/08/20	EUR	283	351,665
APL Realty Holdings Pte. Ltd., 5.95%, 6/02/24	USD	3,300	3,208,003
Aroundtown Property Holdings PLC, 1.50%, 1/18/21 (m)	EUR	400	510,832
China Aoyuan Property Group Ltd., 10.88%, 5/26/18	USD	900	942,467
China Evergrande Group:
7.50%, 6/28/23		2,709	2,667,371
8.75%, 6/28/25		2,791	2,784,009
DEMIRE Deutsche Mittelstand Real Estate AG, 2.88%, 7/15/22	EUR	312	373,540
Fantasia Holdings Group Co. Ltd.:
9.50%, 5/04/19	CNY	4,000	610,462
10.75%, 1/22/20	USD	3,600	3,771,468
7.95%, 7/05/22		3,300	3,303,313
Future Land Development Holdings Ltd., 5.00%, 2/16/20		1,025	1,053,042
FUXIANG Investment Management Ltd., 3.63%, 11/30/19		1,090	1,098,403
Guorui Properties Ltd., 7.00%, 3/21/20		1,850	1,826,943
Howard Hughes Corp., 5.38%, 3/15/25 (b)		1,041	1,081,339
Howard Hughes Medical Institute, 3.50%, 9/01/23		805	851,147
Jababeka International BV:
6.50%, 10/05/23		1,600	1,655,299
6.50%, 10/05/23 (b)		867	896,965
Jingrui Holdings Ltd., 7.75%, 4/12/20		1,300	1,249,631
Kaisa Group Holdings Ltd., 8.50%, 6/30/22		2,696	2,708,693
Kennedy-Wilson, Inc., 5.88%, 4/01/24		585	601,087
Logan Property Holdings Co. Ltd., 5.25%, 2/23/23		1,175	1,127,969
Longfor Properties Co. Ltd., 3.88%, 7/13/22		2,490	2,511,581
Mitsui Fudosan Co. Ltd., 3.65%, 7/20/27		3,400	3,500,395
Oceanwide Holdings International 2017 Co. Ltd., 7.75%, 7/27/20		3,200	3,180,090
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (b)		852	879,690
5.25%, 12/01/21 (b)		320	335,200
4.88%, 6/01/23 (b)		860	868,600
Shui On Development Holding Ltd., (5 yr. Swap Semi 30/360 US + 8.809%), 7.50% (j)(k)(m)		1,000	1,064,750
Sun Hung Kai Properties Capital Market Ltd.:
4.45% (j)		2,190	2,158,718
4.50%, 2/14/22		680	734,016
Times Property Holdings Ltd., 6.25%, 1/23/20		2,207	2,231,804
Unique Pub Finance Co. PLC:
5.66%, 6/30/27	GBP	1,174	1,733,584
6.46%, 3/30/32		500	643,598
Vanke Real Estate Hong Kong Co. Ltd., 3.95%, 12/23/19	USD	2,275	2,331,504
VLL International, Inc., 7.38%, 6/18/22		1,500	1,657,500
Xinyuan Real Estate Co. Ltd., 8.13%, 8/30/19		500	498,784
Yuzhou Properties Co. Ltd., 6.00%, 1/25/22		1,775	1,785,680

			58,789,142

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	61

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Road & Rail — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.50%, 4/01/23	USD	500	$503,750
5.25%, 3/15/25 (b)		2,965	2,887,169
Avis Budget Finance PLC:
4.13%, 11/15/24	EUR	655	773,758
4.50%, 5/15/25		350	411,971
Burlington Northern Santa Fe LLC:
3.05%, 9/01/22	USD	750	775,537
3.65%, 9/01/25		750	792,573
6.15%, 5/01/37		750	981,857
4.45%, 3/15/43		500	545,169
4.15%, 4/01/45		500	524,260
3.90%, 8/01/46		1,165	1,186,907
4.13%, 6/15/47		600	630,842
Canadian National Railway Co., 6.20%, 6/01/36		400	523,823
Hertz Corp.:
6.75%, 4/15/19		421	421,000
5.88%, 10/15/20		500	468,437
7.63%, 6/01/22 (b)		2,680	2,653,200
6.25%, 10/15/22		350	305,375
5.50%, 10/15/24 (b)		1,266	1,031,790
Hertz Holdings Netherlands BV, 4.13%, 10/15/21	EUR	600	690,234
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50%, 6/15/19 (b)	USD	1,300	1,312,259
3.30%, 4/01/21 (b)		3,200	3,302,506
Ryder System, Inc.:
2.45%, 11/15/18		420	422,798
2.50%, 5/11/20		885	893,998
2.80%, 3/01/22		870	882,613
Silk Bidco A/S, 7.50%, 2/01/22	EUR	400	500,746
Union Pacific Corp.:
2.75%, 3/01/26	USD	3,000	2,980,854
4.15%, 1/15/45		450	476,395

			26,879,821
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.38%, 10/01/22		375	390,000
Applied Materials, Inc.:
3.90%, 10/01/25		3,470	3,718,070
4.35%, 4/01/47		185	198,787
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 1/15/20 (b)		1,600	1,609,568
3.00%, 1/15/22 (b)		750	761,434
3.63%, 1/15/24 (b)		1,055	1,085,659
Intel Corp.:
2.88%, 5/11/24		2,800	2,834,283
2.60%, 5/19/26		1,000	977,522
4.80%, 10/01/41		615	702,894
4.10%, 5/19/46		1,000	1,035,327
4.10%, 5/11/47		1,200	1,247,324
Lam Research Corp., 2.75%, 3/15/20		387	394,862
Maxim Integrated Products, Inc., 2.50%, 11/15/18		1,620	1,633,640
Micron Technology, Inc.:
5.88%, 2/15/22		275	286,000
5.25%, 8/01/23 (b)		2,452	2,562,340
5.25%, 1/15/24 (b)		350	364,767
5.50%, 2/01/25		902	956,968
Microsemi Corp., 9.13%, 4/15/23 (b)		78	89,700
NVIDIA Corp., 2.20%, 9/16/21		920	916,161
NXP BV/NXP Funding LLC:
4.13%, 6/15/20 (b)		1,670	1,745,150

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
4.13%, 6/01/21 (b)	USD	2,428	$2,546,365
4.63%, 6/15/22 (b)		300	322,125
3.88%, 9/01/22 (b)		1,127	1,172,080
4.63%, 6/01/23 (b)		1,160	1,253,009
Qorvo, Inc., 7.00%, 12/01/25		400	455,000
QUALCOMM, Inc.:
3.00%, 5/20/22		1,665	1,717,614
2.60%, 1/30/23		1,200	1,207,122
2.90%, 5/20/24		625	630,119
4.65%, 5/20/35		400	440,652
4.80%, 5/20/45		450	496,253
Texas Instruments, Inc., 2.63%, 5/15/24		410	410,146
Xilinx, Inc.:
2.13%, 3/15/19		300	301,101
2.95%, 6/01/24		440	444,393

			34,906,435
Software — 0.5%
Adobe Systems, Inc., 3.25%, 2/01/25		2,000	2,066,024
BMC Software Finance, Inc., 8.13%, 7/15/21 (b)		7,408	7,667,280
CA, Inc., 3.60%, 8/15/22		575	590,081
CDK Global, Inc.:
5.00%, 10/15/24		350	371,000
4.88%, 6/01/27 (b)		1,345	1,381,987
Infor U.S., Inc.:
5.75%, 8/15/20 (b)		325	334,750
6.50%, 5/15/22		9,500	9,891,875
Informatica LLC, 7.13%, 7/15/23 (b)		1,001	1,019,769
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25 (b)		465	484,181
Microsoft Corp.:
2.88%, 2/06/24		4,390	4,490,500
3.30%, 2/06/27		3,000	3,102,060
3.50%, 2/12/35		500	505,940
4.10%, 2/06/37		2,615	2,817,746
3.50%, 11/15/42		605	591,015
3.75%, 2/12/45		350	348,397
4.45%, 11/03/45		1,285	1,422,085
3.70%, 8/08/46		575	567,972
4.25%, 2/06/47		1,800	1,948,171
3.95%, 8/08/56		100	100,958
Nuance Communications, Inc.:
5.38%, 8/15/20 (b)		213	216,195
6.00%, 7/01/24		1,945	2,078,719
5.63%, 12/15/26 (b)		500	532,500
Oracle Corp.:
1.90%, 9/15/21		2,000	1,990,764
2.50%, 10/15/22		1,145	1,159,108
2.40%, 9/15/23		5,000	4,973,090
4.30%, 7/08/34		500	546,809
5.38%, 7/15/40		495	605,324
4.13%, 5/15/45		750	775,576
4.00%, 7/15/46		2,500	2,538,967
PTC, Inc., 6.00%, 5/15/24		727	782,434
Rackspace Hosting, Inc., 8.63%, 11/15/24 (b)		4,522	4,883,760
RP Crown Parent LLC, 7.38%, 10/15/24 (b)		171	178,695
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		3,796	4,033,250
Symantec Corp.:
4.20%, 9/15/20		500	527,500
5.00%, 4/15/25 (b)		1,457	1,526,207
TIBCO Software, Inc., 11.38%, 12/01/21 (b)		5,205	5,718,994
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.50%, 2/01/23 (b)		565	611,613

See Notes to Financial Statements.

62	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Software (continued)
7.50%, 2/01/23	EUR	600	$767,100
10.50%, 2/01/24 (b)	USD	2,786	3,085,495

			77,233,891
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		2,104	2,151,340
Autodis SA:
4.38%, 5/01/22	EUR	275	337,316
(3 mo. EURIBOR + 4.375%), 4.38%, 5/01/22 (a)		175	209,806
B&M European Value Retail SA, 4.13%, 2/01/22	GBP	350	483,085
Ferrellgas LP/Ferrellgas Finance Corp.:
6.50%, 5/01/21	USD	100	95,000
6.75%, 6/15/23		200	188,500
Gap, Inc., 5.95%, 4/12/21		800	868,320
Group 1 Automotive, Inc., 5.00%, 6/01/22		275	280,500
Home Depot, Inc.:
2.13%, 9/15/26		1,000	939,579
5.88%, 12/16/36		935	1,213,855
5.95%, 4/01/41		750	984,199
4.25%, 4/01/46		2,000	2,132,678
IT Ltd., 6.25%, 5/15/18	CNY	24,100	3,586,071
L Brands, Inc.:
8.50%, 6/15/19	USD	100	110,250
6.63%, 4/01/21		850	928,625
5.63%, 2/15/22		750	785,625
5.63%, 10/15/23		325	340,031
6.88%, 11/01/35		750	720,000
6.75%, 7/01/36		450	427,500
Lowe’s Cos., Inc., 3.70%, 4/15/46		1,000	960,037
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (b)		2,080	1,149,200
New Albertsons, Inc., 7.45%, 8/01/29		700	630,000
Penske Automotive Group, Inc.:
5.75%, 10/01/22		350	362,250
5.50%, 5/15/26		320	320,800
PetSmart, Inc.:
7.13%, 3/15/23 (b)		1,355	1,226,275
5.88%, 6/01/25 (b)		2,130	2,044,800
8.88%, 6/01/25 (b)		450	426,375
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25		620	632,400
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24		350	345,625
THOM Europe SAS, 7.38%, 7/15/19	EUR	200	241,039
TJX Cos., Inc., 2.25%, 9/15/26	USD	2,000	1,865,770
TRU Taj LLC/TRU Taj Finance, Inc., 12.00%, 8/15/21 (b)		350	340,375

			27,327,226
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc.:
2.50%, 2/09/22		5,000	5,068,415
2.70%, 5/13/22		500	511,303
2.40%, 5/03/23		705	705,443
3.00%, 2/09/24		5,435	5,557,179
2.85%, 5/11/24		1,525	1,541,655
3.20%, 5/13/25		950	974,916
3.35%, 2/09/27		1,000	1,027,546
4.50%, 2/23/36		500	564,344
3.45%, 2/09/45		650	610,701
4.65%, 2/23/46		640	719,165
3.85%, 8/04/46		700	697,934

Corporate Bonds		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
4.25%, 2/09/47	USD	2,370	$2,508,209
Dell, Inc., 5.88%, 6/15/19		375	394,687
EMC Corp.:
2.65%, 6/01/20		1,350	1,331,980
3.38%, 6/01/23		650	630,446
Hewlett Packard Enterprise Co., 2.85%, 10/05/18		4,628	4,683,781
NCR Corp.:
4.63%, 2/15/21		100	102,000
5.00%, 7/15/22		650	666,250
6.38%, 12/15/23		400	427,000
Proven Glory Capital Ltd.:
3.25%, 2/21/22		5,000	5,035,470
4.00%, 2/21/27		2,775	2,808,677
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (b)		854	855,067
Western Digital Corp.:
7.38%, 4/01/23 (b)		1,635	1,794,413
10.50%, 4/01/24		4,610	5,457,087

			44,673,668
Textiles, Apparel & Luxury Goods — 0.1%
361 Degrees International Ltd., 7.25%, 6/03/21		3,235	3,441,393
Hanesbrands, Inc.:
4.63%, 5/15/24 (b)		575	587,219
4.88%, 5/15/26 (b)		675	688,500
INVISTA Finance LLC, 4.25%, 10/15/19 (b)		200	204,000
Levi Strauss & Co., 3.38%, 3/15/27	EUR	375	459,470
NIKE, Inc.:
2.38%, 11/01/26	USD	2,000	1,918,486
3.63%, 5/01/43		250	242,739
3.38%, 11/01/46		1,000	931,778
PVH Corp., 4.50%, 12/15/22		275	282,563
SMCP Group SAS, 5.88%, 5/01/23	EUR	520	668,221
Springs Industries, Inc., 6.25%, 6/01/21	USD	1,140	1,171,350
Under Armour, Inc., 3.25%, 6/15/26		400	372,580

			10,968,299
Thrifts & Mortgage Finance — 0.0%
Deutsche Pfandbriefbank AG, 4.60%, 2/22/27	EUR	2,200	2,816,218
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 3/15/22 (b)	USD	1,828	1,885,125
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 7/01/21		375	384,375
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (b)		230	232,875

			5,318,593
Tobacco — 0.1%
Altria Group, Inc.:
2.63%, 1/14/20		1,750	1,782,296
4.75%, 5/05/21		605	661,352
4.00%, 1/31/24		700	750,496
5.38%, 1/31/44		1,850	2,184,332
3.88%, 9/16/46		880	839,139
Philip Morris International, Inc.:
1.88%, 2/25/21		395	391,453
2.63%, 3/06/23		1,480	1,484,199
2.13%, 5/10/23		400	389,660
6.38%, 5/16/38		925	1,207,235
4.25%, 11/10/44		1,475	1,512,850
Reynolds American, Inc.:
2.30%, 6/12/18		2,500	2,511,817

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	63

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Tobacco (continued)
3.25%, 6/12/20	USD	2,121	$2,188,051
Vector Group Ltd., 6.13%, 2/01/25 (b)		575	592,250

			16,495,130
Trading Companies & Distributors — 0.2%
Air Lease Corp.:
3.38%, 1/15/19		750	764,590
2.63%, 7/01/22		2,590	2,578,749
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)		19	19,570
Ashtead Capital, Inc.:
6.50%, 7/15/22 (b)		800	830,000
5.63%, 10/01/24 (b)		200	215,000
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 3/15/24 (b)		5,479	5,944,715
GATX Corp.:
2.38%, 7/30/18		1,960	1,971,760
2.50%, 3/15/19		1,240	1,250,427
H&E Equipment Services, Inc., 7.00%, 9/01/22		550	569,250
HD Supply, Inc.:
5.25%, 12/15/21 (b)		8,320	8,736,000
5.75%, 4/15/24 (b)		4,945	5,297,331
Herc Rentals, Inc.:
7.50%, 6/01/22 (b)		916	991,570
7.75%, 6/01/24 (b)		801	869,085
Loxam SAS:
3.50%, 4/15/22	EUR	209	259,784
3.50%, 5/03/23		620	763,884
4.25%, 4/15/24		225	283,667
6.00%, 4/15/25		188	241,239
Rexel SA:
3.50%, 6/15/23		877	1,092,366
2.63%, 6/15/24		425	511,202
United Rentals North America, Inc.:
7.63%, 4/15/22	USD	391	408,595
6.13%, 6/15/23		943	986,614
4.63%, 7/15/23		1,000	1,047,500
5.75%, 11/15/24		1,460	1,551,250
5.50%, 7/15/25		623	657,265
5.88%, 9/15/26		1,170	1,259,213
5.50%, 5/15/27		715	754,325

			39,854,951
Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd., 3.95%, 1/19/22 (b)		3,000	3,079,125
CMA CGM SA:
7.75%, 1/15/21	EUR	423	525,783
6.50%, 7/15/22		769	935,374
Goodman HK Finance, 4.38%, 6/19/24	USD	2,200	2,307,875
Hapag-Lloyd AG, 5.13%, 7/15/24	EUR	507	612,088
Heathrow Finance PLC, 3.88%, 3/01/27	GBP	356	463,787
Swissport Investments SA:
6.75%, 12/15/21	EUR	830	1,056,055
9.75%, 12/15/22		400	517,777

			9,497,864
Water Utilities — 0.0%
American Water Capital Corp., 4.00%, 12/01/46	USD	225	230,733
Wireless Telecommunication Services — 0.6%
Digicel Group Ltd.:
8.25%, 9/30/20 (b)		1,614	1,547,423
7.13%, 4/01/22 (b)		1,607	1,427,016
Digicel Ltd., 6.00%, 4/15/21 (b)		5,846	5,682,312
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	842	1,025,453

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
Millicom International Cellular SA:
6.63%, 10/15/21 (b)	USD	950	$988,199
6.00%, 3/15/25 (b)		200	210,746
Nokia Oyj:
5.38%, 5/15/19		214	225,770
3.38%, 6/12/22		395	399,689
4.38%, 6/12/27		380	391,400
6.63%, 5/15/39		1,049	1,216,840
Rogers Communications, Inc., 6.80%, 8/15/18		786	827,532
Sable International Finance Ltd., 6.88%, 8/01/22 (b)		545	587,919
SoftBank Group Corp.:
(USD Swap Rate 11:00 am NY 1 + 4.854%), 6.88% (j)(k)		5,000	5,098,750
4.50%, 4/15/20 (b)		1,600	1,650,000
4.75%, 7/30/25	EUR	657	880,807
Sprint Capital Corp.:
6.90%, 5/01/19	USD	1,295	1,377,556
6.88%, 11/15/28		6,393	6,968,370
8.75%, 3/15/32		4,835	5,995,400
Sprint Communications, Inc.:
9.00%, 11/15/18 (b)		6,115	6,619,487
7.00%, 3/01/20 (b)		740	808,450
7.00%, 8/15/20		700	764,750
6.00%, 11/15/22		1,100	1,160,500
Sprint Corp.:
7.25%, 9/15/21		1,673	1,857,030
7.88%, 9/15/23		10,306	11,697,310
7.13%, 6/15/24		12,183	13,355,614
7.63%, 2/15/25		2,155	2,429,763
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21 (b)		1,500	1,520,550
T-Mobile USA, Inc.:
6.13%, 1/15/22		575	602,313
4.00%, 4/15/22		700	728,437
6.00%, 3/01/23		3,097	3,275,077
6.63%, 4/01/23		1,000	1,057,500
6.84%, 4/28/23		625	663,281
6.50%, 1/15/24		2,063	2,217,725
6.00%, 4/15/24		650	698,750
6.38%, 3/01/25		1,575	1,701,000
5.13%, 4/15/25		150	159,000
6.50%, 1/15/26		1,205	1,340,563
5.38%, 4/15/27		650	702,000
United States Cellular Corp., 6.70%, 12/15/33		199	201,985

			90,062,267
Total Corporate Bonds — 22.3%			3,482,712,781

Equity-Linked Notes
Aerospace & Defense — 0.2%
SGA Société Générale Acceptance NV (Boeing Co.), 12.51%, 9/21/17		151	36,358,487
Air Freight & Logistics — 0.2%
Merrill Lynch International & Co. (FedEx Corp.), 10.25%, 9/14/17		170	35,438,725
Airlines — 0.3%
RBC Capital Markets LLC (Delta Air Lines, Inc.), 16.67%, 8/29/17		653	32,490,566

See Notes to Financial Statements.

64	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Equity-Linked Notes		Par (000)	Value
Airlines (continued)
Royal Bank of Canada (JetBlue Airways Corp.), 14.91%, 10/20/17	USD	318	$7,016,572

			39,507,138
Automobiles — 0.2%
Société Générale SA (Daimler AG), 8.75%, 9/14/17	EUR	359	25,341,302
Société Générale SA (Peugeot SA), 15.68%, 9/14/17		185	3,998,167

			29,339,469
Banks — 1.3%
Barclays Bank PLC (KeyCorp), 15.25%, 9/12/17	USD	393	7,114,620
BNP Paribas SA (Bank of America Corp.), 15.51%, 8/31/17		1,519	36,418,454
Merrill Lynch International & Co. (SunTrust Banks, Inc.), 11.10%, 10/18/17		246	14,024,877
Nomura Bank International PLC (BB&T Corp.), 14.11%, 9/11/17		402	18,446,887
Nomura Bank International PLC (KeyCorp), 16.31%, 9/11/17		940	17,075,619
RBC Capital Markets LLC (Citigroup, Inc.), 14.46%, 8/29/17		543	36,860,039
RBC Capital Markets LLC (JPMorgan Chase & Co.), 8.25%, 8/29/17		392	36,136,292
RBC Capital Markets LLC (Wells Fargo & Co.), 15.06%, 8/29/17		660	35,752,072

			201,828,860
Beverages — 0.2%
Citigroup, Inc. (Constellation Brands, Inc., Class A), 10.62%, 10/02/17		183	35,375,923
Capital Markets — 0.7%
BNP Paribas Issuance BV (Charles Schwab Corp.), 16.96%, 8/31/17		850	36,260,232
BNP Paribas SA (E*TRADE Financial Corp.), 12.72%, 9/08/17		173	7,130,278
Deutsche Bank AG (London Branch) (Goldman Sachs Group, Inc.), 14.51%, 9/08/17		161	36,214,963
Merrill Lynch International & Co. (Morgan Stanley), 12.89%, 10/12/17		779	36,506,182

			116,111,655
Chemicals — 0.2%
BNP Paribas Issuance BV (BASF SE), 0.31%, 9/20/17	EUR	169	16,071,978
JP Morgan Structured Products BV (Mitsubishi Chemical Holdings Corp.), 15.35%, 8/04/17	JPY	405	3,192,644
Royal Bank of Canada (E.I. du Pont de Nemours & Co.), 9.97%, 10/20/17	USD	84	7,031,414

			26,296,036
Construction & Engineering — 0.0%
SGA Société Générale Acceptance NV (Jacobs Engineering Group, Inc.), 9.52%, 8/07/17		54	2,858,511
Diversified Consumer Services — 0.0%
Merrill Lynch International & Co. (ServiceMaster Global Holdings, Inc.), 13.05%, 10/25/17		69	3,013,851
Diversified Telecommunication Services — 0.1%
BNP Paribas Issuance BV (Telefonica SA), 0.70%, 9/20/17	EUR	1,419	16,062,778
Electrical Equipment — 0.1%
Merrill Lynch International & Co. (ABB Ltd.), 9.65%, 10/19/17 (c)	CHF	307	7,146,457

Equity-Linked Notes		Par (000)	Value
Energy Equipment & Services — 0.1%
Royal Bank of Canada (Baker Hughes a GE Co.), 16.50%, 10/18/17	USD	352	$13,008,208
Equity Real Estate Investment Trusts (REITs) — 0.1%
Nomura Bank International PLC (Crown Castle International Corp.), 11.51%, 9/08/17		72	7,245,833
Food & Staples Retailing — 0.5%
Deutsche Bank AG (London Branch) (Walgreens Boots Alliance, Inc.), 10.17%, 10/17/17		461	36,859,978
RBC Capital Markets LLC (Costco Wholesale Corp.), 9.08%, 10/03/17		226	35,847,746

			72,707,724
Health Care Equipment & Supplies — 0.1%
BNP Paribas SA (Abbott Laboratories), 9.16%, 9/08/17		355	17,579,240
Health Care Providers & Services — 0.5%
BNP Paribas Arbitrage Issuance BV (UnitedHealth Group, Inc.), 9.43%, 9/12/17		194	36,769,647
Credit Suisse AG (London Branch) (Humana, Inc.), 15.90%, 8/01/17 (c)		157	35,808,481

			72,578,128
Hotels, Restaurants & Leisure — 0.6%
Goldman Sachs Group, Inc. (Carnival Corp.), 13.90%, 9/25/17		276	18,306,342
Merrill Lynch International & Co. (Domino’s Pizza, Inc.), 12.09%, 10/25/17		70	13,063,754
Merrill Lynch International & Co. (MGM Resorts International), 16.98%, 8/03/17		659	21,692,383
Nomura Holdings, Inc. (Norwegian Cruise Line Holdings Ltd.):
17.80%, 8/04/17		171	9,381,569
17.07%, 8/07/17		171	9,355,696
Royal Bank of Canada (Darden Restaurants, Inc.), 12.01%, 8/22/17		112	9,436,936
SGA Société Générale Acceptance NV (Dunkin’ Brands Group, Inc.), 14.60%, 9/21/17		57	3,012,362
SGA Société Générale Acceptance NV (Hilton Worldwide Holdings, Inc.), 12.54%, 9/21/17		116	7,262,230

			91,511,272
Household Durables — 0.3%
Citigroup, Inc. (Newell Brands, Inc.), 10.81%, 8/07/17		341	18,074,286
Merrill Lynch International & Co. (Lennar Corp.):
11.91%, 9/14/17		197	10,411,746
11.95%, 9/15/17		197	10,410,047
SGA Société Générale Acceptance NV (D.R. Horton, Inc.), 15.25%, 9/21/17		200	7,157,871

			46,053,950
Industrial Conglomerates — 0.1%
HSBC Bank PLC (Koninklijke Philips NV), 7.68%, 9/12/17	EUR	190	7,273,509
Insurance — 0.1%
HSBC Bank PLC (Dai-ichi Life Holdings, Inc.), 18.00%, 8/04/17	JPY	318	5,511,621
Nomura International Funding Pte. Ltd. (Dai-ichi Life Holdings, Inc.), 17.64%, 8/04/17		136	2,301,398

			7,813,019
Internet Software & Services — 0.2%
Royal Bank of Canada (Alphabet, Inc., Class A), 8.66%, 10/20/17	USD	37	35,444,948

See Notes to Financial Statements.
BLACKROCK FUNDS II	JULY 31, 2017	65

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Equity-Linked Notes		Par (000)	Value
IT Services — 0.2%
SGA Société Générale Acceptance NV (PayPal Holdings, Inc.), 16.75%, 9/21/17	USD	621	$36,716,966
Machinery — 0.4%
BNP Paribas SA (Caterpillar, Inc.), 10.87%, 10/20/17		314	35,850,950
Credit Suisse AG (London Branch) (Parker- Hannifin Corp.), 8.30%, 8/01/17 (c)		111	18,016,655
JP Morgan Structured Products BV (Sandvik AB), 12.33%, 8/31/17	SEK	303	4,825,047
JP Morgan Structured Products BV (Volvo AB, B Shares), 12.64%, 10/19/17		417	7,148,164
Nomura International Funding Pte. Ltd. (IHI Corp.), 20.75%, 8/01/17	JPY	803	2,663,231

			68,504,047
Media — 0.1%
Barclays Bank PLC (WPP PLC):
7.29%, 8/23/17	GBP	242	4,934,855
7.29%, 8/23/17		112	2,282,004

			7,216,859
Metals & Mining — 0.1%
BNP Paribas Issuance BV (Nucor Corp.), 17.88%, 9/07/17	USD	121	7,020,939
BNP Paribas Issuance BV (Steel Dynamics, Inc.), 22.03%, 9/07/17		192	6,896,038
Deutsche Bank AG (London Branch) (Alcoa Corp.), 23.41%, 9/07/17		196	7,154,896

			21,071,873
Pharmaceuticals — 0.6%
Citigroup, Inc. (Allergan PLC), 9.46%, 8/07/17		150	37,149,720
Deutsche Bank AG (Novo Nordisk A/S, Class B), 25.34%, 8/31/17	DKK	168	7,111,661
HSBC Bank PLC (Mylan, Inc.), 21.12%, 8/04/17	USD	459	17,867,167
Royal Bank of Canada (Merck & Co., Inc.), 9.34%, 10/25/17		471	30,134,054

			92,262,602
Road & Rail — 0.0%
Merrill Lynch International & Co. (Kansas City Southern), 12.28%, 10/18/17		69	7,081,924
Semiconductors & Semiconductor Equipment — 0.5%
Canadian Imperial Bank of Commerce (Texas Instruments, Inc.), 10.02%, 10/18/17		447	36,184,300
HSBC Bank PLC (ASML Holding NV), 10.64%, 10/12/17	EUR	47	7,137,486
Merrill Lynch International & Co. (Applied Materials, Inc.), 12.06%, 8/10/17	USD	766	34,120,255
SGA Société Générale Acceptance NV (Xilinx, Inc.), 20.70%, 9/21/17		113	7,122,015

			84,564,056
Software — 0.7%
BNP Paribas SA (Microsoft Corp.), 11.39%, 9/08/17		491	35,681,095
Deutsche Bank AG (London Branch) (Electronic Arts, Inc.), 14.27%, 10/18/17		256	30,014,202
Goldman Sachs Group, Inc. (Autodesk, Inc.), 29.00%, 8/29/17		202	21,856,149
Goldman Sachs Group, Inc. (Workday, Inc.), 28.20%, 8/31/17		101	10,125,385
JP Morgan Structured Products BV (SAP SE), 7.03%, 9/12/17	EUR	69	7,337,946

			105,014,777

Equity-Linked Notes		Par (000)	Value
Specialty Retail — 0.8%
Canadian Imperial Bank of Commerce (Ulta Beauty, Inc.), 11.14%, 8/24/17	USD	69	$17,408,245
Citigroup Global Markets, Inc. (O’Reilly Automotive, Inc.), 17.28%, 9/21/17		36	7,393,552
Citigroup, Inc. (Tiffany & Co.):
14.70%, 8/22/17		114	10,803,623
14.90%, 8/23/17		114	10,799,984
Goldman Sachs Group, Inc. (Lowe’s Cos., Inc.), 16.80%, 8/23/17		472	36,275,292
Goldman Sachs Group, Inc. (Tiffany & Co.), 17.00%, 8/23/17		111	10,309,030
Nomura Holdings, Inc. (Home Depot, Inc.), 7.47%, 8/14/17		233	34,758,835

			127,748,561
Textiles, Apparel & Luxury Goods — 0.0%
Deutsche Bank AG (Kering), 11.54%, 9/20/17	EUR	14	5,048,605
Trading Companies & Distributors — 0.0%
BNP Paribas Issuance BV (United Rentals, Inc.), 19.87%, 9/07/17	USD	59	6,998,303
Wireless Telecommunication Services — 0.1%
Deutsche Bank AG (London Branch) (T-Mobile U.S., Inc.), 17.59%, 9/07/17		343	21,043,431
Total Equity-Linked Notes — 9.6%			1,503,825,725

Floating Rate Loan Interests (o)
Aerospace & Defense — 0.1%
Avolon TLB Borrower 1 (U.S.) LLC, Initial Term B-2 Loan, 3.98%, 3/21/22		8,150	8,143,643
DAE Aviation Holdings, Inc., Term Loan, 3.75%, 7/07/22 (c)		635	636,587
Engility Corp. (FKA TASC, Inc.):
Term B2 Loan, 4.98% - 7.00%, 8/14/23		928	939,045
Term B1 Loan, (1 mo. LIBOR US + 3.250%), 4.48%, 8/12/20		504	507,276
TransDigm, Inc., Tranche F Term Loan, (1 mo. LIBOR US + 3.000%), 4.23%, 6/09/23		9,331	9,373,697

			19,600,248
Airlines — 0.0%
Northwest Airlines, Inc.:
B757-300, (6 mo. LIBOR US + 1.230%), 2.65%, 9/10/18 (c)		46	44,945
Loan B757-200, (6 mo. LIBOR US + 1.230%), 2.46%, 9/10/18 (c)		46	45,681
Loan B757-200, (6 mo. LIBOR US + 1.230%), 2.65%, 9/10/18 (c)		46	45,201

			135,827
Auto Components — 0.0%
FPC Holdings, Inc., Initial Loan (First Lien), (3mo. LIBOR US + 4.000%), 5.30%, 11/19/19		747	739,441
Automobiles — 0.0%
CH Hold Corp. (AKA Caliber Collision):
Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.000%), 4.23%, 2/01/24		1,322	1,329,233
Delayed Draw Term Loan (First Lien), (1 mo. LIBOR US + 3.000%), 3.00%, 2/01/24		126	126,886

			1,456,119

See Notes to Financial Statements.

66	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (o)	Par (000)		Value
Biotechnology — 0.1%
Grifols Worldwide Operations Ltd., Tranche B Term Loan, (1 week LIBOR US + 2.250%), 3.44%, 1/31/25	USD	9,022	$9,069,394
Building Products — 0.1%
CPG International LLC (FKA CPG International, Inc.), New Term Loan, (3 mo. LIBOR US + 3.750%), 5.05%, 5/05/24		2,935	2,968,257
Jeld-Wen, Inc., Term B-3 Loan, (3 mo. LIBOR US + 3.000%), 4.30%, 7/01/22		2,352	2,375,227
Ply Gem Industries, Inc., Term Loan, (3 mo. LIBOR US + 3.000%), 4.30%, 2/01/21		2,386	2,398,716
Wilsonart LLC, Tranche C Term Loan, (3 mo. LIBOR US + 3.500%), 4.80%, 12/19/23		1,993	2,008,400

			9,750,600
Capital Markets — 0.5%
Capital Automotive LP, Initial Tranche B-2 Term Loan (First Lien), (1 mo. LIBOR US + 3.000%), 4.24%, 3/25/24		965	973,926
FinCo I LLC (AKA Fortress Investment Group), Initial Term Loan, 1.38%, 7/14/22		1,620	1,639,246
LSTAR Securities Financing Vehicle I LLC, Term Loan, 3.73%, 5/10/25 (c)		34,091	33,792,380
LSTAR Securities Financing Vehicle II LLC, Term Loan, 3.21%, 6/16/25 (c)		37,000	36,637,400
SAM Finance Luxembourg S.à r.l. (Santandar), Dollar Term Loan, (3 mo. LIBOR US + 3.250%), 4.50%, 12/17/20		1,505	1,512,181

			74,555,133
Chemicals — 0.1%
Alpha 3 BV (AKA Atotech), Initial Term B-1 Loan, (3 mo. LIBOR US + 3.000%), 4.30%, 1/31/24		1,155	1,165,106
Ascend Performance Materials Operations LLC, Term B Loan, (3 mo. LIBOR US + 5.500%), 6.80%, 8/12/22 (c)		2,202	2,221,629
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.):
Term B-1 Euro Loan, (3 mo. EURIBOR + 2.250%), 3.00%, 2/01/23	EUR	100	119,650
Term B-2 Dollar Loan, (3 mo. LIBOR US + 2.000%), 3.30%, 6/01/24	USD	2,705	2,715,414
Charter NEX U.S., Inc., Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.250%), 4.48%, 5/16/24		1,700	1,706,902
Huntsman International LLC, 2023 Term B Loan, (1 mo. LIBOR US + 3.000%), 4.23%, 4/01/23		1,940	1,949,563
MacDermid, Inc. (Platform Specialty Products Corp.):
Tranche B-5 Term Loan, (1 mo. LIBOR US + 3.500%), 4.73%, 6/07/20		1,970	1,981,716
Tranche B-6 Term Loan, (1 mo. LIBOR US + 3.000%), 4.23%, 6/07/23		563	565,979
Oxea Finance & Cy SCA (Oxea Finance LLC), Tranche B-2 Term Loan (First Lien), 4.47%, 1/15/20		2,891	2,864,138
PQ Corp., First Amendment Tranche B-1 Term Loan, (3 mo. LIBOR US + 4.250%), 5.56%, 11/04/22		1,025	1,028,768
Royal Holdings, Inc.:
2017 Refinancing Term Loan (First Lien), (3 mo. LIBOR US + 3.250%), 4.55%, 6/20/22		712	718,573
Initial Term Loan (Second Lien), (3 mo. LIBOR US + 7.500%), 8.80%, 6/19/23 (c)		334	332,959

			17,370,397

Floating Rate Loan Interests (o)	Par (000)		Value
Commercial Services & Supplies — 0.2%
Acosta, Inc. (FKA Acosta Holdco, Inc.), Tranche B-1 Loan, (1 mo. LIBOR US + 3.250%), 4.48%, 9/26/21	USD	823	$748,736
Advanced Disposal Services, Inc. (FKA ADS Waste Holdings, Inc.), Additional Term Loan, (1 week LIBOR US + 2.750%), 3.94%, 11/10/23		6,017	6,063,050
Allied Universal Holdco LLC (FKA USAGM Holdco LLC):
Initial Loan (Second Lien), (3 mo. LIBOR US + 8.500%), 9.81%, 7/28/23		565	563,587
Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.750%), 5.05%, 7/28/22		2,165	2,166,681
CSC SW Holdco, Inc. (FKA CSC Serviceworks, Inc.) (AKA Spin Holdco), Term B-1 Loan (First Lien), (1 mo. LIBOR US + 3.750%), 4.98%, 11/14/22		2,291	2,291,455
Erie Acquisition Holdings, Inc. (GCA Services Group, Inc.), Term Loan (First Lien), 5.98% - 6.05%, 3/01/23		1,807	1,812,392
GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, (3 mo. PRIME Rate + 3.000%), 7.25%, 5/24/24		1,038	1,050,333
KAR Auction Services, Inc., Tranche B-5 Term Loan, (3 mo. LIBOR US + 2.500%), 3.81%, 3/09/23		1,060	1,066,360
Prime Security Services Borrower LLC (AKA Protection 1 Security Solutions), 2016-2 Refinancing Term B-1 Loan (First Lien), (1 mo. LIBOR US + 2.750%), 3.98%, 5/02/22		3,333	3,348,907
Trans Union LLC, 2016 Incremental Term B-2 Commitment, (1 mo. LIBOR US + 2.500%), 3.73%, 4/09/23		10,991	11,007,478
Waste Industries USA, Inc., Term B Loan, (1 mo. LIBOR US + 2.750%), 3.98%, 2/27/20		2,357	2,366,400

			32,485,379
Communications Equipment — 0.1%
CommScope, Inc., Tranche 5 Term Loan (2015), (3 mo. LIBOR US + 2.000%), 3.30%, 12/29/22		447	448,947
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, (3 mo. LIBOR US + 2.750%), 4.00%, 6/30/19		9,859	9,825,812
Riverbed Technology, Inc., First Amendment Term Loan, (1 mo. LIBOR US + 3.250%), 4.49%, 4/24/22		999	984,299

			11,259,058
Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 5.50% - 5.56%, 6/21/24		7,235	7,289,263
CNT Holdings III Corp., Refinancing Term Loan, (2 mo. LIBOR US + 3.250%), 4.51%, 1/22/23		1,333	1,334,842

			8,624,105
Consumer Products — 0.0%
Diamond (BC) BV, Term Loan, 3.00%, 7/25/24		275	275,228
Revlon Consumer Products Corp., Initial Term B Loan, (1 mo. LIBOR US + 3.500%), 4.73%, 9/07/23		1,278	1,152,780

			1,428,008
Containers & Packaging — 0.1%
Anchor Glass Container Corp., July 2017 Additional Term Loan (First Lien), (3 mo. LIBOR US + 2.750%), 4.01%, 12/07/23		652	654,866

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	67

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (o)		Par (000)	Value
Containers & Packaging (continued)
Berry Global Group, Inc. (FKA Berry Plastics Corp.), Term I Loan, 3.72% - 3.73%, 10/01/22	USD	7,000	$7,029,532
BWay Holding Co., Initial Term Loan, (1 mo. LIBOR US + 3.250%), 4.47%, 4/03/24		4,940	4,964,700
Flex Acquisition Co., Inc. (AKA Novolex), Initial Term Loan, (3 mo. LIBOR US + 3.250%), 4.55%, 12/29/23		1,825	1,835,209
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, (1 mo. LIBOR US + 3.000%), 4.23%, 2/05/23		5,653	5,676,848
Signode Industrial Group Lux SA (Signode Industrial Group U.S., Inc.), Initial Term B Loan, 3.98% - 4.05%, 5/01/21		1,092	1,095,069

			21,256,224
Diversified Consumer Services — 0.1%
Ascend Learning LLC, Initial Term Loan, (3 mo. LIBOR US + 3.250%), 4.53%, 7/12/24		1,030	1,038,044
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, (1 mo. LIBOR US + 2.250%), 3.48%, 11/07/23		5,792	5,827,150
ServiceMaster Co. LLC, Tranche C Term Loan, (1 mo. LIBOR US + 2.500%), 3.73%, 11/08/23		5,935	5,961,883
U.S. Security Associates Holdings, Inc., Initial Term Loan, (3 mo. LIBOR US + 4.000%), 5.30%, 7/14/23		3,291	3,311,682
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.49% - 4.55%, 4/02/20		4,286	4,199,441

			20,338,200
Diversified Financial Services — 0.2%
AlixPartners LLP, 2017 Refinancing Term Loan, (3 mo. LIBOR US + 3.000%), 4.30%, 4/04/24		3,177	3,200,357
Altice Financing SA, March 2017 Refinancing Term Loan, (3 mo. LIBOR US + 2.750%), 4.05%, 7/15/25		1,656	1,658,748
Camelot U.S. Acquisition 1 Co. (AKA Thomson Reuters Intellectual Property & Science), New Term Loan, (1 mo. LIBOR US + 3.500%), 4.73%, 10/03/23		2,804	2,833,989
IG Investments Holdings LLC, Replacement Facility Term Loan, (3 mo. LIBOR US + 4.000%), 5.30%, 10/31/21		3,251	3,274,504
JAX MEZZ LLC, Mezzanine Loan, (1 mo. LIBOR US + 5.500%), 6.72%, 10/04/21 (c)		12,000	11,922,000
nThrive, Inc. (FKA Precyse Acquisition Corp.), Additional Term B-2 Loan (1 mo. LIBOR US + 4.500%), 5.73%, 10/20/22		2,476	2,510,289
SolarWinds Holdings, Inc., 2017 Refinancing Term Loan, (1 mo. LIBOR US + 3.500%), 4.73%, 2/03/23		4,089	4,116,566
Tempo Acquisition LLC, Initial Term Loan, 4.23%, 5/01/24		3,290	3,315,366
Veritas U.S., Inc., New Dollar Term B Loan, (3 mo. LIBOR US + 4.500%), 5.80%, 1/27/23		2,160	2,183,343
WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), Initial Term Loan (First Lien), (3 mo. LIBOR US + 5.500%), 6.70%, 9/29/23		943	953,482

			35,968,644
Diversified Telecommunication Services — 0.4%
CenturyLink, Inc., Initial Term B Loan, 2.75%, 1/31/25		22,495	22,178,720
Colorado Buyer, Inc. (AKA Cyxtera Technologies), Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.000%), 4.31%, 5/01/24		1,945	1,962,019

Floating Rate Loan Interests (o)		Par (000)	Value
Diversified Telecommunication Services (continued)
Consolidated Communications, Inc., Initial Term Loan, (1 mo. LIBOR US + 3.000%), 4.24%, 10/05/23	USD	1,010	$1,009,717
Digicel International Finance Ltd., Initial Term B Loan (First Lien), (3 mo. LIBOR US + 3.750%), 4.94%, 5/27/24		2,575	2,605,256
Frontier Communications Corp., Term B-1 Loan, (1 mo. LIBOR US + 3.750%), 4.98%, 6/15/24		1,620	1,554,520
Level 3 Financing, Inc., Tranche B 2024 Term Loan, (1 mo. LIBOR US + 2.250%), 3.48%, 2/22/24		13,780	13,833,880
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), (3 mo. LIBOR US + 3.250%), 4.55%, 4/13/20		7,027	7,051,339
Telesat Canada, Term B-4 Loan, (3 mo. LIBOR US + 3.000%), 4.30%, 11/17/23		2,050	2,069,173
Virgin Media Bristol LLC, I Facility, 3.98%, 1/31/25		3,730	3,748,202
Ziggo Secured Finance Partnership, Term Loan E Facility, 3.73%, 4/15/25		4,730	4,735,913

			60,748,739
Electric Utilities — 0.1%
Energy Future Intermediate Holding Co. LLC, Term Loan (DIP), (1 mo. LIBOR US + 3.000%), 4.23%, 6/23/18		13,700	13,795,900
Nautilus Power LLC, Term Loan, (1 mo. LIBOR US + 4.500%), 5.73%, 5/16/24		6,370	6,385,925

			20,181,825
Electrical Equipment — 0.0%
Vertiv Group Corp. (FKA Cortes NP Acquisition Corp.), Term B Loan, (3 mo. LIBOR US + 4.500%), 5.23%, 11/30/23		5,409	5,456,620
Electronic Equipment, Instruments & Components — 0.0%
Dell International LLC (EMC Corp.), New Term B Loan, (1 mo. LIBOR US + 2.500%), 3.74%, 9/07/23		2,610	2,625,082
Energy Equipment & Services — 0.0%
Weatherford International Ltd., Loan, (1 mo. LIBOR US + 2.300%), 3.54%, 7/13/20		1,182	1,141,573
Equity Real Estate Investment Trusts (REITs) — 0.1%
Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan, (1 mo. LIBOR US + 3.000%), 4.23%, 10/24/22		853	854,116
ESH Hospitality, Inc., Repriced Term Loan, (1 mo. LIBOR US + 2.500%), 3.73%, 8/30/23		4,119	4,138,862
GEO Group, Inc., Term Loan, (1 mo. LIBOR US + 2.250%), 3.48%, 3/22/24		2,279	2,280,723
MGM Growth Properties Operating Partnership LP, Term B Loan, (1 mo. LIBOR US + 2.250%), 3.48%, 4/25/23		5,684	5,704,599

			12,978,300
Food & Staples Retailing — 0.1%
Albertson’s LLC:
2017-1 Term B-4 Loan, (1 mo. LIBOR US + 2.750%), 3.98%, 8/25/21		2,254	2,246,796
2017-1 Term B-5 Loan, (3 mo. LIBOR US + 3.000%), 4.29%, 12/21/22		834	832,389
BJ’s Wholesale Club, Inc., Tranche B Term Loan (First Lien), (3 mo. LIBOR US + 3.750%), 4.97%, 2/03/24		4,264	4,169,346
TKC Holdings, Inc., Term Loan B (First Lien), (1 mo. LIBOR US + 4.250%), 5.48%, 2/01/23		2,608	2,623,957

See Notes to Financial Statements.

68	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (o)		Par (000)	Value
Food & Staples Retailing (continued)
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Initial Term Loan, (1 mo. LIBOR US + 2.750%), 3.99%, 6/27/23	USD	6,598	$6,644,604

			16,517,092
Food Products — 0.1%
Chobani LLC (Chobani Idaho LLC), Closing Date Term Loan (First Lien), (1 mo. LIBOR US + 4.250%), 5.48%, 10/10/23		2,390	2,404,631
Dole Food Co., Inc., Tranche B Term Loan, 4.23% - 4.30%, 4/06/24		1,295	1,304,713
Hostess Brands LLC, 2017 Refinancing Term B Loan (First Lien), (1 mo. LIBOR US + 2.500%), 3.73%, 8/03/22		7,306	7,366,845
JBS USA Lux SA (FKA JBS USA LLC), Initial Term Loan, 3.76% - 3.80%, 10/30/22		3,172	3,143,311
Nomad Foods Ltd., Facility B2 Loan, (1 mo. LIBOR US + 2.750%), 3.98%, 5/15/24		1,520	1,531,400
Pinnacle Foods Finance LLC, Initial Term Loan, (1 mo. LIBOR US + 2.000%), 3.23%, 2/02/24		4,134	4,151,093
USIC Holdings, Inc., New Term Loan (First Lien), (6 mo. LIBOR US + 3.500%), 4.92%, 12/08/23		1,354	1,363,192

			21,265,185
Health Care Equipment & Supplies — 0.1%
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, (1 mo. LIBOR US + 3.250%), 4.49%, 6/20/22		3,752	3,755,898
Auris Luxembourg III S.à r.l. (AKA Siemens Audiology), Incremental Facility B7, (3 mo. LIBOR US + 3.000%), 4.30%, 1/17/22		3,301	3,319,956
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-3 Loan, (1 mo. LIBOR US + 5.000%), 6.24%, 6/15/21		2,535	2,567,839

			9,643,693
Health Care Providers & Services — 0.4%
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), New Term Loan (First Lien), 4.51% - 4.56%, 6/07/23		5,658	5,720,617
CHS/Community Health Systems, Inc.: Incremental 2019 Term G Loan, 3.95% - 3.98%, 12/31/19		1,821	1,819,925
Incremental 2021 Term H Loan, 4.20% - 4.23%, 1/27/21		699	697,602
DaVita Inc. (FKA DaVita HealthCare Partners, Inc.), Tranche B Term Loan, (1 mo. LIBOR US + 2.750%), 3.98%, 6/24/21		6,309	6,363,929
DJO Finance LLC, Initial Term Loan, (1 mo. LIBOR US + 3.250%), 4.48%, 6/08/20		6,803	6,772,845
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Initial Term Loan, (3 mo. LIBOR US + 3.000%), 4.30%, 12/01/23		9,985	10,041,040
HC Group Holdings III, Inc., Initial Term Loan (First Lien), (1 mo. LIBOR US + 5.000%), 6.23%, 4/07/22 (c)		1,277	1,275,653
HCA, Inc., Tranche B-8 Term Loan, (1 mo. LIBOR US + 2.250%), 3.48%, 2/15/24		1,193	1,201,368
MPH Acquisition Holdings LLC, Initial Term Loan, (3 mo. LIBOR US + 3.000%), 4.30%, 6/07/23		5,787	5,827,708
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, (3 mo. LIBOR US + 3.750%), 5.05%, 6/30/21		6,057	6,077,630

Floating Rate Loan Interests (o)		Par (000)	Value
Health Care Providers & Services (continued)
Press Ganey Holdings, Inc., Initial Term Loan, (1 mo. LIBOR US + 3.250%), 4.48%, 10/23/23	USD	1,497	$1,505,906
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 4.98%, 11/03/20		4,234	4,263,301
Surgery Partners LLC, Term Loan B, 3.25%, 6/20/24		1,055	1,064,231
Team Health Holdings, Inc., Initial Term Loan, (1 mo. LIBOR US + 2.750%), 3.98%, 2/06/24		3,781	3,765,176
Vizient, Inc., Term B-3 Loan, (1 mo. LIBOR US + 3.500%), 4.73%, 2/13/23		1,896	1,915,044

			58,311,975
Health Care Technology — 0.1%
Change Healthcare Holdings, Inc. (FKA Emdeon, Inc.), Closing Date Term Loan, (1 mo. LIBOR US + 2.750%), 3.98%, 3/01/24		8,618	8,665,801
Hotels, Restaurants & Leisure — 0.4%
Amaya Holdings BV:
Initial Term B Loan (Second Lien), (3 mo. LIBOR US + 7.000%), 8.30%, 8/01/22 (c)		882	895,230
Initial Term B-3 Loan (First Lien), (3 mo. LIBOR US + 3.500%), 4.80%, 8/01/21		2,818	2,830,068
A-R HHC Orlando Convention Hotel LLC, Mezzanine Loan, (1 mo. LIBOR US + 6.250%), 7.47%, 8/07/21 (c)		7,250	7,250,000
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons), Term B-3 Loan, 3.48% - 3.55%, 2/16/24		11,235	11,228,774
Bass Pro Group LLC, Asset-Sale Term Loan, (3 mo. LIBOR US + 4.750%), 6.05%, 6/08/18		985	986,852
Boyd Gaming Corp., Refinancing Term B Loan, (1 week LIBOR US + 2.500%), 3.70%, 9/15/23		2,497	2,507,051
BRE/Lauderdale Grande LLC, Mezzanine Term Loan, (1 mo. LIBOR US + 6.000%), 7.22%, 7/09/19 (c)		3,500	3,403,750
Caesars Entertainment Resort Properties LLC, Term B Loan (First Lien), (1 mo. LIBOR US + 3.500%), 4.73%, 10/11/20		9,496	9,579,437
Caesars Growth Properties Holdings LLC, 2017 Term Loan (First Lien), (1 mo. LIBOR US + 3.000%), 4.23%, 5/08/21		3,330	3,353,925
CCM Merger, Inc. (MotorCity Casino Hotel), Term Loan, (1 mo. LIBOR US + 2.750%), 3.98%, 8/06/21		1,305	1,308,858
Four Seasons Holdings, Inc., Term Loan (First Lien) 2013, (1 mo. LIBOR US + 2.500%), 3.73%, 11/30/23		343	345,956
Hilton Worldwide Finance LLC, Series B-2 Term Loan, (1 mo. LIBOR US + 2.000%), 3.23%, 10/25/23		3,055	3,068,513
KFC Holding Co. (AKA Yum! Brands), Term B Loan, (1 mo. LIBOR US + 2.000%), 3.23%, 6/16/23		7,439	7,475,294
La Quinta Intermediate Holdings LLC, Initial Term Loan, (3 mo. LIBOR US + 2.750%), 4.05%, 4/14/21		1,581	1,593,082
Scientific Games International, Inc., Initial Term B-3 Loan, (1 mo. LIBOR US + 4.000%), 5.23%, 10/01/21		1,392	1,393,475
Station Casinos LLC, Term B Facility Loan, 3.73%, 6/08/23		2,524	2,527,335

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	69

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (o)		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Thayer Los Cabos Arrendador S. DE R.L. de CV (Thayer Los Cabos Arrendattario, S. DE R.L. de CV), B Note, (1 mo. LIBOR US + 8.000%), 9.23%, 9/09/18 (c)	USD	5,375	$5,294,375

			65,041,975
Household Durables — 0.0%
Serta Simmons Bedding LLC, Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.500%), 4.68% - 4.80%, 11/08/23		5,851	5,859,961
Household Products — 0.0%
Spectrum Brands, Inc., 2017 Refinanced USD Term Loan, 3.18% - 3.26%, 6/23/22		4,152	4,172,937
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Co. LP, Term B-1 Loan, (1 mo. LIBOR US + 2.250%), 3.49%, 5/03/20		2,002	2,000,702
Calpine Corp.:
Term Loan (2016), (3 mo. LIBOR US + 2.750%), 4.05%, 5/31/23		2,559	2,567,314
Term Loan, (3 mo. LIBOR US + 2.750%), 4.05%, 1/15/24		678	679,763
Dynegy, Inc., Tranche C-1 Term Loan, (1 mo. LIBOR US + 3.250%), 4.48%, 2/07/24		5,014	5,036,655

			10,284,434
Insurance — 0.2%
Alliant Holdings Intermediate LLC, Initial Term Loan, (3 mo. LIBOR US + 3.250%), 4.56%, 8/12/22		2,893	2,900,589
AmWINS Group LLC, Term Loan (First Lien), 3.98% - 6.00%, 1/25/24		2,065	2,070,076
AssuredPartners, Inc., 2017 Refinancing Term Loan, (1 mo. LIBOR US + 3.500%), 4.73%, 10/21/22		1,874	1,876,927
Asurion LLC (FKA Asurion Corp.):
Replacement B-2 Term Loan (Second Lien), 6.00%, 7/14/25		965	988,826
Replacement B-4 Term Loan, (1 mo. LIBOR US + 3.250%), 4.48%, 8/04/22		1,148	1,151,685
Replacement B-5 Term Loan, (1 mo. LIBOR US + 3.000%), 4.23%, 11/03/23		5,545	5,586,771
HUB International Ltd., Initial Term Loan, (3 mo. LIBOR US + 3.250%), 4.42%, 10/02/20		2,254	2,269,086
Sedgwick Claims Management Services, Inc.:
Initial Loan (Second Lien), (1 mo. LIBOR US + 5.750%), 6.98%, 2/28/22		2,500	2,525,000
Initial Term Loan (First Lien), (1 mo. LIBOR US + 2.750%), 3.98%, 3/01/21		3,679	3,684,487
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, (2 mo. LIBOR US + 3.250%), 4.51%, 3/03/23		2,571	2,587,305
USI, Inc. (FKA Compass Investors, Inc.), Initial Term Loan, (3 mo. LIBOR US + 3.000%), 4.18%, 5/16/24		2,040	2,033,635

			27,674,387
Internet Software & Services — 0.1%
Canyon Valor Cos., Inc. (FKA GTCR Valor Cos., Inc.):
Term Loan B (USD), 4.25%, 6/16/23		2,330	2,347,475
Initial Term Loan (First Lien), (1 week LIBOR US + 6.000%), 7.19%, 6/16/23		1,797	1,810,328
Cotiviti Corp. (Cotiviti Domestic Holdings, Inc.), Initial Term B Loan (First Lien), (3 mo. LIBOR US + 2.500%), 3.80%, 9/28/23 (c)		2,840	2,853,817

Floating Rate Loan Interests (o)		Par (000)	Value
Internet Software & Services (continued)
Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Initial Term Loan, (1 mo. LIBOR US + 2.500%), 3.73%, 2/15/24	USD	4,257	$4,275,678
Hyland Software, Inc., Term-1 Loan (First Lien), (1 mo. LIBOR US + 3.250%), 4.48%, 7/01/22 (c)		1,649	1,667,328
Rackspace Hosting, Inc., 2017 Refinancing Term B Loan (First Lien), 4.26% - 4.31%, 11/03/23		4,134	4,159,232
TierPoint LLC, Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.750%), 4.98%, 5/06/24		1,870	1,877,013

			18,990,871
IT Services — 0.3%
First Data Corp., 2024 New Dollar Term Loan, (1 mo. LIBOR US + 2.500%), 3.73%, 4/26/24		23,290	23,414,578
Neustar, Inc.:
Term Loan B1, 3.25%, 9/02/19		506	511,421
Term Loan B2, 3.75%, 3/01/24		1,379	1,395,930
Optiv, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.250%), 4.56%, 2/01/24		4,383	4,369,677
Peak 10 Holding Corp.:
Term Loan (Second Lien), 7.25%, 7/24/25		1,954	1,983,310
Term Loan B, 3.50%, 7/24/24		1,685	1,691,319
Sabre GLBL, Inc. (FKA Sabre, Inc.), 2017 Incremental Term Loan, (1 mo. LIBOR US + 2.750%), 3.98%, 2/22/24		2,477	2,496,033
WEX, Inc., Term B-2 Loan, (1 mo. LIBOR US + 2.750%), 3.98%, 6/30/23		3,643	3,680,652

			39,542,920
Leisure Products — 0.0%
Leslie’s Poolmart, Inc., Tranche B-1 Term Loan, 5.01% - 5.06%, 8/16/23		1,474	1,482,765
Life Sciences Tools & Services — 0.2%
Albany Molecular Research, Inc., Term Loan (First Lien), 3.25%, 8/28/24		1,620	1,632,150
inVentiv Group Holdings, Inc., Term Loan (First Lien), 4.80%, 11/09/23		4,529	4,531,322
Jaguar Holding Co. I LLC (FKA Jaguar Holding Co. I), 2017 Term Loan, 3.98% - 4.05%, 8/18/22		8,729	8,785,634
Patheon Holdings I BV (FKA DPX Holdings BV), Tranche B Dollar Term Loan, 4.50%, 4/22/24		8,738	8,758,072
Quintiles IMS, Inc., Term B-1 Dollar Loan, 3.20% - 3.30%, 3/07/24		4,676	4,709,601

			28,416,779
Machinery — 0.1%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings, LLC), Refinancing Term Loan, (1 mo. LIBOR US + 3.000%), 4.23%, 12/13/19		2,082	2,081,523
Clark Equipment Co. (AKA Doosan Bobcat, Inc.), Tranche B Term Loan, (3 mo. LIBOR US + 2.750%), 3.93%, 5/18/24		1,401	1,410,247
Filtration Group Corp., Term Loan (First Lien), (2 mo. LIBOR US + 3.000%), 4.26%, 11/23/20		4,190	4,224,842
Gardner Denver, Inc., Initial Dollar Term Loan, (3 mo. LIBOR US + 3.250%), 4.55%, 7/30/20		1,490	1,497,313
Gates Global LLC, Initial B-1 Dollar Term Loan, (3 mo. LIBOR US + 3.250%), 4.55%, 4/01/24		2,598	2,616,056

See Notes to Financial Statements.

70	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (o)		Par (000)	Value
Machinery (continued)
RBS Global, Inc. (Rexnord LLC), Term B Loan Refinancing, 3.98% - 4.06%, 8/21/23	USD	3,358	$3,373,096
WESCO Distribution, Inc., Tranche B-1 Loan, (1 mo. LIBOR US + 3.000%), 4.23%, 12/12/19		93	93,454

			15,296,531
Media — 0.5%
Acquisitions Cogeco Cable II LP (Atlantic Broadband (Penn) Holdings, Inc.), Term B Loan (2013), (1 mo. LIBOR US + 2.500%), 3.73%, 11/30/19		1,960	1,961,861
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.250%), 4.55%, 7/23/21		1,695	1,656,473
Altice U.S. Finance I Corp., March 2017 Refinancing Term Loan, (1 mo. LIBOR US + 2.250%), 3.48%, 7/28/25		6,275	6,256,413
CBS Radio, Inc., Term B Loan, (1 mo. LIBOR US + 3.500%), 4.73%, 10/17/23 (c)		2,090	2,094,756
Charter Communications Operating LLC (AKA CCO Safari LLC), Term I-1 Loan, (1 mo. LIBOR US + 2.250%), 3.48%, 1/15/24		18,940	19,066,581
Creative Artists Agency LLC, Refinancing Term Loan, (1 mo. LIBOR US + 3.500%), 4.73%, 2/15/24		2,478	2,495,091
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 3.48%, 7/17/25		5,319	5,306,961
DHX Media Ltd., Initial Term Loan, (1 mo. LIBOR US + 3.750%), 4.98%, 12/29/23		1,085	1,090,425
Houghton Mifflin Harcourt Co., Term Loan, (1 mo. LIBOR US + 3.000%), 4.23%, 5/28/21		2,841	2,744,336
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, (1 mo. LIBOR US + 6.750%), 7.98%, 1/30/19		4,000	3,228,880
Mission Broadcasting, Inc., Term B-2 Loan, (1 mo. LIBOR US + 2.500%), 3.73%, 1/17/24		593	598,055
Nexstar Broadcasting, Inc., Term B-2 Loan, (1 mo. LIBOR US + 2.500%), 3.73%, 1/17/24		4,853	4,893,552
Numericable U.S. LLC, USD TLB-10 Term Loan, (3 mo. LIBOR US + 3.250%), 4.56%, 1/14/25		4,015	4,033,291
Radiate Holdco LLC (AKA RCN Grande), Closing Date Term Loan, (1 mo. LIBOR US + 3.000%), 4.23%, 2/01/24		1,476	1,454,997
Telenet Financing USD LLC, Term Loan AI Facility, 3.98%, 6/30/25		7,260	7,296,300
Trader Corp., 2017 Refinancing Term Loan (First Lien), (3 mo. LIBOR US + 3.250%), 4.54%, 9/28/23		1,990	1,989,177
Tribune Media Co. (FKA Tribune Co.), Term B Loan, (1 mo. LIBOR US + 3.000%), 4.23%, 1/26/24		5,034	5,047,792
Unitymedia Hessen GmbH & Co. KG, Term Loan B, 2.25%, 9/08/25		3,465	3,456,892
Univision Communications, Inc., 2017 Replacement Repriced Term Loan (First-Lien), (1 mo. LIBOR US + 2.750%), 3.98%, 3/15/24		3,836	3,820,441

			78,492,274
Multiline Retail — 0.0%
Hudson’s Bay Co., Initial Term Loan, (3 mo. LIBOR US + 3.250%), 4.55%, 9/30/22		2,589	2,464,623

Floating Rate Loan Interests (o)		Par (000)	Value
Oil, Gas & Consumable Fuels — 0.2%
BCP Raptor LLC (AKA EagleClaw Midstream Ventures), Initial Term Loan, (2 mo. LIBOR US + 4.250%), 5.51%, 6/24/24	USD	2,250	$2,258,437
California Resources Corp.:
Loan, (1 mo. LIBOR US + 10.375%), 11.60%, 12/31/21		2,765	2,973,757
Term Loan, (1 mo. LIBOR US + 3.000%), 4.23%, 9/24/19 (c)		2,980	2,831,301
Chesapeake Energy Corp., Class A Loan, (3 mo. LIBOR US + 7.500%), 8.69%, 8/23/21		2,961	3,176,106
CITGO Holding, Inc., Term Loan, (3 mo. LIBOR US + 8.500%), 9.80%, 5/12/18		2,318	2,348,651
Energy Transfer Equity LP, Loan, (1 mo. LIBOR US + 2.750%), 3.97%, 2/02/24		3,239	3,250,827
MEG Energy Corp., Initial Term Loan, (1 mo. LIBOR US + 3.500%), 4.73%, 12/31/23		4,255	4,230,704
Ultra Resources, Inc., Loan, (1 mo. LIBOR US + 3.000%), 4.22%, 4/12/24		1,537	1,542,764
Veresen Midstream LP, Tranche B-2 Term Loan, (1 mo. LIBOR US + 3.500%), 4.73%, 3/31/22		2,048	2,059,392

			24,671,939
Personal Products — 0.0%
Nature’s Bounty Co. (AKA NBTY), Dollar Term B-1 Loan, (3 mo. LIBOR US + 3.500%), 4.80%, 5/05/23		1,054	1,054,827
Pharmaceuticals — 0.2%
Akorn, Inc., Loan, (1 mo. LIBOR US + 4.250%), 5.50%, 4/16/21 (c)		1,809	1,834,225
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, (1 mo. LIBOR US + 2.750%), 3.98%, 5/20/21		5,510	5,545,025
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 1.05% - 5.45%, 3/19/21		985	921,748
Ceva Intercompany BV, Dutch BV Term Loan, (3 mo. LIBOR US + 5.500%), 6.81%, 3/19/21		1,004	936,049
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, (3 mo. LIBOR US + 5.500%), 6.81%, 3/19/21		178	165,712
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, (3 mo. LIBOR US + 5.500%), 6.81%, 3/19/21		1,382	1,288,874
Prestige Brands, Inc., Term B-4 Loan, (1 mo. LIBOR US + 2.750%), 3.98%, 1/26/24		3,078	3,092,645
RPI Finance Trust, Initial Term Loan B-6, (3 mo. LIBOR US + 2.000%), 3.30%, 3/27/23		7,158	7,190,248
Valeant Pharmaceuticals International, Inc., Series F Tranche B Term Loan, (1 mo. LIBOR US + 4.750%), 5.98%, 4/01/22		6,830	6,956,725

			27,931,251
Professional Services — 0.0%
DTI Holdco, Inc., Initial Term Loan, 6.51% - 6.56%, 10/02/23		1,788	1,740,976
Greenrock Finance, Inc., Initial USD Term B Loan (First Lien), (3 mo. LIBOR US + 3.500%), 4.71%, 6/28/24		815	825,921
Sterling Midco Holdings, Inc. (FKA Sterling Holdings Ultimate Parent, Inc.), Initial Term Loan (First Lien), (3 mo. LIBOR US + 4.250%), 5.55%, 6/19/24		2,689	2,702,394

			5,269,291

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	71

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (o)		Par (000)	Value
Real Estate Management & Development — 0.2%
CityCenter Holdings LLC, Term B Loan, (1 mo. LIBOR US + 2.500%), 3.73%, 4/18/24	USD	3,022	$3,033,218
DTZ U.S. Borrower LLC (DTZ AUS Holdco Pty. Ltd.)(AKA Cushman & Wakefield), 2015-1 Additional Term Loan (First Lien), (3 mo. LIBOR US + 3.250%), 4.45% - 4.56%, 11/04/21		5,196	5,221,661
Holding Sole Memberbri 1868 Riata LLC, Term Loan, (3 mo. LIBOR US + 5.300%), 6.48%, 6/09/22 (c)		20,000	20,000,000
Realogy Group LLC (FKA Realogy Corp.), Initial Term B Loan, (1 mo. LIBOR US + 2.250%), 3.48%, 7/20/22		5,374	5,398,273

			33,653,152
Road & Rail — 0.0%
Gruden Acquisition, Inc. (AKA Quality Distribution), Incremental Term Loan (First Lien), (3 mo. LIBOR US + 5.500%), 6.80%, 8/18/22		1,379	1,329,011
Semiconductors & Semiconductor Equipment — 0.0%
Cavium, Inc., Term B-1 Loan, (1 mo. LIBOR US + 2.250%), 3.48%, 8/16/22 (c)		997	1,003,325
Microsemi Corp., Closing Date Term B Loan, (3 mo. LIBOR US + 2.250%), 3.55%, 1/15/23		1,222	1,225,726
ON Semiconductor Corp., 2017 New Replacement Term Loan, (1 mo. LIBOR US + 2.250%), 3.48%, 3/31/23		1,483	1,487,854
Versum Materials, Inc. (FKA Versum Materials LLC), Term Loan, (3 mo. LIBOR US + 2.500%), 3.80%, 9/29/23		1,062	1,070,938

			4,787,843
Software — 0.3%
Applied Systems, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.250%), 4.55%, 1/25/21		870	877,085
BMC Software Finance, Inc., Initial B-1 U.S. Term Loan, (1 mo. LIBOR US + 4.000%), 5.23%, 9/10/22		3,031	3,050,050
Cypress Intermediate Holdings III, Inc. (FKA Jaguar Holding, Inc.), Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.000%), 4.24%, 4/29/24		2,065	2,068,882
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-6 Term Loan, (3 mo. LIBOR US + 2.750%), 4.05%, 2/01/22		3,838	3,838,557
Informatica Corp., Dollar Term Loan, (3 mo. LIBOR US + 3.500%), 4.80%, 8/05/22		3,444	3,454,496
Information Resources, Inc. (FKA Symphonyiri Group, Inc.), Initial Term Loan (First Lien), (1 mo. LIBOR US + 4.250%), 5.48%, 1/18/24		1,372	1,381,273
Ivanti Software, Inc. (FKA LANDesk Group, Inc.), Term Loan (First Lien), (1 mo. LIBOR US + 4.250%), 5.49%, 1/20/24		604	598,920
Kronos, Inc., Incremental Term Loan (First Lien), (3 mo. LIBOR US + 3.500%), 4.68%, 11/01/23		4,507	4,560,024
MA FinanceCo. LLC (AKA Micro Focus International PLC), Tranche B-3 Term Loan, (1 mo. LIBOR US + 2.750%), 3.98%, 6/21/24		349	349,123
Misys Ltd.:
Dollar Term Loan (First Lien), (3 mo. LIBOR US + 3.500%), 4.74%, 6/13/24		3,890	3,920,264
Dollar Term Loan (Second Lien), (3 mo. LIBOR US + 7.250%), 8.46%, 6/13/25		1,105	1,133,774

Floating Rate Loan Interests (o)		Par (000)	Value
Software (continued)
Mitchell International, Inc., Initial Term Loan, 4.76% - 4.81%, 10/13/20	USD	2,557	$2,566,384
Project Alpha Intermediate Holding, Inc., Term Loan, (3 mo. LIBOR US + 3.500%), 4.81%, 4/26/24		2,665	2,659,164
RP Crown Parent LLC, Initial Term Loan, (1 mo. LIBOR US + 3.500%), 4.73%, 10/12/23		2,740	2,770,782
Seattle Spinco, Inc. (AKA Micro Focus International PLC), Initial Term Loan, (3 mo. LIBOR US + 2.750%), 4.03%, 6/21/24		2,357	2,357,716
Sophia LP, Term B Loan, (3 mo. LIBOR US + 3.250%), 4.55%, 9/30/22		2,550	2,553,953
SS&C Technologies Holdings, Inc.:
2017 Refinancing New Term B-1 Loan, (1 mo. LIBOR US + 2.250%), 3.48%, 7/08/22		3,706	3,726,135
2017 Refinancing New Term B-2 Loan, (1 mo. LIBOR US + 2.250%), 3.48%, 7/08/22		210	211,026
TIBCO Software, Inc., Term B-1 Loan, (1 mo. LIBOR US + 3.500%), 4.73%, 12/04/20		3,162	3,177,423
VF Holding Corp., Term B-1 Loan (First Lien), (3 mo. LIBOR US + 3.250%), 4.55%, 6/30/23		4,214	4,234,931

			49,489,962
Specialty Retail — 0.1%
Academy Ltd., Initial Term Loan, 5.22% - 5.31%, 7/01/22		1,643	1,284,393
Harbor Freight Tools USA, Inc., Initial Loan (2016), (1 mo. LIBOR US + 3.250%), 4.48%, 8/18/23		3,147	3,160,284
Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan, 3.97% - 3.98%, 1/30/23		1,989	1,989,071
National Vision, Inc., Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.000%), 4.23%, 3/12/21		6,763	6,791,336
Neiman Marcus Group, Inc., Other Term Loan, (1 mo. LIBOR US + 3.250%), 4.47%, 10/25/20		1,260	929,949
Party City Holdings, Inc., 2016 Replacement Term Loan, (3 mo. LIBOR US + 3.000%), 4.30% - 4.32%, 8/19/22		2,850	2,859,535

			17,014,568
Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., Additional Term B-1 Loan, (1 mo. LIBOR US + 2.500%), 3.73%, 10/31/23		3,883	3,901,978
Beacon Roofing Supply, Inc., Initial Term Loan, 3.98% - 6.00%, 10/01/22		2,251	2,265,141
Hayward Industries, Inc., Term Loan B (USD), 3.50%, 7/18/24		1,137	1,145,472
HD Supply, Inc., Term B-1 Loan, (3 mo. LIBOR US + 2.750%), 4.05%, 8/13/21		7,413	7,428,949
Nexeo Solutions LLC, Term B Loan, (3 mo. LIBOR US + 3.750%), 4.79% - 5.06%, 6/09/23		337	340,957
Solenis International LP (Solenis Holdings 3 LLC) (AKA Ashland Water Technologies), Initial Term Loan (Second Lien), (3 mo. LIBOR US + 6.750%), 7.95%, 7/31/22		2,250	2,252,813

			17,335,310
Transportation Infrastructure — 0.0%
Air Medical Group Holdings, Inc., Initial Term Loan, (1 mo. LIBOR US + 3.250%), 4.48%, 4/28/22		458	448,745

See Notes to Financial Statements.

72	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (o)		Par (000)	Value
Water Utilities — 0.0%
HD Supply Waterworks Ltd., Term Loan B, 3.00%, 7/19/24	USD	1,420	$1,428,435
Wireless Telecommunication Services — 0.1%
SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, (1 mo. LIBOR US + 2.250%), 3.49%, 3/24/21		2,999	3,015,201
Sprint Communications, Inc., Initial Term Loan, (1 mo. LIBOR US + 2.500%), 3.75%, 2/02/24		5,526	5,544,110

			8,559,311
Total Floating Rate Loan Interests — 6.2%			972,266,764

Foreign Agency Obligations
Argentina — 0.1%
Petrobras Argentina SA, 7.38%, 7/21/23 (b)		4,571	4,781,266
YPF SA, 8.88%, 12/19/18 (b)		8,732	9,358,084

			14,139,350
Brazil — 0.0%
Petrobras Global Finance BV, 8.38%, 5/23/21		2,617	2,944,125
Canada — 0.0%
NOVA Chemicals Corp.:
4.88%, 6/01/24 (b)		1,208	1,215,550
5.25%, 6/01/27 (b)		1,428	1,431,570

			2,647,120
Chile — 0.1%
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 1/25/47 (b)		10,554	11,451,301
China — 0.6%
Bluestar Finance Holdings Ltd., 3.50%, 9/30/21		1,017	1,023,197
CDBL Funding 1, 4.25%, 12/02/24		3,800	3,966,691
Chang Development International Ltd., 3.63%, 1/20/20		1,900	1,891,524
Chinalco Capital Holdings Ltd., 4.25%, 4/21/22		2,890	2,926,171
CITIC Ltd., 6.80%, 1/17/23		3,000	3,518,781
CNAC HK Finbridge Co. Ltd.:
3.50%, 7/19/22		5,120	5,151,468
4.13%, 7/19/27		1,900	1,921,428
CNAC HK Synbridge Co. Ltd., 5.00%, 5/05/20		10,997	11,161,405
CNOOC Finance Ltd., 5.00%, 5/02/42		5,000	5,513,685
COSCO Finance 2011 Ltd., 4.00%, 12/03/22		2,200	2,294,321
Dianjian Haiyu Ltd., (5 yr. Swap Semi 30/360 US + 6.773%), 3.50% (j)(k)		3,425	3,420,448
HeSteel Hong Kong Co. Ltd., 4.25%, 4/07/20		5,600	5,564,630
Huarong Finance 2017 Co. Ltd., 4.75%, 4/27/27		3,300	3,406,610
Huarong Finance II Co. Ltd.:
5.50%, 1/16/25		5,000	5,392,300
4.63%, 6/03/26		1,132	1,159,153
4.88%, 11/22/26		628	654,081
ICBCIL Finance Co. Ltd., 3.38%, 4/05/22		4,925	4,990,089
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 2.50%, 6/16/21		2,750	2,723,394
Jinan West City Investment & Development Group Co. Ltd., 3.13%, 10/11/21		950	923,173
Minmetals Bounteous Finance BVI Ltd.:
4.75%, 7/30/25		2,900	3,097,200
4.20%, 7/27/26		1,700	1,742,223

Foreign Agency Obligations		Par (000)	Value
China (continued)
Shanhai Hong Kong International Investments Ltd., 3.88%, 4/20/20	USD	1,450	$1,461,735
Sinochem Offshore Capital Co. Ltd., 3.25%, 4/29/19		19,847	20,164,393
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 7/30/24		626	685,350
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 2/04/27		209	224,817
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 4/12/47		2,200	2,216,148
SPIC U.S. Dollar Bond Co. Ltd., 3.88%, 12/06/26		1,125	1,150,602
Tewoo Group Finance No. 3 Ltd., 4.63%, 4/06/20		1,270	1,294,741

			99,639,758
France — 0.0%
NEW Areva Holding SA, 4.88%, 9/23/24	EUR	1,600	2,139,319
Hong Kong — 0.1%
China Cinda Finance I Ltd.:
4.25%, 4/23/25	USD	5,980	6,088,639
4.40%, 3/09/27		3,400	3,475,708
China Great Wall International Holdings III Ltd., 2.63%, 10/27/21		1,900	1,859,251

			11,423,598
India — 0.1%
BPRL International Singapore Pte. Ltd., 4.38%, 1/18/27		3,875	4,025,036
Greenko Dutch BV, 5.25%, 7/24/24		4,525	4,520,475
Greenko Investment Co., 4.88%, 8/16/23		3,036	2,982,852
Hindustan Petroleum Corp. Ltd., 4.00%, 7/12/27		1,905	1,913,723
NTPC Ltd., 5.63%, 7/14/21		2,590	2,848,762

			16,290,848
Indonesia — 0.1%
Pertamina Persero PT:
5.63%, 5/20/43		8,124	8,610,311
6.45%, 5/30/44		4,476	5,209,728
Perusahaan Gas Negara Persero Tbk, 5.13%, 5/16/24		1,469	1,587,034

			15,407,073
Mexico — 0.1%
Mexico City Airport Trust, 4.25%, 10/31/26 (b)		5,624	5,785,690
Petroleos Mexicanos:
5.50%, 1/21/21		6,678	7,158,816
5.38%, 3/13/22 (b)		110	117,205

			13,061,711
Mongolia — 0.0%
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		7,298	7,863,880
Netherlands — 0.1%
Petrobras Global Finance BV:
5.38%, 1/27/21		2,320	2,383,800
4.38%, 5/20/23		7,527	7,291,781

			9,675,581
Sri Lanka — 0.0%
SriLankan Airlines Ltd., 5.30%, 6/27/19		3,500	3,549,280
United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC:
3.63%, 6/22/21		11,073	11,277,718
3.63%, 1/12/23		1,700	1,711,342

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	73

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Foreign Agency Obligations		Par (000)	Value
United Arab Emirates (continued)
DP World Crescent Ltd., 3.91%, 5/31/23	USD	790	$808,960

			13,798,020
Total Foreign Agency Obligations — 1.4%			224,030,964

Foreign Government Obligations
Argentina — 0.3%
Republic of Argentina:
9.00%, 11/29/18		17,130	18,397,620
6.25%, 4/22/19		2,716	2,864,022
6.88%, 4/22/21		20,855	22,450,407

			43,712,049
Brazil — 0.3%
Federative Republic of Brazil:
0.00%, 7/01/18 (n)	BRL	40,000	11,964,879
5.88%, 1/15/19	USD	17,325	18,303,863
4.88%, 1/22/21		11,993	12,712,580

			42,981,322
Croatia — 0.1%
Republic of Croatia, 6.63%, 7/14/20		15,488	17,121,984
Egypt — 0.1%
Arab Republic of Egypt:
5.75%, 4/29/20		5,508	5,709,868
6.13%, 1/31/22 (b)		13,522	13,946,591

			19,656,459
Hungary — 0.2%
Republic of Hungary, 6.25%, 1/29/20		25,936	28,270,240
India — 0.1%
Republic of India:
6.35%, 1/02/20	INR	771,680	12,024,657
8.27%, 6/09/20		307,720	5,021,758

			17,046,415
Indonesia — 0.5%
Republic of Indonesia:
7.88%, 4/15/19	IDR	259,006,000	19,880,616
5.88%, 3/13/20	USD	36,810	40,217,318
3.70%, 1/08/22		2,125	2,197,679
4.35%, 9/10/24		2,300	2,412,240
4.33%, 5/28/25		1,500	1,563,750
4.15%, 3/29/27		3,100	3,158,280

			69,429,883
Kuwait — 0.0%
State of Kuwait, 2.75%, 3/20/22		2,119	2,134,469
Maldives — 0.0%
Republic of Maldives, 7.00%, 6/07/22		2,800	2,821,787
Mexico — 0.0%
United Mexican States, 4.15%, 3/28/27		5,524	5,764,294
Mongolia — 0.1%
Government of Mongolia:
7.50%, 6/30/18	CNY	10,000	1,482,808
10.88%, 4/06/21	USD	5,185	6,007,191
5.13%, 12/05/22		7,055	6,770,839
8.75%, 3/09/24		6,945	7,757,412

			22,018,250
Panama — 0.1%
Republic of Panama, 5.20%, 1/30/20		18,432	19,906,560

Foreign Government Obligations		Par (000)	Value
Sri Lanka — 0.4%
Republic of Sri Lanka:
6.00%, 1/14/19	USD	13,610	$14,085,901
5.13%, 4/11/19		13,922	14,269,953
6.25%, 10/04/20		3,585	3,811,769
6.25%, 7/27/21		473	503,745
5.75%, 1/18/22		1,750	1,828,369
6.85%, 11/03/25		5,000	5,393,410
6.83%, 7/18/26		8,509	9,168,558
6.20%, 5/11/27		9,500	9,785,029

			58,846,734
Turkey — 0.1%
Republic of Turkey, 5.63%, 3/30/21		13,713	14,613,670
Uruguay — 0.2%
Republic of Uruguay:
8.00%, 11/18/22		16,382	20,010,196
4.50%, 8/14/24		8,024	8,734,124

			28,744,320
Vietnam — 0.0%
Republic of Vietnam, 4.80%, 11/19/24		930	978,029
Total Foreign Government Obligations — 2.5%			394,046,465

Investment Companies — 3.6%		Shares
iShares iBoxx $ High Yield Corporate Bond ETF (h)(p)		6,244,352	555,185,336

Non-Agency Mortgage-Backed Securities		Par (000)
Collateralized Mortgage Obligations — 3.7%
Adjustable Rate Mortgage Trust:
Series 2005-8, Class 2A1, 3.71%, 11/25/35 (d)	USD	5,468	4,871,495
Series 2005-8, Class 7A2, (1 mo. LIBOR US + 0.560%), 1.79%, 11/25/35 (a)		3,106	2,934,687
Series 2005-9, Class 5A1, (1 mo. LIBOR US + 0.540%), 1.77%, 11/25/35 (a)		2,716	2,679,006
Ajax Mortgage Loan Trust:
Series 2015-B, Class A, 3.88%, 7/25/60 (b)(e)		3,824	3,820,921
Series 2015-C, Class A, 3.88%, 3/25/57 (b)(e)		8,211	8,057,772
Series 2016-A, Class A, 4.25%, 8/25/64 (b)(e)		2,600	2,620,051
Alternative Loan Trust:
Series 2005-16, Class A1, (12 mo. Federal Reserve Cumulative Average US + 1.645%), 2.42%, 6/25/35 (a)		942	879,154
Series 2005-36, Class 2A1A, (1 mo. LIBOR US + 0.310%), 1.54%, 8/25/35 (a)		3,060	2,467,660
Series 2005-56, Class 1A1, (1 mo. LIBOR US + 0.730%), 1.96%, 11/25/35 (a)		5,024	4,877,441
Series 2005-56, Class 4A1, (1 mo. LIBOR US + 0.310%), 1.54%, 11/25/35 (a)		7,235	6,318,590
Series 2005-61, Class 1A1, (1 mo. LIBOR US + 0.520%), 1.75%, 12/25/35 (a)		512	487,913
Series 2005-61, Class 2A1, (1 mo. LIBOR US + 0.280%), 1.51%, 12/25/35 (a)		5,005	4,525,087
Series 2005-63, Class 3A3, 3.21%, 11/25/35 (d)		4,963	4,309,893

See Notes to Financial Statements.

74	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2005-63, Class 5A1, 3.24%, 12/25/35 (d)	USD	673	$615,782
Series 2005-64CB, Class 1A1, 5.50%, 12/25/35		145	142,400
Series 2005-72, Class A1, (1 mo. LIBOR US + 0.270%), 1.50%, 1/25/36 (a)		5,101	4,764,888
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.300%), 1.53%, 1/25/36 (a)		4,963	4,396,895
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 1.78%, 2/25/36 (a)		9,318	8,419,931
Series 2006-2CB, Class A6, 5.50%, 3/25/36		1,407	1,121,990
Series 2006-7CB, Class 1A6, 6.00%, 5/25/36		1,469	1,147,141
Series 2006-9T1, Class A7, 6.00%, 5/25/36		704	557,050
Series 2006-11CB, Class 1A5, 6.00%, 5/25/36		1,338	1,080,460
Series 2006-15CB, Class A1, 6.50%, 6/25/36		1,688	1,364,367
Series 2006-20CB, Class A9, 6.00%, 7/25/36		845	600,598
Series 2006-45T1, Class 1A10, 6.00%, 2/25/37		4,421	3,223,593
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		3,570	2,763,323
Series 2006-J7, Class 2A1, (Cost of Funds for the 11th District of San Franciso + 1.500%), 2.15%, 11/20/46 (a)		8,096	5,086,943
Series 2006-J8, Class A5, 6.00%, 2/25/37		2,073	1,451,548
Series 2006-OA2, Class A1, (1 mo. LIBOR US + 0.210%), 1.44%, 5/20/46 (a)		2,670	2,152,347
Series 2006-OA3, Class 2A1, (1 mo. LIBOR US + 0.210%), 1.44%, 5/25/36 (a)		18,607	16,268,104
Series 2006-OA6, Class 1A2, (1 mo. LIBOR US + 0.210%), 1.44%, 7/25/46 (a)		12,996	12,249,766
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.190%), 1.42%, 7/25/46 (a)		23,684	20,946,505
Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.730%), 2.51%, 11/25/46 (a)		12,030	11,297,240
Series 2006-OA14, Class 2A1, (1 mo. LIBOR US + 0.190%), 1.42%, 11/25/46 (a)		11,785	10,291,964
Series 2006-OA14, Class 3A1, (12 mo. Federal Reserve Cumulative Average US + 0.850%), 1.63%, 11/25/46 (a)		15,790	15,877,777
Series 2006-OA16, Class A2, (1 mo. LIBOR US + 0.190%), 1.42%, 10/25/46 (a)		706	646,809
Series 2006-OA22, Class A1, (1 mo. LIBOR US + 0.160%), 1.39%, 2/25/47 (a)		14,351	13,374,235
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37		870	636,678
Series 2007-9T1, Class 2A1, 6.00%, 5/25/37		4,860	3,586,014
Series 2007-9T1, Class 2A2, 6.00%, 5/25/37		834	615,550

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Series 2007-12T1, Class A5, 6.00%, 6/25/37	USD	677	$576,289
Series 2007-12T1, Class A22, 5.75%, 6/25/37		3,052	2,530,413
Series 2007-15CB, Class A7, 6.00%, 7/25/37		505	465,897
Series 2007-18CB, Class 2A25, 6.00%, 8/25/37		487	437,339
Series 2007-19, Class 1A4, 6.00%, 8/25/37		2,033	1,645,086
Series 2007-19, Class 1A8, 6.00%, 8/25/37		989	800,401
Series 2007-25, Class 1A3, 6.50%, 11/25/37		5,156	4,124,657
Series 2007-AL1, Class A1, (1 mo. LIBOR US + 0.250%), 1.48%, 6/25/37 (a)		10,981	7,792,897
Series 2007-J1, Class 2A5, 6.00%, 3/25/37		2,239	1,513,234
Series 2007-OA3, Class 1A1, (1 mo. LIBOR US + 0.140%), 1.37%, 4/25/47 (a)		19,374	17,251,203
Series 2007-OA4, Class A1, (1 mo. LIBOR US + 0.170%), 1.40%, 5/25/47 (a)		7,812	6,944,621
Series 2007-OA7, Class A1B, (1 mo. LIBOR US + 0.140%), 1.37%, 5/25/47 (a)		1,311	1,218,001
Series 2007-OA8, Class 2A1, (1 mo. LIBOR US + 0.180%), 1.41%, 6/25/47 (a)		19,925	16,808,710
Series 2007-OA11, Class A1A, (12 mo. Federal Reserve Cumulative Average US + 1.380%), 2.16%, 11/25/47 (a)		4,940	3,950,779
Series 2007-OH3, Class A1A, (1 mo. LIBOR US + 0.290%), 1.52%, 9/25/47 (a)		6,775	5,799,840
Alternative Loan Trust Resecuritization, Series 2006-22R, Class 1A6, 6.00%, 5/25/36		2,091	1,748,014
American Home Mortgage Assets Trust:
Series 2006-3, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.970%), 1.75%, 10/25/46 (a)		22,352	21,329,932
Series 2006-3, Class 2A11, (12 mo. Federal Reserve Cumulative Average US + 0.940%), 1.72%, 10/25/46 (a)		8,428	7,389,936
Series 2007-3, Class 22A1, 6.25%, 6/25/37 (e)		1,693	1,368,010
Banc of America Funding Trust:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 (d)		1,090	945,696
Series 2006-D, Class 6A1, 3.43%, 5/20/36 (d)		705	623,683
Series 2007-D, Class 1A1, (1 mo. LIBOR US + 0.210%), 1.44%, 6/20/47 (a)		3,126	2,677,795
Banc of America Mortgage Trust, Series 2004-L, Class 4A1, 3.56%, 1/25/35 (d)		24	23,351
Bear Stearns ALT-A Trust, Series 2006-2, Class 11A1, (1 mo. LIBOR US + 0.440%), 1.67%, 4/25/36 (a)		12,086	11,683,764
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AC9, Class A5, 6.25%, 12/25/35 (e)		1,468	1,453,732
Series 2006-AC1, Class 1A2, 6.25%, 2/25/36 (e)		1,471	1,309,958

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	75

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Bear Stearns Mortgage Funding Trust:
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.170%), 1.40%, 3/25/37 (a)	USD	2,947	$2,495,560
Series 2007-AR3, Class 1A1, (1 mo. LIBOR US + 0.140%), 1.37%, 3/25/37 (a)		3,811	3,450,973
Series 2007-AR4, Class 1A1, (1 mo. LIBOR US + 0.200%), 1.43%, 9/25/47 (a)		5,128	4,550,325
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A5, 6.00%, 1/25/37		167	153,494
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-9, Class 1A1, (1 mo. LIBOR US + 0.600%), 1.83%, 5/25/35 (a)		5,954	5,144,961
Series 2005-11, Class 4A1, (1 mo. LIBOR US + 0.270%), 1.50%, 4/25/35 (a)		3,226	3,068,264
Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 1.74%, 4/25/46 (a)		3,458	1,789,105
Series 2007-21, Class 1A1, 6.25%, 2/25/38		325	271,751
Series 2007-J2, Class 2A6, 6.00%, 7/25/37		1,101	848,379
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		1,681	1,295,484
Credit Suisse Commercial Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21		172	160,006
Credit Suisse Mortgage Trust, Series 2008-2R, Class 1A1, 6.00%, 7/25/37 (b)		1,396	1,289,079
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2007-OA4, Class 1A1A, (1 mo. LIBOR US + 0.190%), 1.42%, 8/25/47 (a)		3,053	2,798,629
Series 2007-OA4, Class 3A1, (1 mo. LIBOR US + 0.190%), 1.42%, 8/25/47 (a)		21,404	19,069,201
Fannie Mae Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, (1 mo. LIBOR US + 4.250%), 5.48%, 1/25/29 (a)		6,185	6,932,324
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.450%), 5.68%, 1/25/29 (a)		13,230	14,874,780
Series 2016-C06, Class 1M2, (1 mo. LIBOR US + 4.250%), 5.48%, 4/25/29 (a)		8,706	9,778,798
Series 2016-C07, Class 2M2, (1 mo. LIBOR US + 4.350%), 5.58%, 5/25/29 (a)		2,092	2,331,052
Series 2017-C01, Class 1B1, (1 mo. LIBOR US + 5.750%), 6.98%, 7/25/29 (a)(b)		8,182	9,561,069
Series 2017-C01, Class 1M2, (1 mo. LIBOR US + 3.550%), 4.78%, 7/25/29 (a)(b)		2,345	2,521,928
Series 2017-C02, Class 2M1, (1 mo. LIBOR US + 1.150%), 2.38%, 9/25/29 (a)		2,024	2,042,752
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA8, Class 1A1, 2.76%, 2/25/37 (d)		2,952	2,132,429
GMACM Mortgage Loan Trust, Series 2005-AR2, Class 4A, 3.64%, 5/25/35 (d)		92	86,817
GreenPoint Mortgage Funding Trust, Series 2006-AR1, Class GA1B, (1 mo. LIBOR US + 0.170%), 1.40%, 2/25/36 (a)		8,024	7,481,009

Non-Agency Mortgage-Backed Securities		Par (000)	Value
GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 5/25/36	USD	33	$32,136
Impac CMB Trust, Series 2005-6, Class 1A1, (1 mo. LIBOR US + 0.500%), 1.73%, 10/25/35 (a)		3,595	3,230,219
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 7/25/37		1,207	1,096,873
Series 2007-F2, Class 2A1, 6.50%, 7/25/37		2,354	1,552,489
IndyMac INDX Mortgage Loan Trust:
Series 2005-AR14, Class 2A1A, (1 mo. LIBOR US + 0.300%), 1.53%, 7/25/35 (a)		4,952	4,672,257
Series 2007-AR15, Class 1A1, 3.52%, 8/25/37 (d)		220	186,902
Series 2007-AR15, Class 2A1, 3.61%, 8/25/37 (d)		964	813,245
JPMorgan Mortgage Trust:
Series 2015-3, Class A5, 3.50%, 5/25/45 (b)(d)		2,127	2,181,118
Series 2016-2, Class A1, 2.68%, 6/25/46 (b)(d)		2,474	2,486,388
Series 2017-1, Class A4, 3.50%, 1/25/47 (b)(d)		5,078	5,209,994
Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.150%), 2.38%, 12/25/37 (a)		19,301	18,422,362
LSTAR Commercial Mortgage Trust, Series 2016-7, Class A1, (1 mo. LIBOR US + 2.000%), 3.05%, 12/01/21 (a)(b)		10,547	10,480,597
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, (1 mo. LIBOR US + 2.000%), 3.23%, 4/01/22 (a)(b)(c)		5,985	5,957,509
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class AV1, 3.62%, 6/25/37 (d)		1,909	1,383,448
Merrill Lynch Mortgage Investors Trust:
Series 2005-A9, Class 2A1E, 3.25%, 12/25/35 (d)		1,734	1,719,259
Series 2006-1, Class 2A1, 3.06%, 2/25/36 (d)		858	853,903
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.50%, 4/25/57 (b)(d)		2,865	2,874,749
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1B, 3.25%, 9/25/56 (b)(d)		736	751,907
Prime Mortgage Trust:
Series 2006-DR1, Class 1A2, 6.00%, 5/25/35 (b)		109	109,225
Series 2006-DR1, Class 2A1, 5.50%, 5/25/35 (b)		714	656,183
Residential Accredit Loans, Inc.:
Series 2007-QH1, Class A1, (1 mo. LIBOR US + 0.160%), 1.39%, 2/25/37 (a)		5,259	4,601,714
Series 2007-QS4, Class 3A2, 6.00%, 3/25/37		366	322,162
Residential Asset Securitization Trust, Series 2006-A15, Class A12, 6.25%, 1/25/37		426	306,515
Residential Funding Mortgage Securities Trust, Series 2007-S7, Class A20, 6.00%, 7/25/37		101	93,528
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 3.52%, 4/25/47 (d)		552	429,534

See Notes to Financial Statements.

76	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Structured Asset Mortgage Investments II Trust:
Series 2005-AR3, Class 1A1, (1 mo. LIBOR US + 0.270%), 1.50%, 8/25/35 (a)	USD	2,911	$2,590,946
Series 2006-AR2, Class A1, (1 mo. LIBOR US + 0.230%), 1.46%, 2/25/36 (a)		2,077	1,858,480
Series 2006-AR4, Class 3A1, (1 mo. LIBOR US + 0.190%), 1.42%, 6/25/36 (a)		15,509	13,912,573
Series 2006-AR6, Class 2A1, (1 mo. LIBOR US + 0.190%), 1.42%, 7/25/46 (a)		22,149	18,275,917
Series 2007-AR4, Class GA4B, (1 mo. LIBOR US + 0.180%), 1.41%, 9/25/47 (a)		5,171	4,702,324
WaMu Mortgage Pass-Through Certificates Trust:
Series 2006-AR19, Class 2A, (Cost of Funds for the 11th District of San Franciso + 1.250%), 1.90%, 1/25/47 (a)		14,333	14,019,840
Series 2007-OA4, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.770%), 1.55%, 5/25/47 (a)		3,523	3,187,835
Series 2007-OA5, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.750%), 1.53%, 6/25/47 (a)		11,702	10,541,156
Series 2007-OA6, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.810%), 1.54%, 7/25/47 (a)		6,191	5,468,228
Washington Mutual Mortgage Pass-Through Certificates:
Series 2006-8, Class A5, 4.54%, 10/25/36 (e)		1,568	1,023,366
Series 2006-AR5, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.980%), 1.76%, 6/25/46 (a)		9,875	6,754,069
Series 2007-OA1, Class 2A, (12 mo. Federal Reserve Cumulative Average US + 0.720%), 1.50%, 12/25/46 (a)		8,870	6,606,410
Series 2007-OA5, Class A1A, (12 mo. Federal Reserve Cumulative Average US + 0.840%), 1.62%, 5/25/47 (a)		5,671	4,772,762

			584,209,097
Commercial Mortgage-Backed Securities — 4.9%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 6/05/37 (b)(d)		19,050	18,141,256
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/21 (b)		2,750	2,811,233
Aventura Mall Trust, Series 2013-AVM, Class E, 3.74%, 12/05/32 (b)(d)		4,703	4,814,647
BAMLL Commercial Mortgage Securities Trust:
Series 2013-DSMZ, Class M, (1 mo. LIBOR US + 5.690%), 6.85%, 9/15/18 (a)(b)(c)		10,000	9,765,000
Series 2013-DSNY, Class E, (1 mo. LIBOR US + 2.600%), 3.76%, 9/15/26 (a)(b)		560	560,264
Series 2013-DSNY, Class F, (1 mo. LIBOR US + 3.500%), 4.66%, 9/15/26 (a)(b)		5,744	5,735,580
Series 2015-200P, Class F, 3.60%, 4/14/33 (b)(d)		5,991	5,641,932
Series 2015-ASHF, Class D, (1 mo. LIBOR US + 3.000%), 4.16%, 1/15/28 (a)(b)		2,400	2,407,523
Series 2016-ISQ, Class E, 3.61%, 8/14/34 (b)(c)(d)		23,440	20,763,152
Banc of America Commercial Mortgage Trust: Series 2007-1, Class AMFX, 5.48%, 1/15/49 (d)		1,258	1,256,148

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-3, Class AJ, 5.68%, 6/10/49 (d)	USD	157	$157,438
Bayview Commercial Asset Trust:
Series 2005-2A, Class A1, (1 mo. LIBOR US + 0.310%), 1.54%, 8/25/35 (a)(b)		6,365	5,892,103
Series 2005-3A, Class A1, (1 mo. LIBOR US + 0.320%), 1.55%, 11/25/35 (a)(b)		1,531	1,406,167
Bayview Commercial Mortgage Pass-Through Trust, Series 2006-SP1, Class M3, (1 mo. LIBOR US + 0.570%), 1.80%, 4/25/36 (a)(b)		5,625	5,485,802
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36 (b)(d)		2,672	2,627,491
Bear Stearns Commercial Mortgage Securities Trust:
Series 2004-T16, Class G, 5.15%, 2/13/46 (b)(d)		3,745	3,756,485
Series 2005-PW10, Class B, 5.61%, 12/11/40 (d)		4,000	4,266,202
BHMS Mortgage Trust, Series 2014-ATLS, Class BFX, 4.24%, 7/05/33 (b)		7,415	7,596,315
BWAY Mortgage Trust:
Series 2013-1515, Class D, 3.63%, 3/10/33 (b)		3,600	3,590,119
Series 2013-1515, Class E, 3.72%, 3/10/33 (b)		2,000	1,979,616
Series 2013-1515, Class F, 3.93%, 3/10/33 (b)(d)		11,155	10,907,520
Series 2015-1740, Class E, 3.82%, 1/10/35 (b)(d)		2,000	1,964,303
BXHTL Mortgage Trust, Series 2015-JWRZ, Class GL2, (1 mo. LIBOR US + 3.688%), 4.91%, 5/15/29 (a)(b)		2,686	2,718,613
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 4/10/29 (b)(d)		3,040	3,094,536
CFCRE Commercial Mortgage Trust:
Series 2011-C1, Class C, 6.08%, 4/15/44 (b)(d)		3,027	3,260,236
Series 2016-C3, Class D, 3.05%, 1/10/48 (b)(d)		1,390	1,024,719
Series 2016-C4, Class C, 4.88%, 5/10/58 (d)		3,330	3,460,638
CGBAM Commercial Mortgage Trust:
Series 2015-SMRT, Class B, 3.21%, 4/10/28 (b)		415	420,669
Series 2015-SMRT, Class F, 3.79%, 4/10/28 (b)(d)		800	789,446
CGDB Commercial Mortgage Trust, Series 2017-BIO, Class D, (1 mo. LIBOR US + 1.700%), 2.93%, 5/15/30 (a)(b)		375	376,065
Chicago Skyscraper Trust, Series 2017-SKY, Class E, (1 mo. LIBOR US + 3.300%), 4.53%, 2/15/30 (a)(b)		10,370	10,499,855
Chicago Skyscraper Trust SKY:
Series 2017-SKY, Class D, (1 mo. LIBOR US + 2.250%), 3.48%, 2/15/30 (a)(b)		4,980	5,042,355
Series 2017-SKY, Class F, (1 mo. LIBOR US + 4.100%), 5.33%, 2/15/30 (a)(b)		1,130	1,144,149
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class E, 3.52%, 5/10/35 (b)(d)		4,247	4,146,873

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	77

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2013-GC11, Class AAB, 2.69%, 12/10/22	USD	3,727	$3,784,764
Series 2014-GC21, Class C, 4.78%, 5/10/24 (d)		2,250	2,324,988
Series 2015-GC27, Class C, 4.43%, 1/10/25 (d)		3,000	2,869,989
Series 2016-C1, Class C, 4.95%, 5/10/49 (d)		2,870	2,945,292
Series 2016-GC37, Class C, 4.92%, 4/10/49 (d)		2,640	2,723,128
Series 2016-GC37, Class D, 2.79%, 4/10/49 (b)		4,176	2,959,589
Series 2016-P3, Class C, 4.84%, 4/15/49 (d)		1,271	1,348,084
Series 2016-P6, Class C, 4.29%, 12/10/49 (d)		2,400	2,432,742
Series 2016-SMPL, Class D, 3.52%, 9/10/31 (b)		1,730	1,734,469
Series 2016-SMPL, Class E, 4.51%, 9/10/31 (b)		3,080	3,113,781
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD5, Class AJ, 6.32%, 11/15/44 (d)		3,000	3,009,681
Series 2007-CD5, Class AMA, 6.32%, 11/15/44 (d)		2,200	2,212,770
CLNS Trust:
Series 2017-IKPR, Class A, (1 mo. LIBOR US + 0.800%), 1.89%, 6/11/32 (a)(b)		1,080	1,083,047
Series 2017-IKPR, Class E, (1 mo. LIBOR US + 3.500%), 4.59%, 6/11/32 (a)(b)		3,980	4,007,438
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.64%, 6/10/44 (b)(d)		3,466	3,587,406
Series 2012-LC4, Class A4, 3.29%, 12/10/44		1,435	1,488,557
Series 2013-300P, Class D, 4.39%, 8/10/30 (b)(d)		3,000	3,138,241
Series 2013-CR7, Class ASB, 2.74%, 3/10/46		1,000	1,018,630
Series 2013-CR12, Class A2, 2.90%, 10/10/46		4,000	4,051,656
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (b)		604	595,375
Series 2014-CR15, Class ASB, 3.60%, 11/10/23		4,208	4,415,327
Series 2014-CR15, Class C, 4.76%, 2/10/47 (d)		380	399,557
Series 2014-CR18, Class ASB, 3.45%, 7/15/47		3,000	3,133,020
Series 2014-CR21, Class A2, 3.10%, 12/10/47		3,280	3,352,325
Series 2014-FL5, Class A, (1 mo. LIBOR US + 1.370%), 2.60%, 10/15/31 (a)(b)		1,257	1,260,951
Series 2014-FL5, Class HFL1, (1 mo. LIBOR US + 3.250%), 4.48%, 7/15/31 (a)(b)(c)		3,261	3,153,967
Series 2014-LC15, Class A2, 2.84%, 4/10/47		2,400	2,432,610
Series 2014-LC15, Class ASB, 3.53%, 4/10/47		3,500	3,668,120
Series 2014-PAT, Class E, (1 mo. LIBOR US + 3.150%), 4.14%, 8/13/27 (a)(b)		1,000	1,004,507
Series 2014-PAT, Class F, (1 mo. LIBOR US + 2.441%), 3.43%, 8/13/27 (a)(b)		2,000	1,960,829
Series 2014-PAT, Class G, (1 mo. LIBOR US + 1.593%), 2.58%, 8/13/27 (a)(b)		2,000	1,986,900

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-TWC, Class C, (1 mo. LIBOR US + 1.850%), 3.07%, 2/13/32 (a)(b)	USD	8,000	$8,029,807
Series 2014-TWC, Class E, (1 mo. LIBOR US + 3.250%), 4.47%, 2/13/32 (a)(b)		6,220	6,259,068
Series 2014-UBS2, Class A2, 2.82%, 3/10/47		4,355	4,420,669
Series 2015-CR22, Class A2, 2.86%, 3/10/48		7,625	7,773,683
Series 2015-CR22, Class C, 4.12%, 3/10/25 (d)		1,635	1,635,909
Series 2015-CR23, Class A2, 2.85%, 5/10/48		6,115	6,248,683
Series 2015-CR23, Class B, 4.18%, 5/10/48 (d)		9,520	9,636,954
Series 2015-CR23, Class CMC, 3.68%, 4/10/48 (b)(d)		7,688	7,670,308
Series 2015-CR23, Class CMD, 3.68%, 5/10/48 (b)(d)		12,860	12,638,049
Series 2015-CR23, Class CME, 3.68%, 5/10/48 (b)(d)		2,180	2,122,033
Series 2015-CR23, Class D, 4.25%, 5/10/48 (d)		4,650	3,849,306
Series 2015-CR23, Class E, 3.23%, 5/10/48 (b)		1,470	893,263
Series 2015-CR25, Class C, 4.55%, 8/10/48 (d)		1,774	1,800,308
Series 2015-CR25, Class D, 3.80%, 8/10/48 (d)		4,949	3,983,652
Series 2015-LC19, Class C, 4.26%, 2/10/48 (d)		7,835	7,970,730
Series 2015-LC19, Class D, 2.87%, 2/10/48 (b)		2,932	2,382,180
Series 2015-LC21, Class C, 4.31%, 7/10/48 (d)		4,010	3,855,697
Series 2015-PC1, Class ASB, 3.61%, 11/10/24		1,600	1,682,156
Series 2016-667M, Class D, 3.18%, 10/10/36 (b)(d)		3,200	3,020,642
Core Industrial Trust:
Series 2015-CALW, Class G, 3.85%, 2/10/34 (b)(d)		6,060	5,931,467
Series 2015-TEXW, Class D, 3.85%, 2/10/34 (b)(d)		1,500	1,527,989
Series 2015-TEXW, Class E, 3.85%, 2/10/34 (b)(d)		3,570	3,547,076
Series 2015-TEXW, Class F, 3.85%, 2/10/34 (b)(d)		10,400	10,055,382
Series 2015-WEST, Class E, 4.23%, 2/10/37 (b)(d)		6,400	6,339,021
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.27%, 11/12/43 (b)(d)		717	717,728
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class C, 4.75%, 1/15/49 (d)		3,950	4,139,706
CSMC Trust, Series 2017-CHOP, Class E, (1 mo. LIBOR US + 3.300%), 4.53%, 7/15/32 (a)(b)		7,237	7,247,376
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.49%, 9/10/49 (b)(d)		8,736	7,107,051
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.40%, 12/13/28 (b)		2,759	3,037,270
FREMF Mortgage Trust:
Series 2013-KF02, Class B, (1 mo. LIBOR US + 3.000%), 3.52%, 12/25/45 (a)(b)		798	810,732

See Notes to Financial Statements.

78	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-K725, Class B, 3.88%, 2/25/24 (b)(d)	USD	3,000	$3,034,885
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class AFX, 3.23%, 12/15/34 (b)		2,195	2,250,589
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (b)(d)		7,373	7,389,525
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (b)(d)		6,012	5,952,792
Series 2015-NRF, Class GFX, 3.38%, 12/15/34 (b)(d)		6,270	6,043,829
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A, 5.48%, 12/10/49 (d)		282	281,784
GRACE Mortgage Trust:
Series 2014-GRCE, Class A, 3.37%, 6/10/28 (b)		5,200	5,414,613
Series 2014-GRCE, Class F, 3.59%, 6/10/28 (b)(d)		16,625	16,609,698
Great Wolf Trust:
Series 2015-WFMZ, Class M, (1 mo. LIBOR US + 6.988%), 8.15%, 5/15/32 (a)(b)		1,700	1,704,239
Series 2015-WOLF, Class D, (1 mo. LIBOR US + 3.500%), 4.66%, 5/15/34 (a)(b)		7,275	7,284,041
Series 2015-WOLF, Class F, (1 mo. LIBOR US + 5.000%), 6.16%, 5/15/34 (a)(b)		560	559,995
GS Mortgage Securities Corp. II:
Series 2013-KING, Class C, 3.44%, 12/10/27 (b)(d)		5,600	5,692,978
Series 2013-KING, Class D, 3.44%, 12/10/27 (b)(d)		3,750	3,781,637
Series 2015-GC30, Class A2, 2.73%, 5/10/50		2,000	2,029,794
GS Mortgage Securities Corp. Trust:
Series 2016-RENT, Class C, 4.07%, 2/10/29 (b)(d)		4,400	4,569,448
Series 2017-500K, Class D, (1 mo. LIBOR US + 1.300%), 2.52%, 7/15/19 (a)(b)		1,130	1,130,000
Series 2017-500K, Class E, (1 mo. LIBOR US + 1.500%), 2.72%, 7/15/19 (a)(b)		1,550	1,550,000
Series 2017-500K, Class F, (1 mo. LIBOR US + 1.800%), 3.02%, 7/15/19 (a)(b)		1,060	1,060,000
Series 2017-500K, Class G, (1 mo. LIBOR US + 2.500%), 3.72%, 7/15/32 (a)(b)		580	580,000
GS Mortgage Securities Trust:
Series 2012-GCJ7, Class A4, 3.38%, 5/10/45		5,135	5,349,739
Series 2013-GC10, Class AAB, 2.56%, 2/10/46		2,000	2,023,397
Series 2013-GC12, Class AAB, 2.68%, 11/10/22		3,340	3,390,911
Series 2013-GC16, Class AAB, 3.81%, 11/10/46		2,700	2,852,493
Series 2014-GC20, Class AAB, 3.66%, 4/10/47		3,395	3,573,352
Series 2014-GC20, Class C, 4.86%, 4/10/47 (d)		1,125	1,085,446
Series 2014-GC22, Class D, 4.65%, 6/10/47 (b)(d)		2,145	1,835,326
Series 2015-GC32, Class C, 4.41%, 7/10/48 (d)		2,085	2,081,261
Series 2015-GC32, Class D, 3.35%, 7/10/48		10,120	8,396,801
Hospitality Mortgage Trust, Series 2017-HIT, Class A, (1 mo. LIBOR US + 0.850%), 2.07%, 5/08/30 (a)(b)		790	796,260

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class ASB, 3.76%, 8/15/46 (d)	USD	3,950	$4,156,976
Series 2014-C22, Class D, 4.56%, 9/15/47 (b)(d)		2,750	2,345,968
Series 2015-C27, Class A2, 2.73%, 2/15/48		1,500	1,529,554
Series 2015-C33, Class D1, 4.12%, 11/15/25 (b)(d)		1,898	1,818,872
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2017-MAUI, Class D, (1 mo. LIBOR US + 1.950%), 3.18%, 7/15/19 (a)(b)		1,480	1,485,092
Series 2017-MAUI, Class E, (1 mo. LIBOR US + 2.950%), 4.17%, 7/15/19 (a)(b)		7,780	7,811,668
Series 2017-MAUI, Class F, (1 mo. LIBOR US + 3.750%), 4.98%, 7/15/34 (a)(b)		2,100	2,111,168
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2009-IWST, Class A2, 5.63%, 12/05/27 (b)		4,318	4,676,038
Series 2012-C6, Class A3, 3.51%, 5/15/45		2,535	2,655,790
Series 2012-CBX, Class A4, 3.48%, 6/15/45		6,150	6,431,629
Series 2013-LC11, Class ASB, 2.55%, 4/15/46		2,500	2,532,032
Series 2014-CBM, Class E, (1 mo. LIBOR US + 3.850%), 5.08%, 10/15/29 (a)(b)		4,700	4,707,359
Series 2014-DSTY, Class D, 3.80%, 6/10/27 (b)(d)		3,450	3,283,891
Series 2015-JP1, Class D, 4.24%, 1/15/49 (d)		5,750	5,342,526
Series 2015-UES, Class E, 3.62%, 9/05/32 (b)(d)		3,750	3,757,091
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (b)		7,740	7,824,382
Series 2017-JP5, Class D, 4.65%, 3/15/50 (b)(d)		7,320	7,199,451
Ladder Capital Commercial Mortgage Trust, Series 2014-909, Class E, 3.90%, 5/15/31 (b)(d)		2,500	2,454,377
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.11%, 7/15/40 (d)		1,716	1,718,298
Lone Star Portfolio Trust:
Series 2015-LSP, Class D, (1 mo. LIBOR US + 4.000%), 5.23%, 9/15/28 (a)(b)		2,450	2,490,465
Series 2015-LSP, Class E, (1 mo. LIBOR US + 5.600%), 6.83%, 9/15/28 (a)(b)		12,170	12,383,495
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.71%, 3/10/50 (b)(d)		3,375	3,093,928
MAD Mortgage Trust:
Series 2017-330M, Class D, 4.11%, 8/15/24 (b)(d)		3,305	3,338,047
Series 2017-330M, Class E, 4.17%, 8/15/34 (b)(d)		7,050	6,893,243
Madison Avenue Trust, Series 2013-650M, Class E, 4.03%, 10/12/32 (b)(d)		7,000	6,963,308
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Class AAB, 2.66%, 5/15/46		4,500	4,575,612

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	79

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-C18, Class A2, 3.19%, 10/15/47	USD	5,150	$5,275,912
Series 2014-C19, Class A2, 3.10%, 12/15/47		5,000	5,130,277
Series 2015-C23, Class A2, 2.98%, 7/15/50		4,500	4,609,515
Series 2015-C23, Class D, 4.13%, 7/15/50 (b)(d)		2,800	2,407,298
Series 2015-C25, Class D, 3.07%, 10/15/48		10,847	8,800,704
Series 2015-C26, Class D, 3.06%, 10/15/48 (b)		3,612	2,922,347
Series 2017-C33, Class C, 4.56%, 5/15/27 (d)		3,161	3,261,561
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class G, 3.45%, 7/13/29 (b)(d)		3,392	3,336,846
Series 2015-MS1, Class D, 4.03%, 5/15/48 (b)(d)		6,375	5,472,192
Series 2015-XLF2, Class AFSB, (1 mo. LIBOR US + 2.750%), 3.98%, 8/15/26 (a)(b)		3,000	3,000,000
Series 2017-H1, Class D, 2.55%, 6/15/27 (b)		7,130	5,516,552
Series 2017-PRME, Class D, (1 mo. LIBOR US + 3.400%), 4.63%, 2/15/34 (a)(b)		2,520	2,530,047
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 4B1, 3.28%, 8/26/47 (b)(c)(d)		10,382	10,382,240
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D, 4.29%, 10/15/30 (b)(d)		1,000	944,746
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 3.95%, 5/10/39 (b)(d)		10,640	10,232,416
RAIT Trust:
Series 2017-FL7, Class A, (1 mo. LIBOR US + 0.950%), 2.10%, 6/15/37 (a)(b)		960	960,266
Series 2017-FL7, Class C, (1 mo. LIBOR US + 2.500%), 3.65%, 6/15/37 (a)(b)		990	989,997
Resource Capital Corp. Ltd.:
Series 2015-CRE4, Class B, (1 mo. LIBOR US + 3.000%), 4.23%, 8/15/32 (a)(b)		3,750	3,712,500
Series 2017-CRE5, Class B, (1 mo. LIBOR US + 2.000%), 3.22%, 4/15/20 (a)(b)		2,200	2,199,996
Velocity Commercial Capital Loan Trust, Series 2014-1, Class M6, 7.94%, 9/25/44 (b)(c)(d)		3,309	3,375,180
VNDO Mortgage Trust:
Series 2012-6AVE, Class E, 3.34%, 11/15/30 (b)(d)		3,000	2,975,959
Series 2013-PENN, Class A, 3.81%, 12/13/29 (b)		4,575	4,804,664
Series 2013-PENN, Class D, 3.95%, 12/13/29 (b)(d)		3,000	3,081,746
Series 2016-350P, Class E, 3.90%, 1/10/35 (b)(d)		9,640	9,099,989
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.00%, 2/15/51 (d)		2,536	2,533,491
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, (1 mo. LIBOR US + 1.350%), 2.58%, 6/15/29 (a)(b)		410	411,418
Wells Fargo Commercial Mortgage Trust: Series 2014-TISH, Class A, (1 mo. LIBOR US + 1.030%), 2.19%, 2/15/27 (a)(b)		2,000	1,996,704
Series 2015-C27, Class D, 3.77%, 2/15/48 (b)		3,750	2,818,674
Series 2015-C30, Class D, 4.50%, 9/15/58 (b)(d)		1,700	1,488,319

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-C31, Class D, 3.85%, 11/15/48	USD	1,260	$970,105
Series 2015-NXS3, Class B, 4.49%, 9/15/57 (d)		1,600	1,669,333
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (b)		2,250	1,586,760
Series 2015-NXS4, Class D, 3.60%, 12/15/48 (d)		3,000	2,671,499
Series 2015-P2, Class D, 3.24%, 12/15/48 (b)		1,093	817,873
Series 2016-C34, Class C, 5.03%, 5/15/49 (d)		3,390	3,563,149
Series 2016-C37, Class C, 4.49%, 12/15/49 (d)		4,000	4,112,984
Series 2016-LC25, Class C, 4.44%, 12/15/59 (d)		8,320	8,238,334
Series 2016-NXS5, Class D, 4.88%, 1/15/59 (d)		2,750	2,700,257
Series 2016-NXS6, Class C, 4.31%, 11/15/49 (d)		4,783	4,848,350
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.44%, 4/15/45		4,390	4,589,444
Series 2013-C12, Class A2, 2.07%, 3/15/48		2,684	2,685,379
Series 2013-C12, Class ASB, 2.84%, 3/15/48		5,000	5,091,259
Series 2013-C15, Class ASB, 3.72%, 8/15/46		3,535	3,710,820
Series 2014-C20, Class ASB, 3.64%, 5/15/47		1,550	1,630,806
Series 2014-C22, Class C, 3.77%, 9/15/57 (d)		1,300	1,235,688

			767,314,774
Interest Only Commercial Mortgage-Backed Securities — 0.5%
BBCMS Trust:
Series 2015-SRCH, Class XA, 0.96%, 8/10/35 (b)(d)		78,000	5,534,100
Series 2015-SRCH, Class XB, 0.20%, 8/10/35 (b)(d)		35,000	636,650
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.76%, 5/10/58 (d)		18,566	2,088,585
Series 2016-C6, Class XA, 1.21%, 11/10/49 (d)		65,848	5,458,319
CGWF Commercial Mortgage Trust, Series 2013-RKWH, Class XCP, 0.00%, 11/15/30 (b)(c)(d)		7,781	1
Chicago Skyscraper Trust SKY, Series 2017-SKY, Class XCP, 1.23%, 2/15/30 (d)		112,725	1,601,815
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class XA, 1.22%, 3/10/47 (d)		18,602	1,056,004
Series 2016-P3, Class XA, 1.71%, 4/15/49 (d)		20,526	2,195,618
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class XA, 0.82%, 2/10/47 (d)		34,650	1,033,662
Commercial Mortgage Trust:
Series 2014-CR15, Class XA, 1.27%, 2/10/47 (d)		50,664	2,115,739
Series 2014-UBS5, Class XB2, 0.74%, 9/10/47 (b)(d)		12,675	604,724
Series 2015-CR25, Class XA, 0.95%, 8/10/48 (d)		66,041	3,815,749

See Notes to Financial Statements.

80	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 1.05%, 11/15/48 (d)	USD	17,471	$1,034,807
Great Wolf Trust, Series 2015-WOLF, Class XCP, 0.51%, 5/15/18 (b)(d)		429,000	1,720,290
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.73%, 12/10/27 (b)(d)		37,818	561,353
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.01%, 4/10/47 (d)		1,014	52,632
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, 0.93%, 9/15/47 (d)		14,242	706,679
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75% (b)(c)(d)(j)		40,477	2,250,521
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2016-JP4, Class XA, 0.82%, 12/15/49 (d)		24,522	1,165,056
Series 2016-WPT, Class XCP, 1.20%, 10/15/18 (b)(d)		97,333	1,388,942
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.39%, 3/10/50 (b)(d)		52,680	2,927,967
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XB, 0.33%, 4/15/47 (b)(d)		80,982	1,799,825
Series 2015-C22, Class XA, 1.15%, 4/15/48 (d)		28,672	1,768,126
Series 2015-C26, Class XA, 1.11%, 10/15/48 (d)		43,866	2,943,052
Series 2015-C26, Class XD, 1.35%, 10/15/48 (b)(d)		12,675	1,196,013
Series 2016-C28, Class XA, 1.29%, 1/15/49 (d)		19,837	1,580,343
Series 2016-C31, Class XA, 1.46%, 11/15/49 (d)		51,640	4,900,444
Series 2016-C32, Class XA, 0.77%, 12/15/49 (d)		32,855	1,762,727
Morgan Stanley Capital I Trust:
Series 2016-BNK2, Class XA, 1.12%, 11/15/49 (d)		52,652	3,799,025
Series 2016-UBS9, Class XD, 1.55%, 3/15/49 (b)(d)		13,600	1,428,000
Natixis Commercial Mortgage Securities Trust:
Series 2017-75B, Class XA, 0.20%, 4/09/27 (b)(d)		40,610	825,634
Series 2017-75B, Class XB, 0.03%, 4/09/27 (b)(d)		27,000	139,987
VNDO Mortgage Trust, Series 2013-PENN, Class XA, 0.14%, 12/13/29 (b)(d)		121,745	708,556
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.27%, 8/15/49 (b)(d)		11,784	1,039,702
Series 2016-C33, Class XA, 1.80%, 3/15/59 (d)		36,673	3,936,872
Series 2016-LC25, Class XA, 1.09%, 12/15/59 (d)		70,034	4,717,321
WFRBS Commercial Mortgage Trust:
Series 2013-C14, Class XA, 0.81%, 6/15/46 (d)		40,161	1,394,259

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2014-C20, Class XB, 0.57%, 5/15/47 (d)	USD	57,079	$2,093,904
Series 2014-LC14, Class XA, 1.36%, 3/15/47 (d)		63,144	3,481,037

			77,464,040
Total Non-Agency Mortgage-Backed Securities — 9.1%			1,428,987,911

Other Interests (q)		Beneficial Interest (000)
Independent Power and Renewable Electricity Producers — 0.0%
MMC Energy, Inc., Escrow (c)(f)(l)		450	—
Total Other Interests — 0.0%			—

Participation Notes		Shares
Auto Components — 0.1%
UBS AG (Hangzhou Hikvision Digital Technology Co. Ltd.), due 4/11/18 (f)		1,489,155	6,639,223
Beverages — 0.0%
Deutsche Bank AG (Kweichow Mountai Co. Ltd., Class A), due 5/22/26 (f)		80,927	5,788,935
Total Participation Notes — 0.1%			12,428,158

Preferred Securities		Par (000)
Capital Trusts
Airlines — 0.0%
Korean Air Lines Co. Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 10.440%), 6.88%, 6/12/47 (k)	USD	3,300	3,390,103
Banks — 7.6%
ABN AMRO Bank NV, (5 yr. Euro Swap + 5.452%), 5.75% (j)(k)	EUR	5,100	6,520,591
Allied Irish Banks PLC, (5 yr. Euro Swap + 7.339%), 7.38% (j)(k)		4,990	6,505,241
Australia & New Zealand Banking Group Ltd.:
(USD Swap Rate 11:00 am NY 1 + 5.168%), 6.75% (j)(k)	USD	2,062	2,306,772
(USD Swap Rate 11:00 am NY 1 + 5.168%), 6.75% (b)(j)(k)		8,634	9,658,908
Banco Bilbao Vizcaya Argentaria SA:
(5 yr. Euro Swap + 6.155%), 7.00% (j)(k)	EUR	4,600	5,717,736
(5 yr. Euro Swap + 9.177%), 8.88% (j)(k)		1,400	1,951,488
Banco Santander SA:
(5 yr. Euro Swap + 5.410%), 6.25% (j)(k)		4,900	6,047,846
(5 yr. Euro Swap + 6.803%), 6.75% (j)(k)		2,400	3,162,497

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	81

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Preferred Securities		Par (000)	Value
Banks (continued)
Bank of America Corp.:
(3 mo. LIBOR US + 3.898%), 6.10% (j)(k)	USD	30,765	$33,918,413
(3 mo. LIBOR US + 3.705%), 6.25% (j)(k)		45,810	50,505,525
Bank of East Asia Ltd.:
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.834%), 5.50% (j)(k)		2,303	2,316,797
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.682%), 5.63% (j)(k)		2,190	2,217,927
Bank of Ireland, (5 yr. Euro Swap + 6.956%), 7.38% (j)(k)	EUR	4,440	5,857,505
Barclays PLC:
(5 yr. Euro Swap + 5.875%), 6.50% (j)(k)		2,000	2,496,626
(5 yr. GBP Swap + 6.462%), 7.25% (j)(k)	GBP	825	1,177,151
(5 yr. Swap Semi 30/360 US + 6.772%), 7.88% (j)(k)	USD	64,021	70,010,165
(5 yr. Swap Semi 30/360 US + 6.705%), 8.25% (j)(k)		25,000	26,567,500
BNP Paribas SA:
(5 yr. Euro Swap + 5.230%), 6.13% (j)(k)	EUR	1,500	2,008,754
(5 yr. Swap Semi 30/360 US + 4.916%), 6.75% (b)(j)(k)	USD	15,917	17,309,737
(5 yr. Swap Semi 30/360 US + 6.314%), 7.63% (b)(j)(k)		17,392	19,261,640
CaixaBank SA, (5 yr. Euro Swap + 6.498%), 6.75% (j)(k)	EUR	3,400	4,349,395
Citigroup, Inc.:
(3 mo. LIBOR US + 4.230%), 5.90% (j)(k)	USD	6,839	7,404,107
(3 mo. LIBOR US + 3.905%), 5.95% (j)(k)		23,541	25,283,034
(3 mo. LIBOR US + 4.517%), 6.25% (j)(k)		16,325	18,339,505
Citizens Financial Group, Inc., (3 mo. LIBOR US + 3.960%), 5.50% (j)(k)		5,500	5,754,375
Cooperatieve Rabobank UA:
(5 yr. Euro Swap + 5.250%), 5.50% (j)(k)	EUR	4,760	6,049,022
(5 yr. Euro Swap + 6.697%), 6.63% (j)(k)		4,200	5,608,353
Credit Agricole SA:
(3 mo. LIBOR US + 6.982%), 8.38% (b)(j)(k)	USD	850	947,835
(5 yr. Euro Swap + 5.120%), 6.50% (j)(k)	EUR	6,620	8,767,343
(5 yr. Swap Semi 30/360 US + 4.898%), 7.88% (b)(j)(k)	USD	9,075	10,236,781
(5 yr. Swap Semi 30/360 US + 6.185%), 8.13% (b)(j)(k)		47,718	56,963,363
Danske Bank A/S:
(5 yr. Euro Swap + 5.471%), 5.88% (j)(k)	EUR	5,100	6,713,424
(6 yr. Euro Swap + 4.640%), 5.75% (j)(k)		400	509,624
(7 yr. Swap Semi 30/360 US + 3.896%), 6.13% (j)(k)	USD	7,390	7,970,425
DNB Bank ASA, (5 yr. Swap Semi 30/360 US + 5.080%), 6.50% (j)(k)		4,600	4,948,220
Dresdner Funding Trust I, 8.15%, 6/30/31 (b)		650	822,276
Erste Group Bank AG:
(5 yr. Euro Swap + 6.204%), 6.50% (j)(k)	EUR	2,000	2,592,987
(5 yr. Euro Swap + 9.020%), 8.88% (j)(k)		3,200	4,464,446
Fifth Third Bancorp, (3 mo. LIBOR US + 3.129%), 4.90% (j)(k)	USD	14,175	14,369,906
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, (3 mo. LIBOR US + 0.000%), 1.38% (a)(j)		600	491,820
HSBC Holdings PLC:
(USD Swap Rate 11:00 am NY 1 + 3.746%), 6.00% (j)(k)		43,352	45,469,745
(USD Swap Rate 11:00 am NY 1 + 5.514%), 6.88% (j)(k)		39,374	43,181,466
Industrial & Commercial Bank of China Asia Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.135%), 4.25% (j)(k)		2,250	2,237,220

Preferred Securities		Par (000)	Value
ING Groep NV:
(5 yr. Swap Semi 30/360 US + 4.446%), 6.50% (j)(k)	USD	3,070	$3,314,065
(5 yr. Swap Semi 30/360 US + 4.445%), 6.00%, 12/29/49 (j)(k)		1,500	1,555,500
Intesa Sanpaolo SpA:
(5 yr. Euro Swap + 6.884%), 7.00% (j)(k)	EUR	5,750	7,385,409
(5 yr. Euro Swap + 7.192%), 7.75% (j)(k)		200	270,044
(5 yr. Swap Semi 30/360 US + 5.462%), 7.70% (b)(j)(k)	USD	32,273	34,330,404
JPMorgan Chase & Co.:
(3 mo. LIBOR US + 3.320%), 5.00% (j)(k)		18,600	18,969,768
(3 mo. LIBOR US + 3.250%), 5.15% (j)(k)		13,796	14,330,595
(3 mo. LIBOR US + 3.300%), 6.00% (j)(k)		10,000	10,850,000
(3 mo. LIBOR US + 3.330%), 6.10% (j)(k)		24,878	27,459,093
(3 mo. LIBOR US + 3.330%), 6.13% (j)(k)		9,200	10,139,136
JPMorgan Chase Capital XXIII, (3 mo. LIBOR US + 1.000%), 2.18%, 5/15/77 (a)		56,180	52,036,725
KBC Groep NV, (5 yr. Euro Swap + 4.759%), 5.63% (j)(k)	EUR	5,411	6,709,783
Lloyds Banking Group PLC, (3 mo. LIBOR US + 1.270%), 6.66% (b)(j)(k)	USD	3,000	3,427,500
M&T Bank Corp., (3 mo. LIBOR US + 3.520%), 5.13% (j)(k)		11,550	12,141,937
Macquarie Bank Ltd.:
(5 yr. Swap Semi 30/360 US + 3.703%), 6.13% (b)(j)(k)		51,770	53,323,100
(5 yr. Swap Semi 30/360 US + 3.703%), 6.13% (j)(k)		5,250	5,407,500
Nanyang Commercial Bank Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.205%), 5.00% (j)(k)		3,200	3,211,955
National Westminster Bank PLC, (3 mo. LIBOR US + 0.250%), 1.50% (a)(j)		2,100	1,732,424
Nordea Bank AB, (USD Swap Rate 11:00 am NY 1 + 3.563%), 5.50% (b)(j)(k)		4,710	4,880,737
Royal Bank of Scotland Group PLC:
(3 mo. LIBOR US + 2.500%), 7.65% (j)(k)		500	623,125
(5 yr. Swap Semi 30/360 US + 5.800%), 7.50% (j)(k)		2,600	2,746,250
(5 yr. Swap Semi 30/360 US + 5.720%), 8.00% (j)(k)		14,996	16,411,322
(5 yr. Swap Semi 30/360 US + 7.598%), 8.63% (j)(k)		71,688	79,170,793
Santander UK Group Holdings PLC, (5 yr. GBP Swap + 5.792%), 6.75% (j)(k)	GBP	2,200	3,102,239
Skandinaviska Enskilda Banken AB:
(5 yr. Swap Semi 30/360 US + 3.493%), 5.63% (j)(k)	USD	1,000	1,043,000
(5 yr. Swap Semi 30/360 US + 3.850%), 5.75% (j)(k)		4,800	4,982,880
Société Générale SA:
(3 mo. LIBOR GBP + 3.400%), 8.88% (j)(k)	GBP	300	420,002
(5 yr. Swap Semi 30/360 US + 6.238%), 7.38% (b)(j)(k)	USD	58,050	63,419,625
(5 yr. Swap Semi 30/360 US + 6.394%), 8.25% (j)(k)		2,120	2,249,405
(USD Swap Rate 11:00 am NY 1 + 5.873%), 8.00% (b)(j)(k)		32,050	37,266,137
Standard Chartered PLC, (5 yr. Swap Semi 30/360 US + 6.301%), 7.50% (b)(j)(k)		45,970	50,475,060
SunTrust Banks, Inc., (3 mo. LIBOR US + 3.102%), 5.05% (j)(k)		34,425	34,812,281
Svenska Handelsbanken AB, (5 yr. Swap Semi 30/360 US + 3.335%), 5.25% (j)(k)		2,500	2,556,250
Swedbank AB:
(5 yr. Swap Semi 30/360 US + 3.767%), 5.50% (j)(k)		4,200	4,331,124

See Notes to Financial Statements.

82	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Preferred Securities		Par (000)	Value
(5 yr. Swap Semi 30/360 US + 4.106%), 6.00% (j)(k)	USD	800	$848,400
UniCredit SpA:
(5 yr. Euro Swap + 6.100%), 6.75% (j)(k)	EUR	1,800	2,225,928
(5 yr. Euro Swap + 9.300%), 9.25% (j)(k)		4,900	6,751,912
Wells Fargo & Co., (3 mo. LIBOR US + 3.110%), 5.90% (j)(k)	USD	24,019	26,090,639
Woori Bank:
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.306%), 4.50% (j)(k)		4,997	4,995,416
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.347%), 5.25% (j)(k)		4,875	4,984,746

			1,179,975,700
Capital Markets — 1.9%
Bank of New York Mellon Corp.:
(3 mo. LIBOR US + 2.460%), 4.50% (j)(k)		15,003	15,030,756
(3 mo. LIBOR US + 3.131%), 4.63% (j)(k)		29,850	30,342,525
Credit Suisse Group AG:
(5 yr. Swap Semi 30/360 US + 3.455%), 6.25% (b)(j)(k)		61,284	65,785,065
(5 yr. Swap Semi 30/360 US + 3.455%), 6.25% (j)(k)		600	644,068
Deutsche Bank AG, (5 yr. Swap Semi 30/360 US + 5.003%), 7.50% (j)(k)		4,100	4,276,792
Goldman Sachs Group, Inc.:
(3 mo. LIBOR US + 3.834%), 5.30% (j)(k)		4,315	4,601,559
(3 mo. LIBOR US + 3.922%), 5.38% (j)(k)		12,395	12,952,775
Huarong Finance 2017 Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 7.773%), 4.50% (j)(k)		2,942	3,004,750
Huarong Finance II Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.709%), 2.88% (j)(k)		2,350	2,256,101
Morgan Stanley:
(3 mo. LIBOR US + 3.610%), 5.45% (j)(k)		4,550	4,709,250
(3 mo. LIBOR US + 3.810%), 5.55% (j)(k)		15,112	15,829,820
Northern Trust Corp., (3 mo. LIBOR US + 3.202%), 4.60% (j)(k)		17,700	17,877,000
State Street Corp.:
(3 mo. LIBOR US + 3.597%), 5.25% (j)(k)		10,450	10,969,679
(3 mo. LIBOR US + 1.000%), 2.25%, 6/15/47 (a)		67,606	62,576,114
UBS Group AG:
(5 yr. Euro Swap + 5.287%), 5.75% (j)(k)	EUR	2,984	3,965,173
(5 yr. Swap Semi 30/360 US + 4.590%), 6.88% (j)(k)	USD	5,176	5,674,190
(5 yr. Swap Semi 30/360 US + 4.866%), 7.00% (j)(k)		14,196	15,917,265
(5 yr. Swap Semi 30/360 US + 5.464%), 7.13% (j)(k)		2,900	3,106,625
(USD Swap Rate 11:00 am NY 1 + 5.497%), 6.88% (j)(k)		19,590	21,122,917

			300,642,424
Chemicals — 0.0%
LANXESS AG, (5 yr. Euro Swap + 4.510%), 4.50%, 12/06/76 (k)	EUR	350	453,172
Solvay Finance SA:
(5 yr. Euro Swap + 4.889%), 5.12% (j)(k)		897	1,182,894
(5 yr. Euro Swap + 3.700%), 5.43% (j)(k)		172	232,858

			1,868,924
Construction & Engineering — 0.0%
Chalieco Hong Kong Corp. Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.292%), 5.70% (j)(k)	USD	1,459	1,507,264

Preferred Securities		Par (000)	Value
Construction & Engineering (continued)
CRCC Yupeng Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 7.251%), 3.95% (j)(k)	USD	1,000	$1,020,039

			2,527,303
Consumer Finance — 0.0%
Capital One Financial Corp., (3 mo. LIBOR US + 3.800%), 5.55% (j)(k)		1,198	1,262,393
Diversified Financial Services — 0.4%
AerCap Global Aviation Trust, (3 mo. LIBOR US + 4.300%), 6.50%, 6/15/45 (b)(k)		31,025	33,351,875
Far East Horizon Ltd., (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity + 7.620%), 4.35%, 12/14/27 (k)		845	850,287
HBOS Capital Funding LP, 6.85% (j)		3,130	3,197,921
ILFC E-Capital Trust I, (Highest of 3 mo. LIBOR US , 10 yr. US Treasury Yield Curve Rate T Note Constant Maturity , 30 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.550%), 4.34%, 12/21/65 (b)(k)		9,122	8,706,037
ILFC E-Capital Trust II, (Highest of 3 mo. LIBOR US , 10 yr. US Treasury Yield Curve Rate T Note Constant Maturity , 30 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.800%), 4.59%, 12/21/65 (b)(k)		7,242	6,984,909
Origin Energy Finance Ltd., (5 yr. Euro Swap + 3.670%), 4.00%, 9/16/74 (k)	EUR	950	1,160,571
RZB Finance Jersey IV Ltd., (3 mo. EURIBOR + 1.950%), 1.62% (j)(k)		600	690,745
Voya Financial, Inc., (3 mo. LIBOR US + 3.580%), 5.65%, 5/15/53 (k)	USD	500	536,250

			55,478,595
Diversified Telecommunication Services — 0.0%
Koninklijke KPN NV:
(5 yr. Euro Swap + 5.202%), 6.13% (j)(k)	EUR	563	704,802
(5 yr. GBP Swap + 5.505%), 6.88%, 3/14/73 (k)	GBP	410	601,811
(10 yr. Swap Semi 30/360 US + 5.330%), 7.00%, 3/28/73 (b)(k)	USD	200	223,250
Orange SA:
(5 yr. Euro Swap + 3.361%), 4.00% (j)(k)	EUR	1,017	1,304,930
(5 yr. GBP Swap + 3.353%), 5.75% (j)(k)	GBP	300	439,360

			3,274,153
Electric Utilities — 0.1%
Enel SpA:
(5 yr. Swap Semi 30/360 US + 5.880%), 8.75%, 9/24/73 (b)(k)	USD	800	964,000
(5 yr. Euro Swap + 5.242%), 6.50%, 1/10/74 (k)	EUR	716	916,459
(5 yr. Euro Swap + 3.648%), 5.00%, 1/15/75 (k)		600	770,651
(5 yr. GBP Swap + 5.662%), 7.75%, 9/10/75 (k)	GBP	195	292,734
Gas Natural Fenosa Finance BV, (8 yr. Euro Swap + 3.353%), 4.13% (j)(k)	EUR	1,400	1,784,215
Southern Co., (3 mo. LIBOR US + 3.630%), 5.50%, 3/15/57 (k)	USD	4,425	4,719,457

			9,447,516
Independent Power and Renewable Electricity Producers — 0.0%
SMC Global Power Holdings Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.236%), 7.50% (j)(k)		240	258,262
Industrial Conglomerates — 0.1%
General Electric Co., (3 mo. LIBOR US + 3.330%), 5.00% (j)(k)		15,296	16,126,420

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	83

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Preferred Securities		Par (000)	Value
Insurance — 0.6%
Assicurazioni Generali SpA, (3 mo. LIBOR GBP + 2.200%), 6.42% (j)(k)	GBP	200	$290,671
AXA SA, (3 mo. LIBOR US + 2.256%), 6.38% (b)(j)(k)	USD	8,000	9,050,000
Ethias SA, 5.00%, 1/14/26	EUR	400	520,351
Farmers Exchange Capital II, (3 mo. LIBOR US + 3.744%), 6.15%, 11/01/53 (b)(k)	USD	14,590	16,578,471
Groupama SA, (3 mo. EURIBOR + 5.770%), 6.38% (j)(k)	EUR	300	417,774
Hartford Financial Services Group, Inc., (3 mo. LIBOR US + 2.125%), 3.31%, 2/12/47 (a)(b)	USD	14,495	14,141,684
Liberty Mutual Group, Inc.:
(3 mo. LIBOR US + 2.905%), 4.15%, 3/15/66 (b)(k)		2,150	2,107,000
7.80%, 3/15/87 (b)		2,957	3,711,035
Nationwide Financial Services, Inc., 6.75%, 5/15/87		900	992,250
Principal Financial Group, Inc., (3 mo. LIBOR US + 3.044%), 4.70%, 5/15/55 (k)		11,886	12,331,725
XLIT Ltd., (3 mo. LIBOR US + 2.458%), 3.76% (j)(k)		38,985	36,548,437

			96,689,398
Media — 0.1%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25		500	512,030
Viacom, Inc.:
(3 mo. LIBOR US + 3.895%), 5.88%, 2/28/57 (k)		8,925	9,148,125
(3 mo. LIBOR US + 3.899%), 6.25%, 2/28/57 (k)		8,925	9,170,437

			18,830,592
Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.58%, 7/01/20		400	403,764
Integrys Holding, Inc., (3 mo. LIBOR US + 2.120%), 3.32%, 12/01/66 (k)		17,845	17,444,915
RWE AG, (5 yr. Euro Swap + 2.643%), 2.75%, 4/21/75 (k)	EUR	200	239,337

			18,088,016
Oil, Gas & Consumable Fuels — 0.9%
DCP Midstream Operating LP, (3 mo. LIBOR US + 3.850%), 5.85%, 5/21/43 (b)(k)	USD	375	349,687
Enbridge, Inc., (3 mo. LIBOR US + 3.890%), 6.00%, 1/15/77 (k)		38,300	40,598,000
Enterprise Products Operating LLC, (3 mo. LIBOR US + 3.708%), 4.88%, 8/01/66 (k)		26,406	26,511,624
Repsol International Finance BV:
(6 yr. Euro Swap + 3.560%), 3.88% (j)(k)	EUR	500	625,932
(10 yr. Euro Swap + 4.200%), 4.50%, 3/25/75 (k)		1,225	1,543,575
TOTAL SA, (5 yr. Euro Swap + 3.783%), 3.88% (j)(k)		606	776,823
TransCanada PipeLines Ltd., (3 mo. LIBOR US + 2.210%), 3.39%, 5/15/67 (k)	USD	9,515	8,944,100
TransCanada Trust:
(3 mo. LIBOR US + 4.640%), 5.88%, 8/15/76 (k)		31,129	34,061,352
(3 mo. LIBOR US + 3.208%), 5.30%, 3/15/77 (k)		29,450	30,480,750
Yancoal International Resources Development Co. Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.300%), 5.75% (j)(k)		1,495	1,532,309

			145,424,152

Preferred Securities		Par (000)	Value
Transportation Infrastructure — 0.0%
Royal Capital BV:
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.930%), 4.88% (j)(k)	USD	508	$511,643
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.416%), 5.50% (j)(k)		1,000	1,049,750

			1,561,393
Wireless Telecommunication Services — 0.1%
SoftBank Group Corp., (USD Swap Rate 11:00 am NY 1 + 4.226%), 6.00% (j)(k)		6,476	6,532,665
Telefonica Europe BV:
(5 yr. Euro Swap + 3.858%), 3.75% (j)(k)	EUR	300	371,698
(5 yr. Euro Swap + 3.806%), 4.20% (j)(k)		2,400	3,018,169
(5 yr. Euro Swap + 5.038%), 6.50% (j)(k)		500	629,797
(5 yr. GBP Swap + 4.458%), 6.75% (j)(k)	GBP	400	583,806
(8 yr. Euro Swap + 5.586%), 7.63% (j)(k)	EUR	500	710,905

			11,847,040
Total Capital Trusts — 11.9%			1,866,692,384

Preferred Stocks		Shares
Banks — 0.1%
KeyCorp, 6.13% (j)(k)		375,000	11,036,250
Capital Markets — 0.4%
Morgan Stanley, Series K, 5.85% (j)(k)		1,995,000	54,383,700
State Street Corp., 5.35% (j)(k)		355,660	9,901,574

			64,285,274
Consumer Finance — 0.1%
SLM Corp., 1.99% (j)(k)		122,000	8,735,200
Electric Utilities — 0.1%
Entergy Arkansas, Inc., 4.90%, 12/01/52		102,000	2,546,940
Entergy Arkansas, Inc., 4.88%, 9/01/66		93,168	2,300,318
Entergy Louisiana LLC, 4.88%, 9/01/66		32,274	794,263
Entergy Mississippi, Inc., 4.90%, 10/01/66		94,932	2,341,023
Entergy Texas, Inc., 5.63%, 6/01/64		146,739	3,985,431

			11,967,975
Equity Real Estate Investment Trusts (REITs) — 0.0%
Firstar Realty LLC, 8.88% (b)(j)		5,000	6,179,690
Suntrust Real Estate Investment Corp., 9.00% (b)(c)(j)		15	1,740,661

			7,920,351

Total Preferred Stocks — 0.7%			103,945,050

Trust Preferreds
Diversified Financial Services — 0.0%
GMAC Capital Trust I, (3 mo. LIBOR US + 5.785%), 7.10%, 2/15/40 (k)		182,724	4,851,322
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (b)(j)		146,000	156,220
Total Trust Preferreds — 0.0%			5,007,542
Total Preferred Securities — 12.6%			1,975,644,976

See Notes to Financial Statements.

84	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 1.0%
Fannie Mae Connecticut Avenue Securities:
Series 2017-C03, Class 1B1, (1 mo. LIBOR US + 4.850%), 6.08%, 10/25/29 (a)	USD	1,565	$1,715,170
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.000%), 4.23%, 10/25/29 (a)		15,150	15,858,000
Series 2017-C04, Class 2M2, (1 mo. LIBOR US + 2.850%), 4.08%, 11/25/29 (a)		23,830	24,640,887
Series 2017-C05, Class 1B1, (1 mo. LIBOR US + 3.600%), 4.82%, 1/25/30 (a)(c)		8,763	8,741,093
Series 2017-C05, Class 1M2, (1 mo. LIBOR US + 2.200%), 3.42%, 1/25/30 (a)		17,915	17,896,805
Fannie Mae REMICs:
Series 2013-133, Class NA, 3.00%, 5/25/36		648	667,235
Series 2016-49, Class DA, 3.50%, 10/25/42		962	999,259
Series 2016-76, Class ME, 3.00%, 1/25/46		5,598	5,744,125
Freddie Mac:
Series 4274, Class PN, 3.50%, 10/15/35		1,172	1,217,682
Series 4390, Class CA, 3.50%, 6/15/50		1,240	1,285,937
Series 4459, Class BN, 3.00%, 8/15/43		2,061	2,109,517
Series 4482, Class DH, 3.00%, 6/15/42		1,183	1,213,773
Series 4493, Class PA, 3.00%, 2/15/44		1,553	1,591,504
Series 4494, Class KA, 3.75%, 10/15/42		1,935	2,028,438
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA2, Class M3, (1 mo. LIBOR US + 4.650%), 5.88%, 10/25/28 (a)		3,295	3,782,542
Series 2016-DNA3, Class M3, (1 mo. LIBOR US + 5.000%), 6.23%, 12/25/28 (a)		7,730	9,037,393
Series 2016-DNA4, Class M3, (1 mo. LIBOR US + 3.800%), 5.03%, 3/25/29 (a)		17,855	19,747,373
Series 2017-DNA1, Class M2, (1 mo. LIBOR US + 3.250%), 4.48%, 7/25/29 (a)		4,695	4,987,821
Series 2017-DNA2, Class M2, (1 mo. LIBOR US + 3.450%), 4.68%, 10/25/29 (a)		3,920	4,222,243
Series 2017-HQA1, Class M2, (1 mo. LIBOR US + 3.550%), 4.78%, 8/25/29 (a)		7,645	8,220,714
Series 2017-HQA2, Class M2, (1 mo. LIBOR US + 2.650%), 3.88%, 12/25/29 (a)		11,610	11,882,210
Ginnie Mae, Series 2013-131, Class PA, 3.50%, 6/16/42		3,570	3,725,799

			151,315,520

U.S. Government Sponsored Agency Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac:
Series KIR2, Class A1, 2.75%, 3/25/27	USD	3,911	$3,973,021
Series KJ05, Class A2, 2.16%, 10/25/21		1,316	1,307,641

			5,280,662
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2013-M5, Class X2, 2.25%, 1/25/22 (d)		2,953	179,547
Freddie Mac:
Series K55, Class X1, 1.37%, 3/25/26 (d)		75,826	7,320,307
Series K714, Class X1, 0.69%, 10/25/20 (d)		56,834	1,045,520
Series KW01, Class X1, 0.98%, 1/25/26 (d)		5,461	346,855

			8,892,229
Mortgage-Backed Securities — 0.8%
Fannie Mae Mortgage-Backed Securities:
4.50%, 4/01/24-11/01/26		1,051	1,103,634
4.00%, 5/01/27		1,663	1,745,781
2.50%, 12/01/27-5/01/32		33,990	34,391,729
3.00%, 9/01/28-4/01/32		33,774	34,785,130
3.50%, 6/01/32		6,350	6,677,664
Freddie Mac Mortgage-Backed Securities:
4.00%, 7/01/26-3/01/29		3,879	4,125,857
2.50%, 5/01/30-8/01/32		20,617	20,800,634
3.00%, 8/01/31		7,287	7,512,320
3.50%, 6/30/32-6/01/35		6,128	6,430,876
(12 mo. LIBOR US + 1.630%), 3.00%, 11/01/45 (a)		5,098	5,221,228

			122,794,853
Total U.S. Government Sponsored Agency Securities — 1.8%			288,283,264
Total Long-Term Investments (Cost — $14,739,465,462) — 98.5%			15,410,177,780

Short-Term Securities		Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (p)(r)		554,118,392	554,118,392
SL Liquidity Series, LLC, Money Market Series, 1.29% (p)(r)(s)		273,826,979	273,881,744
Total Short-Term Securities (Cost — $827,975,856) — 5.3%			828,000,136

Options Purchased
(Cost — $8,064,544) — 0.0%			5,171,675
Total Investments (Cost — $15,575,505,862) — 103.8%			16,243,349,591
Liabilities in Excess of Other Assets — (3.8)%			(597,951,513)

Net Assets — 100.0%			$15,645,398,078

Notes to Schedule of Investments

(a)	Floating rate security. Rate shown is the rate in effect as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	85

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

(f)	Non-income producing security.

(g)	During the year ended July 31, 2017, investments in issuers that are affiliated persons and/or related parties of the Fund, as applicable, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased	Shares Sold	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Loss	Change in Unrealized Appreciation (Depreciation)
Japan Senior Living Investment Corp.[1]	4,562	—	(2,582)	1,980	$2,614,976	$251,657	$(687,156)	$52,360

[1]	No longer an affiliated company as of report date.

(h)	Security, or a portion of the security, is on loan.

(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(j)	Perpetual security with no stated maturity date.

(k)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(l)	Issuer filed for bankruptcy and/or is in default.

(m)	Convertible security.

(n)	Zero-coupon bond.

(o)	Variable rate security. Rate shown is the rate in effect as of period end.

(p)	During the year ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Par Value Held at July 31, 2016	Shares/Par Value Purchased		Shares/ Par Value Sold	Shares/ Par Value Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, TempFund, Institutional Class	882,296,920	—		(882,296,920)[2]	—	$151,762	—		—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	554,118,392	[3]	—	554,118,392	$554,118,392	1,941,073		$903	—
iShares iBoxx $ High Yield Corporate Bond ETF	3,099,963	8,839,027		(5,694,638)	6,244,352	555,185,336	16,489,546		6,812,490	$3,828,507
PNC Bank N.A.	$1,820,000	—		$(1,820,000)	—	—	25,388		15,099	(42,824)
PNC Financial Services Group, Inc.	$1,260,000	—		$(1,260,000)	—	—	31,629		28,782	(59,251)
SL Liquidity Series, LLC, Money Market Series	280,399,773	—		(6,572,794)[2]	273,826,979	273,881,744	3,675,781	[4]	35,431	24,280
Total						$1,383,185,472	$22,315,179		$6,892,705	$3,750,712

[1]	Includes net capital gain distributions.

[2]	Represents net shares sold.

[3]	Represents net shares purchased.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(q)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(r)	Current yield as of period end.

(s)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

86	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	2,068	September 2017	$84,386	$(2,707,510)
Nikkei 225 Index	861	September 2017	$155,729	(470,158)
U.S. Treasury Bonds (30 Year)	166	September 2017	$25,393	31,912
U.S. Treasury Notes (10 Year)	884	September 2017	$111,287	(12,734)
U.S. Treasury Notes (2 Year)	586	September 2017	$126,777	(3,747)
U.S. Treasury Notes (5 Year)	175	September 2017	$20,676	22,501
U.S. Ultra Treasury Bonds (30 Year)	84	September 2017	$13,818	5,134

				(3,134,602)

Short Contracts
Euro Currency	(4,405)	September 2017	$653,069	(28,934,163)
Euro STOXX 50 Index	(3,825)	September 2017	$156,081	4,725,585
Euro-Bobl	(15)	September 2017	$2,345	18,809
Euro-Bund	(61)	September 2017	$11,695	53,511
Euro-Schatz	(30)	September 2017	$3,980	(559)
JPY Currency	(1,359)	September 2017	$154,433	(815,159)
Long Gilt British	(7)	September 2017	$1,164	16,249
S&P 500 E-Mini Index	(5,752)	September 2017	$709,797	(8,042,697)
U.S. Treasury Bonds (30 Year)	(638)	September 2017	$97,594	(187,189)
U.S. Treasury Notes (10 Year)	(740)	September 2017	$93,159	57,463
U.S. Treasury Notes (2 Year)	(3,178)	September 2017	$687,540	(440,836)
U.S. Treasury Notes (5 Year)	(2,880)	September 2017	$340,268	(225,795)
U.S. Ultra Treasury Bonds (30 Year)	(573)	September 2017	$94,259	(643,161)
U.S. Ultra Treasury Notes (10 Year)	(77)	September 2017	$10,399	(923)

				(34,418,865)

Total				$(37,553,467)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	18,714,078	USD	2,761,511	Citibank N.A.	8/15/17	$18,317
USD	831,743	IDR	11,186,937,720	Barclays Bank PLC	10/26/17	136
USD	970,511	IDR	13,051,429,680	Barclays Bank PLC	10/26/17	303
USD	970,871	IDR	13,051,425,000	Barclays Bank PLC	10/26/17	664

						19,420

USD	365,802	EUR	320,000	Deutsche Bank AG	8/03/17	(13,079)
USD	11,976,846	CNH	81,686,880	Deutsche Bank AG	8/15/17	(157,092)
USD	443,014	EUR	380,000	Barclays Bank PLC	8/22/17	(7,410)
USD	431,896	EUR	370,000	Barclays Bank PLC	8/22/17	(6,674)
USD	221,503	EUR	190,000	Barclays Bank PLC	8/22/17	(3,709)
USD	423,277	EUR	360,000	Barclays Bank PLC	8/22/17	(3,439)
USD	630,219	EUR	540,000	BNP Paribas S.A.	8/22/17	(9,856)
USD	174,488,663	EUR	151,060,000	Citibank N.A.	8/22/17	(4,566,421)
USD	116,456,686	EUR	100,820,000	Citibank N.A.	8/22/17	(3,047,706)
USD	551,271	EUR	470,000	Citibank N.A.	8/22/17	(5,831)
USD	28,475,489	GBP	21,830,000	Bank of America N.A.	8/22/17	(350,444)

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	87

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,478,398	GBP	1,900,000	Bank of America N.A.	8/22/17	$(30,501)
USD	65,118	GBP	50,000	Barclays Bank PLC	8/22/17	(906)
USD	378,086	EUR	320,000	State Street Bank and Trust Co.	9/06/17	(1,531)
ARS	59,150,000	USD	3,500,000	Citibank N.A.	9/28/17	(266,673)

						(8,471,272)

Net Unrealized Depreciation						$(8,451,852)

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Put
S&P 500 Index	10	9/15/17	USD	2,300.00	USD	2,470	$5,350
S&P 500 Index	1,175	10/31/17	USD	2,375.00	USD	290,260	2,878,750
S&P 500 Index	733	10/31/17	USD	2,300.00	USD	181,073	1,110,495
S&P 500 Index	577	10/31/17	USD	2,350.00	USD	142,536	1,177,080
Total							$5,171,675

Centrally Cleared Credit Default Swaps — Buy Protection
Index	Pay Fixed Rate	Expiration Date		Notional Amount (000)		Unrealized Depreciation
ITRAXX.XO.27.V1	5.00%	6/20/22	EUR		1,520	$(83,552)

OTC Credit Default Swaps — Buy Protection
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
Standard Chartered Bank		Morgan Stanley Capital
PLC	1.00%	Services LLC	12/20/20	EUR	840	$(25,728)	$15,676	$(41,404)
Australia & New Zealand
Banking Group Ltd.	1.00%	Barclays Bank PLC	12/20/20	USD	10,000	(230,370)	(18,487)	(211,883)
Total						$(256,098)	$(2,811)	$(253,287)

OTC Credit Default Swaps — Sell Protection
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating	[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received )	Unrealized Appreciation (Depreciation	)
Hellenic Telecommunications Organization SA	5.00%	Goldman Sachs International	12/20/21	B+		EUR	310	$54,502	$16,174	$38,328
International Game Technology PLC	5.00%	Credit Suisse International	6/20/22	BB+		EUR	190	27,140	19,054	8,086
International Game Technology PLC	5.00%	JPMorgan Chase Bank N.A.	6/20/22	BB+		EUR	290	37,860	30,011	7,849
Saipem Finance International BV	5.00%	Credit Suisse International	6/20/22	BB+		EUR	300	22,346	21,393	953
CMBX.NA.9.A	2.00%	Credit Suisse International	9/17/58	Not Rated		USD	3,750	(98,589)	(122,062)	23,473
CMBX.NA.9.BBB-	3.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated		USD	3,750	(426,087)	(401,073)	(25,014)
Total								$(382,828)	$(436,503)	$53,675

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Financial Statements.

88	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets -Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$4,725,585	—	$205,579	—	$4,931,164
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$19,420	—	—	19,420
Options purchased	Investments at value — unaffiliated[2]	—	—	5,171,675	—	—	—	5,171,675
Swaps - OTC	Unrealized appreciation on OTC swaps; Swap premiums paid	—	$180,997	—	—	—	—	180,997

Total		—	$180,997	$9,897,260	$19,420	$205,579	—	$10,303,256

Liabilities - Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$11,220,365	$29,749,322	$1,514,944	—	$42,484,631
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	8,471,272	—	—	8,471,272
Swaps - centrally cleared	Net unrealized depreciation[1]	—	$83,552	—	—	—	—	83,552
Swaps - OTC	Unrealized depreciation on OTC swaps; Swap premiums received	—	819,923	—	—	—	—	819,923

Total		—	$903,475	$11,220,365	$38,220,594	$1,514,944	—	$51,859,378

[1]

Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2]	Includes options purchased at value as reported in the Schedules of Investments.

For the year end July 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$(111,327,835)	$47,041,696	$5,460,901	—	$(58,825,238)
Forward foreign currency exchange contracts	—	—	—	(4,809,161)	—	—	(4,809,161)
Options purchased[1]	—	—	(33,839,444)	—	—	—	(33,839,444)
Swaps	—	$1,500,647	—	—	—	—	1,500,647

Total	—	$1,500,647	$(145,167,279)	$42,232,535	$5,460,901	—	$(95,973,196)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$32,968,227	$(62,313,548)	$9,722,810	—	$(19,622,511)
Forward foreign currency exchange contracts	—	—	—	(7,943,299)	—	—	(7,943,299)
Options purchased[2]	—	—	(3,897,221)	—	—	—	(3,897,221)
Swaps	—	$(5,068,489)	—	—	—	—	(5,068,489)

Total	—	$(5,068,489)	$29,071,006	$(70,256,847)	$9,722,810	—	$(36,531,520)

[1]	Options purchased are included in net realized gain (loss) from investments.

[2]	Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	89

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$835,647,984
Average notional value of contracts — short	$1,842,100,083
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$326,376,065
Average amounts sold — in USD	$5,968,894
Options:
Average value of option contracts purchased	$4,887,731
Credit default swaps:
Average notional value — buy protection	$12,480,852
Average notional value — sell protection	$46,355,659

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) are as follows:

	Assets		Liabilities
Derivative Financial Instruments:
Futures contracts	$1,322,907		$4,832,778
Forward foreign currency exchange contracts	19,420		8,471,272
Options	5,171,675	[1]	—
Swaps — centrally cleared	—		434
Swaps — OTC[2]	180,997		819,923

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$6,694,999		$14,124,407
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(6,494,582)		(4,833,212)

Total derivative assets and liabilities subject to an MNA	$200,417		$9,291,195

[1]	Includes options purchased at value which is included in investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedules of Investments.

[2]	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Barclays Bank PLC	$1,103	$(1,103)	—	—	—
Citibank N.A.	18,317	(18,317)	—	—	—
Credit Suisse International	72,959	(72,959)	—	—	—
Goldman Sachs International	54,502	—	—	—	$54,502
JPMorgan Chase Bank N.A.	37,860	—	—	—	37,860
Morgan Stanley Capital Services LLC	15,676	(15,676)	—	—	—

Total	$200,417	$(108,055)	—	—	$92,362

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3,4]
Bank of America N.A.	$380,945	—	—	—	$380,945
Barclays Bank PLC	252,508	$(1,103)	—	$(190,000)	61,405
BNP Paribas S.A.	9,856	—	—	—	9,856
Citibank N.A.	7,886,631	(18,317)	—	—	7,868,314
Credit Suisse International	122,062	(72,959)	—	—	49,103
Deutsche Bank AG	170,171	—	—	—	170,171
Morgan Stanley & Co. International PLC	426,087	—	—	(420,000)	6,087
Morgan Stanley Capital Services LLC	41,404	(15,676)	—	—	25,728
State Street Bank and Trust Co.	1,531	—	—	—	1,531

Total	$9,291,195	$(108,055)	—	$(610,000)	$8,573,140

[1]	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

[3]	Net amount represents the net amount payable due to the counterparty in the event of default.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

See Notes to Financial Statements.

90	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,643,704,413	$21,687,046	$1,665,391,459
Common Stocks	$1,506,715,593	1,400,658,384	—	2,907,373,977
Corporate Bonds	—	3,482,712,781	—	3,482,712,781
Equity-Linked Notes	—	1,442,854,132	60,971,593	1,503,825,725
Floating Rate Loan Interests	—	836,184,222	136,082,542	972,266,764
Foreign Agency Obligations	—	224,030,964	—	224,030,964
Foreign Government Obligations	—	394,046,465	—	394,046,465
Investment Companies	555,185,336	—	—	555,185,336
Non-Agency Mortgage-Backed Securities	—	1,373,340,341	55,647,570	1,428,987,911
Participation Notes	—	12,428,158	—	12,428,158
Preferred Securities	100,876,021	1,873,028,294	1,740,661	1,975,644,976
U.S. Government Sponsored Agency Securities	—	279,542,171	8,741,093	288,283,264
Short-Term Securities	554,118,392	—	—	554,118,392
Options Purchased:
Equity contracts	5,171,675	—	—	5,171,675
Unfunded Floating Rate Loan Interests[1]	—	76	—	76

Subtotal	$2,722,067,017	$12,962,530,401	$284,870,505	$15,969,467,923

Investments Valued at NAV[2]				273,881,744

Total Investments				$16,243,349,667

Derivative Financial Instruments[3]
Assets:
Credit contracts	—	$78,689	—	$78,689
Equity contracts	$4,725,585	—	—	4,725,585
Foreign currency exchange contracts	—	19,420	—	19,420
Interest rate contracts	205,579	—	—	205,579
Liabilities:
Credit contracts	—	(361,853)	—	(361,853)
Equity contracts	(11,220,365)	—	—	(11,220,365)
Foreign currency exchange contracts	(29,749,322)	(8,471,272)	—	(38,220,594)
Interest rate contracts	(1,514,944)	—	—	(1,514,944)

Total	$(37,553,467)	$(8,735,016)	—	$(46,288,483)

1 Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

2 As of July 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

3 Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended July 31, 2017, there were no transfers between Level 1 and Level 2.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	91

Schedule of Investments (concluded)	BlackRock Multi-Asset Income Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Equity- Linked Notes	Floating Rate Loan Interests	Non- Agency Mortgage- Backed Securities	Preferred Securities	U.S. Government Sponsor Agency Securities	Total
Assets:
Opening Balance, as of July 31, 2016	$210,376,148	$8,213	$15,493,102	$65,392,264	$110,622,439	$1,644,830	—	$403,536,996
Transfers into Level 3	—	—	—	3,546,172	21,009,506	—	—	24,555,678
Transfers out of Level 3	(114,836,316)	—	—	(15,190,856)	(6,612,928)	—	—	(136,640,100)
Other[1]	21,776,688	—	—	—	(21,776,688)	—	—	—
Accrued discounts/ premiums	126,782	—	—	133,148	579,053	—	$14	838,997
Net realized gain (loss)	1,319,442	42,634	90,000	(190,680)	800,508	—	—	2,061,904
Net change in unrealized appreciation (depreciation)[2,3]	262,161	—	(404,935)	300,764	365,660	95,831	(9,397)	610,084
Purchases	14,431,971	—	61,243,307	118,024,122	8,804,863	—	8,750,476	211,254,739
Maturity	—	—	—	(50,000)	—	—	—	(50,000)
Sales	(111,769,830)	(50,847)	(15,449,881)	(35,882,392)	(58,144,843)	—	—	(221,297,793)

Closing Balance, as of July 31, 2017	$21,687,046	—	$60,971,593	$136,082,542	$55,647,570	$1,740,661	$8,741,093	$284,870,505

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2017[3]	$402,735	—	$(271,715)	$(154,983)	$872,326	$95,831	$(9,397)	$934,797

[1]	Certain Level 3 investments were re-classified between Asset-Backed Securities and Non-Agency Mortgage-Backed Securities.

[2]	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

92	BLACKROCK FUNDS II	JULY 31, 2017

Statements of Assets and Liabilities

July 31, 2017	BlackRock Dynamic High Income Portfolio	BlackRock Multi-Asset Income Portfolio

Assets
Investments at value — unaffiliated[1,2]	$283,878,098	$14,860,164,119
Investments at value — affiliated[3]	101,464,128	1,383,185,472
Cash	208,466	29,782,858
Cash pledged:
Collateral — OTC derivatives	—	610,000
Futures contracts	4,089,742	64,889,203
Centrally cleared swaps	—	48,000
Foreign currency at value[4]	7,586,916	128,887,047
Receivables:
Investments sold	6,144,542	186,290,322
Securities lending income — affiliated	4,147	221,356
Capital shares sold	1,066,279	41,163,324
Dividends — affiliated	74,562	314,783
Dividends — unaffiliated	261,939	13,733,133
Interest — unaffiliated	1,528,629	87,156,516
From the Manager	14,385	908,783
Principal paydowns	—	11,041
Variation margin on futures contracts	8,616	1,322,907
Swap premiums paid	1,262	102,308
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	19,420
OTC swaps	—	78,689
Unfunded floating rate loan interests	—	76
Deferred offering costs	—	24,130
Prepaid expenses	36,555	318,646

Total assets	406,368,266	16,799,232,133

Liabilities
Cash collateral on securities loaned at value	5,703,547	273,822,357
Payables:
Investments purchased	39,997,668	803,865,067
Capital shares redeemed	1,310,919	38,737,017
Deferred foreign capital gain tax	—	624,699
Income dividends	500,704	9,116,172
Investment advisory fees	121,555	5,689,474
Offering costs	39,092	22,622
Officer’s and Trustees’ fees	9,571	14,339
Other accrued expenses	238,095	3,993,282
Other affiliates	12,973	445,909
Service and distribution fees	27,761	3,378,710
Variation margin on futures contracts	173,122	4,832,778
Variation margin on centrally cleared swaps	—	434
Swap premiums received	658	541,622
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	8,471,272
OTC swaps	7,353	278,301

Total liabilities	48,143,018	1,153,834,055

Net Assets	$358,225,248	$15,645,398,078

Net Assets Consist of
Paid-in capital	$355,640,355	$15,689,708,824
Undistributed (distributions in excess of) net investment income	(564,033)	11,400,338
Accumulated net realized loss	(4,440,265)	(678,886,947)
Net unrealized appreciation (depreciation)	7,589,191	623,175,863

Net Assets	$358,225,248	$15,645,398,078

[1] Investments at cost — unaffiliated	$277,013,177	$14,205,379,596
[2] Securities loaned at value	$5,573,832	$266,305,010
[3] Investments at cost — affiliated	$100,941,155	$1,370,126,266
[4] Foreign currency at cost	$7,427,887	$126,333,611

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	93

Statements of Assets and Liabilities (concluded)

July 31, 2017	BlackRock Dynamic High Income Portfolio	BlackRock Multi-Asset Income Portfolio

Net Asset Value
Institutional
Net assets	$294,539,193	$8,491,879,892

Shares outstanding[1]	29,966,123	768,043,006

Net asset value	$9.83	$11.06

Investor A
Net assets	$38,769,566	$4,110,878,456

Shares outstanding[1]	3,942,874	372,246,405

Net asset value	$9.83	$11.04

Investor C
Net assets	$24,638,259	$3,006,720,822

Shares outstanding[1]	2,508,561	272,582,444

Net asset value	$9.82	$11.03

Class K
Net assets	$278,230	$35,918,908

Shares outstanding[1]	28,294	3,250,470

Net asset value	$9.83	$11.05

[1]	Unlimited number of shares authorized, $ 0.001 par value.

See Notes to Financial Statements.

94	BLACKROCK FUNDS II	JULY 31, 2017

Statements of Operations

Year Ended July 31, 2017	BlackRock Dynamic High Income Portfolio	BlackRock Multi-Asset Income Portfolio

Investment Income
Interest — unaffiliated	$14,955,202	$630,323,415
Interest — affiliated	—	57,017
Dividends — unaffiliated	1,409,249	96,417,870
Dividends — affiliated	1,389,073	18,834,038
Securities lending — affiliated — net	37,025	3,675,781
Foreign taxes withheld	(46,098)	(6,847,167)

Total investment income	17,744,451	742,460,954

Expenses
Investment advisory	2,270,496	73,147,601
Service and distribution — class specific	327,391	41,792,576
Professional	223,194	279,119
Transfer agent — class specific	196,315	10,810,413
Registration	113,560	709,833
Administration	113,525	4,796,356
Printing	79,437	239,599
Accounting services	72,909	1,750,002
Custodian	53,624	880,373
Administration — class specific	53,318	2,853,881
Offering	39,254	30,074
Officer and Trustees	30,360	235,674
Miscellaneous	47,558	600,078
Recoupment of past waived fees — class specific	3,291	—

Total expenses	3,624,232	138,125,579
Less:
Administration fees waived — class specific	(49,948)	(2,848,688)
Transfer agent fees waived and/or reimbursed — class specific	(61,183)	(7,201,545)
Fees waived by the Manager	(1,074,667)	(7,740,278)

Total expenses after fees waived and/or reimbursed	2,438,434	120,335,068

Net investment income	15,306,017	622,125,886

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	3,541,128	177,470,603
Investments — affiliated	577,123	6,204,646
Capital gain distributions from investment companies — affiliated	19	903
Futures contracts	7,168,136	(58,825,238)
Swaps	392,933	1,500,647
Forward foreign currency exchange contracts	12,249	(4,809,161)
Foreign currency transactions	71,058	(769,458)

	11,762,646	120,772,942

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	4,423,737	344,047,260 [1]
Investments — affiliated	(65,515)	3,803,072
Futures contracts	(664,987)	(19,622,511)
Swaps	(30,835)	(5,068,489)
Unfunded floating rate loan interests	—	76
Forward foreign currency exchange contracts	3,471	(7,943,299)
Foreign currency translations	67,004	2,548,447

	3,732,875	317,764,556

Net realized and unrealized gain	15,495,521	438,537,498

Net Increase in Net Assets Resulting from Operations	$30,801,538	$1,060,663,384

[1]	Net of $(624,698) foreign capital gain tax.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	95

Statements of Changes in Net Assets

	BlackRock Dynamic High Income Portfolio		BlackRock Multi-Asset Income Portfolio
	Year Ended July 31,		Year Ended July 31,
Increase in Net Assets:	2017	2016	2017	2016

Operations
Net investment income	$15,306,017	$13,537,610	$622,125,886	$561,950,156
Net realized gain (loss)	11,762,646	(13,490,830)	120,772,942	(531,617,462)
Net change in unrealized appreciation (depreciation)	3,732,875	6,117,107	317,764,556	258,010,287

Net increase in net assets resulting from operations	30,801,538	6,163,887	1,060,663,384	288,342,981

Distributions to Shareholders[1]
From net investment income:
Institutional	(12,424,927)	(10,559,475)	(337,207,197)	(275,891,459)
Investor A	(2,298,263)	(2,150,125)	(193,302,744)	(183,764,485)
Investor C	(1,186,773)	(1,378,893)	(121,384,766)	(127,880,886)
Class K	(16,218)	(4,953)	(419,359)	—

Decrease in net assets resulting from distributions to shareholders	(15,926,181)	(14,093,446)	(652,314,066)	(587,536,830)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	113,086,892	75,672,321	1,854,361,440	1,588,090,996

Net Assets
Total increase in net assets	127,962,249	67,742,762	2,262,710,758	1,288,897,147
Beginning of year	230,262,999	162,520,237	13,382,687,320	12,093,790,173

End of year	$358,225,248	$230,262,999	$15,645,398,078	$13,382,687,320

Undistributed (distributions in excess of) net investment income, end of year	$(564,033)	$(898,660)	$11,400,338	$6,562,438

[1]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

96	BLACKROCK FUNDS II	JULY 31, 2017

Financial Highlights	BlackRock Dynamic High Income Portfolio

	Institutional			Investor A
	Year Ended July 31,		Period November 3, 2014[1] to July 31,	Year Ended July 31,		Period November 3, 2014[1] to July 31,
	2017	2016	2015	2017	2016	2015

Per Share Operating Performance
Net asset value, beginning of period	$9.31	$9.92	$10.00	$9.31	$9.92	$10.00

Net investment income[2]	0.56	0.60	0.49	0.53	0.58	0.50
Net realized and unrealized gain (loss)	0.54	(0.58)	(0.13)	0.55	(0.59)	(0.16)

Net increase (decrease) from investment operations	1.10	0.02	0.36	1.08	(0.01)	0.34

Distributions from net investment income[3]	(0.58)	(0.63)	(0.44)	(0.56)	(0.60)	(0.42)

Net asset value, end of period	$9.83	$9.31	$9.92	$9.83	$9.31	$9.92

Total Return[4]
Based on net asset value	12.39%	0.51%	3.67%[5]	11.99%	0.26%	3.48%[5]

Ratios to Average Net Assets
Total expenses[6]	1.24%[7]	1.33%	1.88%[8,9]	1.47%[7]	1.57%	1.63%[8,9]

Total expenses after fees waived and/or reimbursed[6]	0.79%	1.05%	1.04%[8]	1.05%	1.30%	1.27%[8]

Net investment income[6]	5.84%	6.61%	6.52%[8]	5.65%	6.35%	6.64%[8]

Supplemental Data
Net assets, end of period (000)	$294,539	$163,634	$127,434	$38,770	$41,642	$19,260

Portfolio turnover rate[10]	93%	112%	43%	93%	112%	43%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,		Period November 3, 2014[1] to July 31,
	2017	2016	2015
Investments in underlying funds	0.09%	0.14%	0.18%

[7]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

[8]	Annualized.

[9]

Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Investor A Shares would have been 1.98% and 1.63%, respectively.

[10]	Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:

	Year Ended July 31,		Period November 3, 2014[1] to July 31,
	2017	2016	2015
Portfolio turnover rate (including equity-linked notes)	227%	221%	153%

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	97

Financial Highlights (continued)	BlackRock Dynamic High Income Portfolio

	Investor C
	Year Ended July 31,		Period November 3, 2014[1] to July 31, 2015
	2017	2016

Per Share Operating Performance
Net asset value, beginning of period	$9.30	$9.91	$10.00

Net investment income[2]	0.46	0.51	0.44
Net realized and unrealized gain (loss)	0.55	(0.59)	(0.16)

Net increase (decrease) from investment operations	1.01	(0.08)	0.28

Distributions from net investment income[3]	(0.49)	(0.53)	(0.37)

Net asset value, end of period	$9.82	$9.30	$9.91

Total Return[4]
Based on net asset value	11.16%	(0.50)%	2.84%[5]

Ratios to Average Net Assets
Total expenses[6]	2.25%[7]	2.32%	2.35%[8,9]

Total expenses after fees waived and/or reimbursed[6]	1.80%	2.05%	1.98%[8]

Net investment income[6]	4.88%	5.58%	5.76%[8]

Supplemental Data
Net assets, end of period (000)	$24,638	$24,767	$15,826

Portfolio turnover rate[10]	93%	112%	43%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,		Period November 3, 2014[1] to July 31,
	2017	2016	2015
Investments in underlying funds	0.09%	0.14%	0.18%

[7]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

[8]	Annualized.

[9]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Investor C Shares would have been 2.35%.

[10]	Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:

	Year Ended July 31,		Period November 3, 2014[1] to July 31,
	2017	2016	2015
Portfolio turnover rate (including equity-linked notes)	227%	221%	153%

See Notes to Financial Statements.

98	BLACKROCK FUNDS II	JULY 31, 2017

Financial Highlights (concluded)	BlackRock Dynamic High Income Portfolio

	Class K

	Year Ended July 31, 2017	Period March 28, 2016[1] to July 31, 2016

Per Share Operating Performance

Net asset value, beginning of period	$9.31	$8.87

Net investment income[2]	0.56	0.22
Net realized and unrealized gain	0.55	0.44

Net increase from investment operations	1.11	0.66

Distributions from net investment income[3]	(0.59)	(0.22)

Net asset value, end of period	$9.83	$9.31

Total Return[4]

Based on net asset value	12.32%	7.47%[5]

Ratios to Average Net Assets

Total expenses[6]	1.21%[7]	1.38%[8]

Total expenses after fees waived and/or reimbursed[6]	0.74%	1.00%[8]

Net investment income[6]	5.93%	7.19%[8]

Supplemental Data

Net assets, end of period (000)	$278	$221

Portfolio turnover rate[9]	93%	112%[10]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31, 2017	Period March 28, 2016[1] to July 31, 2016
Investments in underlying funds	0.09%	0.12%

[7]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

[8]	Annualized.

[9]	Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:

	Year Ended July 31, 2017	Period March 28, 2016[1] to July 31, 2016
Portfolio turnover rate (including equity-linked notes)	227%	221%[10]

[10]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	99

Financial Highlights	BlackRock Multi-Asset Income Portfolio

	Institutional
	Year Ended July 31,
	2017	2016	2015	2014	2013
Per Share Operating Performance
Net asset value, beginning of year	$10.76	$11.05	$11.45	$11.03	$10.54
Net investment income[1]	0.50	0.52	0.58	0.61	0.54
Net realized and unrealized gain (loss)	0.33	(0.26)	(0.36)	0.42	0.48
Net increase from investment operations	0.83	0.26	0.22	1.03	1.02
Distributions:[2]
From net investment income	(0.53)	(0.55)	(0.58)	(0.59)	(0.52)
From net realized gain	—	—	(0.04)	(0.02)	(0.01)
Total distributions	(0.53)	(0.55)	(0.62)	(0.61)	(0.53)
Net asset value, end of year	$11.06	$10.76	$11.05	$11.45	$11.03

Total Return[3]
Based on net asset value	7.90%	2.49%	1.94%	9.52%	9.82%

Ratios to Average Net Assets
Total expenses[4]	0.68%	0.69%	0.68%	0.70%	0.77%
Total expenses after fees waived and/or reimbursed[4]	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income[4]	4.66%	4.92%	5.10%	5.37%	4.86%

Supplemental Data
Net assets, end of year (000)	$8,491,880	$5,902,428	$5,405,267	$3,776,801	$1,624,573
Portfolio turnover rate[5]	75%	82%	60%	74%	113%
[1] Based on average shares outstanding.
[2] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
[3] Where applicable, assumes the reinvestment of distributions.
[4] Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.02%	0.04%	0.04%	0.04%	0.04%
[5] Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:

	Year Ended July 31,
	2017	2016	2015	2014	2013
Portfolio turnover rate (including equity-linked notes)	144%	142%	151%	146%	123%

See Notes to Financial Statements.

100	BLACKROCK FUNDS II	JULY 31, 2017

Financial Highlights (continued)	BlackRock Multi-Asset Income Portfolio

	Investor A
	Year Ended July 31,
	2017	2016	2015	2014	2013
Per Share Operating Performance
Net asset value, beginning of year	$10.75	$11.04	$11.44	$11.01	$ 10.53
Net investment income[1]	0.47	0.50	0.55	0.58	0.51
Net realized and unrealized gain (loss)	0.32	(0.27)	(0.36)	0.43	0.47
Net increase from investment operations	0.79	0.23	0.19	1.01	0.98
Distributions:[2]
From net investment income	(0.50)	(0.52)	(0.55)	(0.56)	(0.49)
From net realized gain	—	—	(0.04)	(0.02)	(0.01)
Total distributions	(0.50)	(0.52)	(0.59)	(0.58)	(0.50)
Net asset value, end of year	$11.04	$10.75	$11.04	$11.44	$ 11.01

Total Return[3]
Based on net asset value	7.54%	2.24%	1.68%	9.35%	9.45%

Ratios to Average Net Assets
Total expenses[4]	0.92%	0.93%	0.94%	0.95%	1.02%
Total expenses after fees waived and/or reimbursed[4]	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income[4]	4.39%	4.67%	4.85%	5.10%	4.59%

Supplemental Data
Net assets, end of year (000)	$4,110,878	$4,231,260	$3,587,415	$2,515,567	$1,375,765
Portfolio turnover rate[5]	75%	82%	60%	74%	113%

[1]    Based on average shares outstanding.

[2]    Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]    Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]    Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.02%	0.04%	0.04%	0.04%	0.04%
[5] Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
	Year Ended July 31,
	2017	2016	2015	2014	2013
Portfolio turnover rate (including equity-linked notes)	144%	142%	151%	146%	123%

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	101

Financial Highlights (continued)	BlackRock Multi-Asset Income Portfolio

	Investor C
	Year Ended July 31,
	2017	2016	2015	2014	2013
Per Share Operating Performance
Net asset value, beginning of year	$10.73	$11.03	$11.43	$11.00	$ 10.52
Net investment income[1]	0.39	0.41	0.46	0.49	0.42
Net realized and unrealized gain (loss)	0.33	(0.27)	(0.36)	0.43	0.48
Net increase from investment operations	0.72	0.14	0.10	0.92	0.90
Distributions:[2]
From net investment income	(0.42)	(0.44)	(0.46)	(0.47)	(0.41)
From net realized gain	—	—	(0.04)	(0.02)	(0.01)
Total distributions	(0.42)	(0.44)	(0.50)	(0.49)	(0.42)
Net asset value, end of year	$11.03	$10.73	$11.03	$11.43	$ 11.00

Total Return[3]
Based on net asset value	6.85%	1.38%	0.92%	8.54%	8.62%

Ratios to Average Net Assets
Total expenses[4]	1.68%	1.69%	1.69%	1.71%	1.76%
Total expenses after fees waived and/or reimbursed[4]	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income[4]	3.65%	3.92%	4.09%	4.34%	3.83%

Supplemental Data
Net assets, end of year (000)	$3,006,721	$3,248,999	$3,101,108	$2,277,937	$1,213,960
Portfolio turnover rate[5]	75%	82%	60%	74%	113%

[1]    Based on average shares outstanding.

[2]    Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]    Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]    Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.02%	0.04%	0.04%	0.04%	0.04%
[5] Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
	Year Ended July 31,
	2017	2016	2015	2014	2013
Portfolio turnover rate (including equity-linked notes)	144%	142%	151%	146%	123%

See Notes to Financial Statements.

102	BLACKROCK FUNDS II	JULY 31, 2017

Financial Highlights (concluded)	BlackRock Multi-Asset Income Portfolio

Class K
Period February 3, 2017[1] to July 31, 2017

Per Share Operating Performance

Net asset value, beginning of period	$ 10.80

Net investment income[2]	0.25
Net realized and unrealized gain	0.25

Net increase from investment operations	0.50

Distributions from net investment income[3]	(0.25)

Net asset value, end of period	$ 11.05

Total Return[4,5]

Based on net asset value	4.66%

Ratios to Average Net Assets

Total expenses[6,7]	0.60%

Total expenses after fees waived and/or reimbursed[6,7]	0.50%

Net investment income[6,7]	4.65%

Supplemental Data

Net assets, end of period (000)	$35,919

Portfolio turnover rate[8,9]	75%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Aggregate total return.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

Period February 3, 2017[1] to July 31, 2017
Investments in underlying funds	0.02%

[7]	Annualized.

[8]	Portfolio turnover is representative of the Fund for the entire year.

[9]	Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:

Period February 3, 2017[1] to July 31, 2017
Portfolio turnover rate (including equity-linked notes)[8]	144%

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2017	103

Notes to Financial Statements

1. Organization:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Dynamic High Income Portfolio	Dynamic High Income	Non-diversified
BlackRock Multi-Asset Income Portfolio	Multi-Asset Income	Diversified*
*	The Fund’s classification changed from non-diversified to diversified during the reporting period.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor C Shares	No	Yes	None
[1]	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. Multi-Asset Income has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records

104	BLACKROCK FUNDS II	JULY 31, 2017

Notes to Financial Statements (continued)

cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

SEC Reporting Modernization: The U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an

BLACKROCK FUNDS II	JULY 31, 2017	105

Notes to Financial Statements (continued)

estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	Participation notes are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services.

•

Equity-Linked Notes are valued utilizing quotes received daily by the Funds’ pricing service or through brokers. The Funds’ pricing service utilizes models that incorporate a number of market data factors, such as historical and forecasted discrete dividend information and historical values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

106	BLACKROCK FUNDS II	JULY 31, 2017

Notes to Financial Statements (continued)

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately-held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.

Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market,

BLACKROCK FUNDS II	JULY 31, 2017	107

Notes to Financial Statements (continued)

and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of July 31, 2017, certain investments of the Funds were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar

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guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds, are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Participation Notes: Participation notes (“P-Notes”) are promissory notes issued by banks or broker-dealers that are designed to offer a return measured by the change in the value of the underlying security or basket of securities (the “underlying security”) while not holding the actual shares of the underlying security. These investments are typically used to gain exposure to securities traded in foreign markets that may be restricted due to country-specific regulations. When the P-Note matures, the issuer will pay or receive the difference between the value of the underlying security at the time of the purchase and the underlying security’s value at maturity of the P-Notes. Income received on P-Notes is recorded by a fund as dividend income in the Statements of Operations. An investment in a P-Note involves additional risks beyond the risks normally associated with a direct investment in the underlying security. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as a direct owner of the underlying security. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. The holder of a P-Note must rely on the creditworthiness of the issuer for its investment returns on the P-Notes and has no rights against the issuer of the underlying security. A P-Note may be more volatile and less liquid than other investments held by a fund since the P-Note generally is dependent on the liquidity in the local trading market for the underlying security.

Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

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Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Inter-bank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, certain Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, Dynamic High Income had no unfunded floating rate loan interests. As of period end, Multi-Asset Income had the following unfunded floating rate loan interests:

Borrower	Par	Commitment Amount	Value	Unrealized Appreciation
CH Hold Corp. (AKA Caliber Collision)	$9,011	$8,988	$9,064	$76

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the

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next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following tables are a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Dynamic High Income
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
BNP Paribas S.A.	$5,093,832	$(5,093,832)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	480,000	(480,000)	—
Total	$5,573,832	$(5,573,832)	—

Multi-Asset Income
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital Inc.	$ 75,790,974	$ (75,790,974)	—
Deutsche Bank Securities, Inc.	10,358,015	(10,358,015)	—
Goldman Sachs & Co.	20,366,969	(20,366,969)	—
JP Morgan Securities LLC	48,900,500	(48,900,500)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	35,564,000	(35,564,000)	—
Morgan Stanley & Co. LLC	75,324,552	(75,324,552)	—
Total	$266,305,010	$(266,305,010)	—

[1]

Cash collateral with a value of $5,703,547 and $273,822,357 has been received in connection with securities lending agreements for Dynamic High Income and Multi-Asset Income, respectively. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the tables above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

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Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

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In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Funds’ counterparty on the swap agreement becomes the CCP. The Funds are required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. When the Funds enter into an ISDA Master Agreement and an MRA and/or MSLA with the same counterparty, the agreements may contain a set-off provision allowing the Funds to offset a net amount payable with amounts due to the Funds upon default of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, notwithstanding what contractual rights may be included in an ISDA Master Agreement, such laws may prohibit the Funds from setting off amounts owed to a defaulting counterparty under an ISDA Master Agreement against amounts owed to the Funds by affiliates of the defaulting counterparty. The insolvency regimes of many jurisdictions do, however, generally permit set-off of simultaneous payables and receivables under certain types of financial contracts between the same legal entity upon a default of the entity, regardless of the existence of a contractual set-off right in those contracts. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

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Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, Multi-Asset Income pays the Manager a monthly fee, based on the average daily net assets that are attributable to Multi-Asset Income’s direct investments in fixed income and equity securities and instruments, including exchange-traded funds (“ETFs”) advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed income mutual funds, at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.600%
$1 Billion - $2 Billion	0.550%
$2 Billion - $3 Billion	0.525%
Greater than $3 Billion	0.500%

For such services, Dynamic High Income pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Dynamic High Income’s net assets:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.85%
$1 Billion - $3 Billion	0.80%
$3 Billion - $5 Billion	0.77%
$5 Billion - $10 Billion	0.74%
Greater than $10 Billion	0.72%

With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), BlackRock Asset Management North Asia Limited (“BNA”) and BlackRock (Singapore) Limited (“BSL”), each an affiliate of the Manager. The Manager pays BIL, BNA and BSL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Investor A	Investor C
Service Fee	0.25%	0.25%
Distribution Fee	—	0.75%

114	BLACKROCK FUNDS II	JULY 31, 2017

Notes to Financial Statements (continued)

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended July 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Investor A	Investor C	Total
Dynamic High Income	$97,182	$230,209	$327,391
Multi-Asset Income	$10,442,369	$31,350,207	$41,792,576

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended July 31, 2017, the following table shows the class specific administration fees borne directly by each share class of each Fund:

	Institutional	Investor A	Investor C	Class K	Total
Dynamic High Income	$ 40,887	$ 7,775	$ 4,604	$ 52	$ 53,318
Multi-Asset Income	$1,389,650	$835,390	$627,004	$1,837	$2,853,881

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2017, Multi-Asset Income paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Total
Multi-Asset Income	$17,514	$27	$44	$17,585

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the year ended July 31, 2017, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Total
Dynamic High Income	$ 718	$ 312	$ 154	$ 1,184
Multi-Asset Income	$13,812	$35,806	$31,219	$80,837

For the year ended July 31, 2017, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Investor C	Class K	Total
Dynamic High Income	$ 157,930	$ 19,012	$ 19,267	$106	$ 196,315
Multi-Asset Income	$5,355,617	$2,961,971	$2,492,825	—	$10,810,413

BLACKROCK FUNDS II	JULY 31, 2017	115

Notes to Financial Statements (continued)

Other Fees: For the year ended July 31, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Dynamic High Income	$11,608
Multi-Asset Income	$495,535

For the year ended July 31, 2017, affiliates received CDSCs as follows:

	Investor A	Investor C
Dynamic High Income	$ 27,997	$ 6,175
Multi-Asset Income	$849,002	$463,914

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived by the Manager in the Statements of Operations. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. For the year ended July 31, 2017, the amounts waived were as follows:

Dynamic High Income	$5,350
Multi-Asset Income	$356,867

Effective September 1, 2016, the Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of Multi-Asset Income’s assets invested in affiliated equity and fixed-income exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. Effective November 28, 2016, the waiver became contractual through November 30, 2017.

The Manager has contractually agreed to waive its advisory fee with respect to any portion of Dynamic High Income’s assets invested in affiliated equity and fixed-income mutual funds and effective September 1, 2016, voluntarily agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated exchange-traded funds that have a contractual management fee. Effective November 28, 2016, the waiver became contractual through November 30, 2017.

These contractual agreements may be terminated upon 90 days’ notice by a majority of the independent trustees who are not “interested persons” of a Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived by the Manager in the Statements of Operations. For the year ended July 31, 2017, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Dynamic High Income	$110,394
Multi-Asset Income	$1,435,133

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Investor C	Class K
Dynamic High Income	0.75%	1.00%	1.75%	0.70%
Multi-Asset Income	0.55%	0.80%	1.55%	0.50%

Prior to September 26, 2016, the expense limitations as a percentage of average daily net assets were as follows:

	Institutional	Investor A	Investor C	Class K
Dynamic High Income	1.05%	1.30%	2.05%	1.00%

The Manager has agreed not to reduce or discontinue these contractual expense limitations through November 30, 2017 for Multi-Asset Income and November 30, 2018 for Dynamic High Income, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived by the Manager in the Statements of Operations. For the year ended July 31, 2017, the amounts waived were as follows:

Dynamic High Income	$958,923
Multi-Asset Income	$5,948,278

116	BLACKROCK FUNDS II	JULY 31, 2017

Notes to Financial Statements (continued)

These amounts waived and/or reimbursed are shown as administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the year ended July 31, 2017, class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived	Institutional	Investor A	Investor C	Class K	Total
Dynamic High Income	$39,892	$5,689	$4,316	$51	$49,948
Multi-Asset Income	$1,389,650	$830,201	$627,004	$1,833	$2,848,688

Transfer Agent Fees Waived and/or Reimbursed	Institutional	Investor A	Investor C	Class K	Total
Dynamic High Income	$52,303	$1,603	$7,174	$103	$61,183
Multi-Asset Income	$3,470,690	$1,947,958	$1,782,897	—	$7,201,545

In addition, for Multi-Asset Income, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitations as a percentage of average daily net assets are as follows: 1.55% for Institutional, 1.80% for Investor A, 2.55% for Investor C, and 1.50% for Class K. This agreement will automatically renew on December 1 of each year for an additional year until December 1, 2026 for Institutional, Investor A and Investor C, and until December 1, 2027 for Class K, unless terminated earlier by the Board, including a majority of the Independent Trustees.

With respect to the contractual expense caps, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	The Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

For the year ended July 31, 2017, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Fund:

	Institutional	Investor A	Investor C	Class K	Total
Dynamic High Income	$3,022	$152	$114	$3	$3,291

On July 31, 2017, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expires July 31,
	2018	2019
Dynamic High Income
Fund Level	$362,887	$958,923
Institutional	$112,860	$92,195
Investor A	$20,276	$7,292
Investor C	$18,431	$11,490
Class K	$11	$154
Multi-Asset Income
Fund Level	$4,351,693	$5,948,278
Institutional	$5,313,893	$4,860,340
Investor A	$3,544,401	$2,778,159
Investor C	$3,153,724	$2,409,901
Class K	—	$1,833

BLACKROCK FUNDS II	JULY 31, 2017	117

Notes to Financial Statements (continued)

The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on July 31, 2017:

	Dynamic High Income	Multi-Asset Income
Fund Level	$271,505	$4,837,790
Institutional	$ 11,687	$4,072,588
Investor A	$ 191	$2,729,747
Investor C	$ 532	$2,385,586

Securities Lending: The SEC has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, Dynamic High Income retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses. Pursuant to a securities lending agreement, Multi-Asset Income retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, Dynamic High Income, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, Multi-Asset Income, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending — affiliated — net in the Statements of Operations. For the year ended July 31, 2017, each Fund paid BIM the following amounts for securities lending agent services:

Dynamic High Income	$10,483
Multi-Asset Income	$755,597

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Dynamic High Income is currently permitted to borrow and lend and Multi-Asset Income is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended July 31, 2017, the Funds did not participate in the Interfund Lending Program.

118	BLACKROCK FUNDS II	JULY 31, 2017

Notes to Financial Statements (continued)

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended July 31, 2017, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Realized Gain
Dynamic High Income	$153,701	$3,924,691	$222,946
Multi-Asset Income	$143,959,612	$8,788,047	$398,150

7. Purchases and Sales:

For the year ended July 31, 2017, purchases and sales of investments, excluding short-term securities and equity-linked notes, were as follows:

Purchases	Dynamic High Income	Multi-Asset Income
Non-U.S. Government Securities	$297,309,058	$11,433,857,397
U.S. Government Securities	—	286,665,534

Total Purchases	$297,309,058	$11,720,522,931

Sales	Dynamic High Income	Multi-Asset Income
Non-U.S. Government Securities (includes paydowns)	$183,129,240	$8,684,645,927
U.S. Government Securities	—	289,776,055

Total Sales	$183,129,240	$8,974,421,982

For the year ended July 31, 2017, purchases and sales related to equity-linked notes were as follows:

	Dynamic High Income	Multi-Asset Income
Purchases	$425,145,881	$10,576,927,322
Sales	$419,490,339	$10,870,089,803

8. Income Tax Information:

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Multi-Asset Income’s U.S. federal tax returns generally remains open for each of the four years ended July 31, 2017. The statute of limitations on Dynamic High Income’s U.S. federal tax returns generally remains open for the two years ended July 31, 2017 and the period ended July 31, 2015. The statutes of limitations on Multi-Asset Income’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to the accounting for swap agreements, the classification of settlement proceeds, the classification of investments, foreign currency transactions, the sale of stock of passive foreign investment companies, non-deductible expenses and income recognized from investments in partnerships were reclassified to the following accounts:

	Dynamic High Income	Multi-Asset Income
Paid-in capital	$376,915	$5,499,603
Undistributed (distributions in excess of) net investment income	$954,791	$35,026,080
Accumulated net realized loss	$(1,331,706)	$(40,525,683)

BLACKROCK FUNDS II	JULY 31, 2017	119

Notes to Financial Statements (continued)

The tax character of distributions paid was as follows:

	Dynamic High Income	Multi-Asset Income
Ordinary income
7/31/17	$15,926,181	$652,314,066
7/31/16	$14,093,446	$587,536,830

As of period end, the tax components of accumulated earnings (losses) were as follows:

	Dynamic High Income	Multi-Asset Income
Undistributed ordinary income	$ 446,155	$ 45,952,398
Capital loss carryforwards	(4,166,135)	(696,198,617)
Net unrealized gains[1]	6,304,873	605,935,473
Total	$ 2,584,893	$ (44,310,746)

[1]

The difference between book-basis and tax-basis net unrealized gain were attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains/losses on certain futures, options and foreign currency contracts, the timing and recognition of partnership income, the accounting for swap agreements, the classification of investments and dividend income recognized for tax purposes.

As of July 31, 2017, Dynamic High Income and Multi-Asset Income had a capital loss carryforward available to offset future realized capital gains of $4,166,135 and $696,198,617, respectively. These capital loss carryforwards have no expiration date.

During the year ended July 31, 2017, the funds listed below utilized the following amounts of their respective capital loss carryforward:

	Dynamic High Income	Multi-Asset Income
Amount utilized	$9,726,951	$47,814,007

As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

	Dynamic High Income	Multi-Asset Income
Tax cost	$378,517,970	$15,554,106,443

Gross unrealized appreciation	$ 9,550,662	$ 797,737,609
Gross unrealized depreciation	(2,726,406)	(108,494,461)

Net unrealized appreciation	$ 6,824,256	$ 689,243,148

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2017, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities may also be affected by one or all of the following: (i) general economy; (ii) overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; and (iv) currency, interest rate and price fluctuations.

120	BLACKROCK FUNDS II	JULY 31, 2017

Notes to Financial Statements (continued)

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Fund.

For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent the Funds deposit collateral with its counterparty to a written option.

With exchange-traded options purchased, futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

BLACKROCK FUNDS II	JULY 31, 2017	121

Notes to Financial Statements (continued)

Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedules of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended July 31, 2017		Year Ended July 31, 2016
Dynamic High Income	Shares	Value	Shares	Value
Institutional
Shares sold	20,714,177	$197,672,503	15,663,520	$142,533,257
Shares issued in reinvestment of distributions	880,070	8,393,107	592,747	5,393,629
Shares redeemed	(9,211,481)	(86,904,359)	(11,517,281)	(105,649,040)

Net increase	12,382,766	$119,161,251	4,738,986	$42,277,846

Investor A
Shares sold	1,576,449	$14,975,708	3,239,745	$29,422,295
Shares issued in reinvestment of distributions	186,307	1,763,527	189,188	1,721,663
Shares redeemed	(2,292,642)	(21,550,661)	(896,769)	(8,106,149)

Net increase (decrease)	(529,886)	$(4,811,426)	2,532,164	$23,037,809

Investor C
Shares sold	1,172,404	$11,146,938	2,115,673	$19,522,262
Shares issued in reinvestment of distributions	102,026	966,256	116,480	1,058,885
Shares redeemed	(1,428,913)	(13,418,991)	(1,165,420)	(10,434,822)

Net increase (decrease)	(154,483)	$(1,305,797)	1,066,733	$10,146,325

			Period March 28, 2016[1] to July 31, 2016
Class K
Shares sold	4,300	$39,903	23,675	$210,268
Shares issued in reinvestment of distributions	311	2,961	8	73

Net increase	4,611	$42,864	23,683	$210,341

Total Net Increase	11,703,008	$113,086,892	8,361,566	$75,672,321

1	Commencement of operations.

122	BLACKROCK FUNDS II	JULY 31, 2017

Notes to Financial Statements (concluded)

	Year Ended July 31, 2017		Year Ended July 31, 2016
Multi-Asset Income	Shares	Value	Shares	Value
Institutional
Shares sold	380,679,883	$4,120,036,391	253,610,460	$2,671,205,058
Shares issued in reinvestment of distributions	27,565,138	298,601,456	22,361,591	236,018,727
Shares redeemed	(188,904,874)	(2,039,799,446)	(216,319,495)	(2,274,163,490)

Net increase	219,340,147	$2,378,838,401	59,652,556	$633,060,295

Investor A
Shares sold	145,021,015	$1,565,521,376	176,822,852	$1,861,948,611
Shares issued in reinvestment of distributions	16,998,624	183,556,805	16,483,275	173,769,970
Shares redeemed	(183,554,861)	(1,983,675,544)	(124,457,796)	(1,309,220,624)

Net increase (decrease)	(21,535,222)	$(234,597,363)	68,848,331	$726,497,957

Investor C
Shares sold	48,836,422	$526,123,058	82,291,127	$866,405,646
Shares issued in reinvestment of distributions	10,263,262	110,703,023	10,951,967	115,307,927
Shares redeemed	(89,258,186)	(962,139,016)	(71,738,585)	(753,180,829)

Net increase (decrease)	(30,158,502)	$(325,312,935)	21,504,509	$228,532,744

	Period February 3, 2017[1] to July 31, 2017
Class K
Shares sold	3,328,936	$36,295,404
Shares issued in reinvestment of distributions	37,735	414,762
Shares redeemed	(116,201)	(1,276,829)

Net increase	3,250,470	$35,433,337

Total Net Increase	170,896,893	$1,854,361,440	150,005,396	$1,588,090,996

[1]	Commencement of operations.

At July 31, 2017, 22,548 Class K Shares of Dynamic High Income and 18,519 Class K Shares of Multi-Assets Income were owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds.

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS II	JULY 31, 2017	123

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds II and Shareholders

of BlackRock Dynamic High Income Portfolio and BlackRock Multi-Asset Income Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock Dynamic High Income Portfolio and BlackRock Multi-Asset Income Portfolio (the “Funds”), each a series of BlackRock Funds II, as of July 31, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of July 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial statements as of and for the year ended July 31, 2016 and the financial highlights for each of the years or periods ended on or prior to July 31, 2016 (not presented herein, other than the statements of changes in net assets and the financial highlights) were audited by other auditors whose report dated September 26, 2016 expressed an unqualified opinion on those financial statements and financial highlights.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 27, 2017

Important Tax Information (Unaudited)

During the fiscal year ended July 31, 2017, the following information is provided with respect to the ordinary income distributions paid:

	Payable Date	Dynamic High Income Portfolio	Multi-Asset Income Portfolio
Qualified Dividend Income for Individuals[1]	August 2016	4.53%	11.12%
	September 2016	2.50%	10.02%
	October 2016 - December 2016	2.20%	10.02%
	January 2017 - July 2017	10.41%	17.12%

Dividends Qualifying for the Dividends Received Deduction for Corporations[1]	August 2016 - July 2017	0.23%	4.46%

Interest-Related Dividends for Non-U.S. Residents[2]	August 2016	13.50%	27.96%
	September 2016	14.69%	33.68%
	October 2016 - December 2016	14.98%	33.68%
	January 2017 - July 2017	12.61%	28.90%

[1]	The Portfolios hereby designate the percentage indicated above or the maximum amount allowable by law.

[2]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

124	BLACKROCK FUNDS II	JULY 31, 2017

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met in person on April 6, 2017 (the “April Meeting”) and May 9-10, 2017 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Dynamic High Income Portfolio (“Dynamic High Income Portfolio”) and BlackRock Multi-Asset Income Portfolio (“Multi-Asset Income Portfolio”) (each, a “Fund,” and collectively, the “Funds”), each a series of the Trust, and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreements (the “Sub-Advisory Agreements”) between the Manager and each of (a) BlackRock International Limited; (b) BlackRock (Singapore) Limited; and (c) BlackRock Asset Management North Asia Limited (collectively, the “Sub-Advisors”), with respect to the Funds, as applicable. The Manager and the Sub-Advisors are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements”.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.
The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) each Fund’s adherence to its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Funds; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on Fund fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Broadridge1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates;

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

BLACKROCK FUNDS II	JULY 31, 2017	125

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

(c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs, closed-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; and (g) sales and redemption data regarding each Fund’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Funds, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to each Fund, each for a one-year term ending June 30, 2018. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, a relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance and each Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of each Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Broadridge category. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

126	BLACKROCK FUNDS II	JULY 31, 2017

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the one-year and since-inception periods reported, the Dynamic High Income Portfolio ranked in second and first quartiles, respectively, against its Broadridge Performance Universe.

The Board noted that for each of the one-, three- and five-year periods reported, the Multi-Asset Income Portfolio ranked in the second quartile against its Broadridge Performance Universe.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2016 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Funds, to each Fund. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Dynamic High Income Portfolio’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board also noted that the Dynamic High Income Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to a cap on the Dynamic High Income Portfolio’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. In addition, the Board noted that BlackRock had proposed, and the Board agreed to, a lower contractual expense cap on a class-by-class basis. This contractual expense cap reduction was implemented on September 26, 2016.

The Board noted that the Multi-Asset Income Portfolio’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Multi-Asset Income Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the

BLACKROCK FUNDS II	JULY 31, 2017	127

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (concluded)

Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to a cap on the Multi-Asset Income Portfolio’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Funds, for a one-year term ending June 30, 2018, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to each Fund, each for a one-year term ending June 30, 2018. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

128	BLACKROCK FUNDS II	JULY 31, 2017

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2]
Robert M. Hernandez 1944	Chair of the Board and Trustee	Since 2007	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director, RTI International Metals, Inc. from 1990 to 2015; Director, TE Connectivity (electronics) from 2006 to 2012.	27 RICs consisting of 98 Portfolios	Chubb Limited (insurance company); Eastman Chemical Company.
James H. Bodurtha 1944	Trustee	Since 2007	Director, The China Business Group, Inc. (consulting and investing firm) from 1996 to 2013 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980; Director, ICI Mutual since 2010.	27 RICs consisting of 98 Portfolios	None
Bruce R. Bond 1946	Trustee	Since 2007	Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	27 RICs consisting of 98 Portfolios	None
Donald W. Burton 1944	Trustee	Since 2007	Managing General Partner, The Burton Partnership, LP (an investment partnership) from 1979 to 2017; Managing General Partner, The Burton Partnership (QP), LP (an investment partnership) since 2000; Managing General Partner, The South Atlantic Venture Funds from 1983 to 2012; Director, IDology, Inc. (technology solutions) since 2006; Director, Knology, Inc. (telecommunications) from 1996 to 2012; Director, Capital Southwest (financial) from 2006 to 2012; Director, Burtons Grill (restaurant) since 2013; Director, PDQ South Texas (restaurant) since 2013; Director, ITC/Talon (data) since 2015.	27 RICs consisting of 98 Portfolios	None
Honorable Stuart E. Eizenstat 1943	Trustee	Since 2007	Partner and Head of International Practice, Covington and Burling LLP (law firm) since 2001; International Advisory Board Member, The Coca-Cola Company from 2002 to 2011; Advisory Board Member, Veracity Worldwide, LLC (risk management) from 2007 to 2012; Member of the International Advisory Board GML Ltd. (energy) since 2003.	27 RICs consisting of 98 Portfolios	Alcatel-Lucent (telecom- munications); Global Specialty Metallurgical; UPS Corporation (delivery service); Ferroglobe (metals)
Henry Gabbay 1947	Trustee	Since 2007	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly, BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	27 RICs consisting of 98 Portfolios	None
Lena G. Goldberg 1949	Trustee	Since 2016	Senior Lecturer, Harvard Business School since 2008; Executive Vice President, FMR LLC/Fidelity Investments (financial services) from 2007 to 2008, Executive Vice President and General Counsel thereof from 2002 to 2007, Senior Vice President and General Counsel thereof from 1999 to 2002, Vice President and General Counsel thereof from 1997 to 1999, Senior Vice President and Deputy General Counsel thereof in 1997, and Vice President and Corporate Counsel thereof from 1996 to 1997; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	27 RICs consisting of 98 Portfolios	None

BLACKROCK FUNDS II	JULY 31, 2017	129

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2] (concluded)
Henry R. Keizer 1956	Trustee	Since 2016	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, Montpelier Re Holdings, Ltd. (publicly held property and casual reinsurance) from 2013 to 2015; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	27 RICs consisting of 98 Portfolios	Hertz Global Holdings (car rental); WABCO (commercial vehicle safety systems)
John F. O’Brien 1943	Trustee	Since 2007	Trustee Woods Hole Oceanographic Institute since 2003 and Chairman thereof from 2009 to 2015; Co-Founder and Managing Director, Board Leaders LLC (director education) since 2005.	27 RICs consisting of 98 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)
Donald C. Opatrny 1952	Trustee	Since 2015	Trustee, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; Member of the Board and Investment Committee, University School since 2007; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President and Trustee, the Center for the Arts, Jackson Hole since 2011; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014.	27 RICs consisting of 98 Portfolios	None
Roberta Cooper Ramo 1942	Trustee	Since 2007	Shareholder and Attorney, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Director, ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit) since 2008; Vice President, Santa Fe Opera (non-profit) since 2011; Chair, Think New Mexico (non-profit) since 2013; Chairman of the Board, Cooper’s Inc. (retail) from 1999 to 2011.	27 RICs consisting of 98 Portfolios	None

130	BLACKROCK FUNDS II	JULY 31, 2017

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Interested Trustees[4]
Robert Fairbairn 1965	Trustee	Since 2015	Senior Managing Director of BlackRock, Inc. since 2010; Global Head of BlackRock’s Retail and iShares® businesses since 2012; Member of BlackRock’s Global Executive and Global Operating Committees; Head of BlackRock’s Global Client Group from 2009 to 2012; Chairman of BlackRock’s international businesses from 2007 to 2010.	27 RICs consisting of 98 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 317 Portfolios	None

[1]   The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]   Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. Interested Trustees serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.

[3]   Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Trust’s Board in 2007, those Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Honorable Stuart E. Eizenstat, 2001; Robert M. Hernandez, 1996; John F. O’Brien, 2005; and Roberta Cooper Ramo, 1999.

[4]   Messrs. Fairbairn and Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Perlowski is also a board member of the BlackRock Closed-End Complex and the BlackRock Equity-Liquidity Complex.

BLACKROCK FUNDS II	JULY 31, 2017	131

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055. [2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

Investment Adviser and	Sub-Advisers	Custodian	Distributor
Administrator	BlackRock International Limited	The Bank of New York Mellon	BlackRock Investments, LLC
BlackRock Advisors, LLC	Edinburgh, EH3 8BL	New York, NY 10286	New York, NY 10022
Wilmington, DE 19809	United Kingdom

Legal Counsel	BlackRock Asset	Independent Registered Public	Address of the Trust
Willkie Farr & Gallagher LLP	Management North Asia Limited	Accounting Firm	100 Bellevue Parkway
New York, NY 10019	Hong Kong	PricewaterhouseCoopers LLP	Wilmington, DE 19809
Philadelphia, PA 19103

Accounting Agent and	BlackRock (Singapore) Limited
Transfer Agent	079912 Singapore
BNY Mellon Investment
Servicing (US) Inc.
Wilmington, DE 19809

132	BLACKROCK FUNDS II	JULY 31, 2017

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS II	JULY 31, 2017	133

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Change in Independent Registered Public Accounting Firm

Effective February 15, 2017, Deloitte & Touche LLP (“D&T”) was dismissed as the independent registered public accounting firm to the Funds. The Audit Committee of the Trust’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. D&T’s reports on the Funds’ financial statements for the fiscal periods ended July 31, 2016 and July 31, 2015 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Funds’ fiscal periods ended July 31, 2016 and July 31, 2015 and the subsequent interim period through February 15, 2017, (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Funds’ financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Trust’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Funds’ independent registered public accounting firm for the fiscal year ending July 31, 2017. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Funds or the Board of Trustees with the performance of the Funds’ prior independent registered public accounting firm, D&T. During the Funds’ fiscal periods ended July 31, 2016 and July 31, 2015 and the subsequent interim period through February 15, 2017, neither the Funds, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

134	BLACKROCK FUNDS II	JULY 31, 2017

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

DHIMAIP-7/17-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency in to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock’s General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Robert M. Hernandez
Henry R. Keizer
Stuart E. Eizenstat
Bruce R. Bond

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Pricewaterhouse Coopers (“PwC”) in the current fiscal year end and Deloitte & Touche LLP (“D&T”) in the previous fiscal year end for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Dynamic High Income Portfolio	$48,250	$50,490	$0	$0	$0	$15,402	$0	$0
BlackRock Global Dividend Portfolio	$29,000	$35,718	$0	$0	$0	$15,402	$0	$0
BlackRock Multi-Asset Income Portfolio	$68,701	$63,202	$0	$0	$0	$17,500	$0	$0

The following table presents fees billed by PwC for the current fiscal year end and D&T for the previous fiscal year end that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC and D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End[1]
BlackRock Dynamic High Income Portfolio	$0	$15,402
BlackRock Global Dividend Portfolio	$0	$15,402
BlackRock Multi-Asset Income Portfolio	$0	$17,500

1 Tax fees as provided by D&T.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	September 28, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date:	September 28, 2017